UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-56073

Pre Effective Amendment No.	☐

Post Effective Amendment No. 2 7	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 144	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2012 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

The Best of America® V
NEA Valuebuilder Select

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2012 .

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012 ), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 34 .   T o obtain free copies of the Statement of Additional Information

, or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim SBL Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Royce Capital Fund
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account and the Guaranteed Term Options .

1

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the contract value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin. This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate variable annuity payments.

Contract Owner- The person(s) who owns all rights under the Contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by the General Account of Nationwide.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Service Center- The department designated by the NEA Valuebuilder Program to be responsible for receiving service requests.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

2

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation.	9
Security Distributors, Inc.	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
Contacting the Service Center	11
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	14
Contract Maintenance Charge
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	16
CDSC Options and Charges
Optional Death Benefits
Contract Ownership	17
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	18
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	22
Surrender (Redemption) Prior to Annuitization	23
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

3

Table of Contents (continued)	Page
Loan Privilege	24
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	25
Contract Owner Services	25
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	29
Upon Death
Death Benefit Payment
Statements and Reports	30
Legal Proceedings	31
Table of Contents of Statement of Additional Information	34
Appendix A: Underlying Mutual Funds	35
Appendix B: Condensed Financial Information	48
Appendix C: Contract Types and Tax Information	82

4

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1

*Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

Maximum Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Maximum Annual Contract Maintenance Charge	$155
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)6
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.15%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.15%
Optional 5% Enhanced Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.20%

5

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011 , charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.45%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary.  This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

6 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

7 Range of Five-Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.

8 Range of CDSC over time:
Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

6

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.45%)	$1,146	$1,846	$2,555	$4,572	*	$1,346	$2,255	$4,572	$446	$1,346	$2,255	$4,572
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.27%)	$917	$1,171	$1,450	$2,472	*	$671	$1,150	$2,472	$217	$671	$1,150	$2,472

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment Only (Qualified Plan);
•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contract;
•	Roth IRAs;
•	Simplified Employee Pension ("SEP IRAs");
•	Simple IRA; and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types (see "Types of Contracts" in the "Appendix C: Contract Types and Tax Information").  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see the "Surrender (Redemption) After Annuitization").

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment Only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity*	$0	$25

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states .

7

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets of the Variable Account Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary.  This charge will be waived if the Contract Value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to Contract Owners, each with different characteristics and costs.  The charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

Two optional death benefits are available under the contract.  Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payments date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.  Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

8

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting the Service Center .

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to " Appendix B : Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained FREE OF CHARGE by contacting the Service Center .

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reporting as required under the 1934 Act

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual fund based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center .   Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

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The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  Allocations to Guaranteed Term Options are not subject to Variable Account charges.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  3, 5, 7, or 10 years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

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For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract Owners can obtain a GTO prospectus, by contacting the Service Center .

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying mutual funds in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the underlying mutual fund options.

•
Dollar Cost Averaging – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost A veraging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12-month anniversary in which the Fixed Account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

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Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-NEA-VALU (1-800-632-8258)

•	by mail to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001

•	by fax at 1-785-438-5177.

Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are appropriate for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate

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Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.  These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contract.  These guarantees are the sole responsibility of Nationwide.

Nationwide will not contest the contact.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which includes reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

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Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account, the Fixed Account and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Contract

Maintenance Charge and other Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC option is elected).

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee (see "Appendix A: Underlying Mutual Funds").

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

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When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal Without Charge and
Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the Contract Owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver.  Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Additional CDSC Waiver Options for Tax Sheltered Annuities 10 Year and Disability Waiver

For an additional charge of at an annualized rate 0.05% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the Contract Owner has been the owner of the contract for 10 years; and

2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The Contract Owner may be required to provide proof of hardship.

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If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Optional Death Benefits

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.

If the Contract Owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the Daily Net Assets of the Variable Account, depending upon the option chosen. Nationwide may lower either of these charges at any time without notifying Contract Owners.  Nationwide may realize a profit from the charges assessed for these options.  Further information about the standard and optional death benefits can be found in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Enhanced Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility Provisions

If the Contract Owner chooses an optional death benefit, no CDSC will be charged if:

•	the third Contract Anniversary has passed; and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

•
the Contract Owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.

For those contracts that have a non-natural person as Contract Owner for the benefit of a natural person, the Annuitant may exercise the rights of the Contract Owner for the purposes described in this provision.  If the non-natural Contract Owner has not been established for the benefit of a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in Contract Ownership must be submitted in writing and recorded at the Service Center .  Once recorded, the change will be effective as of the date the request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at the Service Center .

The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at the Service Center before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

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On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to the Service Center .  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment Only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity*	$0	$25

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m Eastern Time .

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If the application is not completed within five business days after receipt at the Service Center , the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received at the Service Center.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner on the application .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options after the time of application by submitting a written request to the Service Center .  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

2)	amounts allocated to the Fixed Account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chooses.

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Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.

Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the Variable Account and amounts allocated to the Guaranteed Term Options for any 12- month period.  Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center .  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center .  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received by the Service Center (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one- year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to three months beyond the one -year anniversary because guaranteed terms end on the last day of a calendar quarter.

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The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading (see the "Short-Term Trading Fees").

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only two underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, US. Mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with zero transfer events each January 1 st .  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

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Nationwide may, as an administrative practice, implement a " one -day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one -day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one -day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one -day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a

Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the contract value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

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Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within seven days after the request is received at the Service Center (see "Pricing") .  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes" in the "Appendix C: Contract Types and Tax Information").

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may direct Nationwide to deduct the CDSC from either:

a)	the amount requested; or

b)	the Contract Value remaining after the Contract Owner has received the requested amount.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	a $15 Contract Maintenance Charge, if applicable;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

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C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a 10 -day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.   Loans may not be available in every state.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

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Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to the Service Center in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract value to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form and submitted to the Service Center .  Once asset rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest

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in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Nationwide Variable Insurance Trust (“NVIT”)
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class (only available in contracts for which good order applications were received before May 1, 2012)

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.

When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."  Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to six months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing the Service Center .

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CSDC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the Contract Owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

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2)	an amount withdrawn to meet minimum distribution requirements for this Contract under the Internal Revenue Code; or

3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded at the Service Center .  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the 10 -day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least two years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in the "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising

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each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than seven days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	And …	And …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner, but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner, and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent Annuitant	Surviving contingent Annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner's estate.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

Distributions will be made pursuant to the "Required Distributions" provisions in the "Appendix C: Contract Types and Tax Information" section of this prospectus.

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If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.   After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the Contract Value as of the most recent five- year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five- year Contract Anniversary .

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Contract Anniversary .

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that Contract Anniversary .

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

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•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstate individual delivery by contacting the Service Center .  Nationwide will reinstate individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss

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ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudic e. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post

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judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, SDI, is not engaged in any litigation of any material nature.

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Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-56073

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser ' s determination of reasonable risk.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

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Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.)

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital growth.

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

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Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the " Index " ).

Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) (formerly, SBL Fund - Series D (MSCI EAFE Equal Weight Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital growth.

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) (formerly, SBL Fund - Series J (Mid Cap Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.

Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) (formerly, SBL Fund - Series N (Managed Asset Allocation Series))
Investment Advisor:	Guggenheim Investments
Sub-advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

Guggenheim SBL Fund - Series O (All Cap Value Series) (formerly, SBL Fund - Series O (All Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.

Guggenheim SBL Fund - Series P (High Yield Series) (formerly, SBL Fund - Series P (High Yield Series))
Investment Advisor:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

Guggenheim SBL Fund - Series Q (Small Cap Value Series) (formerly, SBL Fund - Series Q (Small Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.

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Guggenheim SBL Fund - Series V (Mid Cap Value Series) (formerly, SBL Fund - Series V (Mid Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Guggenheim SBL Fund - Series X (Small Cap Growth Series) (formerly, SBL Fund - Series X (Small Cap Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) (formerly, SBL Fund - Series Y (Large Cap Concentrated Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Global Health Care Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.

Invesco - Invesco V.I. Global Real Estate Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.

Invesco - Invesco V.I. International Growth Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

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JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund ' s investment objective is to seek capital appreciation. MFS normally invests the fund ' s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor ' s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

40

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund ' s financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II

Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

41

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ( " MSCI EAFE Index " ) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

42

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

43

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

44

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund ' s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, " growth-type " companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, " growth-type " companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

45

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

46

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio:  Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

47

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with all optional benefits available on December 31, 201 1 (the maximum Variable Account charge of 1.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract,  please contact the Service Center to request the Statement of Additional Information.

The following Sub-Accounts were added to the Variable Account after December 31, 2011.  Therefore, no Condensed Financial Information is available:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernsteinVPS Dynamic Asset Allocation Portfolio: Class B

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs Global Markets Navigator Fund: Service Shares

Invesco
•	Invesco V.I. Mid Cap Core Equity Fund: Series II
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

Ivy Funds Variable Insurance Portfolios, Inc.
•	High Income
•	Mid Cap Growth

MFS® Variable Insurance Trust
•	MFS New Discovery Series: Service Class

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Service Class

No Additional Contract Options Elected - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.966845	9.911273	-9.63%	6,896
2010	8.759604	10.966845	25.20%	11,406
2009	6.208582	8.759604	41.09%	6,263
2008*	10.000000	6.208582	-37.91%	129
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.926098	14.285811	10.52%	90,757
2010	12.433365	12.926098	3.96%	84,035
2009	11.406501	12.433365	9.00%	66,084
2008	11.719554	11.406501	-2.67%	68,119
2007	10.823057	11.719554	8.28%	31,167
2006	10.772114	10.823057	0.47%	26,022
2005	10.724012	10.772114	0.45%	28,923
2004	10.247814	10.724012	4.65%	18,628
2003*	10.000000	10.247814	2.48%	2,209

48

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
2008	15.803283	10.223592	-35.31%	158,715
2007	15.990790	15.803283	-1.17%	172,953
2006	13.808600	15.990790	15.80%	177,039
2005	13.343804	13.808600	3.48%	176,379
2004	11.940757	13.343804	11.75%	153,183
2003	9.333731	11.940757	27.93%	131,778
2002	11.705008	9.333731	-20.26%	114,316
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
2008	20.097962	10.967180	-45.43%	27,731
2007	17.214343	20.097962	16.75%	30,693
2006	13.921341	17.214343	23.65%	36,130
2005	12.428422	13.921341	12.01%	39,581
2004	10.934729	12.428422	13.66%	42,920
2003	8.879812	10.934729	23.14%	47,575
2002	11.275782	8.879812	-21.25%	53,502
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.131262	11.914872	-1.78%	39,272
2010	10.285729	12.131262	17.94%	43,635
2009	8.003497	10.285729	28.52%	36,037
2008	10.697120	8.003497	-25.18%	30,383
2007	11.071995	10.697120	-3.39%	32,499
2006*	10.000000	11.071995	10.72%	9,059
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	212,461
2008	20.554101	14.884699	-27.58%	227,614
2007	21.909766	20.554101	-6.19%	243,150
2006	18.670139	21.909766	17.35%	250,221
2005	17.972501	18.670139	3.88%	230,750
2004	15.894190	17.972501	13.08%	196,553
2003	12.461991	15.894190	27.54%	152,124
2002	14.420645	12.461991	-13.58%	117,173
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122397	12.505920	-4.70%	68,778
2010	12.088339	13.122397	8.55%	50,410
2009*	10.000000	12.088339	20.88%	4,149

49

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.512910	15.428967	-0.54%	70,761
2010	12.465786	15.512910	24.44%	76,791
2009	10.081407	12.465786	23.65%	78,926
2008	14.755033	10.081407	-31.67%	80,830
2007	15.018400	14.755033	-1.75%	82,541
2006	13.272308	15.018400	13.16%	79,520
2005	12.514320	13.272308	6.06%	64,841
2004	10.381496	12.514320	20.54%	41,457
2003	7.618563	10.381496	36.27%	16,084
2002*	10.000000	7.618563	-23.81%	3,336
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
2008	12.026253	7.799377	-35.15%	180,866
2007	11.282351	12.026253	6.59%	198,342
2006	10.446352	11.282351	8.00%	227,188
2005	10.193646	10.446352	2.48%	244,194
2004	9.704318	10.193646	5.04%	255,941
2003	7.787219	9.704318	24.62%	256,172
2002	11.081580	7.787219	-29.73%	251,247
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
2008	15.213830	9.457808	-37.83%	615,287
2007	14.615858	15.213830	4.09%	645,804
2006	12.795006	14.615858	14.23%	677,765
2005	12.357170	12.795006	3.54%	687,042
2004	11.292966	12.357170	9.42%	661,939
2003	8.895399	11.292966	26.95%	596,698
2002	11.585200	8.895399	-23.22%	546,163
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
2008	15.551743	10.835374	-30.33%	75,249
2007	14.678695	15.551743	5.95%	80,707
2006	12.741982	14.678695	15.20%	89,987
2005	12.342942	12.741982	3.23%	94,351
2004	11.880707	12.342942	3.89%	92,257
2003	9.914002	11.880707	19.84%	84,422
2002	12.036131	9.914002	-17.63%	67,989

50

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
2008	14.098393	12.927144	-8.31%	151,473
2007	13.527760	14.098393	4.22%	155,070
2006	13.132275	13.527760	3.01%	143,105
2005	13.107871	13.132275	0.19%	133,341
2004	12.790643	13.107871	2.48%	111,998
2003	12.358755	12.790643	3.49%	104,713
2002	11.432220	12.358755	8.10%	72,830
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.473634	11.315439	-1.38%	27,538
2010	10.290497	11.473634	11.50%	27,505
2009	8.380770	10.290497	22.79%	44,331
2008	11.310248	8.380770	-25.90%	45,269
2007	10.526627	11.310248	7.44%	26,185
2006*	10.000000	10.526627	5.27%	6,955
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.030144	10.786367	-2.21%	78,085
2010	9.738655	11.030144	13.26%	102,509
2009	7.646576	9.738655	27.36%	71,351
2008	11.490429	7.646576	-33.45%	61,250
2007	10.546649	11.490429	8.95%	19,743
2006*	10.000000	10.546649	5.47%	7,256
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.611150	10.211709	-3.76%	71,567
2010	9.249263	10.611150	14.72%	73,082
2009	7.117041	9.249263	29.96%	60,662
2008	11.621249	7.117041	-38.76%	49,687
2007	10.566834	11.621249	9.98%	23,275
2006*	10.000000	10.566834	5.67%	5,794
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.304743	20.515234	-3.71%	572
2010	18.394528	21.304743	15.82%	573
2009	13.709604	18.394528	34.17%	505,956
2008	24.156274	13.709604	-43.25%	564,916
2007	20.786972	24.156274	16.21%	597,939
2006	18.834678	20.786972	10.37%	579,650
2005	16.297747	18.834678	15.57%	468,623
2004	14.287374	16.297747	14.07%	382,283
2003	11.255043	14.287374	26.94%	310,064
2002	12.564462	11.255043	-10.42%	271,483
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.488753	9.834227	-6.24%	93,426
2010	8.900303	10.488753	17.85%	92,977
2009	6.098189	8.900303	45.95%	99,333
2008	13.523666	6.098189	-54.91%	91,899
2007	9.389333	13.523666	44.03%	54,808
2006*	10.000000	9.389333	-6.11%	19,196

51

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
2008	18.105249	10.259159	-43.34%	345,695
2007	18.051815	18.105249	0.30%	350,643
2006	15.199905	18.051815	18.76%	347,849
2005	14.531777	15.199905	4.60%	310,576
2004	13.191825	14.531777	10.16%	270,446
2003	10.243000	13.191825	28.79%	210,298
2002	12.478012	10.243000	-17.91%	162,033
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	39,450
2008	12.577225	5.589833	-55.56%	44,789
2007	10.336124	12.577225	21.68%	43,897
2006	9.924641	10.336124	4.15%	44,719
2005	9.217840	9.924641	7.67%	54,170
2004	8.705771	9.217840	5.88%	55,929
2003	6.788835	8.705771	28.24%	51,124
2002	8.791124	6.788835	-22.78%	46,281
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
2008	16.082526	8.392585	-47.82%	499,379
2007	12.818073	16.082526	25.47%	519,696
2006	12.142810	12.818073	5.56%	561,417
2005	11.618360	12.142810	4.51%	568,293
2004	11.376318	11.618360	2.13%	564,329
2003	8.662889	11.376318	31.32%	530,150
2002	12.549094	8.662889	-30.97%	491,100
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
2008	11.837516	8.773015	-25.89%	51,482
2007	11.660133	11.837516	1.52%	65,470
2006	10.604160	11.660133	9.96%	94,601
2005	10.457917	10.604160	1.40%	90,408
2004	9.659661	10.457917	8.26%	81,544
2003	7.692360	9.659661	25.57%	79,484
2002	7.506322	7.692360	2.48%	54,260
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.650255	11.982747	2.85%	41,511
2010	10.363858	11.650255	12.41%	37,226
2009	7.280603	10.363858	42.35%	35,636
2008	9.812673	7.280603	-25.80%	22,354
2007*	10.000000	9.812673	-1.87%	18,755

52

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.080146	13.869193	6.03%	143,405
2010	12.282400	13.080146	6.50%	152,016
2009	10.736231	12.282400	14.40%	168,610
2008	11.231360	10.736231	-4.41%	159,858
2007	10.897994	11.231360	3.06%	146,654
2006	10.564594	10.897994	3.16%	111,100
2005	10.464104	10.564594	0.96%	79,371
2004	10.142433	10.464104	3.17%	51,429
2003*	10.000000	10.142433	1.42%	2,792
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.886570	10.496172	-11.70%	138,603
2010	9.338298	11.886570	27.29%	133,153
2009	6.743663	9.338298	38.48%	116,135
2008	11.272286	6.743663	-40.17%	104,133
2007	9.869805	11.272286	14.21%	86,324
2006*	10.000000	9.869805	-1.30%	38,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
2008	21.300566	11.825312	-44.48%	12,763
2007	18.376710	21.300566	15.91%	14,138
2006	15.753299	18.376710	16.65%	18,870
2005	13.388056	15.753299	17.67%	19,728
2004	11.928089	13.388056	12.24%	20,329
2003	8.421945	11.928089	41.63%	24,730
2002	10.690513	8.421945	-21.22%	25,879
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.194792	12.427733	-18.21%	69,392
2010	13.594998	15.194792	11.77%	75,654
2009	10.867381	13.594998	25.10%	85,661
2008	19.579612	10.867381	-44.50%	88,404
2007	16.889323	19.579612	15.93%	95,985
2006	14.477894	16.889323	16.66%	86,461
2005	12.309005	14.477894	17.62%	64,107
2004	10.965863	12.309005	12.25%	48,173
2003	7.739985	10.965863	41.68%	21,291
2002*	10.000000	7.739985	-22.60%	10,606
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.006538	13.528547	-9.85%	37,730
2010	11.999041	15.006538	25.06%	45,151
2009	7.708219	11.999041	55.67%	52,294
2008	15.963627	7.708219	-51.71%	55,005
2007	15.286166	15.963627	4.43%	56,555
2006	13.301272	15.286166	14.92%	52,577
2005	13.113789	13.301272	1.43%	42,573
2004	11.632535	13.113789	12.73%	37,864
2003	7.454046	11.632535	56.06%	16,739
2002*	10.000000	7.454046	-25.46%	658

53

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.877684	12.027382	1.26%	77,737
2010	10.658939	11.877684	11.43%	69,966
2009	7.948254	10.658939	34.10%	57,226
2008	11.424928	7.948254	-30.43%	77,331
2007	11.134394	11.424928	2.61%	49,474
2006*	10.000000	11.134394	11.34%	19,040
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.536498	10.028976	-4.82%	54,584
2010	8.308699	10.536498	26.81%	57,934
2009	6.504602	8.308699	27.74%	67,719
2008	9.818976	6.504602	-33.75%	38,341
2007	10.170851	9.818976	-3.46%	25,813
2006*	10.000000	10.170851	1.71%	6,067
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280772	9.037365	-2.62%	9,689
2010	8.511220	9.280772	9.04%	2,830
2009	6.607120	8.511220	28.82%	1,223
2008*	10.000000	6.607120	-33.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.629855	10.510138	-16.78%	22,271
2010	10.867049	12.629855	16.22%	22,965
2009	6.364846	10.867049	70.74%	22,834
2008	13.598175	6.364846	-53.19%	15,608
2007	10.684141	13.598175	27.27%	16,984
2006*	10.000000	10.684141	6.84%	7,166
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
2007	15.958716	18.274046	14.51%	0
2006	13.258865	15.958716	20.36%	0
2005	12.134664	13.258865	9.26%	0
2004	10.321614	12.134664	17.57%	0
2003	7.873374	10.321614	31.10%	0
2002*	10.000000	7.873374	-21.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645578	9.404336	-11.66%	13,162
2010	9.929187	10.645578	7.22%	14,769
2009	7.317648	9.929187	35.69%	14,588
2008	12.413074	7.317648	-41.05%	51,945
2007	10.872497	12.413074	14.17%	27,782
2006*	10.000000	10.872497	8.72%	4,913

54

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.025238	15.717821	-1.92%	81,530
2010	14.166385	16.025238	13.12%	80,698
2009	12.068737	14.166385	17.38%	51,221
2008	11.489837	12.068737	5.04%	51,390
2007	10.463874	11.489837	9.80%	11,449
2006*	10.000000	10.463874	4.64%	2,705
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
2007	11.625035	12.517934	7.68%	0
2006*	10.000000	11.625035	16.25%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0
2007	10.335417	9.155089	-11.42%	0
2006*	10.000000	10.335417	3.35%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
2007	11.026505	11.562960	4.87%	0
2006*	10.000000	11.026505	10.27%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
2007	11.409461	11.600977	1.68%	0
2006*	10.000000	11.409461	14.09%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
2007	10.592642	10.692932	0.95%	0
2006*	10.000000	10.592642	5.93%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0
2007	10.820360	11.797726	9.03%	0
2006*	10.000000	10.820360	8.20%	0

55

Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
2007	10.767486	10.846442	0.73%	0
2006*	10.000000	10.767486	7.67%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
2007	10.363546	10.823315	4.44%	0
2006*	10.000000	10.363546	3.64%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
2007	10.838566	10.056156	-7.22%	0
2006*	10.000000	10.838566	8.39%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0
2007	10.689063	11.824034	10.62%	0
2006*	10.000000	10.689063	6.89%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
2007	12.766269	11.925753	-6.58%	0
2006*	10.000000	12.766269	27.66%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
2007	18.988211	21.542349	13.45%	0
2006	14.971718	18.988211	26.83%	0
2005	12.836417	14.971718	16.63%	0
2004	10.466614	12.836417	22.64%	0
2003	8.199880	10.466614	27.64%	0
2002*	10.000000	8.199880	-18.00%	0

56

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.685706	21.737636	-8.22%	43,581
2010	22.037235	23.685706	7.48%	37,451
2009*	17.819252	22.037235	23.67%	25,112
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
2008	11.801837	6.500045	-44.92%	304,628
2007	8.734063	11.801837	35.12%	274,073
2006	8.093142	8.734063	7.92%	281,262
2005	7.270035	8.093142	11.32%	288,742
2004	6.231243	7.270035	16.67%	276,525
2003	5.240220	6.231243	18.91%	263,995
2002	6.302423	5.240220	-16.85%	238,234
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
2008	4.813811	2.667374	-44.59%	41,561
2007	3.999765	4.813811	20.35%	50,760
2006	3.750538	3.999765	6.65%	64,235
2005	3.399492	3.750538	10.33%	71,246
2004	3.417949	3.399492	-0.54%	78,038
2003	2.359397	3.417949	44.87%	91,114
2002	4.038883	2.359397	-41.58%	107,416
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
2008	17.037948	8.049491	-52.76%	55,633
2007	13.457741	17.037948	26.60%	61,145
2006	9.279830	13.457741	45.02%	72,247
2005	7.111343	9.279830	30.49%	98,166
2004	6.058322	7.111343	17.38%	105,419
2003	4.553254	6.058322	33.05%	122,199
2002	6.201296	4.553254	-26.58%	146,242
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.571140	14.722599	1.04%	19,985
2010	11.934062	14.571140	22.10%	20,729
2009	9.524129	11.934062	25.30%	20,268
2008	14.418129	9.524129	-33.94%	26,798
2007	14.230228	14.418129	1.32%	31,723
2006	12.314314	14.230228	15.56%	42,734
2005	11.400631	12.314314	8.01%	51,553
2004*	10.000000	11.400631	14.01%	7,519

57

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.445607	10.282757	-1.56%	97,714
2010	9.496562	10.445607	9.99%	102,377
2009	7.841640	9.496562	21.10%	99,302
2008	11.788968	7.841640	-33.48%	61,124
2007	11.079463	11.788968	6.40%	39,941
2006*	10.000000	11.079463	10.79%	13,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.764126	10.456746	-2.86%	10,554
2010*	10.000000	10.764126	7.64%	3,959
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.092604	7.948483	-1.78%	167,095
2010	6.861832	8.092604	17.94%	182,170
2009	5.198214	6.861832	32.00%	191,100
2008	8.575303	5.198214	-39.38%	209,367
2007	7.253528	8.575303	18.22%	236,366
2006	6.907911	7.253528	5.00%	262,470
2005	6.558208	6.907911	5.33%	298,779
2004	6.131042	6.558208	6.97%	327,315
2003	4.670172	6.131042	31.28%	331,473
2002	6.624951	4.670172	-29.51%	323,027
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.330858	10.312373	-0.18%	66,479
2010	9.325078	10.330858	10.79%	54,399
2009	7.639940	9.325078	22.06%	43,606
2008	11.000442	7.639940	-30.55%	35,029
2007	10.479861	11.000442	4.97%	22,431
2006*	10.000000	10.479861	4.80%	7,280
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042165	11.546118	4.56%	43,894
2010	10.533955	11.042165	4.82%	40,578
2009	9.497230	10.533955	10.92%	59,431
2008	10.654712	9.497230	-10.86%	58,722
2007	10.461879	10.654712	1.84%	32,184
2006*	10.000000	10.461879	4.62%	5,251
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.388162	10.214607	-10.31%	53,942
2010	10.345640	11.388162	10.08%	62,025
2009	7.387323	10.345640	40.05%	66,085
2008	12.172813	7.387323	-39.31%	55,028
2007	10.762882	12.172813	13.10%	37,081
2006*	10.000000	10.762882	7.63%	17,663

58

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.078460	9.500514	-5.73%	108,187
2010	8.621883	10.078460	16.89%	103,304
2009	6.281631	8.621883	37.26%	107,997
2008	11.385541	6.281631	-44.83%	89,248
2007	10.288678	11.385541	10.66%	84,595
2006*	10.000000	10.288678	2.89%	30,892
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.532609	8.250277	-3.31%	33,525
2010	7.774220	8.532609	9.76%	31,501
2009	6.014749	7.774220	29.25%	33,737
2008	9.819431	6.014749	-38.75%	13,568
2007*	10.000000	9.819431	-1.81%	4,834
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
2008	14.983441	10.670909	-28.78%	16,851
2007	14.690513	14.983441	1.99%	18,780
2006	13.429490	14.690513	9.39%	24,185
2005	13.262747	13.429490	1.26%	33,528
2004	12.180431	13.262747	8.89%	35,668
2003	10.072515	12.180431	20.93%	33,755
2002	9.866328	10.072515	2.09%	16,927
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.427049	13.785261	2.67%	40,851
2010	11.997439	13.427049	11.92%	42,194
2009	8.304238	11.997439	44.47%	43,734
2008	11.677897	8.304238	-28.89%	40,147
2007	11.445881	11.677897	2.03%	43,275
2006	10.463797	11.445881	9.39%	31,149
2005*	10.000000	10.463797	4.64%	14,860
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
2008*	10.000000	6.132866	-38.67%	62,587
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.247549	8.562658	-7.41%	30,572
2010	8.133865	9.247549	13.69%	24,508
2009	6.365782	8.133865	27.77%	6,119
2008*	10.000000	6.365782	-36.34%	1,000

59

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.261354	10.012205	-2.43%	16,143
2010	9.397542	10.261354	9.19%	24,022
2009	7.930212	9.397542	18.50%	3,900
2008*	10.000000	7.930212	-20.70%	363
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.837220	9.393792	-4.51%	43,898
2010	8.850147	9.837220	11.15%	29,326
2009	7.207070	8.850147	22.80%	2,291
2008*	10.000000	7.207070	-27.93%	411
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.722785	10.754709	0.30%	13,238
2010	10.151663	10.722785	5.63%	3,296
2009	9.082054	10.151663	11.78%	2,437
2008*	10.000000	9.082054	-9.18%	1,026
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050033	9.707840	-3.40%	79,680
2010	9.124286	10.050033	10.15%	62,078
2009	7.565372	9.124286	20.61%	25,388
2008*	10.000000	7.565372	-24.35%	2,103
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.600776	9.051808	-5.72%	67,970
2010	8.567131	9.600776	12.07%	62,401
2009	6.843520	8.567131	25.19%	26,785
2008*	10.000000	6.843520	-31.56%	4,390
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.430294	10.287903	-1.37%	50,089
2010	9.672495	10.430294	7.83%	44,723
2009	8.310716	9.672495	16.39%	6,375
2008*	10.000000	8.310716	-16.89%	1,439
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
2008*	10.000000	9.872127	-1.28%	1,632
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.135789	12.728494	4.88%	16,648
2010	11.349822	12.135789	6.92%	17,246
2009	9.856077	11.349822	15.16%	17,149
2008*	10.000000	9.856077	-1.44%	1,653

60

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
2008	34.048272	14.222724	-58.23%	1,661
2007	23.649505	34.048272	43.97%	1,961
2006	17.489766	23.649505	35.22%	5,433
2005	13.332348	17.489766	31.18%	9,544
2004	11.164642	13.332348	19.42%	9,909
2003	6.830658	11.164642	63.45%	10,080
2002	8.147532	6.830658	-16.16%	10,603
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.014365	22.269985	-23.24%	60,296
2010	25.243732	29.014365	14.94%	67,256
2009	15.612753	25.243732	61.69%	74,987
2008	37.435968	15.612753	-58.29%	75,493
2007	26.008051	37.435968	43.94%	85,396
2006	19.244358	26.008051	35.15%	71,072
2005	14.667907	19.244358	31.20%	47,794
2004	12.281718	14.667907	19.43%	28,196
2003	7.516119	12.281718	63.41%	9,012
2002*	10.000000	7.516119	-24.84%	3,491
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
2008	14.053697	14.972061	6.53%	412,379
2007	13.261543	14.053697	5.97%	381,759
2006	12.975103	13.261543	2.21%	366,444
2005	12.704400	12.975103	2.13%	342,702
2004	12.439896	12.704400	2.13%	323,645
2003	12.331593	12.439896	0.88%	286,878
2002	11.234737	12.331593	9.76%	229,253
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
2008	15.760938	8.408349	-46.65%	1,125
2007	12.534539	15.760938	25.74%	1,161
2006	9.531459	12.534539	31.51%	1,163
2005	7.401248	9.531459	28.78%	1,179
2004	6.553362	7.401248	12.94%	1,222
2003	4.885747	6.553362	34.13%	1,636
2002	6.509205	4.885747	-24.94%	1,720

61

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.215057	17.148449	-10.76%	45,706
2010	17.152513	19.215057	12.02%	36,408
2009	13.374780	17.152513	28.25%	35,947
2008	25.062342	13.374780	-46.63%	34,326
2007	19.931416	25.062342	25.74%	34,286
2006	15.157788	19.931416	31.49%	26,164
2005	11.773306	15.157788	28.75%	9,680
2004	10.410101	11.773306	13.10%	3,488
2003	7.777707	10.410101	33.85%	2,413
2002*	10.000000	7.777707	-22.22%	1,750
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.952007	7.716089	-13.81%	9,676
2010	8.427987	8.952007	6.22%	8,884
2009	6.626051	8.427987	27.19%	8,709
2008	11.772823	6.626051	-43.72%	7,951
2007	10.882719	11.772823	8.18%	5,592
2006*	10.000000	10.882719	8.83%	1,798
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.969022	13.272544	-4.99%	242,048
2010	12.321793	13.969022	13.37%	250,097
2009	9.794239	12.321793	25.81%	257,744
2008	15.680560	9.794239	-37.54%	246,692
2007	14.964301	15.680560	4.79%	238,974
2006	12.946440	14.964301	15.59%	191,382
2005	12.128091	12.946440	6.75%	117,995
2004	10.754510	12.128091	12.77%	71,804
2003	8.246178	10.754510	30.42%	30,962
2002*	10.000000	8.246178	-17.54%	9,874
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.549129	12.521179	-0.22%	3,926
2010	11.554648	12.549129	8.61%	124
2009*	10.000000	11.554648	15.55%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.422987	13.151411	-2.02%	1,564
2010	12.114759	13.422987	10.80%	1,118
2009*	10.000000	12.114759	21.15%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.900263	13.132595	1.80%	47,865
2010	12.317877	12.900263	4.73%	59,496
2009	11.417641	12.317877	7.88%	59,936
2008	12.284510	11.417641	-7.06%	76,194
2007	11.787573	12.284510	4.22%	67,170
2006	11.226330	11.787573	5.00%	62,834
2005	10.987504	11.226330	2.17%	49,608
2004	10.615823	10.987504	3.50%	40,828
2003	9.947392	10.615823	6.72%	27,812
2002*	10.000000	9.947392	-0.53%	7,321

62

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
2008	13.951104	10.597109	-24.04%	699,671
2007	13.351492	13.951104	4.49%	713,673
2006	12.123233	13.351492	10.13%	600,992
2005	11.635859	12.123233	4.19%	448,804
2004	10.741012	11.635859	8.33%	268,840
2003	9.046478	10.741012	18.73%	115,913
2002*	10.000000	9.046478	-9.54%	35,394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.006517	13.558173	-3.20%	695,075
2010	12.551362	14.006517	11.59%	721,894
2009	10.202365	12.551362	23.02%	768,785
2008	15.035889	10.202365	-32.15%	799,166
2007	14.323110	15.035889	4.98%	747,557
2006	12.643526	14.323110	13.28%	658,392
2005	11.939394	12.643526	5.90%	522,811
2004	10.769790	11.939394	10.86%	311,805
2003	8.598521	10.769790	25.25%	112,515
2002*	10.000000	8.598521	-14.01%	35,229
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.480344	13.607350	0.94%	211,129
2010	12.560527	13.480344	7.32%	240,147
2009	11.085962	12.560527	13.30%	248,372
2008	13.194253	11.085962	-15.98%	287,454
2007	12.603326	13.194253	4.69%	224,139
2006	11.753180	12.603326	7.23%	201,821
2005	11.373337	11.753180	3.34%	168,836
2004	10.731567	11.373337	5.98%	123,405
2003	9.543547	10.731567	12.45%	54,919
2002*	10.000000	9.543547	-4.56%	10,774
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
2008	26.671830	16.759745	-37.16%	131,171
2007	25.074563	26.671830	6.37%	139,022
2006	23.071107	25.074563	8.68%	140,632
2005	20.809277	23.071107	10.87%	124,821
2004	18.180524	20.809277	14.46%	103,324
2003	13.651955	18.180524	33.17%	72,343
2002	16.298133	13.651955	-16.24%	57,912

63

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
2008	12.153777	12.266942	0.93%	556,280
2007	11.727628	12.153777	3.63%	491,969
2006	11.343801	11.727628	3.38%	384,519
2005	11.171561	11.343801	1.54%	361,622
2004	11.204900	11.171561	-0.30%	309,500
2003	11.259085	11.204900	-0.48%	303,968
2002	11.248046	11.259085	0.10%	286,394
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
2008	14.880871	12.172363	-18.20%	72,659
2007	14.382121	14.880871	3.47%	74,780
2006	13.870570	14.382121	3.69%	75,687
2005	13.725193	13.870570	1.06%	68,269
2004	13.026690	13.725193	5.36%	61,062
2003	11.748112	13.026690	10.88%	45,465
2002	11.080176	11.748112	6.03%	20,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.277378	8.316095	-10.36%	159,342
2010	8.225872	9.277378	12.78%	174,827
2009	6.095120	8.225872	34.96%	200,289
2008*	10.000000	6.095120	-39.05%	57,044
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.088959	13.348183	-17.04%	35,818
2010	15.330724	16.088959	4.95%	37,520
2009	11.938879	15.330724	28.41%	38,702
2008	22.494186	11.938879	-46.92%	51,110
2007	22.097949	22.494186	1.79%	55,411
2006	18.202596	22.097949	21.40%	48,103
2005	16.424694	18.202596	10.82%	33,765
2004	13.809398	16.424694	18.94%	11,051
2003*	10.000000	13.809398	38.09%	1,740
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
2008*	10.000000	6.317627	-36.82%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.438125	9.721654	-6.86%	11,156
2010*	10.000000	10.438125	4.38%	12,023

64

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.854670	8.223917	-7.12%	4,123
2010	7.940970	8.854670	11.51%	4,343
2009	6.301835	7.940970	26.01%	4,661
2008*	10.000000	6.301835	-36.98%	255
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
2008*	10.000000	6.233404	-37.67%	19,829
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
2008*	10.000000	6.708071	-32.92%	40,088
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
2008	17.317497	9.176532	-47.01%	72,671
2007	15.955463	17.317497	8.54%	71,877
2006	15.631166	15.955463	2.07%	69,372
2005	14.621540	15.631166	6.91%	69,628
2004	13.035349	14.621540	12.17%	61,240
2003	9.816488	13.035349	32.79%	53,028
2002	14.878675	9.816488	-34.02%	42,972
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
2008	32.282450	21.661647	-32.90%	99,310
2007	35.060668	32.282450	-7.92%	112,412
2006	30.222899	35.060668	16.01%	116,911
2005	29.647062	30.222899	1.94%	123,062
2004	25.555935	29.647062	16.01%	114,126
2003	16.473727	25.555935	55.13%	96,893
2002	22.869189	16.473727	-27.97%	85,792
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
2008	28.635274	17.504764	-38.87%	124,594
2007	28.351029	28.635274	1.00%	127,233
2006	25.585419	28.351029	10.81%	130,664
2005	23.032234	25.585419	11.09%	113,087
2004	19.566351	23.032234	17.71%	91,053
2003	14.029693	19.566351	39.46%	75,625
2002	17.159419	14.029693	-18.24%	66,213

65

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
2008	15.307951	8.848135	-42.20%	437,933
2007	14.308509	15.307951	6.98%	470,614
2006	12.732098	14.308509	12.38%	508,287
2005	11.981674	12.732098	6.26%	530,423
2004	11.038527	11.981674	8.54%	554,018
2003	8.752996	11.038527	26.11%	545,809
2002	10.708803	8.752996	-18.26%	538,915
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
2008*	10.000000	5.604966	-43.95%	3,280
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.590916	10.610693	0.19%	21,391
2010	10.455700	10.590916	1.29%	22,321
2009	9.870265	10.455700	5.93%	19,992
2008*	10.000000	9.870265	-1.30%	1,205
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608361	11.786443	-13.39%	32,573
2010	12.938556	13.608361	5.18%	34,988
2009*	10.000000	12.938556	29.39%	49,967
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
2008	13.626680	8.491429	-37.69%	135,457
2007	14.091448	13.626680	-3.30%	145,629
2006	12.292541	14.091448	14.63%	114,694
2005	11.922530	12.292541	3.10%	83,840
2004	10.259752	11.922530	16.21%	59,406
2003	7.892787	10.259752	29.99%	28,094
2002	10.661295	7.892787	-25.97%	14,363
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.697467	10.610673	-0.81%	46,209
2010	10.273491	10.697467	4.13%	63,992
2009	9.166189	10.273491	12.08%	58,554
2008	10.705809	9.166189	-14.38%	69,420
2007	10.332505	10.705809	3.61%	66,164
2006	10.025843	10.332505	3.06%	31,626
2005	9.992825	10.025843	0.33%	19,964
2004	10.025854	9.992825	-0.33%	14,180
2003*	10.000000	10.025854	0.26%	62,192

66

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328667	8.149887	-2.15%	4,758
2010	7.040521	8.328667	18.30%	3,777
2009	5.799261	7.040521	21.40%	3,994
2008	9.688085	5.799261	-40.14%	1,913
2007	9.746244	9.688085	-0.60%	284
2006*	10.000000	9.746244	-2.54%	25
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.519055	12.958772	-4.14%	25,337
2010	11.126395	13.519055	21.50%	25,370
2009	8.560035	11.126395	29.98%	25,227
2008	14.292911	8.560035	-40.11%	27,251
2007	13.430250	14.292911	6.42%	63,945
2006	11.942734	13.430250	12.46%	25,003
2005	11.300308	11.942734	5.69%	7,907
2004*	10.000000	11.300308	13.00%	1,025
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	0
2009	10.586883	15.131684	42.93%	235,841
2008	19.648575	10.586883	-46.12%	255,623
2007	17.405548	19.648575	12.89%	267,642
2006	16.302811	17.405548	6.76%	291,452
2005	15.683951	16.302811	3.95%	288,328
2004	14.829748	15.683951	5.76%	276,491
2003	11.451136	14.829748	29.50%	232,020
2002	15.830623	11.451136	-27.66%	202,448
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.791310	19.769988	-9.28%	175,310
2010	18.998591	21.791310	14.70%	182,943
2009	13.751120	18.998591	38.16%	198,674
2008	23.249077	13.751120	-40.85%	216,697
2007	22.107952	23.249077	5.16%	222,177
2006	18.993498	22.107952	16.40%	196,348
2005	16.795982	18.993498	13.08%	136,878
2004	14.247804	16.795982	17.88%	79,720
2003*	10.000000	14.247804	42.48%	28,481
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
2008	14.722203	8.708572	-40.85%	63,226
2007	14.002027	14.722203	5.14%	73,651
2006	12.029135	14.002027	16.40%	80,485
2005	10.640161	12.029135	13.05%	85,023
2004	9.028338	10.640161	17.85%	98,233
2003	6.382747	9.028338	41.45%	108,721
2002	8.288465	6.382747	-22.99%	115,532

67

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.846538	2.762383	-2.96%	9,284
2010	2.509638	2.846538	13.42%	6,160
2009	2.001972	2.509638	25.36%	4,081
2008	9.589836	2.001972	-79.12%	3,384
2007*	10.000000	9.589836	-4.10%	1,333
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.088204	2.982928	-3.41%	1,926
2010	2.719670	3.088204	13.55%	1,928
2009	2.194362	2.719670	23.94%	1,959
2008	10.403406	2.194362	-78.91%	2,996
2007	10.530449	10.403406	-1.21%	4,121
2006*	10.000000	10.530449	5.30%	3,388
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
2008	15.976084	9.721788	-39.15%	196,840
2007	15.470351	15.976084	3.27%	194,220
2006	13.598711	15.470351	13.76%	171,963
2005	12.974169	13.598711	4.81%	149,481
2004	11.984770	12.974169	8.26%	139,089
2003	9.562870	11.984770	25.33%	113,232
2002	11.907673	9.562870	-19.69%	95,631
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.968885	9.641310	-3.29%	24,253
2010	8.167896	9.968885	22.05%	32,383
2009	6.019679	8.167896	35.69%	32,015
2008	9.790374	6.019679	-38.51%	47,011
2007	10.021096	9.790374	-2.30%	37,701
2006*	10.000000	10.021096	0.21%	10,834
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
2008	17.867256	9.000027	-49.63%	191,202
2007	16.991136	17.867256	5.16%	201,850
2006	16.686412	16.991136	1.83%	224,057
2005	15.019928	16.686412	11.10%	232,368
2004	12.679364	15.019928	18.46%	220,457
2003	10.207958	12.679364	24.21%	206,142
2002	14.294141	10.207958	-28.59%	180,525
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774859	12.625815	7.23%	10,473
2010	10.885591	11.774859	8.17%	4,060
2009*	10.000000	10.885591	8.86%	1,415

68

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.406927	11.395491	-0.10%	49,343
2010	10.965168	11.406927	4.03%	45,473
2009*	10.000000	10.965168	9.65%	30,617
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
2007	10.144307	11.100121	9.42%	0
2006*	10.000000	10.144307	1.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
2007	10.391416	11.174964	7.54%	0
2006*	10.000000	10.391416	3.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.017458	0.17%	9,835
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
2007	11.016187	11.327700	2.83%	0
2006*	10.000000	11.016187	10.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.558722	11.527357	9.17%	9,647
2010*	10.000000	10.558722	5.59%	221
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.093339	11.591270	4.49%	13,936
2010	10.468731	11.093339	5.97%	11,739
2009	9.654044	10.468731	8.44%	11,744
2008	10.870771	9.654044	-11.19%	37,432
2007	10.423896	10.870771	4.29%	34,719
2006*	10.000000	10.423896	4.24%	6,789
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
2008	33.336470	28.031944	-15.91%	4,903
2007	31.642335	33.336470	5.35%	5,604
2006	28.872927	31.642335	9.59%	6,482
2005	26.007067	28.872927	11.02%	8,406
2004	23.892237	26.007067	8.85%	9,433
2003	18.893275	23.892237	26.46%	12,499
2002	17.490433	18.893275	8.02%	7,810

69

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.760263	13.108544	-4.74%	0
2010	13.165013	13.760263	4.52%	0
2009	10.044100	13.165013	31.07%	0
2008	18.340560	10.044100	-45.24%	0
2007	16.184326	18.340560	13.32%	0
2006	13.077056	16.184326	23.76%	0
2005	11.904429	13.077056	9.85%	0
2004	10.253849	11.904429	16.10%	0
2003	8.136858	10.253849	26.02%	0
2002*	10.000000	8.136858	-18.63%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
2008	62.444926	21.750628	-65.17%	9,883
2007	45.883718	62.444926	36.09%	10,360
2006	33.258208	45.883718	37.96%	12,335
2005	25.475580	33.258208	30.55%	17,473
2004	20.461231	25.475580	24.51%	18,450
2003	13.417673	20.461231	52.49%	18,845
2002	13.972459	13.417673	-3.97%	16,780
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
2008	51.992806	27.702334	-46.72%	1,804
2007	36.168999	51.992806	43.75%	1,821
2006	29.375443	36.168999	23.13%	1,936
2005	19.582479	29.375443	50.01%	2,238
2004	15.938475	19.582479	22.86%	2,769
2003	11.130644	15.938475	43.19%	3,394
2002	11.582739	11.130644	-3.90%	3,275
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.430457	15.503117	-5.64%	5,569
2010	13.104632	16.430457	25.38%	5,497
2009*	10.000000	13.104632	31.05%	2,006

70

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.384804	13.611707	9.91%	0
2010	11.979304	12.384804	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.819444	11.544189	-2.33%	0
2010	10.077340	11.819444	17.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.780793	14.619211	-1.09%	0
2010	11.943809	14.780793	23.75%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0

71

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.178791	10.963498	-1.93%	0
2010	10.082086	11.178791	10.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.218924	9.528029	-6.76%	0
2010	8.719783	10.218924	17.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.414402	11.675049	2.28%	0
2010	10.210790	11.414402	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.532648	13.214988	5.44%	0
2010	11.834084	12.532648	5.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.581012	10.169563	-12.19%	0
2010	9.149056	11.581012	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0

72

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.477677	11.775375	-18.67%	0
2010	13.025736	14.477677	11.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.298263	12.818429	-10.35%	0
2010	11.496555	14.298263	24.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.572490	11.653327	0.70%	0
2010	10.443102	11.572490	10.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265572	9.716856	-5.35%	0
2010	8.140276	10.265572	26.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.305253	10.183126	-17.25%	0
2010	10.646862	12.305253	15.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.371969	9.111717	-12.15%	0
2010	9.728036	10.371969	6.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.613571	15.229091	-2.46%	0
2010	13.879587	15.613571	12.49%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0

73

Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.039775	14.106981	0.48%	0
2010	11.563093	14.039775	21.42%	0

74

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168233	12.890980	-2.11%	0
2010	12.038713	13.168233	9.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.558008	7.382220	-2.33%	0
2010	6.444333	7.558008	17.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.065308	9.991547	-0.73%	0
2010	9.136156	10.065308	10.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.095465	9.896797	-10.80%	0
2010	10.136054	11.095465	9.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.819331	9.204869	-6.26%	0
2010	8.447133	9.819331	16.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009539	13.282530	2.10%	0
2010	11.689363	13.009539	11.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0

75

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.645366	21.101282	-23.67%	0
2010	24.186925	27.645366	14.30%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0

76

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.308307	16.248453	-11.25%	0
2010	16.434372	18.308307	11.40%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.273494	12.425243	1.24%	0
2010	11.784925	12.273494	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.325997	12.827832	-3.74%	0
2010	12.008250	13.325997	10.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825438	12.874464	0.38%	0
2010	12.017093	12.825438	6.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0

77

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.140387	8.147768	-10.86%	0
2010	8.149676	9.140387	12.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.415417	12.718277	-17.50%	0
2010	14.770986	15.415417	4.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.399117	9.631549	-7.38%	0
2010*	10.000000	10.399117	3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0

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Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.879264	18.837322	-9.78%	0
2010	18.305112	20.879264	14.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.788812	2.691352	-3.49%	0
2010	2.472500	2.788812	12.79%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.008767	2.890072	-3.94%	0
2010	2.664526	3.008767	12.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	0

79

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.301282	11.227334	-0.65%	0
2010	10.924366	11.301282	3.45%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.980493	-0.20%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.110918	12.420615	-5.27%	0
2010	12.613792	13.110918	3.94%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0

80

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0

81

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charge. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract Ownership at annuitization.  On the annuitization date, if the C ontract O wner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the C ontract O wner and the annuitant will NOT become the C ontract O wner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the C ontract O wner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the C ontract O wner is younger than age 50, the annual premium cannot exceed $5,000; if the C ontract O wner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

82

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire C ontract V alue within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the C ontract V alue.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the C ontract O wner is younger than age 50, the annual premium cannot exceed $5,000; if the C ontract O wner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

83

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the C ontract O wner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the two -year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

84

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the C ontract O wner dies before the contract is completely distributed, the balance will be included in the C ontract O wner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five -year rule and meets one of the following requirements:

•	it is made on or after the date on which the C ontract O wner attains age 59½;

•	it is made to a beneficiary (or the C ontract O wner's estate) on or after the death of the C ontract O wner;

•	it is attributable to the C ontract O wner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the C ontract O wner's gross income as ordinary income in the year that it is distributed to the C ontract O wner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four -year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the C ontract O wner dies before the contract is completely distributed, the balance will be included in the C ontract O wner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the C ontract O wner dies before the contract is completely distributed, the balance will be included in the C ontract O wner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

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Distributions before the annuitization date are taxable to the C ontract O wner to the extent that the cash value of the contract exceeds the C ontract O wner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the C ontract O wner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the C ontract O wner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same C ontract O wner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the C ontract O wner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a C ontract O wner's death;

•	the result of a C ontract O wner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the C ontract O wner or the joint lives (or joint life expectancies) of the C ontract O wner and the beneficiary selected by the C ontract O wner to receive payment under the annuity payment option selected by the C ontract O wner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the C ontract O wner dies before the contract is completely distributed, the balance will be included in the C ontract O wner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the C ontract O wner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

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Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the C ontract O wner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit C ontract O wners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a C ontract O wner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

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Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one C ontract O wner to another; or

•	a distribution to someone other than a C ontract O wner.

Upon the C ontract O wner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the C ontract O wner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the C ontract O wner).

If the C ontract O wner is not an individual, then for this purpose only, " C ontract O wner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the C ontract O wner if the income, for the period the contract was not diversified, had been received by the C ontract O wner.

If the violation is not corrected, the C ontract O wner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

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Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the C ontract O wner designates to receive death proceeds upon the C ontract O wner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non-qualified contracts after the death of the C ontract O wner.  A designated beneficiary is a natural person who is designated by the C ontract O wner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the C ontract O wner are paid to the beneficiary or beneficiaries stipulated by the C ontract O wner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the C ontract O wner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the C ontract O wner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a C ontract O wner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any C ontract O wner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the C ontract O wner's death.

(2)
If any C ontract O wner dies before the a nnuitization date, then the entire interest in the contract (consisting of either the death benefit or the C ontract V alue reduced by charges set forth elsewhere in the contract) will be distributed within five years of the C ontract O wner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the C ontract O wner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased C ontract O wner, the spouse can choose to become the C ontract O wner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the C ontract O wner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a C ontract O wner;

(b)	any change of annuitant will be treated as the death of a C ontract O wner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 st of the calendar year following the calendar year in which the C ontract O wner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the C ontract O wner or the joint lives of the C ontract O wner and the C ontract O wner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the C ontract O wner and a person 10 years younger than the C ontract O wner.  If the designated beneficiary is the spouse of the C ontract O wner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the C ontract O wner and the C ontract O wner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the C ontract O wner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the C ontract O wner.

If the C ontract O wner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the

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required beginning date.  The required beginning date is April 1 st of the calendar year following the calendar year in which the C ontract O wner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the C ontract O wner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the C ontract V alue.

If the C ontract O wner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire C ontract V alue is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the C ontract O wner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the C ontract O wner's death.  For calendar years after the death of the C ontract O wner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the C ontract O wner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the C ontract O wner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the C ontract O wner's death.

If the C ontract O wner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the C ontract O wner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the C ontract O wner's death.  For calendar years after the death of the C ontract O wner's surviving spouse, the applicable distribution period is the greater of (a) the C ontract O wner's remaining life expectancy using the C ontract O wner's birthday in the calendar year of the C ontract O wner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the C ontract O wner's surviving spouse, the applicable distribution period is the greater of (a) the C ontract O wner's remaining life expectancy using the C ontract O wner's birthday in the calendar year of the C ontract o wner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the C ontract O wner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the C ontract O wner's remaining life expectancy using the C ontract O wner's birthday in the calendar year of the C ontract O wner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

90

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2012 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 , or calling 1-800-848-6331, TDD 1-800-238-3035.   For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258).

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 2011 .

Services

Nationwide and Security Benefit Life (SBL), have responsibility for administration of the contracts and the Variable Account.  Nationwide and SBL maintain records of the name, address, taxpayer identification number, and other pertinent information such as the number and type of contracts issued to each Contract Owner and records with respect to Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements are related to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 201 1 , 2010 and 200 9 , no underwriting commissions were paid by Nationwide to NISC.

Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636 – 0001.  Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2011, 2010 and 2009 , no underwriting commissions were paid by Nationwide to SDI.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc., or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 201 1 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Sub-Accounts were added to the Variable Account after December 31, 2011.  Therefore, no Condensed Financial Information is available:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernsteinVPS Dynamic Asset Allocation Portfolio: Class B

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs Global Markets Navigator Fund: Service Shares

Invesco
•	Invesco V.I. Mid Cap Core Equity Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

Ivy Funds Variable Insurance Portfolios, Inc.
•	High Income
•	Mid Cap Growth

MFS® Variable Insurance Trust
•	MFS New Discovery Series: Service Class

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Service Class

No Additional Contract Options Elected - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.966845	9.911273	-9.63%	6,896
2010	8.759604	10.966845	25.20%	11,406
2009	6.208582	8.759604	41.09%	6,263
2008*	10.000000	6.208582	-37.91%	129
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.926098	14.285811	10.52%	90,757
2010	12.433365	12.926098	3.96%	84,035
2009	11.406501	12.433365	9.00%	66,084
2008	11.719554	11.406501	-2.67%	68,119
2007	10.823057	11.719554	8.28%	31,167
2006	10.772114	10.823057	0.47%	26,022
2005	10.724012	10.772114	0.45%	28,923
2004	10.247814	10.724012	4.65%	18,628
2003*	10.000000	10.247814	2.48%	2,209

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
2008	15.803283	10.223592	-35.31%	158,715
2007	15.990790	15.803283	-1.17%	172,953
2006	13.808600	15.990790	15.80%	177,039
2005	13.343804	13.808600	3.48%	176,379
2004	11.940757	13.343804	11.75%	153,183
2003	9.333731	11.940757	27.93%	131,778
2002	11.705008	9.333731	-20.26%	114,316
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
2008	20.097962	10.967180	-45.43%	27,731
2007	17.214343	20.097962	16.75%	30,693
2006	13.921341	17.214343	23.65%	36,130
2005	12.428422	13.921341	12.01%	39,581
2004	10.934729	12.428422	13.66%	42,920
2003	8.879812	10.934729	23.14%	47,575
2002	11.275782	8.879812	-21.25%	53,502
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.131262	11.914872	-1.78%	39,272
2010	10.285729	12.131262	17.94%	43,635
2009	8.003497	10.285729	28.52%	36,037
2008	10.697120	8.003497	-25.18%	30,383
2007	11.071995	10.697120	-3.39%	32,499
2006*	10.000000	11.071995	10.72%	9,059
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	212,461
2008	20.554101	14.884699	-27.58%	227,614
2007	21.909766	20.554101	-6.19%	243,150
2006	18.670139	21.909766	17.35%	250,221
2005	17.972501	18.670139	3.88%	230,750
2004	15.894190	17.972501	13.08%	196,553
2003	12.461991	15.894190	27.54%	152,124
2002	14.420645	12.461991	-13.58%	117,173
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122397	12.505920	-4.70%	68,778
2010	12.088339	13.122397	8.55%	50,410
2009*	10.000000	12.088339	20.88%	4,149

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.512910	15.428967	-0.54%	70,761
2010	12.465786	15.512910	24.44%	76,791
2009	10.081407	12.465786	23.65%	78,926
2008	14.755033	10.081407	-31.67%	80,830
2007	15.018400	14.755033	-1.75%	82,541
2006	13.272308	15.018400	13.16%	79,520
2005	12.514320	13.272308	6.06%	64,841
2004	10.381496	12.514320	20.54%	41,457
2003	7.618563	10.381496	36.27%	16,084
2002*	10.000000	7.618563	-23.81%	3,336
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
2008	12.026253	7.799377	-35.15%	180,866
2007	11.282351	12.026253	6.59%	198,342
2006	10.446352	11.282351	8.00%	227,188
2005	10.193646	10.446352	2.48%	244,194
2004	9.704318	10.193646	5.04%	255,941
2003	7.787219	9.704318	24.62%	256,172
2002	11.081580	7.787219	-29.73%	251,247
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
2008	15.213830	9.457808	-37.83%	615,287
2007	14.615858	15.213830	4.09%	645,804
2006	12.795006	14.615858	14.23%	677,765
2005	12.357170	12.795006	3.54%	687,042
2004	11.292966	12.357170	9.42%	661,939
2003	8.895399	11.292966	26.95%	596,698
2002	11.585200	8.895399	-23.22%	546,163
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
2008	15.551743	10.835374	-30.33%	75,249
2007	14.678695	15.551743	5.95%	80,707
2006	12.741982	14.678695	15.20%	89,987
2005	12.342942	12.741982	3.23%	94,351
2004	11.880707	12.342942	3.89%	92,257
2003	9.914002	11.880707	19.84%	84,422
2002	12.036131	9.914002	-17.63%	67,989

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
2008	14.098393	12.927144	-8.31%	151,473
2007	13.527760	14.098393	4.22%	155,070
2006	13.132275	13.527760	3.01%	143,105
2005	13.107871	13.132275	0.19%	133,341
2004	12.790643	13.107871	2.48%	111,998
2003	12.358755	12.790643	3.49%	104,713
2002	11.432220	12.358755	8.10%	72,830
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.473634	11.315439	-1.38%	27,538
2010	10.290497	11.473634	11.50%	27,505
2009	8.380770	10.290497	22.79%	44,331
2008	11.310248	8.380770	-25.90%	45,269
2007	10.526627	11.310248	7.44%	26,185
2006*	10.000000	10.526627	5.27%	6,955
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.030144	10.786367	-2.21%	78,085
2010	9.738655	11.030144	13.26%	102,509
2009	7.646576	9.738655	27.36%	71,351
2008	11.490429	7.646576	-33.45%	61,250
2007	10.546649	11.490429	8.95%	19,743
2006*	10.000000	10.546649	5.47%	7,256
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.611150	10.211709	-3.76%	71,567
2010	9.249263	10.611150	14.72%	73,082
2009	7.117041	9.249263	29.96%	60,662
2008	11.621249	7.117041	-38.76%	49,687
2007	10.566834	11.621249	9.98%	23,275
2006*	10.000000	10.566834	5.67%	5,794
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.304743	20.515234	-3.71%	572
2010	18.394528	21.304743	15.82%	573
2009	13.709604	18.394528	34.17%	505,956
2008	24.156274	13.709604	-43.25%	564,916
2007	20.786972	24.156274	16.21%	597,939
2006	18.834678	20.786972	10.37%	579,650
2005	16.297747	18.834678	15.57%	468,623
2004	14.287374	16.297747	14.07%	382,283
2003	11.255043	14.287374	26.94%	310,064
2002	12.564462	11.255043	-10.42%	271,483
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.488753	9.834227	-6.24%	93,426
2010	8.900303	10.488753	17.85%	92,977
2009	6.098189	8.900303	45.95%	99,333
2008	13.523666	6.098189	-54.91%	91,899
2007	9.389333	13.523666	44.03%	54,808
2006*	10.000000	9.389333	-6.11%	19,196

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
2008	18.105249	10.259159	-43.34%	345,695
2007	18.051815	18.105249	0.30%	350,643
2006	15.199905	18.051815	18.76%	347,849
2005	14.531777	15.199905	4.60%	310,576
2004	13.191825	14.531777	10.16%	270,446
2003	10.243000	13.191825	28.79%	210,298
2002	12.478012	10.243000	-17.91%	162,033
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	39,450
2008	12.577225	5.589833	-55.56%	44,789
2007	10.336124	12.577225	21.68%	43,897
2006	9.924641	10.336124	4.15%	44,719
2005	9.217840	9.924641	7.67%	54,170
2004	8.705771	9.217840	5.88%	55,929
2003	6.788835	8.705771	28.24%	51,124
2002	8.791124	6.788835	-22.78%	46,281
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
2008	16.082526	8.392585	-47.82%	499,379
2007	12.818073	16.082526	25.47%	519,696
2006	12.142810	12.818073	5.56%	561,417
2005	11.618360	12.142810	4.51%	568,293
2004	11.376318	11.618360	2.13%	564,329
2003	8.662889	11.376318	31.32%	530,150
2002	12.549094	8.662889	-30.97%	491,100
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
2008	11.837516	8.773015	-25.89%	51,482
2007	11.660133	11.837516	1.52%	65,470
2006	10.604160	11.660133	9.96%	94,601
2005	10.457917	10.604160	1.40%	90,408
2004	9.659661	10.457917	8.26%	81,544
2003	7.692360	9.659661	25.57%	79,484
2002	7.506322	7.692360	2.48%	54,260
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.650255	11.982747	2.85%	41,511
2010	10.363858	11.650255	12.41%	37,226
2009	7.280603	10.363858	42.35%	35,636
2008	9.812673	7.280603	-25.80%	22,354
2007*	10.000000	9.812673	-1.87%	18,755

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.080146	13.869193	6.03%	143,405
2010	12.282400	13.080146	6.50%	152,016
2009	10.736231	12.282400	14.40%	168,610
2008	11.231360	10.736231	-4.41%	159,858
2007	10.897994	11.231360	3.06%	146,654
2006	10.564594	10.897994	3.16%	111,100
2005	10.464104	10.564594	0.96%	79,371
2004	10.142433	10.464104	3.17%	51,429
2003*	10.000000	10.142433	1.42%	2,792
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.886570	10.496172	-11.70%	138,603
2010	9.338298	11.886570	27.29%	133,153
2009	6.743663	9.338298	38.48%	116,135
2008	11.272286	6.743663	-40.17%	104,133
2007	9.869805	11.272286	14.21%	86,324
2006*	10.000000	9.869805	-1.30%	38,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
2008	21.300566	11.825312	-44.48%	12,763
2007	18.376710	21.300566	15.91%	14,138
2006	15.753299	18.376710	16.65%	18,870
2005	13.388056	15.753299	17.67%	19,728
2004	11.928089	13.388056	12.24%	20,329
2003	8.421945	11.928089	41.63%	24,730
2002	10.690513	8.421945	-21.22%	25,879
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.194792	12.427733	-18.21%	69,392
2010	13.594998	15.194792	11.77%	75,654
2009	10.867381	13.594998	25.10%	85,661
2008	19.579612	10.867381	-44.50%	88,404
2007	16.889323	19.579612	15.93%	95,985
2006	14.477894	16.889323	16.66%	86,461
2005	12.309005	14.477894	17.62%	64,107
2004	10.965863	12.309005	12.25%	48,173
2003	7.739985	10.965863	41.68%	21,291
2002*	10.000000	7.739985	-22.60%	10,606
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.006538	13.528547	-9.85%	37,730
2010	11.999041	15.006538	25.06%	45,151
2009	7.708219	11.999041	55.67%	52,294
2008	15.963627	7.708219	-51.71%	55,005
2007	15.286166	15.963627	4.43%	56,555
2006	13.301272	15.286166	14.92%	52,577
2005	13.113789	13.301272	1.43%	42,573
2004	11.632535	13.113789	12.73%	37,864
2003	7.454046	11.632535	56.06%	16,739
2002*	10.000000	7.454046	-25.46%	658

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.877684	12.027382	1.26%	77,737
2010	10.658939	11.877684	11.43%	69,966
2009	7.948254	10.658939	34.10%	57,226
2008	11.424928	7.948254	-30.43%	77,331
2007	11.134394	11.424928	2.61%	49,474
2006*	10.000000	11.134394	11.34%	19,040
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.536498	10.028976	-4.82%	54,584
2010	8.308699	10.536498	26.81%	57,934
2009	6.504602	8.308699	27.74%	67,719
2008	9.818976	6.504602	-33.75%	38,341
2007	10.170851	9.818976	-3.46%	25,813
2006*	10.000000	10.170851	1.71%	6,067
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280772	9.037365	-2.62%	9,689
2010	8.511220	9.280772	9.04%	2,830
2009	6.607120	8.511220	28.82%	1,223
2008*	10.000000	6.607120	-33.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.629855	10.510138	-16.78%	22,271
2010	10.867049	12.629855	16.22%	22,965
2009	6.364846	10.867049	70.74%	22,834
2008	13.598175	6.364846	-53.19%	15,608
2007	10.684141	13.598175	27.27%	16,984
2006*	10.000000	10.684141	6.84%	7,166
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
2007	15.958716	18.274046	14.51%	0
2006	13.258865	15.958716	20.36%	0
2005	12.134664	13.258865	9.26%	0
2004	10.321614	12.134664	17.57%	0
2003	7.873374	10.321614	31.10%	0
2002*	10.000000	7.873374	-21.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645578	9.404336	-11.66%	13,162
2010	9.929187	10.645578	7.22%	14,769
2009	7.317648	9.929187	35.69%	14,588
2008	12.413074	7.317648	-41.05%	51,945
2007	10.872497	12.413074	14.17%	27,782
2006*	10.000000	10.872497	8.72%	4,913

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.025238	15.717821	-1.92%	81,530
2010	14.166385	16.025238	13.12%	80,698
2009	12.068737	14.166385	17.38%	51,221
2008	11.489837	12.068737	5.04%	51,390
2007	10.463874	11.489837	9.80%	11,449
2006*	10.000000	10.463874	4.64%	2,705
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
2007	11.625035	12.517934	7.68%	0
2006*	10.000000	11.625035	16.25%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0
2007	10.335417	9.155089	-11.42%	0
2006*	10.000000	10.335417	3.35%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
2007	11.026505	11.562960	4.87%	0
2006*	10.000000	11.026505	10.27%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
2007	11.409461	11.600977	1.68%	0
2006*	10.000000	11.409461	14.09%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
2007	10.592642	10.692932	0.95%	0
2006*	10.000000	10.592642	5.93%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0
2007	10.820360	11.797726	9.03%	0
2006*	10.000000	10.820360	8.20%	0

Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
2007	10.767486	10.846442	0.73%	0
2006*	10.000000	10.767486	7.67%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
2007	10.363546	10.823315	4.44%	0
2006*	10.000000	10.363546	3.64%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
2007	10.838566	10.056156	-7.22%	0
2006*	10.000000	10.838566	8.39%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0
2007	10.689063	11.824034	10.62%	0
2006*	10.000000	10.689063	6.89%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
2007	12.766269	11.925753	-6.58%	0
2006*	10.000000	12.766269	27.66%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
2007	18.988211	21.542349	13.45%	0
2006	14.971718	18.988211	26.83%	0
2005	12.836417	14.971718	16.63%	0
2004	10.466614	12.836417	22.64%	0
2003	8.199880	10.466614	27.64%	0
2002*	10.000000	8.199880	-18.00%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.685706	21.737636	-8.22%	43,581
2010	22.037235	23.685706	7.48%	37,451
2009*	17.819252	22.037235	23.67%	25,112
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
2008	11.801837	6.500045	-44.92%	304,628
2007	8.734063	11.801837	35.12%	274,073
2006	8.093142	8.734063	7.92%	281,262
2005	7.270035	8.093142	11.32%	288,742
2004	6.231243	7.270035	16.67%	276,525
2003	5.240220	6.231243	18.91%	263,995
2002	6.302423	5.240220	-16.85%	238,234
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
2008	4.813811	2.667374	-44.59%	41,561
2007	3.999765	4.813811	20.35%	50,760
2006	3.750538	3.999765	6.65%	64,235
2005	3.399492	3.750538	10.33%	71,246
2004	3.417949	3.399492	-0.54%	78,038
2003	2.359397	3.417949	44.87%	91,114
2002	4.038883	2.359397	-41.58%	107,416
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
2008	17.037948	8.049491	-52.76%	55,633
2007	13.457741	17.037948	26.60%	61,145
2006	9.279830	13.457741	45.02%	72,247
2005	7.111343	9.279830	30.49%	98,166
2004	6.058322	7.111343	17.38%	105,419
2003	4.553254	6.058322	33.05%	122,199
2002	6.201296	4.553254	-26.58%	146,242
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.571140	14.722599	1.04%	19,985
2010	11.934062	14.571140	22.10%	20,729
2009	9.524129	11.934062	25.30%	20,268
2008	14.418129	9.524129	-33.94%	26,798
2007	14.230228	14.418129	1.32%	31,723
2006	12.314314	14.230228	15.56%	42,734
2005	11.400631	12.314314	8.01%	51,553
2004*	10.000000	11.400631	14.01%	7,519

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.445607	10.282757	-1.56%	97,714
2010	9.496562	10.445607	9.99%	102,377
2009	7.841640	9.496562	21.10%	99,302
2008	11.788968	7.841640	-33.48%	61,124
2007	11.079463	11.788968	6.40%	39,941
2006*	10.000000	11.079463	10.79%	13,904
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.764126	10.456746	-2.86%	10,554
2010*	10.000000	10.764126	7.64%	3,959
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.092604	7.948483	-1.78%	167,095
2010	6.861832	8.092604	17.94%	182,170
2009	5.198214	6.861832	32.00%	191,100
2008	8.575303	5.198214	-39.38%	209,367
2007	7.253528	8.575303	18.22%	236,366
2006	6.907911	7.253528	5.00%	262,470
2005	6.558208	6.907911	5.33%	298,779
2004	6.131042	6.558208	6.97%	327,315
2003	4.670172	6.131042	31.28%	331,473
2002	6.624951	4.670172	-29.51%	323,027
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.330858	10.312373	-0.18%	66,479
2010	9.325078	10.330858	10.79%	54,399
2009	7.639940	9.325078	22.06%	43,606
2008	11.000442	7.639940	-30.55%	35,029
2007	10.479861	11.000442	4.97%	22,431
2006*	10.000000	10.479861	4.80%	7,280
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042165	11.546118	4.56%	43,894
2010	10.533955	11.042165	4.82%	40,578
2009	9.497230	10.533955	10.92%	59,431
2008	10.654712	9.497230	-10.86%	58,722
2007	10.461879	10.654712	1.84%	32,184
2006*	10.000000	10.461879	4.62%	5,251
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.388162	10.214607	-10.31%	53,942
2010	10.345640	11.388162	10.08%	62,025
2009	7.387323	10.345640	40.05%	66,085
2008	12.172813	7.387323	-39.31%	55,028
2007	10.762882	12.172813	13.10%	37,081
2006*	10.000000	10.762882	7.63%	17,663

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.078460	9.500514	-5.73%	108,187
2010	8.621883	10.078460	16.89%	103,304
2009	6.281631	8.621883	37.26%	107,997
2008	11.385541	6.281631	-44.83%	89,248
2007	10.288678	11.385541	10.66%	84,595
2006*	10.000000	10.288678	2.89%	30,892
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.532609	8.250277	-3.31%	33,525
2010	7.774220	8.532609	9.76%	31,501
2009	6.014749	7.774220	29.25%	33,737
2008	9.819431	6.014749	-38.75%	13,568
2007*	10.000000	9.819431	-1.81%	4,834
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
2008	14.983441	10.670909	-28.78%	16,851
2007	14.690513	14.983441	1.99%	18,780
2006	13.429490	14.690513	9.39%	24,185
2005	13.262747	13.429490	1.26%	33,528
2004	12.180431	13.262747	8.89%	35,668
2003	10.072515	12.180431	20.93%	33,755
2002	9.866328	10.072515	2.09%	16,927
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.427049	13.785261	2.67%	40,851
2010	11.997439	13.427049	11.92%	42,194
2009	8.304238	11.997439	44.47%	43,734
2008	11.677897	8.304238	-28.89%	40,147
2007	11.445881	11.677897	2.03%	43,275
2006	10.463797	11.445881	9.39%	31,149
2005*	10.000000	10.463797	4.64%	14,860
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
2008*	10.000000	6.132866	-38.67%	62,587
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.247549	8.562658	-7.41%	30,572
2010	8.133865	9.247549	13.69%	24,508
2009	6.365782	8.133865	27.77%	6,119
2008*	10.000000	6.365782	-36.34%	1,000

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.261354	10.012205	-2.43%	16,143
2010	9.397542	10.261354	9.19%	24,022
2009	7.930212	9.397542	18.50%	3,900
2008*	10.000000	7.930212	-20.70%	363
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.837220	9.393792	-4.51%	43,898
2010	8.850147	9.837220	11.15%	29,326
2009	7.207070	8.850147	22.80%	2,291
2008*	10.000000	7.207070	-27.93%	411
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.722785	10.754709	0.30%	13,238
2010	10.151663	10.722785	5.63%	3,296
2009	9.082054	10.151663	11.78%	2,437
2008*	10.000000	9.082054	-9.18%	1,026
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050033	9.707840	-3.40%	79,680
2010	9.124286	10.050033	10.15%	62,078
2009	7.565372	9.124286	20.61%	25,388
2008*	10.000000	7.565372	-24.35%	2,103
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.600776	9.051808	-5.72%	67,970
2010	8.567131	9.600776	12.07%	62,401
2009	6.843520	8.567131	25.19%	26,785
2008*	10.000000	6.843520	-31.56%	4,390
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.430294	10.287903	-1.37%	50,089
2010	9.672495	10.430294	7.83%	44,723
2009	8.310716	9.672495	16.39%	6,375
2008*	10.000000	8.310716	-16.89%	1,439
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
2008*	10.000000	9.872127	-1.28%	1,632
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.135789	12.728494	4.88%	16,648
2010	11.349822	12.135789	6.92%	17,246
2009	9.856077	11.349822	15.16%	17,149
2008*	10.000000	9.856077	-1.44%	1,653

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
2008	34.048272	14.222724	-58.23%	1,661
2007	23.649505	34.048272	43.97%	1,961
2006	17.489766	23.649505	35.22%	5,433
2005	13.332348	17.489766	31.18%	9,544
2004	11.164642	13.332348	19.42%	9,909
2003	6.830658	11.164642	63.45%	10,080
2002	8.147532	6.830658	-16.16%	10,603
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.014365	22.269985	-23.24%	60,296
2010	25.243732	29.014365	14.94%	67,256
2009	15.612753	25.243732	61.69%	74,987
2008	37.435968	15.612753	-58.29%	75,493
2007	26.008051	37.435968	43.94%	85,396
2006	19.244358	26.008051	35.15%	71,072
2005	14.667907	19.244358	31.20%	47,794
2004	12.281718	14.667907	19.43%	28,196
2003	7.516119	12.281718	63.41%	9,012
2002*	10.000000	7.516119	-24.84%	3,491
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
2008	14.053697	14.972061	6.53%	412,379
2007	13.261543	14.053697	5.97%	381,759
2006	12.975103	13.261543	2.21%	366,444
2005	12.704400	12.975103	2.13%	342,702
2004	12.439896	12.704400	2.13%	323,645
2003	12.331593	12.439896	0.88%	286,878
2002	11.234737	12.331593	9.76%	229,253
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
2008	15.760938	8.408349	-46.65%	1,125
2007	12.534539	15.760938	25.74%	1,161
2006	9.531459	12.534539	31.51%	1,163
2005	7.401248	9.531459	28.78%	1,179
2004	6.553362	7.401248	12.94%	1,222
2003	4.885747	6.553362	34.13%	1,636
2002	6.509205	4.885747	-24.94%	1,720

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.215057	17.148449	-10.76%	45,706
2010	17.152513	19.215057	12.02%	36,408
2009	13.374780	17.152513	28.25%	35,947
2008	25.062342	13.374780	-46.63%	34,326
2007	19.931416	25.062342	25.74%	34,286
2006	15.157788	19.931416	31.49%	26,164
2005	11.773306	15.157788	28.75%	9,680
2004	10.410101	11.773306	13.10%	3,488
2003	7.777707	10.410101	33.85%	2,413
2002*	10.000000	7.777707	-22.22%	1,750
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.952007	7.716089	-13.81%	9,676
2010	8.427987	8.952007	6.22%	8,884
2009	6.626051	8.427987	27.19%	8,709
2008	11.772823	6.626051	-43.72%	7,951
2007	10.882719	11.772823	8.18%	5,592
2006*	10.000000	10.882719	8.83%	1,798
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.969022	13.272544	-4.99%	242,048
2010	12.321793	13.969022	13.37%	250,097
2009	9.794239	12.321793	25.81%	257,744
2008	15.680560	9.794239	-37.54%	246,692
2007	14.964301	15.680560	4.79%	238,974
2006	12.946440	14.964301	15.59%	191,382
2005	12.128091	12.946440	6.75%	117,995
2004	10.754510	12.128091	12.77%	71,804
2003	8.246178	10.754510	30.42%	30,962
2002*	10.000000	8.246178	-17.54%	9,874
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.549129	12.521179	-0.22%	3,926
2010	11.554648	12.549129	8.61%	124
2009*	10.000000	11.554648	15.55%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.422987	13.151411	-2.02%	1,564
2010	12.114759	13.422987	10.80%	1,118
2009*	10.000000	12.114759	21.15%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.900263	13.132595	1.80%	47,865
2010	12.317877	12.900263	4.73%	59,496
2009	11.417641	12.317877	7.88%	59,936
2008	12.284510	11.417641	-7.06%	76,194
2007	11.787573	12.284510	4.22%	67,170
2006	11.226330	11.787573	5.00%	62,834
2005	10.987504	11.226330	2.17%	49,608
2004	10.615823	10.987504	3.50%	40,828
2003	9.947392	10.615823	6.72%	27,812
2002*	10.000000	9.947392	-0.53%	7,321

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
2008	13.951104	10.597109	-24.04%	699,671
2007	13.351492	13.951104	4.49%	713,673
2006	12.123233	13.351492	10.13%	600,992
2005	11.635859	12.123233	4.19%	448,804
2004	10.741012	11.635859	8.33%	268,840
2003	9.046478	10.741012	18.73%	115,913
2002*	10.000000	9.046478	-9.54%	35,394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.006517	13.558173	-3.20%	695,075
2010	12.551362	14.006517	11.59%	721,894
2009	10.202365	12.551362	23.02%	768,785
2008	15.035889	10.202365	-32.15%	799,166
2007	14.323110	15.035889	4.98%	747,557
2006	12.643526	14.323110	13.28%	658,392
2005	11.939394	12.643526	5.90%	522,811
2004	10.769790	11.939394	10.86%	311,805
2003	8.598521	10.769790	25.25%	112,515
2002*	10.000000	8.598521	-14.01%	35,229
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.480344	13.607350	0.94%	211,129
2010	12.560527	13.480344	7.32%	240,147
2009	11.085962	12.560527	13.30%	248,372
2008	13.194253	11.085962	-15.98%	287,454
2007	12.603326	13.194253	4.69%	224,139
2006	11.753180	12.603326	7.23%	201,821
2005	11.373337	11.753180	3.34%	168,836
2004	10.731567	11.373337	5.98%	123,405
2003	9.543547	10.731567	12.45%	54,919
2002*	10.000000	9.543547	-4.56%	10,774
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
2008	26.671830	16.759745	-37.16%	131,171
2007	25.074563	26.671830	6.37%	139,022
2006	23.071107	25.074563	8.68%	140,632
2005	20.809277	23.071107	10.87%	124,821
2004	18.180524	20.809277	14.46%	103,324
2003	13.651955	18.180524	33.17%	72,343
2002	16.298133	13.651955	-16.24%	57,912

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
2008	12.153777	12.266942	0.93%	556,280
2007	11.727628	12.153777	3.63%	491,969
2006	11.343801	11.727628	3.38%	384,519
2005	11.171561	11.343801	1.54%	361,622
2004	11.204900	11.171561	-0.30%	309,500
2003	11.259085	11.204900	-0.48%	303,968
2002	11.248046	11.259085	0.10%	286,394
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
2008	14.880871	12.172363	-18.20%	72,659
2007	14.382121	14.880871	3.47%	74,780
2006	13.870570	14.382121	3.69%	75,687
2005	13.725193	13.870570	1.06%	68,269
2004	13.026690	13.725193	5.36%	61,062
2003	11.748112	13.026690	10.88%	45,465
2002	11.080176	11.748112	6.03%	20,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.277378	8.316095	-10.36%	159,342
2010	8.225872	9.277378	12.78%	174,827
2009	6.095120	8.225872	34.96%	200,289
2008*	10.000000	6.095120	-39.05%	57,044
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.088959	13.348183	-17.04%	35,818
2010	15.330724	16.088959	4.95%	37,520
2009	11.938879	15.330724	28.41%	38,702
2008	22.494186	11.938879	-46.92%	51,110
2007	22.097949	22.494186	1.79%	55,411
2006	18.202596	22.097949	21.40%	48,103
2005	16.424694	18.202596	10.82%	33,765
2004	13.809398	16.424694	18.94%	11,051
2003*	10.000000	13.809398	38.09%	1,740
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
2008*	10.000000	6.317627	-36.82%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.438125	9.721654	-6.86%	11,156
2010*	10.000000	10.438125	4.38%	12,023

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.854670	8.223917	-7.12%	4,123
2010	7.940970	8.854670	11.51%	4,343
2009	6.301835	7.940970	26.01%	4,661
2008*	10.000000	6.301835	-36.98%	255
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
2008*	10.000000	6.233404	-37.67%	19,829
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
2008*	10.000000	6.708071	-32.92%	40,088
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
2008	17.317497	9.176532	-47.01%	72,671
2007	15.955463	17.317497	8.54%	71,877
2006	15.631166	15.955463	2.07%	69,372
2005	14.621540	15.631166	6.91%	69,628
2004	13.035349	14.621540	12.17%	61,240
2003	9.816488	13.035349	32.79%	53,028
2002	14.878675	9.816488	-34.02%	42,972
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
2008	32.282450	21.661647	-32.90%	99,310
2007	35.060668	32.282450	-7.92%	112,412
2006	30.222899	35.060668	16.01%	116,911
2005	29.647062	30.222899	1.94%	123,062
2004	25.555935	29.647062	16.01%	114,126
2003	16.473727	25.555935	55.13%	96,893
2002	22.869189	16.473727	-27.97%	85,792
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
2008	28.635274	17.504764	-38.87%	124,594
2007	28.351029	28.635274	1.00%	127,233
2006	25.585419	28.351029	10.81%	130,664
2005	23.032234	25.585419	11.09%	113,087
2004	19.566351	23.032234	17.71%	91,053
2003	14.029693	19.566351	39.46%	75,625
2002	17.159419	14.029693	-18.24%	66,213

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
2008	15.307951	8.848135	-42.20%	437,933
2007	14.308509	15.307951	6.98%	470,614
2006	12.732098	14.308509	12.38%	508,287
2005	11.981674	12.732098	6.26%	530,423
2004	11.038527	11.981674	8.54%	554,018
2003	8.752996	11.038527	26.11%	545,809
2002	10.708803	8.752996	-18.26%	538,915
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
2008*	10.000000	5.604966	-43.95%	3,280
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.590916	10.610693	0.19%	21,391
2010	10.455700	10.590916	1.29%	22,321
2009	9.870265	10.455700	5.93%	19,992
2008*	10.000000	9.870265	-1.30%	1,205
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608361	11.786443	-13.39%	32,573
2010	12.938556	13.608361	5.18%	34,988
2009*	10.000000	12.938556	29.39%	49,967
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
2008	13.626680	8.491429	-37.69%	135,457
2007	14.091448	13.626680	-3.30%	145,629
2006	12.292541	14.091448	14.63%	114,694
2005	11.922530	12.292541	3.10%	83,840
2004	10.259752	11.922530	16.21%	59,406
2003	7.892787	10.259752	29.99%	28,094
2002	10.661295	7.892787	-25.97%	14,363
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.697467	10.610673	-0.81%	46,209
2010	10.273491	10.697467	4.13%	63,992
2009	9.166189	10.273491	12.08%	58,554
2008	10.705809	9.166189	-14.38%	69,420
2007	10.332505	10.705809	3.61%	66,164
2006	10.025843	10.332505	3.06%	31,626
2005	9.992825	10.025843	0.33%	19,964
2004	10.025854	9.992825	-0.33%	14,180
2003*	10.000000	10.025854	0.26%	62,192

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328667	8.149887	-2.15%	4,758
2010	7.040521	8.328667	18.30%	3,777
2009	5.799261	7.040521	21.40%	3,994
2008	9.688085	5.799261	-40.14%	1,913
2007	9.746244	9.688085	-0.60%	284
2006*	10.000000	9.746244	-2.54%	25
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.519055	12.958772	-4.14%	25,337
2010	11.126395	13.519055	21.50%	25,370
2009	8.560035	11.126395	29.98%	25,227
2008	14.292911	8.560035	-40.11%	27,251
2007	13.430250	14.292911	6.42%	63,945
2006	11.942734	13.430250	12.46%	25,003
2005	11.300308	11.942734	5.69%	7,907
2004*	10.000000	11.300308	13.00%	1,025
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	0
2009	10.586883	15.131684	42.93%	235,841
2008	19.648575	10.586883	-46.12%	255,623
2007	17.405548	19.648575	12.89%	267,642
2006	16.302811	17.405548	6.76%	291,452
2005	15.683951	16.302811	3.95%	288,328
2004	14.829748	15.683951	5.76%	276,491
2003	11.451136	14.829748	29.50%	232,020
2002	15.830623	11.451136	-27.66%	202,448
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.791310	19.769988	-9.28%	175,310
2010	18.998591	21.791310	14.70%	182,943
2009	13.751120	18.998591	38.16%	198,674
2008	23.249077	13.751120	-40.85%	216,697
2007	22.107952	23.249077	5.16%	222,177
2006	18.993498	22.107952	16.40%	196,348
2005	16.795982	18.993498	13.08%	136,878
2004	14.247804	16.795982	17.88%	79,720
2003*	10.000000	14.247804	42.48%	28,481
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
2008	14.722203	8.708572	-40.85%	63,226
2007	14.002027	14.722203	5.14%	73,651
2006	12.029135	14.002027	16.40%	80,485
2005	10.640161	12.029135	13.05%	85,023
2004	9.028338	10.640161	17.85%	98,233
2003	6.382747	9.028338	41.45%	108,721
2002	8.288465	6.382747	-22.99%	115,532

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.846538	2.762383	-2.96%	9,284
2010	2.509638	2.846538	13.42%	6,160
2009	2.001972	2.509638	25.36%	4,081
2008	9.589836	2.001972	-79.12%	3,384
2007*	10.000000	9.589836	-4.10%	1,333
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.088204	2.982928	-3.41%	1,926
2010	2.719670	3.088204	13.55%	1,928
2009	2.194362	2.719670	23.94%	1,959
2008	10.403406	2.194362	-78.91%	2,996
2007	10.530449	10.403406	-1.21%	4,121
2006*	10.000000	10.530449	5.30%	3,388
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
2008	15.976084	9.721788	-39.15%	196,840
2007	15.470351	15.976084	3.27%	194,220
2006	13.598711	15.470351	13.76%	171,963
2005	12.974169	13.598711	4.81%	149,481
2004	11.984770	12.974169	8.26%	139,089
2003	9.562870	11.984770	25.33%	113,232
2002	11.907673	9.562870	-19.69%	95,631
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.968885	9.641310	-3.29%	24,253
2010	8.167896	9.968885	22.05%	32,383
2009	6.019679	8.167896	35.69%	32,015
2008	9.790374	6.019679	-38.51%	47,011
2007	10.021096	9.790374	-2.30%	37,701
2006*	10.000000	10.021096	0.21%	10,834
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
2008	17.867256	9.000027	-49.63%	191,202
2007	16.991136	17.867256	5.16%	201,850
2006	16.686412	16.991136	1.83%	224,057
2005	15.019928	16.686412	11.10%	232,368
2004	12.679364	15.019928	18.46%	220,457
2003	10.207958	12.679364	24.21%	206,142
2002	14.294141	10.207958	-28.59%	180,525
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774859	12.625815	7.23%	10,473
2010	10.885591	11.774859	8.17%	4,060
2009*	10.000000	10.885591	8.86%	1,415

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.406927	11.395491	-0.10%	49,343
2010	10.965168	11.406927	4.03%	45,473
2009*	10.000000	10.965168	9.65%	30,617
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
2007	10.144307	11.100121	9.42%	0
2006*	10.000000	10.144307	1.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
2007	10.391416	11.174964	7.54%	0
2006*	10.000000	10.391416	3.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.017458	0.17%	9,835
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
2007	11.016187	11.327700	2.83%	0
2006*	10.000000	11.016187	10.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.558722	11.527357	9.17%	9,647
2010*	10.000000	10.558722	5.59%	221
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.093339	11.591270	4.49%	13,936
2010	10.468731	11.093339	5.97%	11,739
2009	9.654044	10.468731	8.44%	11,744
2008	10.870771	9.654044	-11.19%	37,432
2007	10.423896	10.870771	4.29%	34,719
2006*	10.000000	10.423896	4.24%	6,789
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
2008	33.336470	28.031944	-15.91%	4,903
2007	31.642335	33.336470	5.35%	5,604
2006	28.872927	31.642335	9.59%	6,482
2005	26.007067	28.872927	11.02%	8,406
2004	23.892237	26.007067	8.85%	9,433
2003	18.893275	23.892237	26.46%	12,499
2002	17.490433	18.893275	8.02%	7,810

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.760263	13.108544	-4.74%	0
2010	13.165013	13.760263	4.52%	0
2009	10.044100	13.165013	31.07%	0
2008	18.340560	10.044100	-45.24%	0
2007	16.184326	18.340560	13.32%	0
2006	13.077056	16.184326	23.76%	0
2005	11.904429	13.077056	9.85%	0
2004	10.253849	11.904429	16.10%	0
2003	8.136858	10.253849	26.02%	0
2002*	10.000000	8.136858	-18.63%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
2008	62.444926	21.750628	-65.17%	9,883
2007	45.883718	62.444926	36.09%	10,360
2006	33.258208	45.883718	37.96%	12,335
2005	25.475580	33.258208	30.55%	17,473
2004	20.461231	25.475580	24.51%	18,450
2003	13.417673	20.461231	52.49%	18,845
2002	13.972459	13.417673	-3.97%	16,780
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
2008	51.992806	27.702334	-46.72%	1,804
2007	36.168999	51.992806	43.75%	1,821
2006	29.375443	36.168999	23.13%	1,936
2005	19.582479	29.375443	50.01%	2,238
2004	15.938475	19.582479	22.86%	2,769
2003	11.130644	15.938475	43.19%	3,394
2002	11.582739	11.130644	-3.90%	3,275
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.430457	15.503117	-5.64%	5,569
2010	13.104632	16.430457	25.38%	5,497
2009*	10.000000	13.104632	31.05%	2,006

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.952024	9.892874	-9.67%	1,219
2010	8.752194	10.952024	25.13%	1,176
2009	6.206477	8.752194	41.02%	563
2008*	10.000000	6.206477	-37.94%	1,329
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.876049	14.223317	10.46%	41,343
2010	12.391484	12.876049	3.91%	32,509
2009	11.373829	12.391484	8.95%	31,905
2008	11.691897	11.373829	-2.72%	25,733
2007	10.803007	11.691897	8.23%	17,341
2006	10.757583	10.803007	0.42%	17,985
2005	10.714951	10.757583	0.40%	10,933
2004	10.244335	10.714951	4.59%	5,381
2003*	10.000000	10.244335	2.44%	7
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.397047	13.655440	1.93%	28,009
2010	11.873152	13.397047	12.83%	30,729
2009	10.170713	11.873152	16.74%	31,948
2008	15.729529	10.170713	-35.34%	37,160
2007	15.924263	15.729529	-1.22%	40,870
2006	13.758089	15.924263	15.74%	46,449
2005	13.301697	13.758089	3.43%	40,495
2004	11.909093	13.301697	11.69%	38,095
2003	9.313685	11.909093	27.87%	34,008
2002	11.685785	9.313685	-20.30%	25,860
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.156444	14.047683	-13.05%	0
2010	14.426549	16.156444	11.99%	0
2009	10.910476	14.426549	32.23%	0
2008	20.004201	10.910476	-45.46%	10,491
2007	17.142734	20.004201	16.69%	11,405
2006	13.870417	17.142734	23.59%	13,454
2005	12.389207	13.870417	11.96%	14,362
2004	10.905738	12.389207	13.60%	15,649
2003	8.860735	10.905738	23.08%	16,607
2002	11.257260	8.860735	-21.29%	18,981
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.102633	11.880770	-1.83%	23,581
2010	10.266647	12.102633	17.88%	22,308
2009	7.992698	10.266647	28.45%	21,558
2008	10.688098	7.992698	-25.22%	15,828
2007	11.068287	10.688098	-3.43%	14,069
2006*	10.000000	11.068287	10.68%	3,882

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.671216	19.642733	-0.14%	0
2010	17.544896	19.671216	12.12%	0
2009	14.807686	17.544896	18.49%	87,248
2008	20.458146	14.807686	-27.62%	97,343
2007	21.818582	20.458146	-6.24%	105,679
2006	18.601817	21.818582	17.29%	100,655
2005	17.915769	18.601817	3.83%	97,136
2004	15.852041	17.915769	13.02%	81,815
2003	12.435228	15.852041	27.48%	66,146
2002	14.396972	12.435228	-13.63%	54,959
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.111331	12.489067	-4.75%	24,555
2010	12.084265	13.111331	8.50%	22,069
2009*	10.000000	12.084265	20.84%	2,315
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.445097	15.353767	-0.59%	22,731
2010	12.417560	15.445097	24.38%	24,333
2009	10.047490	12.417560	23.59%	27,509
2008	14.712847	10.047490	-31.71%	30,856
2007	14.983074	14.712847	-1.80%	34,291
2006	13.247767	14.983074	13.10%	30,052
2005	12.497476	13.247767	6.00%	29,270
2004	10.372759	12.497476	20.48%	23,764
2003	7.615982	10.372759	36.20%	15,444
2002*	10.000000	7.615982	-23.84%	182
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.643316	11.613424	-0.26%	42,851
2010	10.258770	11.643316	13.50%	47,714
2009	7.759012	10.258770	32.22%	53,371
2008	11.970076	7.759012	-35.18%	60,953
2007	11.235361	11.970076	6.54%	63,295
2006	10.408090	11.235361	7.95%	67,951
2005	10.161439	10.408090	2.43%	70,034
2004	9.678551	10.161439	4.99%	69,919
2003	7.770469	9.678551	24.56%	69,441
2002	11.063366	7.770469	-29.76%	68,913
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.338399	13.432892	0.71%	149,333
2010	11.749993	13.338399	13.52%	167,339
2009	9.408908	11.749993	24.88%	189,461
2008	15.142839	9.408908	-37.87%	189,751
2007	14.555054	15.142839	4.04%	205,323
2006	12.748193	14.555054	14.17%	213,585
2005	12.318167	12.748193	3.49%	215,757
2004	11.263009	12.318167	9.37%	217,895
2003	8.876292	11.263009	26.89%	203,936
2002	11.566182	8.876292	-23.26%	186,900

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.886421	16.041785	7.76%	31,217
2010	13.059169	14.886421	13.99%	26,230
2009	10.779382	13.059169	21.15%	21,057
2008	15.479227	10.779382	-30.36%	22,751
2007	14.617682	15.479227	5.89%	26,879
2006	12.695402	14.617682	15.14%	28,576
2005	12.304021	12.695402	3.18%	27,516
2004	11.849234	12.304021	3.84%	24,055
2003	9.892733	11.849234	19.78%	19,785
2002	12.016387	9.892733	-17.67%	18,244
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.426173	16.606775	1.10%	38,690
2010	15.314813	16.426173	7.26%	43,257
2009	12.864153	15.314813	19.05%	56,788
2008	14.036793	12.864153	-8.35%	57,341
2007	13.475495	14.036793	4.17%	63,514
2006	13.088130	13.475495	2.96%	64,264
2005	13.070401	13.088130	0.14%	63,632
2004	12.760534	13.070401	2.43%	58,028
2003	12.335897	12.760534	3.44%	52,889
2002	11.416849	12.335897	8.05%	39,977
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.446601	11.283081	-1.43%	11,542
2010	10.271440	11.446601	11.44%	15,042
2009	8.369472	10.271440	22.73%	14,512
2008	11.300723	8.369472	-25.94%	9,539
2007	10.523113	11.300723	7.39%	6,730
2006*	10.000000	10.523113	5.23%	2,131
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.004106	10.755488	-2.26%	2,869
2010	9.720590	11.004106	13.20%	2,931
2009	7.636252	9.720590	27.30%	1,845
2008	11.480737	7.636252	-33.49%	2,097
2007	10.543114	11.480737	8.89%	1,697
2006*	10.000000	10.543114	5.43%	1,025
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.586110	10.182467	-3.81%	7,652
2010	9.232091	10.586110	14.67%	7,045
2009	7.107434	9.232091	29.89%	4,654
2008	11.611433	7.107434	-38.79%	5,368
2007	10.563287	11.611433	9.92%	4,956
2006*	10.000000	10.563287	5.63%	509

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.173161	20.378246	-3.75%	464
2010	18.290160	21.173161	15.76%	464
2009	13.638709	18.290160	34.10%	180,144
2008	24.043548	13.638709	-43.27%	195,801
2007	20.700489	24.043548	16.15%	215,505
2006	18.765787	20.700489	10.31%	205,888
2005	16.246321	18.765787	15.51%	167,670
2004	14.249503	16.246321	14.01%	126,670
2003	11.230871	14.249503	26.88%	106,517
2002	12.543824	11.230871	-10.47%	89,650
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.463988	9.806054	-6.29%	22,881
2010	8.883781	10.463988	17.79%	20,020
2009	6.089947	8.883781	45.88%	22,495
2008	13.512260	6.089947	-54.93%	24,812
2007	9.386190	13.512260	43.96%	18,698
2006*	10.000000	9.386190	-6.14%	13,485
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.924295	14.879720	-0.30%	86,872
2010	13.118484	14.924295	13.77%	94,354
2009	10.206086	13.118484	28.54%	105,385
2008	18.020736	10.206086	-43.36%	118,030
2007	17.976697	18.020736	0.24%	129,683
2006	15.144293	17.976697	18.70%	128,466
2005	14.485907	15.144293	4.55%	123,894
2004	13.156833	14.485907	10.10%	113,799
2003	10.220994	13.156833	28.72%	86,884
2002	12.457519	10.220994	-17.95%	72,356
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.791033	9.889692	1.01%	0
2010	8.010122	9.791033	22.23%	0
2009	5.560895	8.010122	44.04%	7,407
2008	12.518473	5.560895	-55.58%	8,241
2007	10.293065	12.518473	21.62%	7,925
2006	9.888284	10.293065	4.09%	11,237
2005	9.188710	9.888284	7.61%	16,075
2004	8.682645	9.188710	5.83%	16,125
2003	6.774232	8.682645	28.17%	13,201
2002	8.776671	6.774232	-22.82%	12,165
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.969774	12.839031	-1.01%	122,574
2010	10.576265	12.969774	22.63%	132,381
2009	8.349186	10.576265	26.67%	145,535
2008	16.007495	8.349186	-47.84%	167,915
2007	12.764761	16.007495	25.40%	169,831
2006	12.098405	12.764761	5.51%	182,714
2005	11.581701	12.098405	4.46%	184,634
2004	11.346151	11.581701	2.08%	194,676
2003	8.644282	11.346151	31.26%	182,195
2002	12.528481	8.644282	-31.00%	169,994

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.951807	14.333160	2.73%	8,363
2010	12.403842	13.951807	12.48%	10,273
2009	8.727615	12.403842	42.12%	11,273
2008	11.782239	8.727615	-25.93%	13,299
2007	11.611599	11.782239	1.47%	17,629
2006	10.565336	11.611599	9.90%	20,126
2005	10.424872	10.565336	1.35%	21,404
2004	9.634008	10.424872	8.21%	23,498
2003	7.675825	9.634008	25.51%	21,353
2002	7.493979	7.675825	2.43%	14,974
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.628672	11.954509	2.80%	18,783
2010	10.349886	11.628672	12.36%	14,245
2009	7.274465	10.349886	42.28%	11,915
2008	9.809361	7.274465	-25.84%	7,180
2007*	10.000000	9.809361	-1.91%	4,368
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.029501	13.808516	5.98%	40,282
2010	12.241042	13.029501	6.44%	45,077
2009	10.705483	12.241042	14.34%	41,263
2008	11.204860	10.705483	-4.46%	47,676
2007	10.877807	11.204860	3.01%	43,699
2006	10.550355	10.877807	3.10%	36,908
2005	10.455277	10.550355	0.91%	28,873
2004	10.139004	10.455277	3.12%	10,106
2003*	10.000000	10.139004	1.39%	530
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.858536	10.466139	-11.74%	45,086
2010	9.320984	11.858536	27.22%	45,115
2009	6.734567	9.320984	38.41%	42,422
2008	11.262788	6.734567	-40.21%	44,037
2007	9.866503	11.262788	14.15%	41,048
2006*	10.000000	9.866503	-1.33%	20,741
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.422741	13.437340	-18.18%	1,056
2010	14.703338	16.422741	11.69%	1,802
2009	11.764171	14.703338	24.98%	2,217
2008	21.201191	11.764171	-44.51%	2,668
2007	18.300275	21.201191	15.85%	2,670
2006	15.695687	18.300275	16.59%	3,012
2005	13.345817	15.695687	17.61%	3,245
2004	11.896469	13.345817	12.18%	3,373
2003	8.403857	11.896469	41.56%	4,359
2002	10.672961	8.403857	-21.26%	5,443

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.128308	12.367106	-18.25%	20,538
2010	13.542364	15.128308	11.71%	26,512
2009	10.830786	13.542364	25.04%	31,676
2008	19.523570	10.830786	-44.52%	37,215
2007	16.849545	19.523570	15.87%	38,708
2006	14.451083	16.849545	16.60%	38,895
2005	12.292402	14.451083	17.56%	31,430
2004	10.956617	12.292402	12.19%	22,841
2003	7.737361	10.956617	41.61%	10,990
2002*	10.000000	7.737361	-22.63%	2,611
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.940933	13.462599	-9.89%	10,517
2010	11.952611	14.940933	25.00%	11,913
2009	7.682281	11.952611	55.59%	15,831
2008	15.917982	7.682281	-51.74%	15,623
2007	15.250212	15.917982	4.38%	15,045
2006	13.276674	15.250212	14.86%	14,105
2005	13.096147	13.276674	1.38%	10,457
2004	11.622753	13.096147	12.68%	7,274
2003	7.451528	11.622753	55.98%	3,177
2002*	10.000000	7.451528	-25.48%	108
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.849673	11.992969	1.21%	31,645
2010	10.639189	11.849673	11.38%	26,514
2009	7.937530	10.639189	34.04%	22,650
2008	11.415294	7.937530	-30.47%	23,100
2007	11.130667	11.415294	2.56%	19,464
2006*	10.000000	11.130667	11.31%	11,596
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511650	10.000281	-4.86%	24,958
2010	8.293287	10.511650	26.75%	25,751
2009	6.495824	8.293287	27.67%	27,214
2008	9.810701	6.495824	-33.79%	23,160
2007	10.167449	9.810701	-3.51%	12,499
2006*	10.000000	10.167449	1.67%	6,540
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.268258	9.020633	-2.67%	2,014
2010	8.504046	9.268258	8.99%	319
2009	6.604890	8.504046	28.75%	251
2008*	10.000000	6.604890	-33.95%	251
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.600082	10.480062	-16.83%	6,694
2010	10.846908	12.600082	16.16%	8,484
2009	6.356257	10.846908	70.65%	10,979
2008	13.586701	6.356257	-53.22%	7,827
2007	10.680558	13.586701	27.21%	6,523
2006*	10.000000	10.680558	6.81%	2,463

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.699871	13.898633	-11.47%	0
2010	14.614564	15.699871	7.43%	0
2009	10.764824	14.614564	35.76%	0
2008	18.221740	10.764824	-40.92%	0
2007	15.921139	18.221740	14.45%	0
2006	13.234311	15.921139	20.30%	0
2005	12.118301	13.234311	9.21%	0
2004	10.312906	12.118301	17.51%	0
2003	7.870705	10.312906	31.03%	0
2002*	10.000000	7.870705	-21.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.620471	9.377421	-11.70%	9,145
2010	9.910773	10.620471	7.16%	8,932
2009	7.307773	9.910773	35.62%	6,206
2008	12.402623	7.307773	-41.08%	17,687
2007	10.868857	12.402623	14.11%	10,235
2006*	10.000000	10.868857	8.69%	4,497
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.987491	15.672884	-1.97%	25,327
2010	14.140156	15.987491	13.06%	21,860
2009	12.052467	14.140156	17.32%	16,251
2008	11.480144	12.052467	4.99%	14,002
2007	10.460367	11.480144	9.75%	2,772
2006*	10.000000	10.460367	4.60%	2,573
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.310803	8.581430	-16.77%	0
2010	9.016125	10.310803	14.36%	0
2009	7.618010	9.016125	18.35%	0
2008	12.508060	7.618010	-39.10%	0
2007	11.621771	12.508060	7.63%	0
2006*	10.000000	11.621771	16.22%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.482608	8.968218	-5.42%	0
2010	7.725313	9.482608	22.75%	0
2009	5.428630	7.725313	42.31%	0
2008	9.147859	5.428630	-40.66%	0
2007	10.332511	9.147859	-11.47%	0
2006*	10.000000	10.332511	3.33%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.284535	11.227963	-0.50%	953
2010	10.325228	11.284535	9.29%	955
2009	8.314433	10.325228	24.18%	956
2008	11.553835	8.314433	-28.04%	958
2007	11.023401	11.553835	4.81%	0
2006*	10.000000	11.023401	10.23%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.693217	10.111067	-5.44%	0
2010	9.276291	10.693217	15.27%	0
2009	7.055306	9.276291	31.48%	0
2008	11.591815	7.055306	-39.14%	0
2007	11.406249	11.591815	1.63%	0
2006*	10.000000	11.406249	14.06%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.409634	14.239037	-1.18%	0
2010	12.628451	14.409634	14.10%	0
2009	7.395228	12.628451	70.76%	0
2008	10.684493	7.395228	-30.79%	0
2007	10.589657	10.684493	0.90%	0
2006*	10.000000	10.589657	5.90%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.290438	12.532483	-5.70%	0
2010	11.030887	13.290438	20.48%	0
2009	7.156435	11.030887	54.14%	0
2008	11.788402	7.156435	-39.29%	0
2007	10.817313	11.788402	8.98%	0
2006*	10.000000	10.817313	8.17%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.696267	11.609935	-8.56%	0
2010	10.903247	12.696267	16.44%	0
2009	7.663686	10.903247	42.27%	0
2008	10.837871	7.663686	-29.29%	0
2007	10.764449	10.837871	0.68%	0
2006*	10.000000	10.764449	7.64%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.696284	9.397226	-3.08%	0
2010	7.539731	9.696284	28.60%	0
2009	5.641794	7.539731	33.64%	0
2008	10.814772	5.641794	-47.83%	0
2007	10.360638	10.814772	4.38%	0
2006*	10.000000	10.360638	3.61%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.495422	8.980789	-5.42%	0
2010	8.234893	9.495422	15.31%	0
2009	6.250453	8.234893	31.75%	0
2008	10.048206	6.250453	-37.80%	0
2007	10.835513	10.048206	-7.27%	0
2006*	10.000000	10.835513	8.36%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.950455	11.252332	2.76%	0
2010	10.520921	10.950455	4.08%	0
2009	8.336291	10.520921	26.21%	0
2008	11.814698	8.336291	-29.44%	0
2007	10.686048	11.814698	10.56%	0
2006*	10.000000	10.686048	6.86%	0

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.847115	9.100513	-7.58%	0
2010	8.476998	9.847115	16.16%	0
2009	6.520046	8.476998	30.01%	0
2008	11.916339	6.520046	-45.28%	0
2007	12.762681	11.916339	-6.63%	0
2006*	10.000000	12.762681	27.63%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.881204	17.406233	-7.81%	0
2010	16.923783	18.881204	11.57%	0
2009	12.659231	16.923783	33.69%	0
2008	21.480687	12.659231	-41.07%	0
2007	18.943490	21.480687	13.39%	0
2006	14.943983	18.943490	26.76%	0
2005	12.819102	14.943983	16.58%	0
2004	10.457776	12.819102	22.58%	0
2003	8.197100	10.457776	27.58%	0
2002*	10.000000	8.197100	-18.03%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.565299	21.616209	-8.27%	13,657
2010	21.936284	23.565299	7.43%	11,206
2009	17.746584	21.936284	23.61%	1,824
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.830478	9.043079	-8.01%	83,012
2010	9.339638	9.830478	5.26%	84,053
2009	6.470744	9.339638	44.34%	82,636
2008	11.754601	6.470744	-44.95%	81,745
2007	8.703523	11.754601	35.06%	88,897
2006	8.068907	8.703523	7.86%	100,792
2005	7.251916	8.068907	11.27%	110,457
2004	6.218858	7.251916	16.61%	118,580
2003	5.232452	6.218858	18.85%	113,730
2002	6.296270	5.232452	-16.90%	113,820
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.064122	4.572591	-9.71%	12,788
2010	4.118270	5.064122	22.97%	15,724
2009	2.655358	4.118270	55.09%	19,052
2008	4.794557	2.655358	-44.62%	22,129
2007	3.985792	4.794557	20.29%	29,541
2006	3.739321	3.985792	6.59%	37,541
2005	3.391029	3.739321	10.27%	54,468
2004	3.411159	3.391029	-0.59%	60,303
2003	2.355896	3.411159	44.79%	66,811
2002	4.034937	2.355896	-41.61%	75,644

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.529179	11.724339	-33.12%	14,787
2010	14.184381	17.529179	23.58%	16,720
2009	8.013182	14.184381	77.01%	19,561
2008	16.969706	8.013182	-52.78%	21,631
2007	13.410654	16.969706	26.54%	29,158
2006	9.252030	13.410654	44.95%	32,298
2005	7.093614	9.252030	30.43%	39,278
2004	6.046281	7.093614	17.32%	47,616
2003	4.546506	6.046281	32.99%	52,341
2002	6.195252	4.546506	-26.61%	63,386
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.522134	14.665682	0.99%	11,588
2010	11.899937	14.522134	22.04%	11,181
2009	9.501691	11.899937	25.24%	12,399
2008	14.391466	9.501691	-33.98%	14,581
2007	14.211136	14.391466	1.27%	17,977
2006	12.303996	14.211136	15.50%	23,366
2005	11.396821	12.303996	7.96%	34,500
2004*	10.000000	11.396821	13.97%	5,567
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420990	10.253344	-1.61%	53,203
2010	9.478975	10.420990	9.94%	52,980
2009	7.831075	9.478975	21.04%	48,238
2008	11.779046	7.831075	-33.52%	32,335
2007	11.075760	11.779046	6.35%	18,724
2006*	10.000000	11.075760	10.76%	5,341
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760516	10.447976	-2.90%	10,751
2010*	10.000000	10.760516	7.61%	1,370
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.042611	7.895405	-1.83%	55,040
2010	6.822890	8.042611	17.88%	61,018
2009	5.171325	6.822890	31.94%	66,340
2008	8.535283	5.171325	-39.41%	64,750
2007	7.223344	8.535283	18.16%	70,913
2006	6.882641	7.223344	4.95%	76,967
2005	6.537501	6.882641	5.28%	85,670
2004	6.114786	6.537501	6.91%	92,290
2003	4.660144	6.114786	31.21%	94,948
2002	6.614069	4.660144	-29.54%	91,828
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.983976	13.912879	-0.51%	94,365
2010	12.467890	13.983976	12.16%	108,556
2009*	10.000000	12.467890	24.68%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306485	10.282856	-0.23%	22,351
2010	9.307778	10.306485	10.73%	19,140
2009	7.629628	9.307778	22.00%	21,225
2008	10.991163	7.629628	-30.58%	18,298
2007	10.476339	10.991163	4.91%	16,548
2006*	10.000000	10.476339	4.76%	5,719
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016128	11.513086	4.51%	19,695
2010	10.514432	11.016128	4.77%	21,254
2009	9.484428	10.514432	10.86%	21,261
2008	10.645730	9.484428	-10.91%	20,442
2007	10.458382	10.645730	1.79%	8,863
2006*	10.000000	10.458382	4.58%	732
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.361285	10.185364	-10.35%	39,040
2010	10.326441	11.361285	10.02%	35,742
2009	7.377345	10.326441	39.98%	39,023
2008	12.162544	7.377345	-39.34%	36,526
2007	10.759272	12.162544	13.04%	19,851
2006*	10.000000	10.759272	7.59%	7,825
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.054668	9.473308	-5.78%	47,730
2010	8.605881	10.054668	16.83%	41,787
2009	6.273149	8.605881	37.19%	39,816
2008	11.375941	6.273149	-44.86%	45,460
2007	10.285224	11.375941	10.60%	32,154
2006*	10.000000	10.285224	2.85%	8,525
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.516788	8.230825	-3.36%	8,743
2010	7.763734	8.516788	9.70%	9,772
2009	6.009658	7.763734	29.19%	10,450
2008	9.816107	6.009658	-38.78%	9,496
2007*	10.000000	9.816107	-1.84%	4,279
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.136752	17.586849	2.63%	2,960
2010	15.320693	17.136752	11.85%	3,607
2009	10.615762	15.320693	44.32%	5,301
2008	14.913557	10.615762	-28.82%	5,547
2007	14.629427	14.913557	1.94%	7,757
2006	13.380377	14.629427	9.33%	9,395
2005	13.220896	13.380377	1.21%	14,452
2004	12.148136	13.220896	8.83%	21,973
2003	10.050887	12.148136	20.87%	13,956
2002	9.850124	10.050887	2.04%	6,631

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388591	13.738841	2.62%	10,142
2010	11.969129	13.388591	11.86%	11,619
2009	8.288832	11.969129	44.40%	14,778
2008	11.662156	8.288832	-28.93%	12,129
2007	11.436266	11.662156	1.98%	13,635
2006	10.460288	11.436266	9.33%	13,687
2005*	10.000000	10.460288	4.60%	9,036
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.885547	7.763025	-12.63%	47,156
2010	7.775357	8.885547	14.28%	53,541
2009	5.142379	7.775357	51.20%	71,139
2008*	10.000000	5.142379	-48.58%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.737863	9.320014	-4.29%	6,860
2010	7.971380	9.737863	22.16%	7,370
2009	6.130791	7.971380	30.02%	11,950
2008*	10.000000	6.130791	-38.69%	12,237
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.235097	8.546808	-7.45%	12,086
2010	8.127013	9.235097	13.63%	11,138
2009	6.363626	8.127013	27.71%	1,281
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.247522	9.993661	-2.48%	5,859
2010	9.389621	10.247522	9.14%	4,902
2009	7.927537	9.389621	18.44%	1,646
2008*	10.000000	7.927537	-20.72%	435
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.823944	9.376385	-4.56%	8,006
2010	8.842676	9.823944	11.10%	5,953
2009	7.204634	8.842676	22.74%	1,337
2008*	10.000000	7.204634	-27.95%	1,339
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.708329	10.734806	0.25%	4,546
2010	10.143105	10.708329	5.57%	3,868
2009	9.078992	10.143105	11.72%	6,052
2008*	10.000000	9.078992	-9.21%	255
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.036480	9.689863	-3.45%	11,989
2010	9.116587	10.036480	10.09%	13,267
2009	7.562819	9.116587	20.54%	11,243
2008*	10.000000	7.562819	-24.37%	75

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587811	9.035018	-5.77%	10,240
2010	8.559890	9.587811	12.01%	7,705
2009	6.841204	8.559890	25.12%	4,062
2008*	10.000000	6.841204	-31.59%	1,065
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416230	10.268845	-1.41%	1,371
2010	9.664334	10.416230	7.78%	688
2009	8.307908	9.664334	16.33%	125
2008*	10.000000	8.307908	-16.92%	21
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.230444	11.833771	5.37%	3,731
2010	10.612240	11.230444	5.83%	3,823
2009	9.868797	10.612240	7.53%	5,947
2008*	10.000000	9.868797	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.119428	12.704929	4.83%	7,004
2010	11.340265	12.119428	6.87%	6,061
2009	9.852755	11.340265	15.10%	2,935
2008*	10.000000	9.852755	-1.47%	16
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.258281	20.148936	-23.27%	32
2010	22.865016	26.258281	14.84%	347
2009	14.163501	22.865016	61.44%	382
2008	33.923728	14.163501	-58.25%	479
2007	23.574977	33.923728	43.90%	488
2006	17.443443	23.574977	35.15%	757
2005	13.303723	17.443443	31.12%	1,200
2004	11.146305	13.303723	19.36%	1,480
2003	6.822884	11.146305	63.37%	1,485
2002	8.142380	6.822884	-16.21%	1,535
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.887535	22.161441	-23.28%	32,329
2010	25.146066	28.887535	14.88%	33,963
2009	15.560214	25.146066	61.60%	34,857
2008	37.328953	15.560214	-58.32%	38,914
2007	25.946870	37.328953	43.87%	37,455
2006	19.208764	25.946870	35.08%	29,995
2005	14.648149	19.208764	31.13%	18,375
2004	12.271368	14.648149	19.37%	8,517
2003	7.513570	12.271368	63.32%	3,434
2002*	10.000000	7.513570	-24.86%	1,104

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.659998	16.603506	6.02%	88,686
2010	15.119205	15.659998	3.58%	94,196
2009	14.894664	15.119205	1.51%	104,532
2008	13.988120	14.894664	6.48%	130,710
2007	13.206371	13.988120	5.92%	122,435
2006	12.927647	13.206371	2.16%	121,329
2005	12.664327	12.927647	2.08%	115,607
2004	12.406921	12.664327	2.07%	113,283
2003	12.305129	12.406921	0.83%	117,416
2002	11.216307	12.305129	9.71%	107,010
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.024469	10.725747	-10.80%	1,291
2010	10.737210	12.024469	11.99%	41
2009	8.373358	10.737210	28.23%	189
2008	15.703294	8.373358	-46.68%	191
2007	12.495047	15.703294	25.68%	193
2006	9.506220	12.495047	31.44%	340
2005	7.385378	9.506220	28.72%	579
2004	6.542624	7.385378	12.88%	582
2003	4.880201	6.542624	34.06%	644
2002	6.505103	4.880201	-24.98%	649
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.131030	17.064846	-10.80%	16,046
2010	17.086136	19.131030	11.97%	14,060
2009	13.329763	17.086136	28.18%	18,892
2008	24.990664	13.329763	-46.66%	18,281
2007	19.884497	24.990664	25.68%	18,585
2006	15.129732	19.884497	31.43%	11,874
2005	11.757438	15.129732	28.68%	8,205
2004	10.401328	11.757438	13.04%	2,234
2003	7.775080	10.401328	33.78%	600
2002*	10.000000	7.775080	-22.25%	277
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.930901	7.694006	-13.85%	3,166
2010	8.412370	8.930901	6.16%	4,849
2009	6.617105	8.412370	27.13%	5,762
2008	11.762888	6.617105	-43.75%	6,321
2007	10.879072	11.762888	8.12%	10,227
2006*	10.000000	10.879072	8.79%	6,234
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.906069	13.206056	-5.03%	73,363
2010	12.272451	13.906069	13.31%	81,357
2009	9.759958	12.272451	25.74%	86,615
2008	15.633605	9.759958	-37.57%	87,018
2007	14.927083	15.633605	4.73%	91,958
2006	12.920750	14.927083	15.53%	80,746
2005	12.110133	12.920750	6.69%	60,650
2004	10.744012	12.110133	12.72%	42,170
2003	8.242281	10.744012	30.35%	19,943
2002*	10.000000	8.242281	-17.58%	5,466

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.538559	12.504317	-0.27%	1,363
2010	11.550746	12.538559	8.55%	854
2009*	10.000000	11.550746	15.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.411681	13.133714	-2.07%	620
2010	12.110672	13.411681	10.74%	532
2009*	10.000000	12.110672	21.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.842069	13.066756	1.75%	23,252
2010	12.268517	12.842069	4.67%	26,211
2009	11.377644	12.268517	7.83%	21,210
2008	12.247679	11.377644	-7.10%	15,538
2007	11.758213	12.247679	4.16%	16,368
2006	11.204020	11.758213	4.95%	19,338
2005	10.971215	11.204020	2.12%	18,207
2004	10.605451	10.971215	3.45%	13,903
2003	9.942704	10.605451	6.67%	9,648
2002*	10.000000	9.942704	-0.57%	3,201
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.634749	13.472820	-1.19%	183,441
2010	12.436081	13.634749	9.64%	217,836
2009	10.560036	12.436081	17.77%	232,415
2008	13.909352	10.560036	-24.08%	238,831
2007	13.318307	13.909352	4.44%	287,607
2006	12.099196	13.318307	10.08%	235,492
2005	11.618642	12.099196	4.14%	181,878
2004	10.730544	11.618642	8.28%	116,562
2003	9.042222	10.730544	18.67%	64,587
2002*	10.000000	9.042222	-9.58%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.943413	13.490265	-3.25%	210,182
2010	12.501126	13.943413	11.54%	218,146
2009	10.166666	12.501126	22.96%	222,675
2008	14.990874	10.166666	-32.18%	227,178
2007	14.287497	14.990874	4.92%	212,176
2006	12.618444	14.287497	13.23%	192,156
2005	11.921713	12.618444	5.84%	149,893
2004	10.759274	11.921713	10.80%	105,623
2003	8.594465	10.759274	25.19%	45,559
2002*	10.000000	8.594465	-14.06%

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.419623	13.539227	0.89%	58,024
2010	12.510267	13.419623	7.27%	66,857
2009	11.047191	12.510267	13.24%	71,551
2008	13.154760	11.047191	-16.02%	88,538
2007	12.571989	13.154760	4.64%	62,840
2006	11.729868	12.571989	7.18%	63,241
2005	11.356507	11.729868	3.29%	71,071
2004	10.721096	11.356507	5.93%	44,378
2003	9.539048	10.721096	12.39%	23,369
2002*	10.000000	9.539048	-4.61%	3,337
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.937912	13.470193	-3.36%	287,767
2010	12.959566	13.937912	7.55%	341,237
2009*	10.000000	12.959566	29.60%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.117858	27.087971	-3.66%	30,856
2010	22.539123	28.117858	24.75%	34,700
2009	16.673054	22.539123	35.18%	42,407
2008	26.547341	16.673054	-37.20%	49,415
2007	24.970222	26.547341	6.32%	55,570
2006	22.986686	24.970222	8.63%	55,553
2005	20.743589	22.986686	10.81%	49,544
2004	18.132311	20.743589	14.40%	42,214
2003	13.622624	18.132311	33.10%	28,406
2002	16.271356	13.622624	-16.28%	15,741
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.929477	11.792667	-1.15%	94,875
2010	12.068244	11.929477	-1.15%	121,071
2009	12.203522	12.068244	-1.11%	156,779
2008	12.097060	12.203522	0.88%	187,610
2007	11.678837	12.097060	3.58%	137,086
2006	11.302306	11.678837	3.33%	103,483
2005	11.136308	11.302306	1.49%	88,502
2004	11.175193	11.136308	-0.35%	102,395
2003	11.234913	11.175193	-0.53%	86,521
2002	11.229574	11.234913	0.05%	106,761
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.275553	16.981414	4.34%	27,621
2010	14.888534	16.275553	9.32%	27,640
2009	12.109454	14.888534	22.95%	26,184
2008	14.811446	12.109454	-18.24%	30,425
2007	14.322312	14.811446	3.42%	35,280
2006	13.819851	14.322312	3.64%	31,668
2005	13.681913	13.819851	1.01%	31,211
2004	12.992190	13.681913	5.31%	27,020
2003	11.722912	12.992190	10.83%	17,355
2002	11.062002	11.722912	5.97%	9,900

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.202304	13.626928	-10.36%	0
2010	13.474169	15.202304	12.83%	0
2009*	10.000000	13.474169	34.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.264876	8.300684	-10.41%	51,918
2010	8.218933	9.264876	12.73%	64,447
2009	6.093062	8.218933	34.89%	77,133
2008*	10.000000	6.093062	-39.07%	11,688
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.026687	13.289796	-17.08%	14,083
2010	15.279098	16.026687	4.89%	15,905
2009	11.904701	15.279098	28.35%	16,747
2008	22.441172	11.904701	-46.95%	21,395
2007	22.057082	22.441172	1.74%	21,909
2006	18.178088	22.057082	21.34%	21,348
2005	16.410853	18.178088	10.77%	19,384
2004	13.804740	16.410853	18.88%	9,724
2003*	10.000000	13.804740	38.05%	2,824
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.250880	8.878946	-4.02%	51,798
2010	8.101826	9.250880	14.18%	56,498
2009	6.315495	8.101826	28.28%	18,169
2008*	10.000000	6.315495	-36.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434580	9.713452	-6.91%	8,693
2010*	10.000000	10.434580	4.35%	8,786
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.842733	8.208690	-7.17%	208
2010	7.934264	8.842733	11.45%	622
2009	6.299706	7.934264	25.95%	209
2008*	10.000000	6.299706	-37.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.816061	9.292992	-5.33%	115,419
2010	7.830213	9.816061	25.36%	126,685
2009	6.231294	7.830213	25.66%	140,055
2008*	10.000000	6.231294	-37.69%	4,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.227396	9.875328	-3.44%	77,073
2010	8.648417	10.227396	18.26%	93,110
2009	6.705806	8.648417	28.97%	100,824
2008*	10.000000	6.705806	-32.94%	7,441

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.267718	14.012537	-1.79%	15,893
2010	11.505620	14.267718	24.01%	17,403
2009	9.131786	11.505620	26.00%	18,979
2008	17.241801	9.131786	-47.04%	19,931
2007	15.893793	17.241801	8.48%	23,224
2006	15.578606	15.893793	2.02%	26,975
2005	14.579713	15.578606	6.85%	24,476
2004	13.004630	14.579713	12.11%	22,426
2003	9.798306	13.004630	32.72%	22,099
2002	14.858644	9.798306	-34.06%	17,698
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.647927	31.575230	-6.16%	29,947
2010	26.886130	33.647927	25.15%	32,942
2009	21.549644	26.886130	24.76%	36,895
2008	32.131819	21.549644	-32.93%	41,179
2007	34.914843	32.131819	-7.97%	46,199
2006	30.112384	34.914843	15.95%	47,331
2005	29.553543	30.112384	1.89%	45,432
2004	25.488198	29.553543	15.95%	40,621
2003	16.438351	25.488198	55.05%	34,065
2002	22.831653	16.438351	-28.00%	27,654
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.724632	26.816500	-6.64%	45,343
2010	23.187571	28.724632	23.88%	49,572
2009	17.414238	23.187571	33.15%	54,050
2008	28.501641	17.414238	-38.90%	60,843
2007	28.233079	28.501641	0.95%	66,045
2006	25.491825	28.233079	10.75%	64,479
2005	22.959559	25.491825	11.03%	54,587
2004	19.514472	22.959559	17.65%	46,337
2003	13.999555	19.514472	39.39%	32,394
2002	17.131237	13.999555	-18.28%	28,087
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.304483	12.227588	-0.62%	89,163
2010	10.971862	12.304483	12.15%	105,130
2009	8.802384	10.971862	24.65%	114,486
2008	15.236520	8.802384	-42.23%	144,977
2007	14.248988	15.236520	6.93%	150,546
2006	12.685521	14.248988	12.32%	161,403
2005	11.943858	12.685521	6.21%	167,707
2004	11.009243	11.943858	8.49%	184,674
2003	8.734199	11.009243	26.05%	177,537
2002	10.691229	8.734199	-18.31%	168,076
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.325162	9.817385	5.28%	95,119
2010	7.246440	9.325162	28.69%	107,439
2009	5.603068	7.246440	29.33%	128,544
2008*	10.000000	5.603068	-43.97%	1,771

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576649	10.591062	0.14%	10,267
2010	10.446897	10.576649	1.24%	9,218
2009	9.866941	10.446897	5.88%	4,870
2008*	10.000000	9.866941	-1.33%	675
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.596896	11.770571	-13.43%	5,112
2010	12.934195	13.596896	5.12%	6,580
2009*	10.000000	12.934195	29.34%	9,087
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.284516	11.861182	-3.45%	56,608
2010	10.734303	12.284516	14.44%	66,690
2009	8.447508	10.734303	27.07%	76,868
2008	13.563070	8.447508	-37.72%	85,969
2007	14.032808	13.563070	-3.35%	98,774
2006	12.247557	14.032808	14.58%	86,975
2005	11.884888	12.247557	3.05%	75,123
2004	10.232526	11.884888	16.15%	38,680
2003	7.875820	10.232526	29.92%	20,730
2002	10.643778	7.875820	-26.01%	3,900
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656107	10.564320	-0.86%	17,048
2010	10.238941	10.656107	4.07%	18,322
2009	9.139973	10.238941	12.02%	16,526
2008	10.680593	9.139973	-14.42%	21,343
2007	10.313421	10.680593	3.56%	22,234
2006	10.012367	10.313421	3.01%	14,308
2005	9.984412	10.012367	0.28%	8,473
2004	10.022469	9.984412	-0.38%	3,536
2003*	10.000000	10.022469	0.22%	218
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.308990	8.126519	-2.20%	1,650
2010	7.027444	8.308990	18.24%	0
2009	5.791426	7.027444	21.34%	0
2008	9.679898	5.791426	-40.17%	482
2007	9.742968	9.679898	-0.65%	308
2006*	10.000000	9.742968	-2.57%	149
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.473620	12.908706	-4.19%	6,755
2010	11.094594	13.473620	21.44%	7,419
2009	8.539874	11.094594	29.92%	5,535
2008	14.266478	8.539874	-40.14%	8,014
2007	13.412223	14.266478	6.37%	16,883
2006	11.932717	13.412223	12.40%	9,201
2005	11.296531	11.932717	5.63%	4,805
2004*	10.000000	11.296531	12.97%	0

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.273489	15.901857	-2.28%	502
2010	15.045825	16.273489	8.16%	502
2009	10.532128	15.045825	42.86%	106,113
2008	19.556880	10.532128	-46.15%	118,023
2007	17.333124	19.556880	12.83%	131,152
2006	16.243171	17.333124	6.71%	137,483
2005	15.634471	16.243171	3.89%	133,077
2004	14.790435	15.634471	5.71%	132,601
2003	11.426546	14.790435	29.44%	112,744
2002	15.804639	11.426546	-27.70%	98,160
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.707002	19.683563	-9.32%	59,902
2010	18.934646	21.707002	14.64%	65,887
2009	13.711763	18.934646	38.09%	71,962
2008	23.194279	13.711763	-40.88%	81,939
2007	22.067063	23.194279	5.11%	91,302
2006	18.967927	22.067063	16.34%	83,603
2005	16.781825	18.967927	13.03%	66,943
2004	14.242986	16.781825	17.83%	42,664
2003*	10.000000	14.242986	42.43%	16,465
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.732396	12.449393	-9.34%	9,446
2010	11.979518	13.732396	14.63%	12,272
2009	8.670472	11.979518	38.16%	14,001
2008	14.665223	8.670472	-40.88%	15,341
2007	13.954930	14.665223	5.09%	18,932
2006	11.994723	13.954930	16.34%	20,786
2005	10.615063	11.994723	13.00%	23,028
2004	9.011599	10.615063	17.79%	24,850
2003	6.374126	9.011599	41.38%	33,636
2002	8.281465	6.374126	-23.03%	37,732
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.841247	2.755858	-3.01%	594
2010	2.506254	2.841247	13.37%	575
2009	2.000278	2.506254	25.30%	384
2008	9.586595	2.000278	-79.13%	1,454
2007*	10.000000	9.586595	-4.13%	83
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.080914	2.974382	-3.46%	2
2010	2.714612	3.080914	13.49%	32
2009	2.191393	2.714612	23.88%	72
2008	10.394627	2.191393	-78.92%	72
2007	10.526915	10.394627	-1.26%	668
2006*	10.000000	10.526915	5.27%	273

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.076369	13.912820	-1.16%	54,667
2010	12.264481	14.076369	14.77%	58,330
2009	9.671519	12.264481	26.81%	72,079
2008	15.901541	9.671519	-39.18%	77,318
2007	15.405998	15.901541	3.22%	81,268
2006	13.548971	15.405998	13.71%	82,184
2005	12.933232	13.548971	4.76%	72,273
2004	11.952995	12.933232	8.20%	67,599
2003	9.542333	11.952995	25.26%	61,480
2002	11.888126	9.542333	-19.73%	49,174
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.945375	9.613731	-3.33%	4,230
2010	8.152745	9.945375	21.99%	4,143
2009	6.011559	8.152745	35.62%	6,452
2008	9.782119	6.011559	-38.55%	10,446
2007	10.017743	9.782119	-2.35%	11,848
2006*	10.000000	10.017743	0.18%	7,602
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.787968	14.778428	-0.06%	57,080
2010	11.736436	14.787968	26.00%	62,681
2009	8.953474	11.736436	31.08%	66,973
2008	17.783866	8.953474	-49.65%	67,485
2007	16.920420	17.783866	5.10%	70,472
2006	16.625356	16.920420	1.77%	77,089
2005	14.972502	16.625356	11.04%	78,121
2004	12.645718	14.972502	18.40%	78,060
2003	10.186018	12.645718	24.15%	76,327
2002	14.270642	10.186018	-28.62%	68,719
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.764923	12.608799	7.17%	910
2010	10.881912	11.764923	8.11%	1,637
2009*	10.000000	10.881912	8.82%	252
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.397306	11.380137	-0.15%	27,170
2010	10.961461	11.397306	3.98%	20,370
2009*	10.000000	10.961461	9.61%	6,780
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.743989	14.067840	10.39%	0
2010	11.924954	12.743989	6.87%	0
2009	10.193531	11.924954	16.99%	0
2008	11.091221	10.193531	-8.09%	0
2007	10.141328	11.091221	9.37%	0
2006*	10.000000	10.141328	1.41%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.927366	14.263917	2.42%	0
2010	13.032053	13.927366	6.87%	0
2009	11.561741	13.032053	12.72%	0
2008	11.166001	11.561741	3.54%	0
2007	10.388364	11.166001	7.49%	0
2006*	10.000000	10.388364	3.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.014102	0.14%	17,916
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.738663	11.068562	-13.11%	0
2010	9.915852	12.738663	28.47%	0
2009	6.347117	9.915852	56.23%	0
2008	11.318777	6.347117	-43.92%	0
2007	11.013104	11.318777	2.78%	0
2006*	10.000000	11.013104	10.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555188	11.517684	9.12%	4,697
2010*	10.000000	10.555188	5.55%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.067196	11.558139	4.44%	2,541
2010	10.449346	11.067196	5.91%	2,558
2009	9.641045	10.449346	8.38%	3,040
2008	10.861617	9.641045	-11.24%	6,504
2007	10.420412	10.861617	4.23%	7,885
2006*	10.000000	10.420412	4.20%	2,751
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.939037	41.199539	5.81%	663
2010	35.894065	38.939037	8.48%	727
2009	27.887028	35.894065	28.71%	766
2008	33.180925	27.887028	-15.95%	2,679
2007	31.510701	33.180925	5.30%	2,927
2006	28.767313	31.510701	9.54%	3,165
2005	25.924994	28.767313	10.96%	3,583
2004	23.828896	25.924994	8.80%	3,956
2003	18.852711	23.828896	26.40%	3,298
2002	17.461708	18.852711	7.97%	2,315
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.700079	13.044621	-4.78%	0
2010	13.114039	13.700079	4.47%	0
2009	10.010271	13.114039	31.01%	0
2008	18.288061	10.010271	-45.26%	0
2007	16.146209	18.288061	13.27%	0
2006	13.052832	16.146209	23.70%	0
2005	11.888377	13.052832	9.79%	0
2004	10.245194	11.888377	16.04%	0
2003	8.134101	10.245194	25.95%	0
2002*	10.000000	8.134101	-18.66%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.171559	41.969100	-26.59%	790
2010	45.597634	57.171559	25.38%	983
2009	21.638159	45.597634	110.73%	1,547
2008	62.153612	21.638159	-65.19%	1,829
2007	45.692872	62.153612	36.02%	2,392
2006	33.136572	45.692872	37.89%	2,878
2005	25.395192	33.136572	30.48%	3,975
2004	20.406985	25.395192	24.44%	4,217
2003	13.388854	20.406985	52.42%	5,371
2002	13.949511	13.388854	-4.02%	4,818
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.825340	45.280208	-17.41%	1,073
2010	42.915980	54.825340	27.75%	1,078
2009	27.559137	42.915980	55.72%	2,323
2008	51.750299	27.559137	-46.75%	2,464
2007	36.018604	51.750299	43.68%	2,584
2006	29.268051	36.018604	23.06%	4,223
2005	19.520708	29.268051	49.93%	4,918
2004	15.896223	19.520708	22.80%	6,721
2003	11.106735	15.896223	43.12%	7,222
2002	11.563707	11.106735	-3.95%	2,034
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.416634	15.482265	-5.69%	3,918
2010	13.100218	16.416634	25.32%	2,632
2009*	10.000000	13.100218	31.00%	2,674

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.937267	9.874545	-9.72%	0
2010	8.744818	10.937267	25.07%	0
2009	6.204371	8.744818	40.95%	0
2008*	10.000000	6.204371	-37.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.826176	14.161086	10.41%	6,655
2010	12.349734	12.826176	3.86%	4,663
2009	11.341243	12.349734	8.89%	3,778
2008	11.664298	11.341243	-2.77%	3,642
2007	10.782991	11.664298	8.17%	3,992
2006	10.743070	10.782991	0.37%	3,514
2005	10.705893	10.743070	0.35%	2,979
2004	10.240855	10.705893	4.54%	2,809
2003*	10.000000	10.240855	2.41%	2,238
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.228101	13.476424	1.88%	11,398
2010	11.729347	13.228101	12.78%	11,653
2009	10.052611	11.729347	16.68%	11,884
2008	15.554749	10.052611	-35.37%	12,575
2007	15.755326	15.554749	-1.27%	11,924
2006	13.618988	15.755326	15.69%	12,171
2005	13.173845	13.618988	3.38%	9,846
2004	11.800602	13.173845	11.64%	8,375
2003	9.233496	11.800602	27.80%	6,834
2002	11.591056	9.233496	-20.34%	3,328
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.519615	12.618120	-13.10%	0
2010	12.971540	14.519615	11.93%	0
2009	9.815043	12.971540	32.16%	0
2008	18.004862	9.815043	-45.49%	476
2007	15.437238	18.004862	16.63%	527
2006	12.496772	15.437238	23.53%	814
2005	11.167883	12.496772	11.90%	883
2004	9.835624	11.167883	13.55%	900
2003	7.995327	9.835624	23.02%	1,042
2002	10.162935	7.995327	-21.33%	2,746
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.074087	11.846752	-1.88%	5,293
2010	10.247605	12.074087	17.82%	5,303
2009	7.981902	10.247605	28.39%	5,303
2008	10.679075	7.981902	-25.26%	5,673
2007	11.064576	10.679075	-3.48%	5,229
2006*	10.000000	11.064576	10.65%	54

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.932410	19.893508	-0.20%	0
2010	17.786839	19.932410	12.06%	0
2009	15.019486	17.786839	18.43%	13,651
2008	20.761269	15.019486	-27.66%	14,627
2007	22.153132	20.761269	-6.28%	20,563
2006	18.896571	22.153132	17.23%	18,623
2005	18.208834	18.896571	3.78%	15,392
2004	16.119499	18.208834	12.96%	12,703
2003	12.651422	16.119499	27.41%	9,816
2002	14.654697	12.651422	-13.67%	5,561
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.100288	12.472250	-4.79%	6,263
2010	12.080182	13.100288	8.44%	5,689
2009*	10.000000	12.080182	20.80%	461
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.377498	15.278847	-0.64%	9,485
2010	12.369464	15.377498	24.32%	7,089
2009	10.013642	12.369464	23.53%	11,973
2008	14.670723	10.013642	-31.74%	14,674
2007	14.947780	14.670723	-1.85%	16,548
2006	13.223234	14.947780	13.04%	22,173
2005	12.480627	13.223234	5.95%	19,938
2004	10.364013	12.480627	20.42%	14,823
2003	7.613403	10.364013	36.13%	11,487
2002*	10.000000	7.613403	-23.87%	1,628
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.550728	11.515259	-0.31%	2,261
2010	10.182340	11.550728	13.44%	2,246
2009	7.705099	10.182340	32.15%	2,259
2008	11.892933	7.705099	-35.21%	2,472
2007	11.168633	11.892933	6.49%	2,476
2006	10.351504	11.168633	7.89%	3,123
2005	10.111287	10.351504	2.38%	4,445
2004	9.635655	10.111287	4.94%	4,352
2003	7.739942	9.635655	24.49%	6,304
2002	11.025487	7.739942	-29.80%	6,369
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156042	13.242551	0.66%	13,945
2010	11.595206	13.156042	13.46%	19,647
2009	9.289668	11.595206	24.82%	25,899
2008	14.958510	9.289668	-37.90%	30,737
2007	14.385200	14.958510	3.99%	30,917
2006	12.605780	14.385200	14.12%	31,127
2005	12.186711	12.605780	3.44%	29,593
2004	11.148445	12.186711	9.31%	27,120
2003	8.790442	11.148445	26.82%	26,161
2002	11.460136	8.790442	-23.30%	17,236

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.580318	15.703984	7.71%	10,670
2010	12.797113	14.580318	13.93%	4,880
2009	10.568422	12.797113	21.09%	4,796
2008	15.183971	10.568422	-30.40%	4,817
2007	14.346155	15.183971	5.84%	4,521
2006	12.465876	14.346155	15.08%	4,756
2005	12.087664	12.465876	3.13%	4,082
2004	11.646776	12.087664	3.79%	3,461
2003	9.728623	11.646776	19.72%	2,716
2002	11.823034	9.728623	-17.71%	1,950
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.329532	16.500735	1.05%	9,941
2010	15.232405	16.329532	7.20%	13,126
2009	12.801405	15.232405	18.99%	15,765
2008	13.975403	12.801405	-8.40%	16,508
2007	13.423384	13.975403	4.11%	18,135
2006	13.044103	13.423384	2.91%	21,823
2005	13.033001	13.044103	0.09%	19,223
2004	12.730457	13.033001	2.38%	17,382
2003	12.313044	12.730457	3.39%	18,958
2002	11.401464	12.313044	8.00%	10,120
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.419590	11.250785	-1.48%	4,299
2010	10.252378	11.419590	11.38%	4,300
2009	8.358168	10.252378	22.66%	3,492
2008	11.291189	8.358168	-25.98%	0
2007	10.519576	11.291189	7.34%	0
2006*	10.000000	10.519576	5.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978165	10.724695	-2.31%	907
2010	9.702572	10.978165	13.15%	909
2009	7.625956	9.702572	27.23%	720
2008	11.471058	7.625956	-33.52%	2,300
2007	10.539579	11.471058	8.84%	727
2006*	10.000000	10.539579	5.40%	675
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.561122	10.153311	-3.86%	7,268
2010	9.214958	10.561122	14.61%	13,181
2009	7.097840	9.214958	29.83%	15,116
2008	11.601646	7.097840	-38.82%	294
2007	10.559747	11.601646	9.87%	24
2006*	10.000000	10.559747	5.60%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.727482	19.939225	-3.80%	0
2010	17.914214	20.727482	15.70%	0
2009	13.365134	17.914214	34.04%	42,910
2008	23.573218	13.365134	-43.30%	39,148
2007	20.305885	23.573218	16.09%	47,461
2006	18.417343	20.305885	10.25%	41,576
2005	15.952706	18.417343	15.45%	32,383
2004	13.999044	15.952706	13.96%	21,735
2003	11.039054	13.999044	26.81%	16,302
2002	12.335838	11.039054	-10.51%	10,319
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439308	9.777986	-6.33%	6,724
2010	8.867305	10.439308	17.73%	7,194
2009	6.081720	8.867305	45.80%	5,267
2008	13.500848	6.081720	-54.95%	3,570
2007	9.383035	13.500848	43.89%	3,842
2006*	10.000000	9.383035	-6.17%	2,225
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.886926	14.834974	-0.35%	29,410
2010	13.092259	14.886926	13.71%	32,721
2009	10.190835	13.092259	28.47%	39,619
2008	18.002932	10.190835	-43.39%	39,255
2007	17.968073	18.002932	0.19%	48,032
2006	15.144659	17.968073	18.64%	41,700
2005	14.493567	15.144659	4.49%	38,503
2004	13.170455	14.493567	10.05%	31,733
2003	10.236736	13.170455	28.66%	23,344
2002	12.483021	10.236736	-17.99%	13,812
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.821719	9.915687	0.96%	0
2010	8.039293	9.821719	22.17%	0
2009	5.583962	8.039293	43.97%	302
2008	12.576778	5.583962	-55.60%	303
2007	10.346265	12.576778	21.56%	512
2006	9.944414	10.346265	4.04%	512
2005	9.245533	9.944414	7.56%	513
2004	8.740750	9.245533	5.78%	514
2003	6.823011	8.740750	28.11%	515
2002	8.844341	6.823011	-22.85%	457
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.993343	12.855879	-1.06%	30,709
2010	10.600829	12.993343	22.57%	26,809
2009	8.372807	10.600829	26.61%	35,083
2008	16.060924	8.372807	-47.87%	35,415
2007	12.813873	16.060924	25.34%	34,797
2006	12.151083	12.813873	5.45%	35,207
2005	11.638000	12.151083	4.41%	36,372
2004	11.407069	11.638000	2.02%	33,029
2003	8.695091	11.407069	31.19%	28,668
2002	12.608518	8.695091	-31.04%	20,977

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.676299	14.043042	2.68%	2,358
2010	12.165048	13.676299	12.42%	2,937
2009	8.563916	12.165048	42.05%	2,986
2008	11.567096	8.563916	-25.96%	3,493
2007	11.405362	11.567096	1.42%	3,546
2006	10.382924	11.405362	9.85%	12,944
2005	10.250064	10.382924	1.30%	13,386
2004	9.477262	10.250064	8.15%	10,578
2003	7.554754	9.477262	25.45%	9,199
2002	7.379494	7.554754	2.37%	5,816
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.607104	11.926319	2.75%	5,011
2010	10.335924	11.607104	12.30%	7,829
2009	7.268321	10.335924	42.21%	6,942
2008	9.806038	7.268321	-25.88%	5,699
2007*	10.000000	9.806038	-1.94%	5,438
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.979067	13.748136	5.93%	14,628
2010	12.199820	12.979067	6.39%	18,615
2009	10.674834	12.199820	14.29%	26,016
2008	11.178437	10.674834	-4.51%	15,300
2007	10.857668	11.178437	2.95%	16,736
2006	10.536126	10.857668	3.05%	10,201
2005	10.446445	10.536126	0.86%	4,884
2004	10.135570	10.446445	3.07%	3,712
2003*	10.000000	10.135570	1.36%	927
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.830540	10.436160	-11.79%	14,019
2010	9.303679	11.830540	27.16%	17,059
2009	6.725459	9.303679	38.34%	13,760
2008	11.253265	6.725459	-40.24%	11,268
2007	9.863182	11.253265	14.09%	14,410
2006*	10.000000	9.863182	-1.37%	13,537
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.132512	12.375401	-18.22%	45
2010	13.555045	15.132512	11.64%	815
2009	10.850910	13.555045	24.92%	832
2008	19.565247	10.850910	-44.54%	832
2007	16.896770	19.565247	15.79%	858
2006	14.499246	16.896770	16.54%	858
2005	12.334722	14.499246	17.55%	927
2004	11.000744	12.334722	12.13%	1,030
2003	7.775040	11.000744	41.49%	1,031
2002	9.879361	7.775040	-21.30%	1,036

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.062151	12.306785	-18.29%	9,081
2010	13.489945	15.062151	11.65%	9,630
2009	10.794322	13.489945	24.97%	13,735
2008	19.467718	10.794322	-44.55%	13,805
2007	16.809880	19.467718	15.81%	12,951
2006	14.424335	16.809880	16.54%	12,249
2005	12.275838	14.424335	17.50%	11,043
2004	10.947388	12.275838	12.13%	9,575
2003	7.734738	10.947388	41.54%	6,210
2002*	10.000000	7.734738	-22.65%	3,482
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.875465	13.396840	-9.94%	1,985
2010	11.906264	14.875465	24.94%	2,724
2009	7.656370	11.906264	55.51%	2,808
2008	15.872344	7.656370	-51.76%	2,915
2007	15.214228	15.872344	4.33%	2,100
2006	13.252038	15.214228	14.81%	1,736
2005	13.078442	13.252038	1.33%	1,352
2004	11.612918	13.078442	12.62%	930
2003	7.448995	11.612918	55.90%	390
2002*	10.000000	7.448995	-25.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.821730	11.958652	1.16%	3,547
2010	10.619457	11.821730	11.32%	5,379
2009	7.926819	10.619457	33.97%	5,675
2008	11.405666	7.926819	-30.50%	5,192
2007	11.126930	11.405666	2.51%	3,292
2006*	10.000000	11.126930	11.27%	1,440
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486815	9.971622	-4.91%	10,859
2010	8.277889	10.486815	26.68%	12,287
2009	6.487052	8.277889	27.61%	5,625
2008	9.802409	6.487052	-33.82%	3,946
2007	10.164026	9.802409	-3.56%	1,725
2006*	10.000000	10.164026	1.64%	803
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255758	9.003906	-2.72%	6,671
2010	8.496860	9.255758	8.93%	2,613
2009	6.602655	8.496860	28.69%	141
2008*	10.000000	6.602655	-33.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.570352	10.450052	-16.87%	72
2010	10.826778	12.570352	16.10%	63
2009	6.347673	10.826778	70.56%	493
2008	13.575240	6.347673	-53.24%	625
2007	10.676971	13.575240	27.15%	825
2006*	10.000000	10.676971	6.77%	450

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.631197	13.830846	-11.52%	0
2010	14.557993	15.631197	7.37%	0
2009	10.728574	14.557993	35.69%	0
2008	18.169582	10.728574	-40.95%	0
2007	15.883636	18.169582	14.39%	0
2006	13.209799	15.883636	20.24%	0
2005	12.101957	13.209799	9.15%	0
2004	10.304201	12.101957	17.45%	0
2003	7.868033	10.304201	30.96%	0
2002*	10.000000	7.868033	-21.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595408	9.350565	-11.75%	367
2010	9.892389	10.595408	7.11%	734
2009	7.297905	9.892389	35.55%	1,207
2008	12.392141	7.297905	-41.11%	1,740
2007	10.865204	12.392141	14.05%	819
2006*	10.000000	10.865204	8.65%	3,430
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.949762	15.628002	-2.02%	13,563
2010	14.113920	15.949762	13.01%	13,393
2009	12.036200	14.113920	17.26%	13,022
2008	11.470459	12.036200	4.93%	8,578
2007	10.456863	11.470459	9.69%	9,661
2006*	10.000000	10.456863	4.57%	1,025
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.287045	8.557335	-16.81%	0
2010	8.999893	10.287045	14.30%	0
2009	7.608140	8.999893	18.29%	0
2008	12.498196	7.608140	-39.13%	0
2007	11.618503	12.498196	7.57%	0
2006*	10.000000	11.618503	16.19%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.460736	8.943015	-5.47%	0
2010	7.711382	9.460736	22.69%	0
2009	5.421591	7.711382	42.23%	0
2008	9.140620	5.421591	-40.69%	0
2007	10.329601	9.140620	-11.51%	0
2006*	10.000000	10.329601	3.30%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.258535	11.196445	-0.55%	0
2010	10.306644	11.258535	9.24%	0
2009	8.303672	10.306644	24.12%	0
2008	11.544721	8.303672	-28.07%	0
2007	11.020304	11.544721	4.76%	0
2006*	10.000000	11.020304	10.20%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.668580	10.082668	-5.49%	0
2010	9.259588	10.668580	15.22%	0
2009	7.046167	9.259588	31.41%	0
2008	11.582675	7.046167	-39.17%	0
2007	11.403056	11.582675	1.58%	0
2006*	10.000000	11.403056	14.03%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.376416	14.199054	-1.23%	0
2010	12.605713	14.376416	14.05%	0
2009	7.385647	12.605713	70.68%	0
2008	10.676057	7.385647	-30.82%	0
2007	10.586683	10.676057	0.84%	0
2006*	10.000000	10.586683	5.87%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.259810	12.497285	-5.75%	0
2010	11.011026	13.259810	20.42%	0
2009	7.147164	11.011026	54.06%	0
2008	11.779101	7.147164	-39.32%	0
2007	10.814274	11.779101	8.92%	0
2006*	10.000000	10.814274	8.14%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.667010	11.577337	-8.60%	0
2010	10.883613	12.667010	16.39%	0
2009	7.653752	10.883613	42.20%	0
2008	10.829314	7.653752	-29.32%	0
2007	10.761427	10.829314	0.63%	0
2006*	10.000000	10.761427	7.61%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.673906	9.370803	-3.13%	0
2010	7.526143	9.673906	28.54%	0
2009	5.634475	7.526143	33.57%	0
2008	10.806233	5.634475	-47.86%	0
2007	10.357726	10.806233	4.33%	0
2006*	10.000000	10.357726	3.58%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.473569	8.955603	-5.47%	0
2010	8.220088	9.473569	15.25%	0
2009	6.242362	8.220088	31.68%	0
2008	10.040272	6.242362	-37.83%	0
2007	10.832470	10.040272	-7.31%	0
2006*	10.000000	10.832470	8.32%	0

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.925222	11.220743	2.70%	0
2010	10.501983	10.925222	4.03%	0
2009	8.325488	10.501983	26.14%	0
2008	11.805376	8.325488	-29.48%	0
2007	10.683050	11.805376	10.51%	0
2006*	10.000000	10.683050	6.83%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.824406	9.074937	-7.63%	0
2010	8.461723	9.824406	16.10%	0
2009	6.511587	8.461723	29.95%	0
2008	11.906931	6.511587	-45.31%	0
2007	12.759106	11.906931	-6.68%	0
2006*	10.000000	12.759106	27.59%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.798634	17.321355	-7.86%	0
2010	16.858284	18.798634	11.51%	0
2009	12.616616	16.858284	33.62%	0
2008	21.419228	12.616616	-41.10%	0
2007	18.898897	21.419228	13.34%	0
2006	14.916325	18.898897	26.70%	0
2005	12.801831	14.916325	16.52%	0
2004	10.448966	12.801831	22.52%	0
2003	8.194331	10.448966	27.51%	0
2002*	10.000000	8.194331	-18.06%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.445457	21.495425	-8.32%	6,326
2010	21.835756	23.445457	7.37%	5,376
2009	17.674192	21.835756	23.55%	1,049
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776182	8.988590	-8.06%	15,072
2010	9.292757	9.776182	5.20%	32,155
2009	6.441522	9.292757	44.26%	22,179
2008	11.707458	6.441522	-44.98%	20,968
2007	8.673028	11.707458	34.99%	14,631
2006	8.044709	8.673028	7.81%	15,514
2005	7.233815	8.044709	11.21%	15,779
2004	6.206483	7.233815	16.55%	14,551
2003	5.224689	6.206483	18.79%	13,997
2002	6.290120	5.224689	-16.94%	13,974

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.036169	4.545048	-9.75%	119
2010	4.097605	5.036169	22.91%	417
2009	2.643381	4.097605	55.01%	462
2008	4.775364	2.643381	-44.65%	464
2007	3.971844	4.775364	20.23%	468
2006	3.728118	3.971844	6.54%	469
2005	3.382577	3.728118	10.22%	610
2004	3.404379	3.382577	-0.64%	656
2003	2.352398	3.404379	44.72%	1,138
2002	4.030994	2.352398	-41.64%	1,145
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.432478	11.653771	-33.15%	696
2010	14.113259	17.432478	23.52%	1,423
2009	7.977040	14.113259	76.92%	1,458
2008	16.901767	7.977040	-52.80%	1,461
2007	13.363752	16.901767	26.47%	1,541
2006	9.224320	13.363752	44.88%	1,802
2005	7.075935	9.224320	30.36%	1,922
2004	6.034263	7.075935	17.26%	2,035
2003	4.539769	6.034263	32.92%	3,411
2002	6.189198	4.539769	-26.65%	3,704
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.473302	14.608992	0.94%	1,010
2010	11.865912	14.473302	21.97%	1,013
2009	9.479322	11.865912	25.18%	1,430
2008	14.364858	9.479322	-34.01%	1,433
2007	14.192075	14.364858	1.22%	2,856
2006	12.293683	14.192075	15.44%	2,925
2005	11.393010	12.293683	7.91%	6,602
2004*	10.000000	11.393010	13.93%	1,184
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.396378	10.223967	-1.66%	3,816
2010	9.461369	10.396378	9.88%	3,783
2009	7.820481	9.461369	20.98%	4,506
2008	11.769084	7.820481	-33.55%	5,086
2007	11.072036	11.769084	6.30%	2,553
2006*	10.000000	11.072036	10.72%	14
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756923	10.439213	-2.95%	4,953
2010*	10.000000	10.756923	7.57%	213

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.964907	7.815169	-1.88%	3,372
2010	6.760382	7.964907	17.82%	4,933
2009	5.126544	6.760382	31.87%	4,911
2008	8.465669	5.126544	-39.44%	5,283
2007	7.168076	8.465669	18.10%	4,966
2006	6.833425	7.168076	4.90%	5,027
2005	6.494037	6.833425	5.23%	5,433
2004	6.077202	6.494037	6.86%	5,973
2003	4.633836	6.077202	31.15%	5,622
2002	6.580071	4.633836	-29.58%	5,409
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.972200	13.894150	-0.56%	24,118
2010	12.463678	13.972200	12.10%	25,877
2009*	10.000000	12.463678	24.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282176	10.253438	-0.28%	2,848
2010	9.290525	10.282176	10.67%	1,416
2009	7.619334	9.290525	21.93%	1,443
2008	10.981885	7.619334	-30.62%	1,472
2007	10.472825	10.981885	4.86%	1,688
2006*	10.000000	10.472825	4.73%	1,681
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990144	11.480144	4.46%	2,131
2010	10.494946	10.990144	4.72%	2,869
2009	9.471637	10.494946	10.80%	3,599
2008	10.636755	9.471637	-10.95%	3,586
2007	10.454871	10.636755	1.74%	169
2006*	10.000000	10.454871	4.55%	130
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.334491	10.156210	-10.40%	6,502
2010	10.307303	11.334491	9.97%	6,628
2009	7.367390	10.307303	39.90%	9,009
2008	12.152287	7.367390	-39.37%	8,306
2007	10.755666	12.152287	12.98%	4,134
2006*	10.000000	10.755666	7.56%	2,140
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.030959	9.446186	-5.83%	9,472
2010	8.589921	10.030959	16.78%	10,054
2009	6.264678	8.589921	37.12%	10,326
2008	11.366340	6.264678	-44.88%	9,324
2007	10.281776	11.366340	10.55%	7,859
2006*	10.000000	10.281776	2.82%	5,742
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.500979	8.211406	-3.41%	1,750
2010	7.753245	8.500979	9.64%	12,111
2009	6.004590	7.753245	29.12%	3,098
2008	9.812784	6.004590	-38.81%	3,090
2007*	10.000000	9.812784	-1.87%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.395585	17.843468	2.57%	189
2010	15.559975	17.395585	11.80%	261
2009	10.787009	15.559975	44.25%	428
2008	15.161801	10.787009	-28.85%	428
2007	14.880516	15.161801	1.89%	966
2006	13.616913	14.880516	9.28%	967
2005	13.461410	13.616913	1.16%	1,146
2004	12.375393	13.461410	8.78%	1,163
2003	10.244088	12.375393	20.81%	1,516
2002	10.044539	10.244088	1.99%	1,188
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.350303	13.692640	2.56%	1,450
2010	11.940929	13.350303	11.80%	1,370
2009	8.273481	11.940929	44.33%	2,166
2008	11.646442	8.273481	-28.96%	2,550
2007	11.426670	11.646442	1.92%	2,215
2006	10.456788	11.426670	9.28%	548
2005*	10.000000	10.456788	4.57%	252
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.873553	7.748625	-12.68%	10,502
2010	7.768792	8.873553	14.22%	11,090
2009	5.140642	7.768792	51.12%	12,862
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.724722	9.302740	-4.34%	1,531
2010	7.964638	9.724722	22.10%	1,563
2009	6.128718	7.964638	29.96%	2,191
2008*	10.000000	6.128718	-38.71%	2,113
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.222635	8.530964	-7.50%	8,609
2010	8.120150	9.222635	13.58%	8,877
2009	6.361474	8.120150	27.65%	987
2008*	10.000000	6.361474	-36.39%	403
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233697	9.975148	-2.53%	0
2010	9.381701	10.233697	9.08%	0
2009	7.924860	9.381701	18.38%	0
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.810720	9.359029	-4.60%	0
2010	8.835230	9.810720	11.04%	0
2009	7.202203	8.835230	22.67%	0
2008*	10.000000	7.202203	-27.98%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.693892	10.714917	0.20%	0
2010	10.134560	10.693892	5.52%	0
2009	9.075933	10.134560	11.66%	0
2008*	10.000000	9.075933	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.022954	9.671916	-3.50%	80
2010	9.108906	10.022954	10.03%	0
2009	7.560267	9.108906	20.48%	0
2008*	10.000000	7.560267	-24.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574904	9.018302	-5.81%	1,406
2010	8.552690	9.574904	11.95%	1,408
2009	6.838895	8.552690	25.06%	28
2008*	10.000000	6.838895	-31.61%	28
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402177	10.249814	-1.46%	78
2010	9.656186	10.402177	7.73%	0
2009	8.305104	9.656186	16.27%	0
2008*	10.000000	8.305104	-16.95%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215326	11.811888	5.32%	149
2010	10.603308	11.215326	5.77%	154
2009	9.865476	10.603308	7.48%	344
2008*	10.000000	9.865476	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.103098	12.681415	4.78%	71
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
2008*	10.000000	9.849433	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.122563	20.034657	-23.31%	0
2010	22.758326	26.122563	14.78%	0
2009	14.104539	22.758326	61.35%	0
2008	33.799667	14.104539	-58.27%	0
2007	23.500696	33.799667	43.82%	0
2006	17.397252	23.500696	35.08%	0
2005	13.275190	17.397252	31.05%	0
2004	11.128016	13.275190	19.30%	0
2003	6.815122	11.128016	63.28%	0
2002	8.137235	6.815122	-16.25%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.761189	22.053362	-23.32%	5,564
2010	25.048732	28.761189	14.82%	6,498
2009	15.507825	25.048732	61.52%	6,017
2008	37.222183	15.507825	-58.34%	5,774
2007	25.885813	37.222183	43.79%	5,701
2006	19.173227	25.885813	35.01%	3,969
2005	14.628417	19.173227	31.07%	2,006
2004	12.261030	14.628417	19.31%	1,193
2003	7.511024	12.261030	63.24%	136
2002*	10.000000	7.511024	-24.89%	32
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.074348	17.034217	5.97%	13,567
2010	15.527093	16.074348	3.52%	15,180
2009	15.304243	15.527093	1.46%	19,630
2008	14.380053	15.304243	6.43%	20,765
2007	13.583305	14.380053	5.87%	22,160
2006	13.303332	13.583305	2.10%	22,855
2005	13.038934	13.303332	2.03%	21,792
2004	12.780385	13.038934	2.02%	19,831
2003	12.681945	12.780385	0.78%	16,761
2002	11.565612	12.681945	9.65%	12,656
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.962338	10.664936	-10.85%	320
2010	10.687119	11.962338	11.93%	0
2009	8.338511	10.687119	28.17%	0
2008	15.645882	8.338511	-46.70%	0
2007	12.455693	15.645882	25.61%	0
2006	9.481057	12.455693	31.37%	0
2005	7.369528	9.481057	28.65%	0
2004	6.531881	7.369528	12.82%	0
2003	4.874649	6.531881	34.00%	0
2002	6.500996	4.874649	-25.02%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.047309	16.981577	-10.85%	6,367
2010	17.019966	19.047309	11.91%	5,085
2009	13.284846	17.019966	28.12%	5,573
2008	24.919078	13.284846	-46.69%	5,160
2007	19.837629	24.919078	25.62%	2,306
2006	15.101683	19.837629	31.36%	1,734
2005	11.741561	15.101683	28.62%	380
2004	10.392529	11.741561	12.98%	216
2003	7.772433	10.392529	33.71%	1
2002*	10.000000	7.772433	-22.28%	1
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.909825	7.671954	-13.89%	72
2010	8.396757	8.909825	6.11%	76
2009	6.608175	8.396757	27.07%	70
2008	11.752968	6.608175	-43.77%	164
2007	10.875421	11.752968	8.07%	9
2006*	10.000000	10.875421	8.75%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.843384	13.139880	-5.08%	43,517
2010	12.223295	13.843384	13.25%	49,029
2009	9.725789	12.223295	25.68%	58,195
2008	15.586769	9.725789	-37.60%	62,390
2007	14.889933	15.586769	4.68%	44,367
2006	12.895102	14.889933	15.47%	27,808
2005	12.092189	12.895102	6.64%	14,156
2004	10.733522	12.092189	12.66%	4,836
2003	8.238400	10.733522	30.29%	3,480
2002*	10.000000	8.238400	-17.62%	1,433
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.527985	12.487474	-0.32%	2,892
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	7,948
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.784205	13.001322	1.70%	1,552
2010	12.219414	12.784205	4.62%	6,516
2009	11.337840	12.219414	7.78%	2,660
2008	12.211001	11.337840	-7.15%	2,655
2007	11.728967	12.211001	4.11%	47
2006	11.181789	11.728967	4.89%	47
2005	10.954966	11.181789	2.07%	44
2004	10.595099	10.954966	3.40%	44
2003	9.938018	10.595099	6.61%	42
2002*	10.000000	9.938018	-0.62%	124
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.573262	13.405294	-1.24%	23,007
2010	12.386263	13.573262	9.58%	27,545
2009	10.523064	12.386263	17.71%	41,333
2008	13.867663	10.523064	-24.12%	59,143
2007	13.285144	13.867663	4.38%	60,546
2006	12.075166	13.285144	10.02%	56,009
2005	11.601416	12.075166	4.08%	52,345
2004	10.720050	11.601416	8.22%	41,379
2003	9.037949	10.720050	18.61%	27,184
2002*	10.000000	9.037949	-9.62%	7,931

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.880562	13.422684	-3.30%	44,657
2010	12.451067	13.880562	11.48%	46,011
2009	10.131069	12.451067	22.90%	55,468
2008	14.945964	10.131069	-32.22%	62,669
2007	14.251945	14.945964	4.87%	54,560
2006	12.593401	14.251945	13.17%	42,996
2005	11.904051	12.593401	5.79%	28,878
2004	10.748772	11.904051	10.75%	12,249
2003	8.590418	10.748772	25.13%	4,592
2002*	10.000000	8.590418	-14.10%	1,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.359130	13.471382	0.84%	4,002
2010	12.460165	13.359130	7.21%	4,440
2009	11.008504	12.460165	13.19%	13,167
2008	13.115336	11.008504	-16.06%	12,549
2007	12.540694	13.115336	4.58%	13,535
2006	11.706575	12.540694	7.13%	15,968
2005	11.339678	11.706575	3.24%	15,294
2004	10.710627	11.339678	5.87%	14,613
2003	9.534557	10.710627	12.33%	914
2002*	10.000000	9.534557	-4.65%	156
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.926167	13.452045	-3.40%	48,412
2010	12.955200	13.926167	7.49%	58,226
2009*	10.000000	12.955200	29.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.960209	26.922495	-3.71%	8,407
2010	22.424067	27.960209	24.69%	9,393
2009	16.596330	22.424067	35.11%	12,081
2008	26.438587	16.596330	-37.23%	15,440
2007	24.880577	26.438587	6.26%	19,361
2006	22.915733	24.880577	8.57%	19,796
2005	20.689986	22.915733	10.76%	16,782
2004	18.094597	20.689986	14.34%	12,762
2003	13.601153	18.094597	33.04%	9,587
2002	16.253946	13.601153	-16.32%	4,952
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.894382	11.752046	-1.20%	17,350
2010	12.038832	11.894382	-1.20%	19,258
2009	12.179942	12.038832	-1.16%	23,104
2008	12.079795	12.179942	0.83%	42,941
2007	11.668105	12.079795	3.53%	36,988
2006	11.297619	11.668105	3.28%	22,588
2005	11.137309	11.297619	1.44%	20,270
2004	11.181852	11.137309	-0.40%	19,504
2003	11.247296	11.181852	-0.58%	15,932
2002	11.247642	11.247296	0.00%	15,671

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.541368	17.250057	4.28%	2,049
2010	15.139348	16.541368	9.26%	3,430
2009	12.319676	15.139348	22.89%	3,431
2008	15.076201	12.319676	-18.28%	3,713
2007	14.585737	15.076201	3.36%	5,936
2006	14.081135	14.585737	3.58%	5,870
2005	13.947624	14.081135	0.96%	5,405
2004	13.251194	13.947624	5.26%	5,360
2003	11.962673	13.251194	10.77%	5,117
2002	11.293959	11.962673	5.92%	4,722
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.189480	13.608556	-10.41%	0
2010	13.469612	15.189480	12.77%	0
2009*	10.000000	13.469612	34.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.252389	8.285313	-10.45%	7,207
2010	8.212008	9.252389	12.67%	8,369
2009	6.091001	8.212008	34.82%	11,722
2008*	10.000000	6.091001	-39.09%	2,277
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.964612	13.231627	-17.12%	6,512
2010	15.227625	15.964612	4.84%	6,369
2009	11.870601	15.227625	28.28%	7,484
2008	22.388260	11.870601	-46.98%	6,947
2007	22.016277	22.388260	1.69%	8,910
2006	18.153613	22.016277	21.28%	4,109
2005	16.397022	18.153613	10.71%	2,544
2004	13.800078	16.397022	18.82%	402
2003*	10.000000	13.800078	38.00%	12
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.238387	8.862484	-4.07%	12,666
2010	8.094976	9.238387	14.12%	13,497
2009	6.313352	8.094976	28.22%	10,347
2008*	10.000000	6.313352	-36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431033	9.705248	-6.96%	0
2010*	10.000000	10.431033	4.31%	172
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.830785	8.193456	-7.22%	0
2010	7.927560	8.830785	11.39%	0
2009	6.297572	7.927560	25.88%	0
2008*	10.000000	6.297572	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.802822	9.275768	-5.38%	21,779
2010	7.823609	9.802822	25.30%	25,536
2009	6.229179	7.823609	25.60%	36,245
2008*	10.000000	6.229179	-37.71%	651

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.213593	9.857019	-3.49%	17,215
2010	8.641112	10.213593	18.20%	17,757
2009	6.703532	8.641112	28.90%	19,036
2008*	10.000000	6.703532	-32.96%	1,508
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.183713	13.922999	-1.84%	5,033
2010	11.443667	14.183713	23.94%	6,129
2009	9.087220	11.443667	25.93%	6,524
2008	17.166371	9.087220	-47.06%	6,668
2007	15.832320	17.166371	8.43%	6,029
2006	15.526190	15.832320	1.97%	5,512
2005	14.537994	15.526190	6.80%	4,869
2004	12.973972	14.537994	12.06%	4,057
2003	9.780139	12.973972	32.66%	3,918
2002	14.838618	9.780139	-34.09%	2,899
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.472819	30.457117	-6.21%	5,206
2010	25.960286	32.472819	25.09%	5,348
2009	20.818097	25.960286	24.70%	5,726
2008	31.056789	20.818097	-32.97%	6,153
2007	33.763890	31.056789	-8.02%	7,011
2006	29.134444	33.763890	15.89%	6,352
2005	28.608182	29.134444	1.84%	5,641
2004	24.685368	28.608182	15.89%	4,292
2003	15.928613	24.685368	54.98%	3,246
2002	22.134881	15.928613	-28.04%	1,637
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.304046	26.410500	-6.69%	6,154
2010	22.859607	28.304046	23.82%	7,444
2009	17.176615	22.859607	33.09%	8,711
2008	28.126986	17.176615	-38.93%	9,021
2007	27.876127	28.126986	0.90%	13,503
2006	25.182239	27.876127	10.70%	11,122
2005	22.692159	25.182239	10.97%	8,676
2004	19.296948	22.692159	17.59%	5,055
2003	13.850506	19.296948	39.32%	2,750
2002	16.957444	13.850506	-18.32%	2,323
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.206686	12.124275	-0.68%	30,285
2010	10.890161	12.206686	12.09%	31,237
2009	8.741250	10.890161	24.58%	33,046
2008	15.138387	8.741250	-42.26%	33,053
2007	14.164409	15.138387	6.88%	29,844
2006	12.616582	14.164409	12.27%	30,885
2005	11.884933	12.616582	6.16%	31,012
2004	10.960481	11.884933	8.43%	28,853
2003	8.699902	10.960481	25.98%	25,169
2002	10.654646	8.699902	-18.35%	20,704

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.312555	9.799163	5.23%	24,283
2010	7.240299	9.312555	28.62%	26,948
2009	5.601154	7.240299	29.26%	38,192
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.562393	10.571451	0.09%	3,757
2010	10.438093	10.562393	1.19%	3,758
2009	9.863610	10.438093	5.82%	3,759
2008*	10.000000	9.863610	-1.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.585442	11.754706	-13.48%	646
2010	12.929827	13.585442	5.07%	664
2009*	10.000000	12.929827	29.30%	1,853
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.295754	11.866032	-3.49%	16,639
2010	10.749552	12.295754	14.38%	17,924
2009	8.463794	10.749552	27.01%	24,760
2008	13.596107	8.463794	-37.75%	25,448
2007	14.074146	13.596107	-3.40%	31,323
2006	12.289836	14.074146	14.52%	27,349
2005	11.931935	12.289836	3.00%	26,106
2004	10.278230	11.931935	16.09%	20,389
2003	7.914998	10.278230	29.86%	16,694
2002	10.702140	7.914998	-26.04%	6,649
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.614801	10.518068	-0.91%	2,786
2010	10.204416	10.614801	4.02%	2,809
2009	9.113768	10.204416	11.97%	2,981
2008	10.655363	9.113768	-14.47%	3,396
2007	10.294293	10.655363	3.51%	1,351
2006	9.998849	10.294293	2.95%	1,107
2005	9.975981	9.998849	0.23%	923
2004	10.019076	9.975981	-0.43%	630
2003*	10.000000	10.019076	0.19%	25
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.289379	8.103255	-2.25%	0
2010	7.014399	8.289379	18.18%	0
2009	5.783597	7.014399	21.28%	0
2008	9.671730	5.783597	-40.20%	0
2007	9.739699	9.671730	-0.70%	0
2006*	10.000000	9.739699	-2.60%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.428283	12.858771	-4.24%	51
2010	11.062852	13.428283	21.38%	53
2009	8.519760	11.062852	29.85%	388
2008	14.240089	8.519760	-40.17%	381
2007	13.394228	14.240089	6.32%	1,313
2006	11.922729	13.394228	12.34%	1,241
2005	11.292761	11.922729	5.58%	466
2004*	10.000000	11.292761	12.93%	363
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.575910	15.212528	-2.33%	0
2010	14.408162	15.575910	8.10%	0
2009	10.090864	14.408162	42.78%	15,307
2008	18.747026	10.090864	-46.17%	15,524
2007	16.623801	18.747026	12.77%	20,996
2006	15.586311	16.623801	6.66%	20,189
2005	15.009784	15.586311	3.84%	19,680
2004	14.206657	15.009784	5.65%	15,875
2003	10.981083	14.206657	29.37%	12,482
2002	15.196200	10.981083	-27.74%	9,306
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.622970	19.597459	-9.37%	13,546
2010	18.870882	21.622970	14.58%	14,638
2009	13.672499	18.870882	38.02%	19,982
2008	23.139603	13.672499	-40.91%	22,089
2007	22.026248	23.139603	5.05%	36,947
2006	18.942389	22.026248	16.28%	31,190
2005	16.767687	18.942389	12.97%	25,893
2004	14.238187	16.767687	17.77%	16,358
2003*	10.000000	14.238187	42.38%	7,667
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.658449	12.376095	-9.39%	1,555
2010	11.921033	13.658449	14.57%	1,558
2009	8.632507	11.921033	38.09%	3,168
2008	14.608429	8.632507	-40.91%	3,223
2007	13.907967	14.608429	5.04%	3,450
2006	11.960386	13.907967	16.28%	3,780
2005	10.590024	11.960386	12.94%	3,910
2004	8.994884	10.590024	17.73%	4,355
2003	6.365520	8.994884	41.31%	5,662
2002	8.274485	6.365520	-23.07%	5,358
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.835976	2.749348	-3.05%	0
2010	2.502869	2.835976	13.31%	0
2009	1.998588	2.502869	25.23%	0
2008	9.583349	1.998588	-79.15%	0
2007*	10.000000	9.583349	-4.17%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.073658	2.965883	-3.51%	0
2010	2.709588	3.073658	13.44%	0
2009	2.188435	2.709588	23.81%	0
2008	10.385859	2.188435	-78.93%	0
2007	10.523389	10.385859	-1.31%	0
2006*	10.000000	10.523389	5.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.775808	13.608873	-1.21%	11,258
2010	12.008692	13.775808	14.72%	12,048
2009	9.474608	12.008692	26.75%	13,435
2008	15.585693	9.474608	-39.21%	14,438
2007	15.107682	15.585693	3.16%	16,675
2006	13.293323	15.107682	13.65%	15,669
2005	12.695602	13.293323	4.71%	13,359
2004	11.739303	12.695602	8.15%	11,474
2003	9.376475	11.739303	25.20%	9,369
2002	11.687410	9.376475	-19.77%	6,675
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921909	9.586203	-3.38%	270
2010	8.137614	9.921909	21.93%	270
2009	6.003438	8.137614	35.55%	1,233
2008	9.773861	6.003438	-38.58%	2,325
2007	10.014381	9.773861	-2.40%	1,763
2006*	10.000000	10.014381	0.14%	1,198
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.443430	14.426823	-0.11%	6,147
2010	11.468790	14.443430	25.94%	6,377
2009	8.753721	11.468790	31.02%	8,087
2008	17.395944	8.753721	-49.68%	8,427
2007	16.559762	17.395944	5.05%	7,391
2006	16.279198	16.559762	1.72%	9,333
2005	14.668150	16.279198	10.98%	8,574
2004	12.394931	14.668150	18.34%	7,051
2003	9.989064	12.394931	24.09%	5,727
2002	14.001802	9.989064	-28.66%	3,153
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.754996	12.591802	7.12%	82
2010	10.878232	11.754996	8.06%	82
2009*	10.000000	10.878232	8.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.387689	11.364804	-0.20%	10,320
2010	10.957755	11.387689	3.92%	3,387
2009*	10.000000	10.957755	9.58%	350

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.714444	14.028147	10.33%	0
2010	11.903332	12.714444	6.81%	0
2009	10.180199	11.903332	16.93%	0
2008	11.082321	10.180199	-8.14%	0
2007	10.138350	11.082321	9.31%	0
2006*	10.000000	10.138350	1.38%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.895086	14.223681	2.36%	0
2010	13.008435	13.895086	6.82%	0
2009	11.546625	13.008435	12.66%	0
2008	11.157043	11.546625	3.49%	0
2007	10.385312	11.157043	7.43%	0
2006*	10.000000	10.385312	3.85%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.010745	0.11%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.709282	11.037460	-13.15%	0
2010	9.897973	12.709282	28.40%	0
2009	6.338874	9.897973	56.15%	0
2008	11.309817	6.338874	-43.95%	0
2007	11.009999	11.309817	2.72%	0
2006*	10.000000	11.009999	10.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551642	11.508013	9.06%	3
2010*	10.000000	10.551642	5.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.041085	11.525043	4.38%	915
2010	10.429972	11.041085	5.86%	906
2009	9.628030	10.429972	8.33%	2,132
2008	10.852448	9.628030	-11.28%	2,988
2007	10.416914	10.852448	4.18%	1,726
2006*	10.000000	10.416914	4.17%	1,257
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.724157	40.951512	5.75%	260
2010	35.714045	38.724157	8.43%	260
2009	27.761196	35.714045	28.65%	421
2008	33.047924	27.761196	-16.00%	421
2007	31.400371	33.047924	5.25%	421
2006	28.681058	31.400371	9.48%	422
2005	25.860301	28.681058	10.91%	422
2004	23.781464	25.860301	8.74%	522
2003	18.824701	23.781464	26.33%	1,029
2002	17.444590	18.824701	7.91%	177

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.640138	12.981000	-4.83%	0
2010	13.063269	13.640138	4.42%	0
2009	9.976561	13.063269	30.94%	0
2008	18.235716	9.976561	-45.29%	0
2007	16.108182	18.235716	13.21%	0
2006	13.028664	16.108182	23.64%	0
2005	11.872350	13.028664	9.74%	0
2004	10.236551	11.872350	15.98%	0
2003	8.131339	10.236551	25.89%	0
2002*	10.000000	8.131339	-18.69%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.437435	39.941803	-26.63%	156
2010	43.438941	54.437435	25.32%	156
2009	20.624175	43.438941	110.62%	156
2008	59.271173	20.624175	-65.20%	156
2007	43.595964	59.271173	35.96%	156
2006	31.631833	43.595964	37.82%	156
2005	24.254218	31.631833	30.42%	156
2004	19.499977	24.254218	24.38%	156
2003	12.800242	19.499977	52.34%	424
2002	13.343009	12.800242	-4.07%	306
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	58.141223	47.994516	-17.45%	0
2010	45.534579	58.141223	27.69%	0
2009	29.255507	45.534579	55.64%	0
2008	54.963626	29.255507	-46.77%	0
2007	38.274579	54.963626	43.60%	8
2006	31.116907	38.274579	23.00%	8
2005	20.764275	31.116907	49.86%	8
2004	16.917457	20.764275	22.74%	8
2003	11.826254	16.917457	43.05%	8
2002	12.319065	11.826254	-4.00%	8
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.402783	15.461387	-5.74%	850
2010	13.095791	16.402783	25.25%	784
2009*	10.000000	13.095791	30.96%	784

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.721219	15.088886	-9.76%	281
2010	13.376095	16.721219	25.01%	281
2009	9.495046	13.376095	40.87%	0
2008	14.965038	9.495046	-36.55%	226
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.776476	14.099100	10.35%	3,564
2010	12.308103	12.776476	3.81%	3,234
2009	11.308735	12.308103	8.84%	6,785
2008	11.636753	11.308735	-2.82%	7,227
2007	10.763004	11.636753	8.12%	0
2006	10.728572	10.763004	0.32%	4,713
2005	10.696844	10.728572	0.30%	4,710
2004	10.237378	10.696844	4.49%	3,653
2003*	10.000000	10.237378	2.37%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.145746	13.385756	1.83%	1,127
2010	11.662225	13.145746	12.72%	1,126
2009	10.000143	11.662225	16.62%	2,986
2008	15.481418	10.000143	-35.41%	3,336
2007	15.689047	15.481418	-1.32%	0
2006	13.568544	15.689047	15.63%	4,574
2005	13.131678	13.568544	3.33%	3,652
2004	11.768787	13.131678	11.58%	1,478
2003	9.213262	11.768787	27.74%	1,535
2002	11.571520	9.213262	-20.38%	1,292
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.429237	12.533235	-13.14%	0
2010	12.897322	14.429237	11.88%	0
2009	9.763830	12.897322	32.09%	0
2008	17.920014	9.763830	-45.51%	64
2007	15.372314	17.920014	16.57%	0
2006	12.450501	15.372314	23.47%	64
2005	11.132159	12.450501	11.84%	205
2004	9.809129	11.132159	13.49%	206
2003	7.977821	9.809129	22.95%	255
2002	10.145818	7.977821	-21.37%	257
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.045576	11.812813	-1.93%	1,185
2010	10.228588	12.045576	17.76%	1,287
2009	7.971125	10.228588	28.32%	1,644
2008	10.670055	7.971125	-25.29%	1,898
2007	11.060864	10.670055	-3.53%	0
2006*	10.000000	11.060864	10.61%	1,117

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.808392	19.759744	-0.25%	0
2010	17.685118	19.808392	12.01%	0
2009	14.941148	17.685118	18.37%	5,363
2008	20.663458	14.941148	-27.69%	5,947
2007	22.059989	20.663458	-6.33%	7,366
2006	18.826617	22.059989	17.17%	7,100
2005	18.150582	18.826617	3.72%	6,765
2004	16.076066	18.150582	12.90%	4,461
2003	12.623723	16.076066	27.35%	2,488
2002	14.630021	12.623723	-13.71%	2,157
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.089237	12.455436	-4.84%	254
2010	12.076097	13.089237	8.39%	59
2009*	10.000000	12.076097	20.76%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.310131	15.204228	-0.69%	4,954
2010	12.321501	15.310131	24.26%	4,719
2009	9.979863	12.321501	23.46%	5,719
2008	14.628661	9.979863	-31.78%	4,290
2007	14.912520	14.628661	-1.90%	0
2006	13.198697	14.912520	12.98%	2,807
2005	12.463747	13.198697	5.90%	1,673
2004	10.355238	12.463747	20.36%	130
2003	7.610820	10.355238	36.06%	71
2002*	10.000000	7.610820	-23.89%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478851	11.437824	-0.36%	1,388
2010	10.124093	11.478851	13.38%	3,067
2009	7.664898	10.124093	32.08%	3,794
2008	11.836884	7.664898	-35.25%	3,998
2007	11.121665	11.836884	6.43%	0
2006	10.313177	11.121665	7.84%	4,998
2005	10.078937	10.313177	2.32%	4,046
2004	9.609681	10.078937	4.88%	3,461
2003	7.722981	9.609681	24.43%	3,169
2002	11.006915	7.722981	-29.84%	3,044
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.074179	13.153502	0.61%	47,534
2010	11.528882	13.074179	13.40%	53,458
2009	9.241214	11.528882	24.76%	50,843
2008	14.888051	9.241214	-37.93%	48,183
2007	14.324729	14.888051	3.93%	187
2006	12.559128	14.324729	14.06%	34,529
2005	12.147726	12.559128	3.39%	34,055
2004	11.118412	12.147726	9.26%	27,379
2003	8.771190	11.118412	26.76%	19,565
2002	11.440825	8.771190	-23.33%	7,448

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.489599	15.598402	7.65%	1,423
2010	12.723920	14.489599	13.88%	1,339
2009	10.513296	12.723920	21.03%	2,111
2008	15.112442	10.513296	-30.43%	1,793
2007	14.285838	15.112442	5.79%	9,309
2006	12.419725	14.285838	15.03%	1,446
2005	12.049000	12.419725	3.08%	2,444
2004	11.615394	12.049000	3.73%	1,929
2003	9.707308	11.615394	19.66%	832
2002	11.803122	9.707308	-17.76%	668
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.233427	16.395358	1.00%	5,444
2010	15.150425	16.233427	7.15%	6,178
2009	12.738951	15.150425	18.93%	6,114
2008	13.914256	12.738951	-8.45%	6,666
2007	13.371467	13.914256	4.06%	17,658
2006	13.000205	13.371467	2.86%	9,396
2005	12.995693	13.000205	0.03%	7,274
2004	12.700446	12.995693	2.32%	5,854
2003	12.290233	12.700446	3.34%	4,933
2002	11.386105	12.290233	7.94%	2,887
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.392659	11.218584	-1.53%	0
2010	10.233376	11.392659	11.33%	0
2009	8.346893	10.233376	22.60%	0
2008	11.281660	8.346893	-26.01%	802
2007	10.516049	11.281660	7.28%	10,873
2006*	10.000000	10.516049	5.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.952229	10.693965	-2.36%	1,236
2010	9.684552	10.952229	13.09%	1,747
2009	7.615645	9.684552	27.17%	3,386
2008	11.461372	7.615645	-33.55%	5,749
2007	10.536046	11.461372	8.78%	2,861
2006*	10.000000	10.536046	5.36%	4,027
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.536181	10.124218	-3.91%	6,142
2010	9.197845	10.536181	14.55%	5,822
2009	7.088246	9.197845	29.76%	4,814
2008	11.591849	7.088246	-38.85%	4,184
2007	10.556199	11.591849	9.81%	0
2006*	10.000000	10.556199	5.56%	110

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.598557	19.805183	-3.85%	0
2010	17.811784	20.598557	15.65%	0
2009	13.295440	17.811784	33.97%	41,761
2008	23.462203	13.295440	-43.33%	43,212
2007	20.220546	23.462203	16.03%	37,428
2006	18.349198	20.220546	10.20%	22,830
2005	15.901687	18.349198	15.39%	9,484
2004	13.961332	15.901687	13.90%	5,885
2003	11.014882	13.961332	26.75%	4,658
2002	12.315058	11.014882	-10.56%	3,625
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.414615	9.749927	-6.38%	0
2010	8.850802	10.414615	17.67%	0
2009	6.073480	8.850802	45.73%	0
2008	13.489422	6.073480	-54.98%	0
2007	9.379869	13.489422	43.81%	0
2006*	10.000000	9.379869	-6.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.137015	16.043285	-6.38%	3,201
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.794276	14.735197	-0.40%	4,947
2010	13.017361	14.794276	13.65%	5,030
2009	10.137667	13.017361	28.41%	6,632
2008	17.918117	10.137667	-43.42%	7,376
2007	17.892525	17.918117	0.14%	0
2006	15.088589	17.892525	18.58%	7,147
2005	14.447194	15.088589	4.44%	5,841
2004	13.134952	14.447194	9.99%	5,586
2003	10.214304	13.134952	28.59%	2,858
2002	12.462000	10.214304	-18.04%	1,738
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.760574	9.848970	0.91%	0
2010	7.993274	9.760574	22.11%	0
2009	5.554807	7.993274	43.90%	452
2008	12.517484	5.554807	-55.62%	457
2007	10.302731	12.517484	21.50%	0
2006	9.907573	10.302731	3.99%	451
2005	9.215932	9.907573	7.50%	776
2004	8.717183	9.215932	5.72%	779
2003	6.808058	8.717183	28.04%	851
2002	8.829438	6.808058	-22.89%	852

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912423	12.769356	-1.11%	4,987
2010	10.540147	12.912423	22.51%	4,854
2009	8.329103	10.540147	26.55%	5,094
2008	15.985215	8.329103	-47.89%	6,181
2007	12.759957	15.985215	25.28%	0
2006	12.106070	12.759957	5.40%	7,146
2005	11.600743	12.106070	4.36%	7,019
2004	11.376316	11.600743	1.97%	5,866
2003	8.676036	11.376316	31.12%	3,262
2002	12.587267	8.676036	-31.07%	7,401
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.591116	13.948535	2.63%	1,877
2010	12.095392	13.591116	12.37%	1,918
2009	8.519187	12.095392	41.98%	5,140
2008	11.512518	8.519187	-26.00%	5,141
2007	11.357330	11.512518	1.37%	0
2006	10.344409	11.357330	9.79%	7,688
2005	10.217205	10.344409	1.24%	7,046
2004	9.451656	10.217205	8.10%	5,303
2003	7.538157	9.451656	25.38%	2,049
2002	7.367024	7.538157	2.32%	4,491
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.585583	11.898203	2.70%	1,391
2010	10.321979	11.585583	12.24%	1,186
2009	7.262190	10.321979	42.13%	975
2008	9.802731	7.262190	-25.92%	741
2007*	10.000000	9.802731	-1.97%	509
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.928768	13.687953	5.87%	5,863
2010	12.158698	12.928768	6.33%	5,636
2009	10.644234	12.158698	14.23%	9,770
2008	11.152038	10.644234	-4.55%	10,668
2007	10.837555	11.152038	2.90%	0
2006	10.521925	10.837555	3.00%	7,408
2005	10.437626	10.521925	0.81%	7,586
2004	10.132142	10.437626	3.01%	2,930
2003*	10.000000	10.132142	1.32%	329
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.802633	10.406269	-11.83%	7,160
2010	9.286425	11.802633	27.10%	7,485
2009	6.716375	9.286425	38.27%	6,830
2008	11.243766	6.716375	-40.27%	7,272
2007	9.859873	11.243766	14.04%	0
2006*	10.000000	9.859873	-1.40%	4,536

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.038362	12.292184	-18.26%	21
2010	13.477523	15.038362	11.58%	21
2009	10.794322	13.477523	24.86%	154
2008	19.473097	10.794322	-44.57%	155
2007	16.825747	19.473097	15.73%	315
2006	14.445584	16.825747	16.48%	315
2005	12.295261	14.445584	17.49%	316
2004	10.971102	12.295261	12.07%	316
2003	7.757996	10.971102	41.42%	317
2002	9.862700	7.757996	-21.34%	318
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.996170	12.246683	-18.33%	6,913
2010	13.437646	14.996170	11.60%	6,449
2009	10.757924	13.437646	24.91%	7,071
2008	19.411921	10.757924	-44.58%	7,215
2007	16.770243	19.411921	15.75%	6,231
2006	14.397587	16.770243	16.48%	4,565
2005	12.259263	14.397587	17.44%	1,834
2004	10.938143	12.259263	12.08%	602
2003	7.732121	10.938143	41.46%	266
2002*	10.000000	7.732121	-22.68%	83
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.810348	13.331454	-9.99%	881
2010	11.860125	14.810348	24.88%	855
2009	7.630562	11.860125	55.43%	1,157
2008	15.826899	7.630562	-51.79%	1,144
2007	15.178387	15.826899	4.27%	0
2006	13.227488	15.178387	14.75%	3,688
2005	13.060805	13.227488	1.28%	781
2004	11.603120	13.060805	12.56%	199
2003	7.446470	11.603120	55.82%	45
2002*	10.000000	7.446470	-25.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.793823	11.924398	1.11%	1,422
2010	10.599753	11.793823	11.27%	1,116
2009	7.916115	10.599753	33.90%	950
2008	11.396036	7.916115	-30.54%	977
2007	11.123200	11.396036	2.45%	0
2006*	10.000000	11.123200	11.23%	114
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.674194	15.847002	-4.96%	794
2010	13.168615	16.674194	26.62%	817
2009	10.324935	13.168615	27.54%	1,480
2008	15.609664	10.324935	-33.86%	585
2007	16.193756	15.609664	-3.61%	0
2006	14.017788	16.193756	15.52%	127

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.243283	8.987230	-2.77%	731
2010	8.489692	9.243283	8.88%	486
2009	6.600419	8.489692	28.62%	34
2008*	10.000000	6.600419	-34.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.540702	10.420130	-16.91%	0
2010	10.806703	12.540702	16.05%	0
2009	6.339102	10.806703	70.48%	0
2008	13.563790	6.339102	-53.26%	0
2007	10.673390	13.563790	27.08%	0
2006*	10.000000	10.673390	6.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.883736	15.690589	-16.91%	282
2010	16.272686	18.883736	16.05%	84
2009	9.545392	16.272686	70.48%	215
2008	20.424312	9.545392	-53.26%	396
2007	16.071961	20.424312	27.08%	94
2006	12.698125	16.071961	26.57%	18
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.562745	13.763312	-11.56%	0
2010	14.501577	15.562745	7.32%	0
2009	10.692415	14.501577	35.62%	0
2008	18.117537	10.692415	-40.98%	0
2007	15.846198	18.117537	14.33%	0
2006	13.185313	15.846198	20.18%	0
2005	12.085622	13.185313	9.10%	0
2004	10.295503	12.085622	17.39%	0
2003	7.865374	10.295503	30.90%	0
2002*	10.000000	7.865374	-21.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570404	9.323781	-11.79%	0
2010	9.874029	10.570404	7.05%	0
2009	7.288044	9.874029	35.48%	0
2008	12.381680	7.288044	-41.14%	0
2007	10.861562	12.381680	14.00%	0
2006*	10.000000	10.861562	8.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.442913	12.739584	-11.79%	445
2010	13.491423	14.442913	7.05%	350
2009	9.958058	13.491423	35.48%	229
2008	16.917785	9.958058	-41.14%	1,994
2007	14.840751	16.917785	14.00%	0
2006	12.372710	14.840751	19.95%	30

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.912142	15.583275	-2.07%	0
2010	14.087751	15.912142	12.95%	0
2009	12.019967	14.087751	17.20%	0
2008	11.460777	12.019967	4.88%	0
2007	10.453347	11.460777	9.64%	0
2006	9.799086	10.453347	4.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.622077	16.278530	-2.07%	3,116
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.263320	8.533280	-16.86%	0
2010	8.983675	10.263320	14.24%	0
2009	7.598272	8.983675	18.23%	0
2008	12.488321	7.598272	-39.16%	0
2007	11.615234	12.488321	7.52%	0
2006*	10.000000	11.615234	16.15%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.438912	8.917877	-5.52%	0
2010	7.697481	9.438912	22.62%	0
2009	5.414553	7.697481	42.16%	0
2008	9.133395	5.414553	-40.72%	0
2007	10.326692	9.133395	-11.56%	0
2006*	10.000000	10.326692	3.27%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.232553	11.164969	-0.60%	0
2010	10.288057	11.232553	9.18%	0
2009	8.292904	10.288057	24.06%	0
2008	11.535600	8.292904	-28.11%	0
2007	11.017210	11.535600	4.71%	5,680
2006*	10.000000	11.017210	10.17%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.643943	10.054309	-5.54%	0
2010	9.242888	10.643943	15.16%	0
2009	7.037023	9.242888	31.35%	0
2008	11.573519	7.037023	-39.20%	0
2007	11.399845	11.573519	1.52%	0
2006*	10.000000	11.399845	14.00%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.343278	14.159160	-1.28%	0
2010	12.583027	14.343278	13.99%	0
2009	7.376075	12.583027	70.59%	0
2008	10.667618	7.376075	-30.86%	0
2007	10.583702	10.667618	0.79%	1,470
2006*	10.000000	10.583702	5.84%	0

Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.229193	12.462134	-5.80%	0
2010	10.991151	13.229193	20.36%	0
2009	7.137877	10.991151	53.98%	0
2008	11.769787	7.137877	-39.35%	0
2007	10.811230	11.769787	8.87%	0
2006*	10.000000	10.811230	8.11%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.637767	11.544768	-8.65%	0
2010	10.863984	12.637767	16.33%	0
2009	7.643819	10.863984	42.13%	0
2008	10.820751	7.643819	-29.36%	0
2007	10.758396	10.820751	0.58%	0
2006*	10.000000	10.758396	7.58%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.651579	9.344454	-3.18%	0
2010	7.512565	9.651579	28.47%	0
2009	5.627160	7.512565	33.51%	0
2008	10.797685	5.627160	-47.89%	0
2007	10.354803	10.797685	4.28%	1,516
2006*	10.000000	10.354803	3.55%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451690	8.930402	-5.52%	0
2010	8.205251	9.451690	15.19%	0
2009	6.234253	8.205251	31.62%	0
2008	10.032335	6.234253	-37.86%	0
2007	10.829422	10.032335	-7.36%	0
2006*	10.000000	10.829422	8.29%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900007	11.189179	2.65%	0
2010	10.483045	10.900007	3.98%	0
2009	8.314688	10.483045	26.08%	0
2008	11.796042	8.314688	-29.51%	0
2007	10.680037	11.796042	10.45%	0
2006*	10.000000	10.680037	6.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.801736	9.049422	-7.68%	0
2010	8.446471	9.801736	16.05%	0
2009	6.503145	8.446471	29.88%	0
2008	11.897525	6.503145	-45.34%	0
2007	12.755518	11.897525	-6.73%	163
2006*	10.000000	12.755518	27.56%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.716336	17.236811	-7.90%	0
2010	16.792972	18.716336	11.45%	0
2009	12.574092	16.792972	33.55%	0
2008	21.357862	12.574092	-41.13%	0
2007	18.854342	21.357862	13.28%	0
2006	14.888679	18.854342	26.64%	0
2005	12.784541	14.888679	16.46%	0
2004	10.440136	12.784541	22.46%	0
2003	8.191550	10.440136	27.45%	0
2002*	10.000000	8.191550	-18.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.326248	21.375327	-8.36%	7,234
2010	21.735727	23.326248	7.32%	7,067
2009	17.602129	21.735727	23.48%	5,121
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.722280	8.934517	-8.10%	8,127
2010	9.246199	9.722280	5.15%	9,090
2009	6.412493	9.246199	44.19%	8,903
2008	11.660629	6.412493	-45.01%	9,254
2007	8.642729	11.660629	34.92%	2,849
2006	8.020653	8.642729	7.76%	6,386
2005	7.215824	8.020653	11.15%	4,475
2004	6.194175	7.215824	16.49%	4,919
2003	5.216955	6.194175	18.73%	3,336
2002	6.283990	5.216955	-16.98%	1,954
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.008333	4.517653	-9.80%	565
2010	4.077032	5.008333	23.46%	832
2009	2.631430	4.077032	54.94%	587
2008	4.756180	2.631430	-44.67%	588
2007	3.957908	4.756180	20.17%	589
2006	3.716911	3.957908	44.80%	2,280
2005	3.374104	3.716911	10.16%	893
2004	3.397584	3.374104	-0.69%	896
2003	2.348897	3.397584	44.65%	899
2002	4.027049	2.348897	-41.67%	902
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.336409	11.583679	-33.18%	768
2010	14.042580	17.336409	23.46%	832
2009	7.941109	14.042580	76.83%	1,202
2008	16.834173	7.941109	-52.83%	1,423
2007	13.317081	16.834173	44.80%	2,280
2006	9.196737	13.317081	45.15%	2,280
2005	7.058336	9.196737	30.30%	2,810
2004	6.022291	7.058336	17.20%	3,172
2003	4.533041	6.022291	32.85%	3,291
2002	6.183160	4.533041	-26.69%	3,518

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.424564	14.552443	0.89%	1,743
2010	11.831936	14.424564	21.91%	546
2009	9.456972	11.831936	25.11%	546
2008	14.338267	9.456972	-34.04%	546
2007	14.173021	14.338267	1.17%	543
2006	12.283381	14.173021	15.38%	547
2005	11.389202	12.283381	7.85%	2,368
2004*	10.000000	11.389202	13.89%	683
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.293898	14.049748	-1.71%	3,551
2010	13.014934	14.293898	9.83%	3,360
2009	10.763214	13.014934	20.92%	4,342
2008	16.205840	10.763214	-33.58%	2,978
2007	15.253770	16.205840	6.24%	0
2006	12.817901	15.253770	19.00%	29
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.753310	10.430445	-3.00%	1,301
2010*	10.000000	10.753310	7.53%	70
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.915339	7.762626	-1.93%	1,538
2010	6.721715	7.915339	17.76%	1,354
2009	5.099795	6.721715	31.80%	1,356
2008	8.425771	5.099795	-39.47%	1,359
2007	7.137919	8.425771	18.04%	1,362
2006	6.808112	7.137919	4.84%	2,913
2005	6.473239	6.808112	5.17%	3,054
2004	6.060807	6.473239	6.80%	1,554
2003	4.623680	6.060807	31.08%	1,695
2002	6.568981	4.623680	-29.61%	1,092
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.960429	13.875428	-0.61%	6,766
2010	12.459482	13.960429	12.05%	7,725
2009*	10.000000	12.459482	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.257868	10.224031	-0.33%	3,778
2010	9.273251	10.257868	10.62%	3,832
2009	7.609027	9.273251	21.87%	3,506
2008	10.972607	7.609027	-30.65%	3,512
2007	10.469308	10.972607	4.81%	0
2006*	10.000000	10.469308	4.69%	206
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.964216	11.447284	4.41%	2,693
2010	10.475482	10.964216	4.67%	2,601
2009	9.458857	10.475482	10.75%	2,163
2008	10.627782	9.458857	-11.00%	2,508
2007	10.451366	10.627782	1.69%	34
2006*	10.000000	10.451366	4.51%	1,155

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.307734	10.127105	-10.44%	5,992
2010	10.288170	11.307734	9.91%	6,668
2009	7.357433	10.288170	39.83%	6,536
2008	12.142021	7.357433	-39.41%	7,062
2007	10.752059	12.142021	12.93%	145
2006*	10.000000	10.752059	7.52%	1,104
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.007247	9.419098	-5.88%	51,921
2010	8.573945	10.007247	16.72%	54,681
2009	6.256195	8.573945	37.05%	49,230
2008	11.356722	6.256195	-44.91%	50,750
2007	10.278312	11.356722	10.49%	5,412
2006*	10.000000	10.278312	2.78%	16,623
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.485198	8.192020	-3.46%	1,250
2010	7.742763	8.485198	9.59%	747
2009	5.999507	7.742763	29.06%	265
2008	9.809470	5.999507	-38.84%	87
2007*	10.000000	9.809470	-1.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.287312	17.723460	2.52%	263
2010	15.470945	17.287312	11.74%	263
2009	10.730712	15.470945	44.17%	263
2008	15.090339	10.730712	-28.89%	264
2007	14.817911	15.090339	1.84%	276
2006	13.566462	14.817911	9.22%	411
2005	13.418308	13.566462	1.10%	421
2004	12.342012	13.418308	8.72%	360
2003	10.221629	12.342012	20.74%	106
2002	10.027593	10.221629	1.94%	48
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.312097	13.646569	2.51%	1,601
2010	11.912792	13.312097	11.75%	1,564
2009	8.258152	11.912792	44.25%	2,436
2008	11.630759	8.258152	-29.00%	3,152
2007	11.417078	11.630759	1.87%	0
2006	10.453271	11.417078	9.22%	1,482
2005*	10.000000	10.453271	4.53%	754
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.861580	7.734260	-12.72%	26,298
2010	7.762224	8.861580	14.16%	32,917
2009	5.138900	7.762224	51.05%	31,757
2008*	10.000000	5.138900	-48.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711597	9.285484	-4.39%	715
2010	7.957915	9.711597	22.04%	807
2009	6.126637	7.957915	29.89%	3,068
2008*	10.000000	6.126637	-38.73%	3,289

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	0
2009	7.922177	9.373787	18.32%	0
2008*	10.000000	7.922177	-20.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	0
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.679483	10.695079	0.15%	1,680
2010	10.126015	10.679483	5.47%	205
2009	9.072864	10.126015	11.61%	146
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.009410	9.653974	-3.55%	1,993
2010	9.101202	10.009410	9.98%	1,874
2009	7.557700	9.101202	20.42%	13,667
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388154	10.230827	-1.51%	98
2010	9.648048	10.388154	7.67%	88
2009	8.302301	9.648048	16.21%	74
2008*	10.000000	8.302301	-16.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.200187	11.789974	5.27%	348
2010	10.594362	11.200187	5.72%	248
2009	9.862143	10.594362	7.42%	312
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086780	12.657925	4.73%	0
2010	11.321157	12.086780	6.76%	0
2009	9.846106	11.321157	14.98%	0
2008*	10.000000	9.846106	-1.54%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.987329	19.920861	-23.34%	29
2010	22.651951	25.987329	14.72%	29
2009	14.045719	22.651951	61.27%	29
2008	33.675844	14.045719	-58.29%	29
2007	23.426504	33.675844	43.75%	29
2006	17.351085	23.426504	35.01%	29
2005	13.246644	17.351085	30.98%	48
2004	11.109704	13.246644	19.23%	48
2003	6.807349	11.109704	63.20%	48
2002	8.132085	6.807349	-16.29%	48
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.635227	21.945666	-23.36%	3,525
2010	24.951644	28.635227	14.76%	3,336
2009	15.455536	24.951644	61.44%	4,110
2008	37.115561	15.455536	-58.36%	3,546
2007	25.824796	37.115561	43.72%	3,130
2006	19.137690	25.824796	34.94%	2,810
2005	14.608663	19.137690	31.00%	2,299
2004	12.250675	14.608663	19.25%	718
2003	7.508471	12.250675	63.16%	253
2002*	10.000000	7.508471	-24.92%	88
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.974347	16.919707	5.92%	6,853
2010	15.438298	15.974347	3.47%	7,269
2009	15.224418	15.438298	1.40%	9,977
2008	14.312279	15.224418	6.37%	8,358
2007	13.526164	14.312279	5.81%	0
2006	13.254058	13.526164	2.05%	9,092
2005	12.997203	13.254058	1.98%	8,218
2004	12.745923	12.997203	1.97%	6,306
2003	12.654152	12.745923	0.73%	5,684
2002	11.546116	12.654152	9.60%	6,260
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.900361	10.604322	-10.89%	165
2010	10.637128	11.900361	11.88%	76
2009	8.303713	10.637128	28.10%	76
2008	15.588521	8.303713	-46.73%	76
2007	12.416347	15.588521	25.55%	0
2006	9.455883	12.416347	31.31%	77
2005	7.353676	9.455883	28.59%	77
2004	6.521138	7.353676	12.77%	77
2003	4.869101	6.521138	33.93%	77
2002	6.496891	4.869101	-25.05%	78

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.963951	16.898719	-10.89%	4,398
2010	16.954039	18.963951	11.86%	4,603
2009	13.240088	16.954039	28.05%	4,385
2008	24.847742	13.240088	-46.72%	2,044
2007	19.790909	24.847742	25.55%	1,288
2006	15.073720	19.790909	31.29%	1,140
2005	11.725727	15.073720	28.55%	1,169
2004	10.383768	11.725727	12.92%	104
2003	7.769802	10.383768	33.64%	96
2002*	10.000000	7.769802	-22.30%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.888768	7.649968	-13.94%	1,398
2010	8.381156	8.888768	6.06%	1,322
2009	6.599237	8.381156	27.00%	1,197
2008	11.743033	6.599237	-43.80%	1,117
2007	10.871766	11.743033	8.01%	7,007
2006*	10.000000	10.871766	8.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.780903	13.073974	-5.13%	11,076
2010	12.174286	13.780903	13.20%	10,302
2009	9.691703	12.174286	25.62%	11,754
2008	15.540025	9.691703	-37.63%	10,799
2007	14.852830	15.540025	4.63%	187
2006	12.869465	14.852830	15.41%	11,052
2005	12.074239	12.869465	6.59%	9,296
2004	10.723013	12.074239	12.60%	1,920
2003	8.234496	10.723013	30.22%	414
2002*	10.000000	8.234496	-17.66%	122
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.389091	13.098350	-2.17%	420
2010	12.102502	13.389091	10.63%	353
2009*	10.000000	12.102502	21.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.726522	12.936126	1.65%	1,551
2010	12.170443	12.726522	4.57%	1,412
2009	11.298120	12.170443	7.72%	1,338
2008	12.174397	11.298120	-7.20%	1,790
2007	11.699753	12.174397	4.06%	4,817
2006	11.159571	11.699753	4.84%	2,281
2005	10.938716	11.159571	2.02%	285
2004	10.584735	10.938716	3.34%	0
2003	9.933326	10.584735	6.56%	0
2002*	10.000000	9.933326	-0.67%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.512010	13.338062	-1.29%	15,206
2010	12.336608	13.512010	9.53%	17,700
2009	10.486186	12.336608	17.65%	18,639
2008	13.826087	10.486186	-24.16%	18,548
2007	13.252053	13.826087	4.33%	0
2006	12.051166	13.252053	9.96%	17,680
2005	11.584213	12.051166	4.03%	20,693
2004	10.709575	11.584213	8.17%	1,400
2003	9.033690	10.709575	18.55%	604
2002*	10.000000	9.033690	-9.66%	1,525
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.817929	13.355371	-3.35%	39,154
2010	12.401149	13.817929	11.42%	45,470
2009	10.095565	12.401149	22.84%	33,167
2008	14.901132	10.095565	-32.25%	36,986
2007	14.216422	14.901132	4.82%	3,798
2006	12.568358	14.216422	13.11%	24,663
2005	11.886380	12.568358	5.74%	18,060
2004	10.738253	11.886380	10.69%	3,549
2003	8.586354	10.738253	25.06%	1,856
2002*	10.000000	8.586354	-14.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298880	13.403862	0.79%	4,929
2010	12.410250	13.298880	7.16%	5,033
2009	10.969951	12.410250	13.13%	5,049
2008	13.076032	10.969951	-16.11%	5,238
2007	12.509474	13.076032	4.53%	0
2006	11.683322	12.509474	7.07%	5,755
2005	11.322864	11.683322	3.18%	5,935
2004	10.700165	11.322864	5.82%	2,208
2003	9.530058	10.700165	12.28%	416
2002*	10.000000	9.530058	-4.70%	179
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.914433	13.433936	-3.45%	56,600
2010	12.950830	13.914433	7.44%	60,654
2009*	10.000000	12.950830	29.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.786191	26.741414	-3.76%	3,973
2010	22.295780	27.786191	24.63%	4,365
2009	16.509748	22.295780	35.05%	5,273
2008	26.314008	16.509748	-37.26%	4,844
2007	24.775941	26.314008	6.21%	4,426
2006	22.830881	24.775941	8.52%	5,229
2005	20.623786	22.830881	10.70%	3,149
2004	18.045837	20.623786	14.29%	1,843
2003	13.571367	18.045837	32.97%	1,303
2002	16.226571	13.571367	-16.36%	901

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.820354	11.673013	-1.25%	8,797
2010	11.969960	11.820354	-1.25%	11,464
2009	12.116391	11.969960	-1.21%	14,153
2008	12.022852	12.116391	0.78%	24,153
2007	11.619013	12.022852	3.48%	0
2006	11.255765	11.619013	3.23%	7,016
2005	11.101653	11.255765	1.39%	6,033
2004	11.151696	11.101653	-0.45%	3,589
2003	11.222643	11.151696	-0.63%	4,262
2002	11.228670	11.222643	-0.05%	3,938
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.438470	17.134094	4.23%	1,831
2010	15.052787	16.438470	9.21%	2,239
2009	12.255431	15.052787	22.83%	5,988
2008	15.005176	12.255431	-18.33%	6,645
2007	14.524404	15.005176	3.31%	0
2006	14.029010	14.524404	3.53%	6,233
2005	13.903003	14.029010	0.91%	6,410
2004	13.215501	13.903003	5.20%	5,696
2003	11.936481	13.215501	10.72%	2,305
2002	11.274938	11.936481	5.87%	2,321
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.176699	13.590227	-10.45%	0
2010	13.465073	15.176699	12.71%	0
2009*	10.000000	13.465073	34.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.239879	8.269930	-10.50%	6,369
2010	8.205050	9.239879	12.61%	5,705
2009	6.088932	8.205050	34.75%	7,647
2008*	10.000000	6.088932	-39.11%	3,500
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.902767	13.173704	-17.16%	1,931
2010	15.176301	15.902767	4.79%	2,296
2009	11.836579	15.176301	28.22%	2,759
2008	22.335425	11.836579	-47.01%	3,562
2007	21.975505	22.335425	1.64%	3,929
2006	18.129148	21.975505	21.22%	1,920
2005	16.383193	18.129148	10.66%	1,713
2004	13.795416	16.383193	18.76%	145
2003*	10.000000	13.795416	37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.225932	8.846061	-4.12%	5,175
2010	8.088157	9.225932	14.07%	5,319
2009	6.311220	8.088157	28.16%	4,190
2008*	10.000000	6.311220	-36.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.427486	9.697033	-7.01%	349
2010*	10.000000	10.427486	4.27%	350

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.818891	8.178285	-7.26%	0
2010	7.920878	8.818891	11.34%	0
2009	6.295437	7.920878	25.82%	0
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.789588	9.258570	-5.42%	14,647
2010	7.816992	9.789588	25.23%	14,863
2009	6.227072	7.816992	25.53%	18,147
2008*	10.000000	6.227072	-37.73%	1,015
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.199792	9.838731	-3.54%	4,385
2010	8.633805	10.199792	18.14%	5,359
2009	6.701262	8.633805	28.84%	7,612
2008*	10.000000	6.701262	-32.99%	2,463
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.100206	13.834035	-1.89%	1,511
2010	11.382047	14.100206	23.88%	1,984
2009	9.042865	11.382047	25.87%	2,419
2008	17.091260	9.042865	-47.09%	2,466
2007	15.771065	17.091260	8.37%	1,952
2006	15.473935	15.771065	1.92%	2,870
2005	14.496373	15.473935	6.74%	1,943
2004	12.943374	14.496373	12.00%	1,037
2003	9.762003	12.943374	32.59%	931
2002	14.818626	9.762003	-34.12%	748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.270762	30.252307	-6.25%	1,019
2010	25.811790	32.270762	25.02%	1,256
2009	20.709509	25.811790	24.64%	1,721
2008	30.910484	20.709509	-33.00%	1,669
2007	33.621951	30.910484	-8.06%	1,575
2006	29.026603	33.621951	15.83%	2,395
2005	28.516666	29.026603	1.79%	2,046
2004	24.618843	28.516666	15.83%	1,674
2003	15.893715	24.618843	54.90%	1,457
2002	22.097595	15.893715	-28.07%	1,158
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.127878	26.232865	-6.74%	2,912
2010	22.728813	28.127878	23.75%	3,025
2009	17.086989	22.728813	33.02%	3,661
2008	27.994447	17.086989	-38.96%	3,851
2007	27.758912	27.994447	0.85%	3,697
2006	25.089017	27.758912	10.64%	3,506
2005	22.619557	25.089017	10.92%	2,506
2004	19.244942	22.619557	17.54%	1,880
2003	13.820149	19.244942	39.25%	1,208
2002	16.928867	13.820149	-18.36%	948

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.130640	12.042666	-0.73%	6,399
2010	10.827787	12.130640	12.03%	6,500
2009	8.695593	10.827787	24.52%	7,947
2008	15.066968	8.695593	-42.29%	8,387
2007	14.104765	15.066968	6.82%	0
2006	12.569807	14.104765	12.21%	8,829
2005	11.846853	12.569807	6.10%	7,879
2004	10.930890	11.846853	8.38%	7,280
2003	8.680809	10.930890	25.92%	6,527
2002	10.636664	8.680809	-18.39%	5,814
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.299999	9.781032	5.17%	13,823
2010	7.234189	9.299999	28.56%	13,579
2009	5.599255	7.234189	29.20%	16,316
2008*	10.000000	5.599255	-44.01%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548150	10.551870	0.04%	400
2010	10.429293	10.548150	1.14%	609
2009	9.860285	10.429293	5.77%	203
2008*	10.000000	9.860285	-1.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.574005	11.738872	-13.52%	638
2010	12.925473	13.574005	5.02%	694
2009*	10.000000	12.925473	29.25%	2,635
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.219243	11.786225	-3.54%	4,960
2010	10.688060	12.219243	14.33%	5,152
2009	8.419634	10.688060	26.94%	7,286
2008	13.532052	8.419634	-37.78%	7,297
2007	14.014970	13.532052	-3.45%	874
2006	12.244340	14.014970	14.46%	8,620
2005	11.893755	12.244340	2.95%	3,990
2004	10.250526	11.893755	16.03%	2,973
2003	7.897653	10.250526	29.79%	1,628
2002	10.684106	7.897653	-26.08%	1,488
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573700	10.472043	-0.96%	428
2010	10.170049	10.573700	3.97%	118
2009	9.087672	10.170049	11.91%	590
2008	10.630241	9.087672	-14.51%	1,100
2007	10.275244	10.630241	3.45%	1,359
2006	9.985363	10.275244	2.90%	225
2005	9.967544	9.985363	0.18%	64
2004	10.015684	9.967544	-0.48%	0
2003*	10.000000	10.015684	0.16%	0

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394092	10.155577	-2.29%	305
2010	8.799827	10.394092	18.12%	0
2009	7.259416	8.799827	21.22%	0
2008	12.145853	7.259416	-40.23%	0
2007	12.237442	12.145853	-0.75%	10,361
2006	11.773573	12.237442	3.94%	23
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.994219	13.393928	-4.29%	380
2010	11.534933	13.994219	21.32%	380
2009	8.887810	11.534933	29.78%	380
2008	14.862813	8.887810	-40.20%	466
2007	13.987076	14.862813	6.26%	0
2006	12.456727	13.987076	12.29%	275
2005	11.804504	12.456727	5.53%	0
2004	10.552559	11.804504	11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.478999	15.110241	-2.38%	0
2010	14.325754	15.478999	8.05%	0
2009	10.038225	14.325754	42.71%	1,270
2008	18.658710	10.038225	-46.20%	2,853
2007	16.553915	18.658710	12.71%	4,351
2006	15.528631	16.553915	6.60%	6,363
2005	14.961776	15.528631	3.79%	5,923
2004	14.168379	14.961776	5.60%	5,768
2003	10.957031	14.168379	29.31%	4,909
2002	15.170607	10.957031	-27.77%	5,004
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.539219	19.511685	-9.41%	8,869
2010	18.807297	21.539219	14.53%	9,116
2009	13.633328	18.807297	37.95%	12,984
2008	23.085020	13.633328	-40.94%	14,461
2007	21.985482	23.085020	5.00%	14,248
2006	18.916877	21.985482	16.22%	13,651
2005	16.753552	18.916877	12.91%	6,770
2004	14.233382	16.753552	17.71%	3,064
2003*	10.000000	14.233382	42.33%	1,098
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.584878	12.303213	-9.43%	1,189
2010	11.862818	13.584878	14.52%	1,590
2009	8.594707	11.862818	38.02%	1,833
2008	14.551844	8.594707	-40.94%	1,834
2007	13.861145	14.551844	4.98%	0
2006	11.926147	13.861145	16.22%	1,835
2005	10.565033	11.926147	12.88%	2,516
2004	8.978200	10.565033	17.67%	2,754
2003	6.356923	8.978200	41.23%	2,757
2002	8.267491	6.356923	-23.11%	3,318

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.830723	2.742882	-3.10%	6
2010	2.499491	2.830723	13.25%	6
2009	1.996897	2.499491	25.17%	7
2008	9.580103	1.996897	-79.16%	5
2007*	10.000000	9.580103	-4.20%	9
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.066341	2.957323	-3.56%	24
2010	2.704523	3.066341	13.38%	24
2009	2.185467	2.704523	23.75%	25
2008	10.377086	2.185467	-78.94%	28
2007	10.519855	10.377086	-1.36%	34
2006*	10.000000	10.519855	5.20%	16
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.690128	13.517400	-1.26%	6,981
2010	11.940024	13.690128	14.66%	10,218
2009	9.425201	11.940024	26.68%	12,745
2008	15.512276	9.425201	-39.24%	13,163
2007	15.044165	15.512276	3.11%	4,348
2006	13.244102	15.044165	13.59%	10,208
2005	12.654982	13.244102	4.66%	6,755
2004	11.707682	12.654982	8.09%	2,324
2003	9.355937	11.707682	25.14%	720
2002	11.667724	9.355937	-19.81%	592
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.898460	9.558713	-3.43%	6,315
2010	8.122488	9.898460	21.86%	7,846
2009	5.995323	8.122488	35.48%	7,691
2008	9.765612	5.995323	-38.61%	9,038
2007	10.011018	9.765612	-2.45%	8,867
2006*	10.000000	10.011018	0.11%	2,537
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.353550	14.329813	-0.17%	1,962
2010	11.403177	14.353550	25.87%	1,817
2009	8.708048	11.403177	30.95%	3,524
2008	17.313969	8.708048	-49.71%	3,559
2007	16.490117	17.313969	5.00%	0
2006	16.218926	16.490117	1.67%	4,258
2005	14.621223	16.218926	10.93%	4,196
2004	12.361526	14.621223	18.28%	3,496
2003	9.967175	12.361526	24.02%	3,101
2002	13.978216	9.967175	-28.69%	2,796
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.745076	12.574831	7.06%	195
2010	10.874552	11.745076	8.01%	0
2009*	10.000000	10.874552	8.75%	0

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.378072	11.349481	-0.25%	753
2010	10.954048	11.378072	3.87%	295
2009*	10.000000	10.954048	9.54%	883
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.684960	13.988559	10.28%	0
2010	11.881741	12.684960	6.76%	0
2009	10.166878	11.881741	16.87%	0
2008	11.073425	10.166878	-8.19%	0
2007	10.135369	11.073425	9.26%	2,667
2006*	10.000000	10.135369	1.35%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.862866	14.183527	2.31%	0
2010	12.984838	13.862866	6.76%	0
2009	11.531516	12.984838	12.60%	0
2008	11.148087	11.531516	3.44%	0
2007	10.382258	11.148087	7.38%	0
2006*	10.000000	10.382258	3.82%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.007389	0.07%	304
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.679958	11.006432	-13.20%	0
2010	9.880140	12.679958	28.34%	0
2009	6.330660	9.880140	56.07%	0
2008	11.300887	6.330660	-43.98%	0
2007	11.006899	11.300887	2.67%	648
2006*	10.000000	11.006899	10.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548103	11.498337	9.01%	1,976
2010*	10.000000	10.548103	5.48%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.015043	11.492067	4.33%	717
2010	10.410626	11.015043	5.81%	717
2009	9.615032	10.410626	8.27%	717
2008	10.843289	9.615032	-11.33%	1,105
2007	10.413414	10.843289	4.13%	0
2006*	10.000000	10.413414	4.13%	96
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.483287	40.676240	5.70%	73
2010	35.509855	38.483287	8.37%	74
2009	27.616445	35.509855	28.58%	74
2008	32.892265	27.616445	-16.04%	74
2007	31.268369	32.892265	5.19%	74
2006	28.574908	31.268369	9.43%	196
2005	25.777598	28.574908	10.85%	197
2004	23.717411	25.777598	8.69%	197
2003	18.783491	23.717411	26.27%	192
2002	17.415214	18.783491	7.86%	173

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.580394	12.917602	-4.88%	0
2010	13.012625	13.580394	4.36%	0
2009	9.942920	13.012625	30.87%	0
2008	18.183456	9.942920	-45.32%	0
2007	16.070189	18.183456	13.15%	2,716
2006	13.004495	16.070189	23.57%	0
2005	11.856303	13.004495	9.68%	0
2004	10.227893	11.856303	15.92%	0
2003	8.128587	10.227893	25.83%	0
2002*	10.000000	8.128587	-18.71%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.098716	39.673191	-26.67%	0
2010	43.190476	54.098716	25.26%	0
2009	20.516561	43.190476	110.52%	0
2008	58.991911	20.516561	-65.22%	0
2007	43.412632	58.991911	35.89%	0
2006	31.514704	43.412632	37.75%	0
2005	24.176597	31.514704	30.35%	60
2004	19.447415	24.176597	24.32%	60
2003	12.772187	19.447415	52.26%	60
2002	13.320519	12.772187	-4.12%	60
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.779398	47.671725	-17.49%	42
2010	45.274087	57.779398	27.62%	42
2009	29.102885	45.274087	55.57%	42
2008	54.704654	29.102885	-46.80%	42
2007	38.113622	54.704654	43.53%	43
2006	31.001698	38.113622	22.94%	43
2005	20.697822	31.001698	49.78%	43
2004	16.871845	20.697822	22.68%	43
2003	11.800336	16.871845	42.98%	44
2002	12.298301	11.800336	-4.05%	44
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.388970	15.440558	-5.79%	0
2010	13.091373	16.388970	25.19%	0
2009*	10.000000	13.091373	30.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.907709	9.837919	-9.81%	0
2010	8.730018	10.907709	24.94%	0
2009	6.200164	8.730018	40.80%	0
2008*	10.000000	6.200164	-38.00%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.726928	14.037333	10.30%	983
2010	12.266583	12.726928	3.75%	4,362
2009	11.276296	12.266583	8.78%	3,522
2008	11.609253	11.276296	-2.87%	3,574
2007	10.743037	11.609253	8.06%	3,176
2006	10.714080	10.743037	0.27%	2,947
2005	10.687792	10.714080	0.25%	0
2004	10.233898	10.687792	4.44%	0
2003*	10.000000	10.233898	2.34%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.063929	13.295726	1.77%	353
2010	11.595507	13.063929	12.66%	589
2009	9.947974	11.595507	16.56%	697
2008	15.408481	9.947974	-35.44%	1,080
2007	15.623076	15.408481	-1.37%	1,250
2006	13.518310	15.623076	15.57%	1,151
2005	13.089671	13.518310	3.27%	922
2004	11.737071	13.089671	11.52%	808
2003	9.193080	11.737071	27.67%	805
2002	11.552029	9.193080	-20.42%	609
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.339445	12.448936	-13.18%	0
2010	12.823534	14.339445	11.82%	0
2009	9.712886	12.823534	32.03%	0
2008	17.835565	9.712886	-45.54%	208
2007	15.307662	17.835565	16.51%	208
2006	12.404396	15.307662	23.41%	208
2005	11.096532	12.404396	11.79%	208
2004	9.782676	11.096532	13.43%	208
2003	7.960337	9.782676	22.89%	208
2002	10.128725	7.960337	-21.41%	208
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.017122	11.778949	-1.98%	29
2010	10.209581	12.017122	17.70%	29
2009	7.960349	10.209581	28.26%	30
2008	10.661044	7.960349	-25.33%	30
2007	11.057147	10.661044	-3.58%	14
2006*	10.000000	11.057147	10.57%	0

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.685054	19.626787	-0.30%	0
2010	17.583894	19.685054	11.95%	0
2009	14.863162	17.583894	18.31%	1,351
2008	20.566055	14.863162	-27.73%	1,347
2007	21.967196	20.566055	-6.38%	1,370
2006	18.756880	21.967196	17.12%	1,883
2005	18.092486	18.756880	3.67%	1,692
2004	16.032727	18.092486	12.85%	1,567
2003	12.596055	16.032727	27.28%	1,976
2002	14.605357	12.596055	-13.76%	1,701
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.078195	12.438632	-4.89%	1,191
2010	12.072012	13.078195	8.33%	1,192
2009*	10.000000	12.072012	20.72%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.243060	15.129971	-0.74%	297
2010	12.273737	15.243060	24.19%	298
2009	9.946220	12.273737	23.40%	339
2008	14.586751	9.946220	-31.81%	1,175
2007	14.877364	14.586751	-1.95%	771
2006	13.174239	14.877364	12.93%	590
2005	12.446927	13.174239	5.84%	693
2004	10.346504	12.446927	20.30%	411
2003	7.608241	10.346504	35.99%	88
2002*	10.000000	7.608241	-23.92%	38
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.407346	11.360823	-0.41%	1,397
2010	10.066125	11.407346	13.32%	1,848
2009	7.624873	10.066125	32.02%	1,849
2008	11.781058	7.624873	-35.28%	2,477
2007	11.074843	11.781058	6.38%	2,335
2006	10.274954	11.074843	7.78%	2,151
2005	10.046653	10.274954	2.27%	1,998
2004	9.583764	10.046653	4.83%	2,005
2003	7.706045	9.583764	24.37%	1,849
2002	10.988353	7.706045	-29.87%	2,340
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.992814	13.065050	0.56%	3,116
2010	11.462933	12.992814	13.35%	3,118
2009	9.192999	11.462933	24.69%	3,119
2008	14.817894	9.192999	-37.96%	4,524
2007	14.264491	14.817894	3.88%	4,541
2006	12.512627	14.264491	14.00%	4,471
2005	12.108868	12.512627	3.33%	3,982
2004	11.088459	12.108868	9.20%	3,586
2003	8.751979	11.088459	26.70%	4,214
2002	11.421554	8.751979	-23.37%	3,090

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.399406	15.493470	7.60%	637
2010	12.651120	14.399406	13.82%	637
2009	10.458431	12.651120	20.97%	653
2008	15.041197	10.458431	-30.47%	843
2007	14.225733	15.041197	5.73%	498
2006	12.373722	14.225733	14.97%	598
2005	12.010432	12.373722	3.02%	368
2004	11.584069	12.010432	3.68%	306
2003	9.686029	11.584069	19.60%	179
2002	11.783214	9.686029	-17.80%	135
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.137809	16.290555	0.95%	2,557
2010	15.068808	16.137809	7.09%	2,563
2009	12.676743	15.068808	18.87%	2,596
2008	13.853324	12.676743	-8.49%	3,273
2007	13.319686	13.853324	4.01%	3,352
2006	12.956412	13.319686	2.80%	3,103
2005	12.958478	12.956412	-0.02%	2,798
2004	12.670489	12.958478	2.27%	2,507
2003	12.267458	12.670489	3.29%	3,667
2002	11.370764	12.267458	7.89%	3,006
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.365735	11.186414	-1.58%	0
2010	10.214361	11.365735	11.27%	0
2009	8.335607	10.214361	22.54%	0
2008	11.272131	8.335607	-26.05%	0
2007	10.512515	11.272131	7.23%	0
2006*	10.000000	10.512515	5.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.926379	10.663334	-2.41%	0
2010	9.666584	10.926379	13.03%	0
2009	7.605353	9.666584	27.10%	0
2008	11.451684	7.605353	-33.59%	0
2007	10.532507	11.451684	8.73%	0
2006*	10.000000	10.532507	5.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511308	10.095206	-3.96%	0
2010	9.180780	10.511308	14.49%	0
2009	7.078673	9.180780	29.70%	0
2008	11.582071	7.078673	-38.88%	0
2007	10.552664	11.582071	9.75%	0
2006*	10.000000	10.552664	5.53%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.470311	19.671932	-3.90%	0
2010	17.709848	20.470311	15.59%	0
2009	13.226050	17.709848	33.90%	8,491
2008	23.351620	13.226050	-43.36%	9,822
2007	20.135487	23.351620	15.97%	9,303
2006	18.281239	20.135487	10.14%	8,326
2005	15.850782	18.281239	15.33%	6,236
2004	13.923698	15.850782	13.84%	6,251
2003	10.990756	13.923698	26.69%	4,464
2002	12.294307	10.990756	-10.60%	3,889
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.390003	9.721966	-6.43%	226
2010	8.834360	10.390003	17.61%	420
2009	6.065267	8.834360	45.65%	932
2008	13.478023	6.065267	-55.00%	1,306
2007	9.376713	13.478023	43.74%	353
2006*	10.000000	9.376713	-6.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.702121	14.636018	-0.45%	4,840
2010	12.942820	14.702121	13.59%	9,679
2009	10.084737	12.942820	28.34%	9,858
2008	17.833606	10.084737	-43.45%	10,713
2007	17.817217	17.833606	0.09%	10,178
2006	15.032685	17.817217	18.52%	10,601
2005	14.400930	15.032685	4.39%	7,049
2004	13.099526	14.400930	9.93%	5,950
2003	10.191923	13.099526	28.53%	6,476
2002	12.440995	10.191923	-18.08%	5,645
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.699770	9.782681	0.85%	0
2010	7.947506	9.699770	22.05%	0
2009	5.525804	7.947506	43.83%	0
2008	12.458470	5.525804	-55.65%	105
2007	10.259376	12.458470	21.43%	95
2006	9.870863	10.259376	3.94%	368
2005	9.186413	9.870863	7.45%	359
2004	8.693663	9.186413	5.67%	529
2003	6.793127	8.693663	27.98%	510
2002	8.814543	6.793127	-22.93%	183
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.832010	12.683421	-1.16%	3,044
2010	10.479802	12.832010	22.45%	3,297
2009	8.285615	10.479802	26.48%	3,608
2008	15.909833	8.285615	-47.92%	4,006
2007	12.706253	15.909833	25.21%	4,601
2006	12.061208	12.706253	5.35%	4,629
2005	11.563600	12.061208	4.30%	3,176
2004	11.345636	11.563600	1.92%	3,077
2003	8.657007	11.345636	31.06%	3,936
2002	12.566043	8.657007	-31.11%	3,230

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.506526	13.854722	2.58%	432
2010	12.026207	13.506526	12.31%	491
2009	8.474745	12.026207	41.91%	643
2008	11.458268	8.474745	-26.04%	721
2007	11.309562	11.458268	1.31%	759
2006	10.306110	11.309562	9.74%	1,232
2005	10.184506	10.306110	1.19%	960
2004	9.426171	10.184506	8.04%	1,493
2003	7.521629	9.426171	25.32%	1,383
2002	7.354603	7.521629	2.27%	822
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.564076	11.870113	2.65%	107
2010	10.308039	11.564076	12.19%	101
2009	7.256051	10.308039	42.06%	376
2008	9.799408	7.256051	-25.95%	376
2007*	10.000000	9.799408	-2.01%	576
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.878696	13.628057	5.82%	62
2010	12.117734	12.878696	6.28%	62
2009	10.613742	12.117734	14.17%	291
2008	11.125731	10.613742	-4.60%	249
2007	10.817475	11.125731	2.85%	265
2006	10.507730	10.817475	2.95%	0
2005	10.428807	10.507730	0.76%	4
2004	10.128708	10.428807	2.96%	1
2003*	10.000000	10.128708	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774747	10.376435	-11.88%	565
2010	9.269168	11.774747	27.03%	574
2009	6.707301	9.269168	38.20%	756
2008	11.234279	6.707301	-40.30%	724
2007	9.856561	11.234279	13.98%	430
2006*	10.000000	9.856561	-1.43%	46
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.944699	12.209441	-18.30%	0
2010	13.400354	14.944699	11.52%	0
2009	10.737954	13.400354	24.79%	0
2008	19.381260	10.737954	-44.60%	5
2007	16.754919	19.381260	15.68%	5
2006	14.392045	16.754919	16.42%	5
2005	12.255881	14.392045	17.43%	5
2004	10.941500	12.255881	12.01%	5
2003	7.740990	10.941500	41.34%	5
2002	9.846083	7.740990	-21.38%	5

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.930471	12.186856	-18.38%	678
2010	13.385550	14.930471	11.54%	1,470
2009	10.721641	13.385550	24.85%	1,470
2008	19.356271	10.721641	-44.61%	2,523
2007	16.730683	19.356271	15.69%	2,476
2006	14.370885	16.730683	16.42%	2,350
2005	12.242700	14.370885	17.38%	1,460
2004	10.928889	12.242700	12.02%	1,171
2003	7.729491	10.928889	41.39%	161
2002*	10.000000	7.729491	-22.71%	24
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.745505	13.266379	-10.03%	150
2010	11.814180	14.745505	24.81%	150
2009	7.604841	11.814180	55.35%	150
2008	15.781569	7.604841	-51.81%	150
2007	15.142626	15.781569	4.22%	262
2006	13.202987	15.142626	14.69%	163
2005	13.043195	13.202987	1.23%	28
2004	11.593346	13.043195	12.51%	0
2003	7.443946	11.593346	55.74%	15
2002*	10.000000	7.443946	-25.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.765995	11.890259	1.06%	0
2010	10.580086	11.765995	11.21%	0
2009	7.905422	10.580086	33.83%	768
2008	11.386418	7.905422	-30.57%	1,024
2007	11.119465	11.386418	2.40%	870
2006*	10.000000	11.119465	11.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.437304	9.914503	-5.01%	278
2010	8.247149	10.437304	26.56%	294
2009	6.469518	8.247149	27.48%	653
2008	9.785862	6.469518	-33.89%	480
2007	10.157203	9.785862	-3.66%	315
2006*	10.000000	10.157203	1.57%	11
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.230806	8.970568	-2.82%	0
2010	8.482528	9.230806	8.82%	0
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.511054	10.390245	-16.95%	225
2010	10.786608	12.511054	15.99%	391
2009	6.330521	10.786608	70.39%	59
2008	13.552327	6.330521	-53.29%	737
2007	10.669800	13.552327	27.02%	18
2006*	10.000000	10.669800	6.70%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.494581	13.696096	-11.61%	0
2010	14.445365	15.494581	7.26%	0
2009	10.656354	14.445365	35.56%	0
2008	18.065596	10.656354	-41.01%	0
2007	15.808818	18.065596	14.28%	0
2006	13.160857	15.808818	20.12%	0
2005	12.069294	13.160857	9.04%	0
2004	10.286800	12.069294	17.33%	0
2003	7.862698	10.286800	30.83%	0
2002*	10.000000	7.862698	-21.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545423	9.297035	-11.84%	0
2010	9.855685	10.545423	7.00%	0
2009	7.278199	9.855685	35.41%	0
2008	12.371231	7.278199	-41.17%	296
2007	10.857910	12.371231	13.94%	94
2006*	10.000000	10.857910	8.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.874584	15.538640	-2.12%	174
2010	14.061614	15.874584	12.89%	256
2009	12.003743	14.061614	17.14%	646
2008	11.451105	12.003743	4.83%	73
2007	10.449841	11.451105	9.58%	0
2006*	10.000000	10.449841	4.50%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
2008	12.478455	7.588414	-39.19%	0
2007	11.611969	12.478455	7.46%	0
2006*	10.000000	11.611969	16.12%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0
2008	9.126180	5.407517	-40.75%	0
2007	10.323790	9.126180	-11.60%	0
2006*	10.000000	10.323790	3.24%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
2008	11.526482	8.282144	-28.15%	0
2007	11.014106	11.526482	4.65%	0
2006*	10.000000	11.014106	10.14%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
2008	11.564367	7.027887	-39.23%	0
2007	11.396634	11.564367	1.47%	0
2006*	10.000000	11.396634	13.97%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
2008	10.659200	7.366516	-30.89%	0
2007	10.580725	10.659200	0.74%	0
2006*	10.000000	10.580725	5.81%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.198645	12.427059	-5.85%	0
2010	10.971327	13.198645	20.30%	0
2009	7.128610	10.971327	53.91%	0
2008	11.760475	7.128610	-39.39%	0
2007	10.808181	11.760475	8.81%	0
2006*	10.000000	10.808181	8.08%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.608615	11.512315	-8.69%	0
2010	10.844411	12.608615	16.27%	0
2009	7.633907	10.844411	42.06%	0
2008	10.812208	7.633907	-29.40%	0
2007	10.755372	10.812208	0.53%	0
2006*	10.000000	10.755372	7.55%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.629298	9.318168	-3.23%	0
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
2008	10.789150	5.619860	-47.91%	0
2007	10.351888	10.789150	4.22%	0
2006*	10.000000	10.351888	3.52%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
2008	10.024404	6.226170	-37.89%	0
2007	10.826374	10.024404	-7.41%	0
2006*	10.000000	10.826374	8.26%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.874856	11.157723	2.60%	0
2010	10.464156	10.874856	3.92%	0
2009	8.303907	10.464156	26.01%	0
2008	11.786725	8.303907	-29.55%	0
2007	10.677037	11.786725	10.39%	0
2006*	10.000000	10.677037	6.77%	0

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.779112	9.023969	-7.72%	0
2010	8.431232	9.779112	15.99%	0
2009	6.494699	8.431232	29.82%	0
2008	11.888124	6.494699	-45.37%	0
2007	12.751928	11.888124	-6.77%	0
2006*	10.000000	12.751928	27.52%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.634341	17.152618	-7.95%	0
2010	16.727857	18.634341	11.40%	0
2009	12.531690	16.727857	33.48%	0
2008	21.296639	12.531690	-41.16%	0
2007	18.809873	21.296639	13.22%	0
2006	14.861051	18.809873	26.57%	0
2005	12.767265	14.861051	16.40%	0
2004	10.431301	12.767265	22.39%	0
2003	8.188770	10.431301	27.39%	0
2002*	10.000000	8.188770	-18.11%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.207443	21.255696	-8.41%	754
2010	21.635967	23.207443	7.26%	755
2009	17.530208	21.635967	23.42%	13
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.668653	8.880743	-8.15%	79
2010	9.199859	9.668653	5.10%	303
2009	6.383581	9.199859	44.12%	1,196
2008	11.613943	6.383581	-45.04%	603
2007	8.612511	11.613943	34.85%	569
2006	7.996638	8.612511	7.70%	532
2005	7.197845	7.996638	11.10%	523
2004	6.181859	7.197845	16.43%	449
2003	6.277859	5.209227	-17.02%	1,351
2002	8.137529	6.277859	-22.85%	1,704
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.980700	4.490449	-9.84%	711
2010	4.056586	4.980700	22.78%	711
2009	2.619563	4.056586	54.86%	711
2008	4.737139	2.619563	-44.70%	723
2007	3.944077	4.737139	20.11%	723
2006	3.705791	3.944077	6.43%	723
2005	3.365706	3.705791	10.10%	723
2004	2.345410	3.390832	44.57%	757
2003	4.023106	2.345410	-41.70%	1,267
2002	6.503356	4.023106	-38.14%	1,544

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.240704	11.513892	-33.22%	183
2010	13.972112	17.240704	23.39%	187
2009	7.905262	13.972112	76.74%	188
2008	16.766719	7.905262	-52.85%	208
2007	13.270466	16.766719	26.35%	208
2006	9.169173	13.270466	44.73%	211
2005	7.040734	9.169173	30.23%	507
2004	4.526318	6.010319	32.79%	605
2003	6.177123	4.526318	-26.72%	1,487
2002	8.174255	6.177123	-24.43%	1,143
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.375991	14.496111	0.84%	272
2010	11.798063	14.375991	21.85%	272
2009	9.434666	11.798063	25.05%	273
2008	14.311728	9.434666	-34.08%	277
2007	14.153990	14.311728	1.11%	381
2006	12.273075	14.153990	15.33%	1,312
2005	11.385394	12.273075	7.80%	1,231
2004*	10.000000	11.385394	13.85%	84
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.347324	10.165434	-1.76%	273
2010	9.426253	10.347324	9.77%	273
2009	7.799359	9.426253	20.86%	870
2008	11.749223	7.799359	-33.62%	553
2007	11.064604	11.749223	6.19%	335
2006*	10.000000	11.064604	10.65%	0
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749702	10.421665	-3.05%	0
2010*	10.000000	10.749702	7.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.866020	7.710352	-1.98%	169
2010	6.683205	7.866020	17.70%	170
2009	5.073150	6.683205	31.74%	171
2008	8.386001	5.073150	-39.50%	172
2007	7.107851	8.386001	17.98%	325
2006	6.782860	7.107851	4.79%	327
2005	6.452491	6.782860	5.12%	306
2004	6.044444	6.452491	6.75%	311
2003	4.613524	6.044444	31.02%	402
2002	6.557891	4.613524	-29.65%	405
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.948645	13.856715	-0.66%	1,902
2010	12.455269	13.948645	11.99%	1,904
2009*	10.000000	12.455269	24.55%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233657	10.194744	-0.38%	0
2010	9.256045	10.233657	10.56%	0
2009	7.598753	9.256045	21.81%	0
2008	10.963349	7.598753	-30.69%	0
2007	10.465796	10.963349	4.75%	0
2006*	10.000000	10.465796	4.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938320	11.414478	4.35%	0
2010	10.456028	10.938320	4.61%	0
2009	9.446067	10.456028	10.69%	0
2008	10.618787	9.446067	-11.04%	0
2007	10.447849	10.618787	1.64%	0
2006*	10.000000	10.447849	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281017	10.098071	-10.49%	546
2010	10.269056	11.281017	9.85%	546
2009	7.347487	10.269056	39.76%	593
2008	12.131768	7.347487	-39.44%	608
2007	10.748441	12.131768	12.87%	298
2006*	10.000000	10.748441	7.48%	85
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.983628	9.392119	-5.92%	734
2010	8.558038	9.983628	16.66%	768
2009	6.247751	8.558038	36.98%	815
2008	11.347156	6.247751	-44.94%	886
2007	10.274872	11.347156	10.44%	431
2006*	10.000000	10.274872	2.75%	88
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.469447	8.172677	-3.50%	709
2010	7.732300	8.469447	9.53%	709
2009	5.994429	7.732300	28.99%	663
2008	9.806149	5.994429	-38.87%	663
2007*	10.000000	9.806149	-1.94%	267
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.179754	17.604300	2.47%	0
2010	15.382474	17.179754	11.68%	0
2009	10.674743	15.382474	44.10%	0
2008	15.019226	10.674743	-28.93%	0
2007	14.755589	15.019226	1.79%	0
2006	13.516216	14.755589	9.17%	0
2005	13.375356	13.516216	1.05%	0
2004	12.308733	13.375356	8.67%	2
2003	10.199226	12.308733	20.68%	0
2002	10.010690	10.199226	1.88%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.273959	13.600599	2.46%	27
2010	11.884679	13.273959	11.69%	29
2009	8.242826	11.884679	44.18%	332
2008	11.615064	8.242826	-29.03%	53
2007	11.407487	11.615064	1.82%	0
2006	10.449767	11.407487	9.16%	20
2005*	10.000000	10.449767	4.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.849604	7.719903	-12.77%	0
2010	7.755653	8.849604	14.11%	0
2009	5.137150	7.755653	50.97%	0
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.698486	9.268273	-4.44%	93
2010	7.951186	9.698486	21.98%	93
2009	6.124558	7.951186	29.82%	387
2008*	10.000000	6.124558	-38.75%	451
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206099	9.938199	-2.62%	566
2010	9.365872	10.206099	8.97%	567
2009	7.919500	9.365872	18.26%	569
2008*	10.000000	7.919500	-20.81%	571
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.784260	9.324356	-4.70%	0
2010	8.820316	9.784260	10.93%	0
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.665062	10.675245	0.10%	0
2010	10.117462	10.665062	5.41%	0
2009	9.069797	10.117462	11.55%	0
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.995903	9.636061	-3.60%	0
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	0
2008*	10.000000	7.555141	-24.45%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.549068	8.984882	-5.91%	0
2010	8.538248	9.549068	11.84%	0
2009	6.834262	8.538248	24.93%	0
2008*	10.000000	6.834262	-31.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374143	10.211873	-1.56%	0
2010	9.639911	10.374143	7.62%	0
2009	8.299494	9.639911	16.15%	0
2008*	10.000000	8.299494	-17.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.185077	11.768140	5.21%	0
2010	10.585430	11.185077	5.66%	0
2009	9.858821	10.585430	7.37%	104
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.070481	12.634477	4.67%	0
2010	11.311614	12.070481	6.71%	0
2009	9.842789	11.311614	14.92%	0
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.852862	19.807757	-23.38%	0
2010	22.546141	25.852862	14.67%	0
2009	13.987189	22.546141	61.19%	0
2008	33.552578	13.987189	-58.31%	0
2007	23.352634	33.552578	43.68%	0
2006	17.305110	23.352634	34.95%	0
2005	13.218203	17.305110	30.92%	0
2004	11.091469	13.218203	19.17%	0
2003	6.799600	11.091469	63.12%	0
2002	8.126945	6.799600	-16.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.509847	21.838525	-23.40%	328
2010	24.854962	28.509847	14.70%	328
2009	15.403444	24.854962	61.36%	268
2008	37.009267	15.403444	-58.38%	628
2007	25.763929	37.009267	43.65%	285
2006	19.102228	25.763929	34.87%	196
2005	14.588946	19.102228	30.94%	152
2004	12.240339	14.588946	19.19%	122
2003	7.505927	12.240339	63.08%	63
2002*	10.000000	7.505927	-24.94%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.874902	16.805888	5.86%	4,251
2010	15.349977	15.874902	3.42%	4,280
2009	15.144983	15.349977	1.35%	4,486
2008	14.244815	15.144983	6.32%	5,829
2007	13.469262	14.244815	5.76%	5,665
2006	13.204965	13.469262	2.00%	5,492
2005	12.955598	13.204965	1.92%	5,587
2004	12.711565	12.955598	1.92%	5,113
2003	12.626432	12.711565	0.67%	4,712
2002	11.526653	12.626432	9.54%	3,317
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.838799	10.544124	-10.94%	0
2010	10.587452	11.838799	11.82%	0
2009	8.269122	10.587452	28.04%	0
2008	15.531453	8.269122	-46.76%	0
2007	12.377189	15.531453	25.48%	0
2006	9.430813	12.377189	31.24%	0
2005	7.337885	9.430813	28.52%	0
2004	6.510418	7.337885	12.71%	0
2003	4.863546	6.510418	33.86%	0
2002	6.492772	4.863546	-25.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.880835	16.816137	-10.94%	0
2010	16.888271	18.880835	11.80%	0
2009	13.195412	16.888271	27.99%	0
2008	24.776488	13.195412	-46.74%	0
2007	19.744200	24.776488	25.49%	0
2006	15.045739	19.744200	31.23%	0
2005	11.709868	15.045739	28.49%	633
2004	10.374988	11.709868	12.87%	0
2003	7.767159	10.374988	33.58%	0
2002*	10.000000	7.767159	-22.33%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.867807	7.628054	-13.98%	0
2010	8.365616	8.867807	6.00%	0
2009	6.590334	8.365616	26.94%	0
2008	11.733135	6.590334	-43.83%	821
2007	10.868126	11.733135	7.96%	0
2006*	10.000000	10.868126	8.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.718712	13.008386	-5.18%	1,189
2010	12.125482	13.718712	13.14%	1,190
2009	9.657744	12.125482	25.55%	1,913
2008	15.493447	9.657744	-37.67%	4,786
2007	14.815857	15.493447	4.57%	7,674
2006	12.843911	14.815857	15.35%	6,983
2005	12.056354	12.843911	6.53%	6,079
2004	10.712555	12.056354	12.54%	5,056
2003	8.230619	10.712555	30.15%	43
2002*	10.000000	8.230619	-17.69%	7

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.506867	12.453829	-0.42%	0
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.669107	12.871264	1.60%	661
2010	12.121663	12.669107	4.52%	661
2009	11.258535	12.121663	7.67%	661
2008	12.137877	11.258535	-7.24%	661
2007	11.670602	12.137877	4.00%	993
2006	11.137379	11.670602	4.79%	856
2005	10.922479	11.137379	1.97%	501
2004	10.574381	10.922479	3.29%	352
2003	9.928642	10.574381	6.50%	0
2002*	10.000000	9.928642	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.451045	13.271179	-1.34%	4,811
2010	12.287158	13.451045	9.47%	10,978
2009	10.449446	12.287158	17.59%	10,979
2008	13.784623	10.449446	-24.19%	10,592
2007	13.219043	13.784623	4.28%	10,615
2006	12.027221	13.219043	9.91%	11,276
2005	11.567029	12.027221	3.98%	13,663
2004	10.699107	11.567029	8.11%	11,903
2003	9.029424	10.699107	18.49%	6,434
2002*	10.000000	9.029424	-9.71%	5,415
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.755584	13.288387	-3.40%	13,545
2010	12.351443	13.755584	11.37%	17,460
2009	10.060199	12.351443	22.78%	17,523
2008	14.856478	10.060199	-32.28%	23,750
2007	14.181041	14.856478	4.76%	22,546
2006	12.543415	14.181041	13.06%	20,604
2005	11.868786	12.543415	5.68%	14,370
2004	10.727781	11.868786	10.64%	10,706
2003	8.582311	10.727781	25.00%	1,233
2002*	10.000000	8.582311	-14.18%	7

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.238865	13.336642	0.74%	2,476
2010	12.360498	13.238865	7.11%	2,476
2009	10.931514	12.360498	13.07%	2,476
2008	13.036813	10.931514	-16.15%	2,476
2007	12.478314	13.036813	4.48%	2,121
2006	11.660102	12.478314	7.02%	1,563
2005	11.306072	11.660102	3.13%	937
2004	10.689699	11.306072	5.77%	304
2003	9.525559	10.689699	12.22%	49
2002*	10.000000	9.525559	-4.74%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.902694	13.415824	-3.50%	12,240
2010	12.946450	13.902694	7.39%	16,696
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.613148	26.561458	-3.81%	291
2010	22.168141	27.613148	24.56%	318
2009	16.423543	22.168141	34.98%	326
2008	26.189909	16.423543	-37.29%	326
2007	24.671671	26.189909	6.15%	301
2006	22.746284	24.671671	8.46%	442
2005	20.557736	22.746284	10.65%	704
2004	17.997152	20.557736	14.23%	250
2003	13.541599	17.997152	32.90%	311
2002	16.199200	13.541599	-16.41%	172
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.746742	11.594459	-1.30%	105
2010	11.901442	11.746742	-1.30%	103
2009	12.053139	11.901442	-1.26%	3,851
2008	11.966147	12.053139	0.73%	504
2007	11.570104	11.966147	3.42%	678
2006	11.214049	11.570104	3.18%	447
2005	11.066094	11.214049	1.34%	3,319
2004	11.121610	11.066094	-0.50%	612
2003	11.198034	11.121610	-0.68%	7,862
2002	11.209725	11.198034	-0.10%	9,876
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.336106	17.018800	4.18%	619
2010	14.966630	16.336106	9.15%	2,101
2009	12.191449	14.966630	22.76%	2,239
2008	14.934416	12.191449	-18.37%	2,313
2007	14.463279	14.934416	3.26%	2,107
2006	13.977022	14.463279	3.48%	1,972
2005	13.858482	13.977022	0.86%	1,105
2004	13.179840	13.858482	5.15%	507
2003	11.910299	13.179840	10.66%	459
2002	11.255907	11.910299	5.81%	289

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.163895	13.571899	-10.50%	0
2010	13.460527	15.163895	12.65%	0
2009*	10.000000	13.460527	34.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.227404	8.254592	-10.54%	1,353
2010	8.198125	9.227404	12.56%	1,353
2009	6.086866	8.198125	34.69%	1,614
2008*	10.000000	6.086866	-39.13%	413
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.841102	13.115987	-17.20%	0
2010	15.125104	15.841102	4.73%	0
2009	11.802643	15.125104	28.15%	0
2008	22.282710	11.802643	-47.03%	88
2007	21.934820	22.282710	1.59%	64
2006	18.104708	21.934820	21.16%	13
2005	16.369372	18.104708	10.60%	0
2004	13.790762	16.369372	18.70%	0
2003*	10.000000	13.790762	37.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.213458	8.829654	-4.17%	139
2010	8.081308	9.213458	14.01%	1,928
2009	6.309071	8.081308	28.09%	253
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.423944	9.688842	-7.05%	0
2010*	10.000000	10.423944	4.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.806953	8.163084	-7.31%	0
2010	7.914167	8.806953	11.28%	0
2009	6.293303	7.914167	25.76%	0
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776372	9.241391	-5.47%	11,442
2010	7.810388	9.776372	25.17%	13,419
2009	6.224956	7.810388	25.47%	13,571
2008*	10.000000	6.224956	-37.75%	137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.186047	9.820513	-3.59%	5,239
2010	8.626530	10.186047	18.08%	5,326
2009	6.698993	8.626530	28.77%	5,747
2008*	10.000000	6.698993	-33.01%	300

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017124	13.745569	-1.94%	37
2010	11.320708	14.017124	23.82%	159
2009	8.998682	11.320708	25.80%	159
2008	17.016399	8.998682	-47.12%	505
2007	15.709991	17.016399	8.32%	747
2006	15.421797	15.709991	1.87%	666
2005	14.454824	15.421797	6.69%	429
2004	12.912822	14.454824	11.94%	331
2003	9.743886	12.912822	32.52%	271
2002	14.798640	9.743886	-34.16%	168
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.069864	30.048777	-6.30%	666
2010	25.664079	32.069864	24.96%	746
2009	20.601414	25.664079	24.57%	751
2008	30.764759	20.601414	-33.04%	1,056
2007	33.480497	30.764759	-8.11%	804
2006	28.919087	33.480497	15.77%	1,942
2005	28.425391	28.919087	1.74%	1,913
2004	24.552470	28.425391	15.77%	1,728
2003	15.858883	24.552470	54.82%	1,710
2002	22.060369	15.858883	-28.11%	1,184
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.952739	26.056338	-6.78%	532
2010	22.598710	27.952739	23.69%	957
2009	16.997792	22.598710	32.95%	983
2008	27.862455	16.997792	-38.99%	1,145
2007	27.642106	27.862455	0.80%	1,074
2006	24.996065	27.642106	10.59%	922
2005	22.547136	24.996065	10.86%	664
2004	19.193041	22.547136	17.48%	620
2003	13.789861	19.193041	39.18%	1,007
2002	16.900322	13.789861	-18.40%	878
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.055137	11.961658	-0.78%	586
2010	10.765841	12.055137	11.98%	1,059
2009	8.650226	10.765841	24.46%	1,349
2008	14.995969	8.650226	-42.32%	1,753
2007	14.045448	14.995969	6.77%	2,623
2006	12.523258	14.045448	12.15%	2,729
2005	11.808950	12.523258	6.05%	3,346
2004	10.901442	11.808950	8.32%	2,713
2003	8.661797	10.901442	25.86%	2,342
2002	10.618745	8.661797	-18.43%	1,868
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.287398	9.762846	5.12%	1,074
2010	7.228034	9.287398	28.49%	1,900
2009	5.597338	7.228034	29.13%	1,985
2008*	10.000000	5.597338	-44.03%	0

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533921	10.532312	-0.02%	0
2010	10.420495	10.533921	1.09%	0
2009	9.856957	10.420495	5.72%	69
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.562540	11.723024	-13.56%	84
2010	12.921098	13.562540	4.96%	84
2009*	10.000000	12.921098	29.21%	301
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.143143	11.706913	-3.59%	718
2010	10.626864	12.143143	14.27%	719
2009	8.375673	10.626864	26.88%	750
2008	13.468234	8.375673	-37.81%	3,230
2007	13.955987	13.468234	-3.49%	3,573
2006	12.198971	13.955987	14.40%	1,634
2005	11.855672	12.198971	2.90%	1,356
2004	10.222862	11.855672	15.97%	207
2003	7.880333	10.222862	29.73%	46
2002	10.666092	7.880333	-26.12%	46
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.532710	10.426179	-1.01%	0
2010	10.135756	10.532710	3.92%	0
2009	9.061609	10.135756	11.85%	97
2008	10.605123	9.061609	-14.55%	198
2007	10.256191	10.605123	3.40%	185
2006	9.971898	10.256191	2.85%	0
2005	9.959135	9.971898	0.13%	0
2004*	10.000000	10.012296	0.12%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.250275	8.056887	-2.34%	0
2010	6.988376	8.250275	18.06%	0
2009	5.767972	6.988376	21.16%	0
2008	9.655389	5.767972	-40.26%	379
2007	9.733157	9.655389	-0.80%	0
2006*	10.000000	9.733157	-2.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.337975	12.759393	-4.34%	0
2010	10.999572	13.337975	21.26%	50
2009	8.479606	10.999572	29.72%	51
2008	14.187383	8.479606	-40.23%	51
2007	13.358247	14.187383	6.21%	259
2006	11.902710	13.358247	12.23%	265
2005	11.285193	11.902710	5.47%	132
2004*	10.000000	11.285193	12.85%	0

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.382586	15.008541	-2.43%	0
2010	14.243730	15.382586	8.00%	0
2009	9.985816	14.243730	42.64%	4,063
2008	18.570724	9.985816	-46.23%	4,460
2007	16.484240	18.570724	12.66%	4,462
2006	15.471084	16.484240	6.55%	4,527
2005	14.913859	15.471084	3.74%	2,972
2004	10.933007	14.130159	29.24%	2,353
2003	15.145026	10.933007	-27.81%	2,102
2002	17.553551	15.145026	-13.72%	3,185
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.455757	19.426250	-9.46%	4,167
2010	18.743899	21.455757	14.47%	4,224
2009	13.594259	18.743899	37.88%	4,267
2008	23.030564	13.594259	-40.97%	4,667
2007	21.944788	23.030564	4.95%	3,744
2006	18.891396	21.944788	16.16%	3,115
2005	16.739434	18.891396	12.86%	2,451
2004*	10.000000	14.228585	42.29%	816
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.511686	12.230733	-9.48%	5,417
2010	11.804875	13.511686	14.46%	5,482
2009	8.557055	11.804875	37.95%	5,528
2008	14.495447	8.557055	-40.97%	6,006
2007	13.814456	14.495447	4.93%	6,268
2006	11.891977	13.814456	16.17%	6,503
2005	10.540076	11.891977	12.83%	6,724
2004	6.348332	8.961533	41.16%	9,726
2003	8.260515	6.348332	-23.15%	9,257
2002	9.515462	8.260515	-13.19%	4,117
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.825443	2.736378	-3.15%	69
2010	2.496092	2.825443	13.19%	69
2009	1.995202	2.496092	25.10%	73
2008	9.576862	1.995202	-79.17%	38
2007*	10.000000	9.576862	-4.23%	7
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.059116	2.948851	-3.60%	2
2010	2.699504	3.059116	13.32%	2
2009	2.182512	2.699504	23.69%	2
2008	10.368322	2.182512	-78.95%	2
2007	10.516325	10.368322	-1.41%	2
2006*	10.000000	10.516325	5.16%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.604887	13.426463	-1.31%	5,060
2010	11.871691	13.604887	14.60%	5,085
2009	9.376011	11.871691	26.62%	5,269
2008	15.439159	9.376011	-39.27%	5,354
2007	14.980884	15.439159	3.06%	4,778
2006	13.195056	14.980884	13.53%	4,402
2005	12.614486	13.195056	4.60%	5,411
2004	9.335444	11.676116	25.07%	3,892
2003	11.648072	9.335444	-19.85%	3,484
2002	13.137180	11.648072	-11.34%	3,296
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875060	9.531296	-3.48%	168
2010	8.107393	9.875060	21.80%	169
2009	5.987212	8.107393	35.41%	137
2008	9.757357	5.987212	-38.64%	305
2007	10.007657	9.757357	-2.50%	139
2006*	10.000000	10.007657	0.08%	23
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.264164	14.233377	-0.22%	1,818
2010	11.337902	14.264164	25.81%	1,896
2009	8.662587	11.337902	30.88%	1,898
2008	17.232342	8.662587	-49.73%	1,975
2007	16.420733	17.232342	4.94%	1,815
2006	16.158843	16.420733	1.62%	2,406
2005	14.574407	16.158843	10.87%	2,202
2004	9.945321	12.328183	23.96%	1,630
2003	13.954638	9.945321	-28.73%	1,775
2002	20.572328	13.954638	-32.17%	2,002
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	146
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.368465	11.334165	-0.30%	35
2010	10.950340	11.368465	3.82%	36
2009*	10.000000	10.950340	9.50%	123
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.655520	13.949036	10.22%	0
2010	11.860177	12.655520	6.71%	0
2009	10.153568	11.860177	16.81%	0
2008	11.064532	10.153568	-8.23%	0
2007	10.132387	11.064532	9.20%	0
2006*	10.000000	10.132387	1.32%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.830702	14.143480	2.26%	0
2010	12.961276	13.830702	6.71%	0
2009	11.516424	12.961276	12.55%	0
2008	11.139136	11.516424	3.39%	0
2007	10.379205	11.139136	7.32%	0
2006*	10.000000	10.379205	3.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.004024	0.04%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.650700	10.975482	-13.24%	0
2010	9.862318	12.650700	28.27%	0
2009	6.322436	9.862318	55.99%	0
2008	11.291953	6.322436	-44.01%	0
2007	11.003808	11.291953	2.62%	0
2006*	10.000000	11.003808	10.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544560	11.488675	8.95%	0
2010*	10.000000	10.544560	5.45%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.989038	11.459146	4.28%	0
2010	10.391310	10.989038	5.75%	0
2009	9.602059	10.391310	8.22%	0
2008	10.834137	9.602059	-11.37%	100
2007	10.409923	10.834137	4.08%	144
2006*	10.000000	10.409923	4.10%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.243765	40.402661	5.65%	0
2010	35.306707	38.243765	8.32%	0
2009	27.472344	35.306707	28.52%	0
2008	32.737222	27.472344	-16.08%	36
2007	31.136832	32.737222	5.14%	36
2006	28.469072	31.136832	9.37%	100
2005	25.695091	28.469072	10.80%	101
2004	18.742335	23.653460	26.20%	100
2003	17.385852	18.742335	7.80%	15
2002	16.000072	17.385852	8.66%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.520910	12.854527	-4.93%	0
2010	12.962191	13.520910	4.31%	0
2009	9.909413	12.962191	30.81%	0
2008	18.131384	9.909413	-45.35%	0
2007	16.032327	18.131384	13.09%	0
2006	12.980403	16.032327	23.51%	0
2005	11.840306	12.980403	9.63%	0
2004	8.125827	10.219258	25.76%	0
2003*	10.000000	8.125827	-18.74%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.762017	39.406309	-26.70%	201
2010	42.943373	53.762017	25.19%	201
2009	20.409502	42.943373	110.41%	201
2008	58.713950	20.409502	-65.24%	201
2007	43.230067	58.713950	35.82%	201
2006	31.398017	43.230067	37.68%	201
2005	24.099223	31.398017	30.29%	201
2004	12.744182	19.394982	52.19%	324
2003	13.298062	12.744182	-4.17%	330
2002	13.722894	13.298062	-3.10%	127
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.419739	47.351010	-17.54%	0
2010	45.015030	57.419739	27.56%	0
2009	28.951032	45.015030	55.49%	0
2008	54.446893	28.951032	-46.83%	0
2007	37.953355	54.446893	43.46%	0
2006	30.886919	37.953355	22.88%	0
2005	20.631596	30.886919	49.71%	0
2004	11.774488	16.826365	42.91%	0
2003	12.277582	11.774488	-4.10%	0
2002	13.891206	12.277582	-11.62%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.375138	15.419739	-5.83%	0
2010	13.086941	16.375138	25.13%	0
2009*	10.000000	13.086941	30.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.893002	9.819678	-9.85%	1,400
2010	8.722650	10.893002	24.88%	1,376
2009	6.198064	8.722650	40.73%	5,021
2008*	10.000000	6.198064	-38.02%	1,790
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.677558	13.975831	10.24%	12,082
2010	12.225190	12.677558	3.70%	11,583
2009	11.243940	12.225190	8.73%	11,577
2008	11.581808	11.243940	-2.92%	16,145
2007	10.723102	11.581808	8.01%	10,704
2006	10.699603	10.723102	0.22%	9,677
2005	10.678747	10.699603	0.20%	8,287
2004	10.230418	10.678747	4.38%	4,994
2003*	10.000000	10.230418	2.30%	888
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.068760	13.293928	1.72%	3,051
2010	11.605666	13.068760	12.61%	3,385
2009	9.961739	11.605666	16.50%	5,028
2008	15.437641	9.961739	-35.47%	5,749
2007	15.660629	15.437641	-1.42%	5,605
2006	13.557656	15.660629	15.51%	6,629
2005	13.134404	13.557656	3.22%	5,586
2004	11.783152	13.134404	11.47%	6,286
2003	9.233843	11.783152	27.61%	3,581
2002	11.609139	9.233843	-20.46%	799
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.760559	13.675763	-13.23%	0
2010	14.101544	15.760559	11.76%	0
2009	10.686293	14.101544	31.96%	0
2008	19.632988	10.686293	-45.57%	0
2007	16.858919	19.632988	16.45%	0
2006	13.668353	16.858919	23.34%	0
2005	12.233397	13.668353	11.73%	0
2004	10.790402	12.233397	13.37%	0
2003	8.784787	10.790402	22.83%	0
2002	11.183425	8.784787	-21.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.988741	11.745193	-2.03%	1,495
2010	10.190630	11.988741	17.64%	2,325
2009	7.949586	10.190630	28.19%	1,646
2008	10.652040	7.949586	-25.37%	2,591
2007	11.053441	10.652040	-3.63%	2,286
2006*	10.000000	11.053441	10.53%	805

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.189175	19.122698	-0.35%	0
2010	17.149628	19.189175	11.89%	0
2009	14.503440	17.149628	18.25%	11,785
2008	20.078494	14.503440	-27.77%	14,811
2007	21.457342	20.078494	-6.43%	17,280
2006	18.330797	21.457342	17.06%	22,871
2005	17.690426	18.330797	3.62%	11,196
2004	15.684387	17.690426	12.79%	6,866
2003	12.328634	15.684387	27.22%	4,225
2002	14.302552	12.328634	-13.80%	2,497
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.067152	12.421855	-4.94%	3,062
2010	12.067934	13.067152	8.28%	491
2009*	10.000000	12.067934	20.68%	10
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.176213	15.056008	-0.79%	14,448
2010	12.226094	15.176213	24.13%	19,144
2009	9.912640	12.226094	23.34%	22,962
2008	14.544896	9.912640	-31.85%	25,232
2007	14.842255	14.544896	-2.00%	46,135
2006	13.149784	14.842255	12.87%	58,256
2005	12.430106	13.149784	5.79%	50,429
2004	10.337754	12.430106	20.24%	35,310
2003	7.605654	10.337754	35.92%	10,171
2002*	10.000000	7.605654	-23.94%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357968	11.305934	-0.46%	350
2010	10.027613	11.357968	13.27%	646
2009	7.599551	10.027613	31.95%	860
2008	11.747891	7.599551	-35.31%	886
2007	11.049299	11.747891	6.32%	963
2006	10.256425	11.049299	7.73%	1,026
2005	10.033608	10.256425	2.22%	1,487
2004	9.576172	10.033608	4.78%	1,059
2003	7.703845	9.576172	24.30%	531
2002	10.990787	7.703845	-29.91%	210
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.011532	13.077254	0.51%	153,861
2010	11.485265	13.011532	13.29%	253,893
2009	9.215577	11.485265	24.63%	346,945
2008	14.861839	9.215577	-37.99%	439,821
2007	14.314078	14.861839	3.83%	512,295
2006	12.562472	14.314078	13.94%	518,534
2005	12.163248	12.562472	3.28%	421,048
2004	11.143887	12.163248	9.15%	262,398
2003	8.800186	11.143887	26.63%	108,695
2002	11.490304	8.800186	-23.41%	4,299

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521692	15.617148	7.54%	8,940
2010	12.765013	14.521692	13.76%	6,883
2009	10.557930	12.765013	20.90%	7,426
2008	15.192008	10.557930	-30.50%	7,258
2007	14.375687	15.192008	5.68%	6,117
2006	12.510464	14.375687	14.91%	5,345
2005	12.149293	12.510464	2.97%	4,160
2004	11.723937	12.149293	3.63%	2,034
2003	9.807948	11.723937	19.54%	1,312
2002	11.937596	9.807948	-17.84%	1,076
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.042727	16.186390	0.90%	2,997
2010	14.987624	16.042727	7.04%	2,980
2009	12.614835	14.987624	18.81%	3,168
2008	13.792665	12.614835	-8.54%	3,361
2007	13.268123	13.792665	3.95%	3,649
2006	12.912779	13.268123	2.75%	4,036
2005	12.921360	12.912779	-0.07%	6,197
2004	12.640599	12.921360	2.22%	2,836
2003	12.244728	12.640599	3.23%	731
2002	11.355438	12.244728	7.83%	138
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.338883	11.154354	-1.63%	0
2010	10.195394	11.338883	11.22%	0
2009	8.324343	10.195394	22.48%	0
2008	11.262606	8.324343	-26.09%	0
2007	10.508981	11.262606	7.17%	0
2006*	10.000000	10.508981	5.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900559	10.632757	-2.46%	1,256
2010	9.648611	10.900559	12.98%	3,172
2009	7.595069	9.648611	27.04%	4,098
2008	11.442011	7.595069	-33.62%	6,371
2007	10.528964	11.442011	8.67%	2,052
2006*	10.000000	10.528964	5.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486471	10.066257	-4.01%	3,783
2010	9.163717	10.486471	14.43%	3,928
2009	7.069088	9.163717	29.63%	6,316
2008	11.572273	7.069088	-38.91%	8,121
2007	10.549111	11.572273	9.70%	6,227
2006*	10.000000	10.549111	5.49%	14,601

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.654363	19.838769	-3.95%	0
2010	17.878120	20.654363	15.53%	0
2009	13.358484	17.878120	33.83%	101,196
2008	23.597432	13.358484	-43.39%	107,362
2007	20.357800	23.597432	15.91%	123,819
2006	18.492427	20.357800	10.09%	131,553
2005	16.041996	18.492427	15.28%	73,251
2004	14.098807	16.041996	13.78%	20,371
2003	11.134608	14.098807	26.62%	8,233
2002	12.461548	11.134608	-10.65%	3,437
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.365409	9.694050	-6.48%	33,820
2010	8.817909	10.365409	17.55%	42,906
2009	6.057053	8.817909	45.58%	32,359
2008	13.466625	6.057053	-55.02%	30,475
2007	9.373560	13.466625	43.67%	36,825
2006*	10.000000	9.373560	-6.26%	585
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.558594	14.485799	-0.50%	16,361
2010	12.822952	14.558594	13.54%	17,102
2009	9.996397	12.822952	28.28%	18,691
2008	17.686387	9.996397	-43.48%	19,328
2007	17.679134	17.686387	0.04%	18,930
2006	14.923707	17.679134	18.46%	18,929
2005	14.303761	14.923707	4.33%	16,116
2004	13.017728	14.303761	9.88%	10,470
2003	10.133398	13.017728	28.46%	4,220
2002	12.375831	10.133398	-18.12%	1,116
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.551006	9.627763	0.80%	0
2010	7.829580	9.551006	21.99%	0
2009	5.446575	7.829580	43.75%	1,178
2008	12.286083	5.446575	-55.67%	1,264
2007	10.122583	12.286083	21.37%	1,193
2006	9.744182	10.122583	3.88%	1,130
2005	9.073103	9.744182	7.40%	1,060
2004	8.590785	9.073103	5.61%	1,269
2003	6.716136	8.590785	27.91%	1,192
2002	8.719070	6.716136	-22.97%	1,080
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.651861	12.499038	-1.21%	16,432
2010	10.337912	12.651861	22.38%	21,229
2009	8.177572	10.337912	26.42%	21,351
2008	15.710359	8.177572	-47.95%	21,284
2007	12.553328	15.710359	25.15%	16,082
2006	11.922071	12.553328	5.29%	16,472
2005	11.435966	11.922071	4.25%	17,615
2004	11.226098	11.435966	1.87%	140,001
2003	8.570136	11.226098	30.99%	3,771
2002	12.446254	8.570136	-31.14%	1,920

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.609972	13.953786	2.53%	2,300
2010	12.124453	13.609972	12.25%	4,462
2009	8.548305	12.124453	41.83%	5,776
2008	11.563598	8.548305	-26.08%	7,197
2007	11.419344	11.563598	1.26%	13,757
2006	10.411407	11.419344	9.68%	24,706
2005	10.293759	10.411407	1.14%	18,332
2004	9.532130	10.293759	7.99%	10,370
2003	7.610038	9.532130	25.26%	3,458
2002	7.444808	7.610038	2.22%	140
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.542627	11.842105	2.59%	4,369
2010	10.294121	11.542627	12.13%	6,406
2009	7.249915	10.294121	41.99%	10,606
2008	9.796088	7.249915	-25.99%	3,385
2007*	10.000000	9.796088	-2.04%	2,806
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.828733	13.568328	5.77%	13,257
2010	12.076844	12.828733	6.23%	14,594
2009	10.583295	12.076844	14.11%	17,218
2008	11.099433	10.583295	-4.65%	18,126
2007	10.797409	11.099433	2.80%	18,385
2006	10.493546	10.797409	2.90%	17,607
2005	10.419995	10.493546	0.71%	11,913
2004	10.125285	10.419995	2.91%	8,034
2003*	10.000000	10.125285	1.25%	326
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.746913	10.346673	-11.92%	9,468
2010	9.251935	11.746913	26.97%	10,368
2009	6.698216	9.251935	38.13%	9,762
2008	11.224769	6.698216	-40.33%	8,874
2007	9.853242	11.224769	13.92%	8,528
2006*	10.000000	9.853242	-1.47%	3,805
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.020275	13.081522	-18.34%	611
2010	14.372058	16.020275	11.47%	611
2009	11.522435	14.372058	24.73%	611
2008	20.807759	11.522435	-44.62%	615
2007	17.997284	20.807759	15.62%	615
2006	15.467025	17.997284	16.36%	615
2005	13.177961	15.467025	17.37%	615
2004	11.770648	13.177961	11.96%	615
2003	8.331809	11.770648	41.27%	615
2002	10.602942	8.331809	-21.42%	632

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.865051	12.127312	-18.42%	8,181
2010	13.333633	14.865051	11.49%	9,364
2009	10.685482	13.333633	24.78%	9,728
2008	19.300799	10.685482	-44.64%	10,149
2007	16.691229	19.300799	15.63%	15,639
2006	14.344227	16.691229	16.36%	14,547
2005	12.226160	14.344227	17.32%	12,826
2004	10.919656	12.226160	11.96%	10,004
2003	7.726686	10.919656	41.32%	5,056
2002*	10.000000	7.726868	-22.73%	206
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.680826	13.201500	-10.08%	3,280
2010	11.768316	14.680826	24.75%	5,317
2009	7.579168	11.768316	55.27%	5,040
2008	15.736301	7.579168	-51.84%	6,835
2007	15.106887	15.736301	4.17%	9,634
2006	13.178479	15.106887	14.63%	8,944
2005	13.025568	13.178479	1.17%	4,925
2004	11.583541	13.025568	12.45%	3,581
2003	7.441418	11.583541	55.66%	916
2002*	10.000000	7.441418	-25.59%	59
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.738165	11.856123	1.00%	4,757
2010	10.560423	11.738165	11.15%	4,738
2009	7.894728	10.560423	33.77%	2,199
2008	11.376790	7.894728	-30.61%	2,489
2007	11.115728	11.376790	2.35%	1,733
2006*	10.000000	11.115728	11.16%	1,718
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412660	9.886094	-5.06%	2,070
2010	8.231833	10.412660	26.49%	5,422
2009	6.460770	8.231833	27.41%	9,061
2008	9.777596	6.460770	-33.92%	6,569
2007	10.153798	9.777596	-3.71%	2,992
2006*	10.000000	10.153798	1.54%	659
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218340	8.953922	-2.87%	254
2010	8.475367	9.218340	8.77%	248
2009	6.595954	8.475367	28.49%	192
2008*	10.000000	6.595954	-34.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.481496	10.360438	-16.99%	324
2010	10.766565	12.481496	15.93%	590
2009	6.321955	10.766565	70.30%	813
2008	13.540865	6.321955	-53.31%	1,376
2007	10.666212	13.540865	26.95%	1,280
2006*	10.000000	10.666212	6.66%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.426648	13.629146	-11.65%	0
2010	14.389319	15.426648	7.21%	0
2009	10.620386	14.389319	35.49%	0
2008	18.013780	10.620386	-41.04%	0
2007	15.771497	18.013780	14.22%	0
2006	13.136416	15.771497	20.06%	0
2005	12.052978	13.136416	8.99%	0
2004	10.278099	12.052978	17.27%	0
2003	7.860031	10.278099	30.76%	0
2002*	10.000000	7.860031	-21.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.520509	9.270384	-11.88%	589
2010	9.837385	10.520509	6.94%	1,188
2009	7.268362	9.837385	35.35%	1,237
2008	12.360786	7.268362	-41.20%	7,558
2007	10.854263	12.360786	13.88%	5,238
2006*	10.000000	10.854263	8.54%	2,382
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.837090	15.494107	-2.17%	2,856
2010	14.035512	15.837090	12.84%	2,827
2009	11.987524	14.035512	17.08%	2,365
2008	11.441428	11.987524	4.77%	7,494
2007	10.446327	11.441428	9.53%	675
2006*	10.000000	10.446327	4.46%	601
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.215975	8.485310	-16.94%	0
2010	8.951281	10.215975	14.13%	0
2009	7.578555	8.951281	18.11%	0
2008	12.468578	7.578555	-39.22%	0
2007	11.608696	12.468578	7.41%	0
2006*	10.000000	11.608696	16.09%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.395338	8.867734	-5.62%	0
2010	7.669714	9.395338	22.50%	0
2009	5.400494	7.669714	42.02%	0
2008	9.118956	5.400494	-40.78%	0
2007	10.320878	9.118956	-11.65%	0
2006*	10.000000	10.320878	3.21%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.180762	11.102264	-0.70%	0
2010	10.250996	11.180762	9.07%	0
2009	8.271398	10.250996	23.93%	0
2008	11.517362	8.271398	-28.18%	0
2007	11.010997	11.517362	4.60%	0
2006*	10.000000	11.010997	10.11%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.594846	9.997819	-5.64%	0
2010	9.209575	10.594846	15.04%	0
2009	7.018770	9.209575	31.21%	0
2008	11.555230	7.018770	-39.26%	0
2007	11.393429	11.555230	1.42%	0
2006*	10.000000	11.393429	13.93%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.277168	14.079678	-1.38%	0
2010	12.537717	14.277168	13.87%	0
2009	7.356950	12.537717	70.42%	0
2008	10.650762	7.356950	-30.93%	0
2007	10.577747	10.650762	0.69%	0
2006*	10.000000	10.577747	5.78%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168176	12.392098	-5.89%	0
2010	10.951541	13.168176	20.24%	0
2009	7.119358	10.951541	53.83%	0
2008	11.751183	7.119358	-39.42%	0
2007	10.805147	11.751183	8.76%	0
2006*	10.000000	10.805147	8.05%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.579476	11.479898	-8.74%	0
2010	10.824826	12.579476	16.21%	0
2009	7.623979	10.824826	41.98%	0
2008	10.803640	7.623979	-29.43%	0
2007	10.752333	10.803640	0.48%	0
2006*	10.000000	10.752333	7.52%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.607057	9.291945	-3.28%	0
2010	7.485480	9.607057	28.34%	0
2009	5.612552	7.485480	33.37%	0
2008	10.780612	5.612552	-47.94%	0
2007	10.348974	10.780612	4.17%	0
2006*	10.000000	10.348974	3.49%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.408083	8.880223	-5.61%	0
2010	8.175667	9.408083	15.07%	0
2009	6.218075	8.175667	31.48%	0
2008	10.016465	6.218075	-37.92%	0
2007	10.823320	10.016465	-7.45%	0
2006*	10.000000	10.823320	8.23%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849737	11.126323	2.55%	0
2010	10.445282	10.849737	3.87%	0
2009	8.293118	10.445282	25.95%	0
2008	11.777393	8.293118	-29.58%	0
2007	10.674020	11.777393	10.34%	0
2006*	10.000000	10.674020	6.74%	0

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.756542	8.998594	-7.77%	0
2010	8.416033	9.756542	15.93%	0
2009	6.486273	8.416033	29.75%	0
2008	11.878721	6.486273	-45.40%	0
2007	12.748349	11.878721	-6.82%	0
2006*	10.000000	12.748349	27.48%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.552670	17.068799	-8.00%	0
2010	16.662980	18.552670	11.34%	0
2009	12.489403	16.662980	33.42%	0
2008	21.235572	12.489403	-41.19%	0
2007	18.765492	21.235572	13.16%	0
2006	14.833478	18.765492	26.51%	0
2005	12.750019	14.833478	16.34%	0
2004	10.422497	12.750019	22.23%	0
2003	8.185996	10.422497	27.32%	0
2002*	10.000000	8.185996	-18.14%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.089227	21.136731	-8.46%	5,763
2010	21.536641	23.089227	7.21%	5,330
2009	17.458570	21.536641	23.36%	4,798
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.615212	8.827190	-8.20%	9,738
2010	9.153635	9.615212	5.04%	14,628
2009	6.354726	9.153635	44.04%	16,282
2008	11.567341	6.354726	-45.06%	24,182
2007	8.582315	11.567341	34.78%	20,162
2006	7.972641	8.582315	7.65%	19,045
2005	7.179879	7.972641	11.04%	17,360
2004	6.169559	7.179879	16.38%	17,198
2003	5.201491	6.169559	18.61%	12,979
2002	6.271720	5.201491	-17.06%	4,701
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.953177	4.463381	-9.89%	1,647
2010	4.036206	4.953177	22.72%	1,647
2009	2.607720	4.036206	54.78%	1,647
2008	4.718130	2.607720	-44.73%	1,657
2007	3.930244	4.718130	20.05%	1,657
2006	3.694652	3.930244	6.38%	1,657
2005	3.357287	3.694652	10.05%	1,657
2004	3.384068	3.357287	-0.79%	3,989
2003	2.341922	3.384068	44.50%	3,989
2002	4.019173	2.341922	-41.73%	4,009

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.145500	11.444515	-33.25%	0
2010	13.901995	17.145500	23.33%	0
2009	7.869575	13.901995	76.65%	0
2008	16.699513	7.869575	-52.88%	6
2007	13.255546	16.699513	44.66%	6
2006	9.141690	13.255546	45.00%	6
2005	7.023167	9.141690	30.16%	6
2004	5.998356	7.023167	17.08%	2,429
2003	4.519598	5.998356	32.72%	2,429
2002	6.171086	4.519598	-26.76%	2,429
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.327528	14.439939	0.78%	3,630
2010	11.764239	14.327528	21.79%	11,673
2009	9.412391	11.764239	24.99%	11,820
2008	14.285188	9.412391	-34.11%	11,917
2007	14.134939	14.285188	1.06%	13,899
2006	12.262752	14.134939	15.27%	20,484
2005	11.381571	12.262752	7.74%	22,811
2004*	10.000000	11.381571	13.82%	4,296
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322888	10.136310	-1.81%	2,542
2010	9.408753	10.322888	9.72%	4,624
2009	7.788820	9.408753	20.80%	5,802
2008	11.739304	7.788820	-33.65%	4,525
2007	11.060891	11.739304	6.13%	1,247
2006*	10.000000	11.060891	10.61%	1,469
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746091	10.412896	-3.10%	508
2010*	10.000000	10.746091	7.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.845440	7.686291	-2.03%	633
2010	6.669101	7.845440	17.64%	852
2009	5.065003	6.669101	31.67%	894
2008	8.376797	5.065003	-39.54%	1,236
2007	7.103661	8.376797	17.92%	812
2006	6.782293	7.103661	4.74%	1,012
2005	6.455208	6.782293	5.07%	939
2004	6.050040	6.455208	6.70%	685
2003	4.620133	6.050040	30.95%	599
2002	6.570618	4.620133	-29.68%	130
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.936878	13.838017	-0.71%	16,151
2010	12.451066	13.936878	11.93%	16,509
2009*	10.000000	12.451066	24.51%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209472	10.165503	-0.43%	13,433
2010	9.238844	10.209472	10.51%	15,880
2009	7.588470	9.238844	21.75%	15,497
2008	10.954073	7.588470	-30.72%	14,596
2007	10.462278	10.954073	4.70%	10,954
2006*	10.000000	10.462278	4.62%	10,423
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.912484	11.381759	4.30%	108
2010	10.436622	10.912484	4.56%	108
2009	9.433308	10.436622	10.64%	455
2008	10.609831	9.433308	-11.09%	438
2007	10.444352	10.609831	1.58%	2,434
2006*	10.000000	10.444352	4.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.254382	10.069132	-10.53%	4,830
2010	10.249994	11.254382	9.80%	5,070
2009	7.337562	10.249994	39.69%	9,290
2008	12.121527	7.337562	-39.47%	6,700
2007	10.744833	12.121527	12.81%	3,711
2006*	10.000000	10.744833	7.45%	2,456
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.960000	9.365156	-5.97%	14,119
2010	8.542120	9.960000	16.60%	24,687
2009	6.239296	8.542120	36.91%	28,299
2008	11.337557	6.239296	-44.97%	29,608
2007	10.271422	11.337557	10.38%	11,138
2006*	10.000000	10.271422	2.71%	7,721
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.453715	8.153379	-3.55%	3,681
2010	7.721847	8.453715	9.48%	1,348
2009	5.989361	7.721847	28.93%	1,462
2008	9.802828	5.989361	-38.90%	1,448
2007*	10.000000	9.802828	-1.97%	517
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.716897	17.121352	2.42%	604
2010	14.975621	16.716897	11.63%	810
2009	10.397663	14.975621	44.03%	810
2008	14.636808	10.397663	-28.96%	888
2007	14.387216	14.636808	1.73%	5,317
2006	13.185444	14.387216	9.11%	8,065
2005	13.054643	13.185444	1.00%	9,716
2004	12.019681	13.054643	8.61%	9,348
2003	9.964745	12.019681	20.62%	2,671
2002	9.785504	9.964745	1.83%	17

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.235892	13.554747	2.41%	4,492
2010	11.856601	13.235892	11.63%	6,717
2009	8.227523	11.856601	44.11%	8,381
2008	11.599384	8.227523	-29.07%	7,922
2007	11.397886	11.599384	1.77%	10,539
2006	10.446260	11.397886	9.11%	8,078
2005*	10.000000	10.446260	4.46%	4,766
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.837654	7.705574	-12.81%	13,347
2010	7.749115	8.837654	14.05%	15,220
2009	5.135407	7.749115	50.90%	20,905
2008*	10.000000	5.135407	-48.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.685356	9.251044	-4.48%	2,245
2010	7.944449	9.685356	21.91%	4,235
2009	6.122477	7.944449	29.76%	6,728
2008*	10.000000	6.122477	-38.78%	8,951
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	468
2009	6.355008	8.099592	27.45%	0
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192308	9.919751	-2.67%	13,718
2010	9.357952	10.192308	8.92%	38
2009	7.916818	9.357952	18.20%	0
2008*	10.000000	7.916818	-20.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.771043	9.307046	-4.75%	0
2010	8.812871	9.771043	10.87%	0
2009	7.194892	8.812871	22.49%	0
2008*	10.000000	7.194892	-28.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.650655	10.655439	0.04%	0
2010	10.108923	10.650655	5.36%	0
2009	9.066730	10.108923	11.49%	0
2008*	10.000000	9.066730	-9.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.982416	9.618214	-3.65%	1,217
2010	9.085842	9.982416	9.87%	1,170
2009	7.552592	9.085842	20.30%	22,849
2008*	10.000000	7.552592	-24.47%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.536164	8.968194	-5.96%	614
2010	8.531026	9.536164	11.78%	894
2009	6.831944	8.531026	24.87%	3,281
2008*	10.000000	6.831944	-31.68%	653
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360114	10.192902	-1.61%	0
2010	9.631751	10.360114	7.56%	0
2009	8.296674	9.631751	16.09%	774
2008*	10.000000	8.296674	-17.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169967	11.746298	5.16%	4,475
2010	10.576480	11.169967	5.61%	875
2009	9.855478	10.576480	7.32%	2,155
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.054199	12.611065	4.62%	0
2010	11.302080	12.054199	6.65%	0
2009	9.839470	11.302080	14.86%	613
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.718880	19.695139	-23.42%	0
2010	22.440645	25.718880	14.61%	0
2009	13.928802	22.440645	61.11%	0
2008	33.429532	13.928802	-58.33%	0
2007	23.278840	33.429532	43.60%	0
2006	17.259135	23.278840	34.88%	0
2005	13.189746	17.259135	30.85%	0
2004	11.073210	13.189746	19.11%	0
2003	6.791842	11.073210	63.04%	0
2002	8.121795	6.791842	-16.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.384890	21.731796	-23.44%	5,953
2010	24.758534	28.384890	14.65%	7,212
2009	15.351464	24.758534	61.28%	7,825
2008	36.903183	15.351464	-58.40%	8,795
2007	25.703155	36.903183	43.57%	14,131
2006	19.066801	25.703155	34.81%	6,604
2005	14.569246	19.066801	30.87%	3,451
2004	12.229998	14.569246	19.13%	1,915
2003	7.503370	12.229998	62.99%	461
2002*	10.000000	7.503370	-24.97%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.276366	16.164092	5.81%	9,303
2010	14.778718	15.276366	3.37%	12,497
2009	14.588744	14.778718	1.30%	15,284
2008	13.728590	14.588744	6.27%	27,711
2007	12.987757	13.728590	5.70%	38,702
2006	12.739345	12.987757	1.95%	33,059
2005	12.505084	12.739345	1.87%	24,749
2004	12.275758	12.505084	1.87%	10,149
2003	12.199721	12.275758	0.62%	2,937
2002	11.142753	12.199721	9.49%	507
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.777490	10.484212	-10.98%	854
2010	10.537955	11.777490	11.76%	0
2009	8.234631	10.537955	27.97%	0
2008	15.474531	8.234631	-46.79%	0
2007	12.338107	15.474531	25.42%	0
2006	9.405787	12.338107	31.18%	0
2005	7.322103	9.405787	28.46%	0
2004	6.499712	7.322103	12.65%	0
2003	4.858005	6.499712	33.79%	0
2002	6.488671	4.858005	-25.13%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.798086	16.733973	-10.98%	4,778
2010	16.822765	18.798086	11.74%	8,607
2009	13.150894	16.822765	27.92%	9,823
2008	24.705460	13.150894	-46.77%	9,265
2007	19.697626	24.705460	25.42%	6,132
2006	15.017832	19.697626	31.16%	6,623
2005	11.694054	15.017832	28.42%	1,968
2004	10.366220	11.694054	12.81%	270
2003	7.764530	10.366220	33.51%	0
2002*	10.000000	7.764530	-22.35%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.846856	7.606187	-14.02%	319
2010	8.350063	8.846856	5.95%	466
2009	6.581420	8.350063	26.87%	318
2008	11.723228	6.581420	-43.86%	265
2007	10.864484	11.723228	7.90%	47
2006*	10.000000	10.864484	8.64%	47
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656755	12.943096	-5.23%	48,062
2010	12.076832	13.656755	13.08%	56,711
2009	9.623865	12.076832	25.49%	59,729
2008	15.446943	9.623865	-37.70%	70,269
2007	14.778924	15.446943	4.52%	70,582
2006	12.818377	14.778924	15.29%	54,073
2005	12.038453	12.818377	6.48%	22,509
2004	10.702064	12.038453	12.49%	9,661
2003	8.226725	10.702064	30.09%	3,585
2002*	10.000000	8.226725	-17.73%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.496296	12.437013	-0.47%	466
2010	11.535143	12.496296	8.33%	421
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.366494	13.063036	-2.27%	1,860
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.611921	12.806695	1.54%	3,937
2010	12.073063	12.611921	4.46%	4,462
2009	11.219083	12.073063	7.61%	5,425
2008	12.101477	11.219083	-7.29%	4,317
2007	11.641531	12.101477	3.95%	4,318
2006	11.115251	11.641531	4.73%	2,566
2005	10.906285	11.115251	1.92%	4,478
2004	10.564049	10.906285	3.24%	4,136
2003	9.923961	10.564049	6.45%	2,518
2002*	10.000000	9.923961	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.390343	13.204604	-1.39%	47,716
2010	12.237903	13.390343	9.42%	56,941
2009	10.412824	12.237903	17.53%	61,139
2008	13.743287	10.412824	-24.23%	59,290
2007	13.186120	13.743287	4.23%	62,597
2006	12.003325	13.186120	9.85%	70,077
2005	11.549873	12.003325	3.93%	52,711
2004	10.688646	11.549873	8.06%	15,298
2003	9.025163	10.688646	18.43%	5,007
2002*	10.000000	9.025163	-9.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.693488	13.221717	-3.45%	59,080
2010	12.301916	13.693488	11.31%	66,585
2009	10.024929	12.301916	22.71%	88,346
2008	14.811897	10.024929	-32.32%	88,891
2007	14.145692	14.811897	4.71%	81,376
2006	12.518467	14.145692	13.00%	81,391
2005	11.851157	12.518467	5.63%	60,564
2004	10.717277	11.851157	10.58%	16,745
2003	8.578257	10.717277	24.94%	1,138
2002*	10.000000	8.578257	-14.22%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.179063	13.269686	0.69%	22,000
2010	12.310900	13.179063	7.05%	28,375
2009	10.893172	12.310900	13.01%	30,222
2008	12.997689	10.893172	-16.19%	32,809
2007	12.447195	12.997689	4.42%	31,734
2006	11.636906	12.447195	6.96%	22,908
2005	11.289284	11.636906	3.08%	11,029
2004	10.679239	11.289284	5.71%	307
2003	9.521061	10.679239	12.16%	0
2002*	10.000000	9.521061	-4.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.890956	13.397708	-3.55%	80,904
2010	12.942074	13.890956	7.33%	125,873
2009*	10.000000	12.942074	29.42%	11
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.428840	26.370825	-3.86%	14,486
2010	22.031318	27.428840	24.50%	22,959
2009	16.330450	22.031318	34.91%	28,870
2008	26.054702	16.330450	-37.32%	31,943
2007	24.556798	26.054702	6.10%	34,496
2006	22.651820	24.556798	8.41%	39,273
2005	20.482702	22.651820	10.59%	26,352
2004	17.940543	20.482702	14.17%	13,148
2003	13.505833	17.940543	32.84%	4,655
2002	16.164624	13.505833	-16.45%	209
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.637084	11.480419	-1.35%	52,087
2010	11.796315	11.637084	-1.35%	44,420
2009	11.952729	11.796315	-1.31%	67,201
2008	11.872477	11.952729	0.68%	108,034
2007	11.485385	11.872477	3.37%	34,099
2006	11.137564	11.485385	3.12%	25,346
2005	10.996174	11.137564	1.29%	29,440
2004	11.056941	10.996174	-0.55%	19,763
2003	11.138565	11.056941	-0.73%	573
2002	11.155845	11.138565	-0.15%	497
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.876876	16.532028	4.13%	3,024
2010	14.553266	15.876876	9.09%	4,761
2009	11.860742	14.553266	22.70%	6,370
2008	14.536664	11.860742	-18.41%	6,093
2007	14.085245	14.536664	3.20%	9,346
2006	13.618583	14.085245	3.43%	9,986
2005	13.509902	13.618583	0.80%	11,943
2004	12.854836	13.509902	5.10%	3,412
2003	11.622486	12.854836	10.60%	149
2002	10.989466	11.622486	5.76%	36

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.151118	13.553599	-10.54%	0
2010	13.455985	15.151118	12.60%	0
2009*	10.000000	13.455985	34.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.214979	8.239306	-10.59%	4,226
2010	8.191216	9.214979	12.50%	7,873
2009	6.084812	8.191216	34.62%	10,640
2008*	10.000000	6.084812	-39.15%	8,536
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.779675	13.058504	-17.24%	2,535
2010	15.074088	15.779675	4.68%	2,503
2009	11.768783	15.074088	28.09%	3,115
2008	22.230070	11.768783	-47.06%	5,363
2007	21.894163	22.230070	1.53%	8,515
2006	18.080291	21.894163	21.09%	10,181
2005	16.355551	18.080291	10.55%	6,427
2004	13.786097	16.355551	18.64%	2,461
2003*	10.000000	13.786097	37.86%	2
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.201018	8.813259	-4.21%	20,404
2010	8.074482	9.201018	13.95%	24,782
2009	6.306937	8.074482	28.03%	10,196
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420399	9.680650	-7.10%	506
2010*	10.000000	10.420399	4.20%	635
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.795065	8.147953	-7.36%	206
2010	7.907475	8.795065	11.22%	515
2009	6.291166	7.907475	25.69%	490
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.763175	9.224248	-5.52%	22,900
2010	7.803801	9.763175	25.11%	29,663
2009	6.222846	7.803801	25.41%	31,381
2008*	10.000000	6.222846	-37.77%	2,743
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.172277	9.802270	-3.64%	10,128
2010	8.619231	10.172277	18.02%	13,337
2009	6.696728	8.619231	28.71%	13,443
2008*	10.000000	6.696728	-33.03%	6,151

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.934498	13.657634	-1.99%	2,227
2010	11.259668	13.934498	23.76%	5,347
2009	8.954701	11.259668	25.74%	4,482
2008	16.941859	8.954701	-47.14%	5,000
2007	15.649135	16.941859	8.26%	3,372
2006	15.369821	15.649135	1.82%	4,131
2005	14.413376	15.369821	6.64%	3,572
2004	12.882319	14.413376	11.88%	2,256
2003	9.725788	12.882319	32.46%	752
2002	14.778663	9.725788	-34.19%	525
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.823421	30.739299	-6.35%	3,597
2010	26.280420	32.823421	24.90%	5,798
2009	21.106873	26.280420	24.51%	6,892
2008	31.535594	21.106873	-33.07%	6,786
2007	34.336874	31.535594	-8.16%	6,973
2006	29.673774	34.336874	15.71%	7,164
2005	29.181930	29.673774	1.69%	4,532
2004	25.218705	29.181930	15.72%	2,850
2003	16.297452	25.218705	54.74%	750
2002	22.681958	16.297452	-28.15%	26
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.020726	26.106504	-6.83%	1,951
2010	22.665147	28.020726	23.63%	3,764
2009	17.056405	22.665147	32.88%	4,000
2008	27.972742	17.056405	-39.02%	5,196
2007	27.765664	27.972742	0.75%	7,017
2006	25.120487	27.765664	10.53%	7,896
2005	22.670814	25.120487	10.81%	5,565
2004	19.308104	22.670814	17.42%	2,265
2003	13.879545	19.308104	39.11%	85
2002	17.018889	13.879545	-18.45%	44
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.002966	11.903878	-0.83%	5,150
2010	10.724675	12.002966	11.92%	9,035
2009	8.621508	10.724675	24.39%	11,696
2008	14.953776	8.621508	-42.35%	14,269
2007	14.013068	14.953776	6.71%	14,238
2006	12.500702	14.013068	12.10%	13,266
2005	11.793631	12.500702	6.00%	10,060
2004	10.892809	11.793631	8.27%	6,551
2003	8.659317	10.892809	25.79%	1,439
2002	10.621089	8.659317	-18.47%	1,340
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274797	9.744667	5.07%	31,366
2010	7.221893	9.274797	28.43%	46,433
2009	5.595431	7.221893	29.07%	54,664
2008*	10.000000	5.595431	-44.05%	96

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519687	10.512764	-0.07%	1,226
2010	10.411702	10.519687	1.04%	1,510
2009	9.853625	10.411702	5.66%	6,743
2008*	10.000000	9.853625	-1.46%	3,255
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.551092	11.707206	-13.61%	1,994
2010	12.916734	13.551092	4.91%	3,929
2009*	10.000000	12.916734	29.17%	5,350
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.983456	11.547116	-3.64%	10,534
2010	10.492443	11.983456	14.21%	12,485
2009	8.273910	10.492443	26.81%	16,316
2008	13.311361	8.273910	-37.84%	18,958
2007	13.800459	13.311361	-3.54%	34,682
2006	12.069113	13.800459	14.35%	34,466
2005	11.735400	12.069113	2.84%	27,154
2004	10.124293	11.735400	15.91%	16,607
2003	7.808298	10.124293	29.66%	5,085
2002	10.573946	7.808298	-26.16%	621
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491860	10.380494	-1.06%	1,652
2010	10.101568	10.491860	3.86%	1,788
2009	9.035620	10.101568	11.80%	5,789
2008	10.580072	9.035620	-14.60%	7,740
2007	10.237167	10.580072	3.35%	8,892
2006	9.958429	10.237167	2.80%	10,068
2005	9.950715	9.958429	0.08%	2,929
2004	10.008909	9.950715	-0.58%	1,979
2003*	10.000000	10.008909	0.09%	1,846
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.230749	8.033749	-2.39%	104
2010	6.975368	8.230749	18.00%	0
2009	5.760162	6.975368	21.10%	0
2008	9.647223	5.760162	-40.29%	294
2007	9.729886	9.647223	-0.85%	0
2006*	10.000000	9.729886	-2.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.293024	12.709959	-4.39%	228
2010	10.968053	13.293024	21.20%	101
2009	8.459602	10.968053	29.65%	123
2008	14.161115	8.459602	-40.26%	123
2007	13.340303	14.161115	6.15%	8,905
2006	11.892729	13.340303	12.17%	5,294
2005	11.281422	11.892729	5.42%	90
2004*	10.000000	11.281422	12.81%	0

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.874668	15.480820	-2.48%	0
2010	14.706817	15.874668	7.94%	0
2009	10.315688	14.706817	42.57%	6,672
2008	19.193963	10.315688	-46.26%	6,598
2007	17.046145	19.193963	12.60%	11,597
2006	16.006534	17.046145	6.49%	13,392
2005	15.437819	16.006534	3.68%	13,064
2004	14.633993	15.437819	5.49%	8,586
2003	11.328575	14.633993	29.18%	3,591
2002	15.700970	11.328575	-27.85%	770
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.372582	19.341149	-9.50%	12,924
2010	18.680692	21.372582	14.41%	15,894
2009	13.555289	18.680692	37.81%	18,203
2008	22.976209	13.555289	-41.00%	19,014
2007	21.904136	22.976209	4.89%	19,413
2006	18.865932	21.904136	16.10%	17,044
2005	16.725308	18.865932	12.80%	10,594
2004	14.223775	16.725308	17.59%	4,509
2003*	10.000000	14.223775	42.24%	1,069
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.438803	12.158600	-9.53%	1,255
2010	11.747140	13.438803	14.40%	1,304
2009	8.519524	11.747140	37.88%	1,503
2008	14.439213	8.519524	-41.00%	1,503
2007	13.767875	14.439213	4.88%	2,147
2006	11.857869	13.767875	16.11%	2,203
2005	10.515171	11.857869	12.77%	2,262
2004	8.944883	10.515171	17.56%	2,333
2003	6.339745	8.944883	41.09%	2,346
2002	8.253527	6.339745	-23.19%	2,096
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.820207	2.729923	-3.20%	881
2010	2.492736	2.820207	13.14%	58
2009	1.993510	2.492736	25.04%	43
2008	9.573619	1.993510	-79.18%	11
2007*	10.000000	9.573619	-4.26%	5
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.051895	2.940420	-3.65%	0
2010	2.694504	3.051895	13.26%	0
2009	2.179565	2.694504	23.63%	0
2008	10.359570	2.179565	-78.96%	0
2007	10.512796	10.359570	-1.46%	0
2006*	10.000000	10.512796	5.13%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.731396	13.544448	-1.36%	23,393
2010	11.988148	13.731396	14.54%	30,328
2009	9.472790	11.988148	26.55%	42,732
2008	15.606456	9.472790	-39.30%	54,065
2007	15.150935	15.606456	3.01%	66,803
2006	13.351587	15.150935	13.48%	66,549
2005	12.770576	13.351587	4.55%	47,268
2004	11.826595	12.770576	7.98%	30,131
2003	9.460540	11.826595	25.01%	18,439
2002	11.810153	9.460540	-19.89%	5,458
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.851723	9.503968	-3.53%	86
2010	8.092326	9.851723	21.74%	86
2009	5.979109	8.092326	35.34%	782
2008	9.749103	5.979109	-38.67%	4,989
2007	10.004288	9.749103	-2.55%	4,280
2006*	10.000000	10.004288	0.04%	1,891
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.425526	14.387112	-0.27%	7,599
2010	11.471960	14.425526	25.75%	10,899
2009	8.769449	11.471960	30.82%	11,206
2008	17.453795	8.769449	-49.76%	11,685
2007	16.640228	17.453795	4.89%	15,366
2006	16.383114	16.640228	1.57%	17,934
2005	14.784164	16.383114	10.82%	17,167
2004	12.511950	14.784164	18.16%	11,364
2003	10.098682	12.511950	23.90%	3,256
2002	14.177025	10.098682	-28.77%	919
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.725233	12.540903	6.96%	214
2010	10.867188	11.725233	7.90%	633
2009*	10.000000	10.867188	8.67%	182
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.358857	11.318862	-0.35%	1,262
2010	10.946630	11.358857	3.77%	2,051
2009*	10.000000	10.946630	9.47%	2,200
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.626147	13.909635	10.17%	0
2010	11.838646	12.626147	6.65%	0
2009	10.140273	11.838646	16.75%	0
2008	11.055641	10.140273	-8.28%	0
2007	10.129406	11.055641	9.14%	0
2006*	10.000000	10.129406	1.29%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.798602	14.103529	2.21%	0
2010	12.937746	13.798602	6.65%	0
2009	11.501340	12.937746	12.49%	0
2008	11.130186	11.501340	3.33%	0
2007	10.376152	11.130186	7.27%	0
2006*	10.000000	10.376152	3.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.000665	0.01%	2,725
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.621497	10.944602	-13.29%	0
2010	9.844542	12.621497	28.21%	0
2009	6.314237	9.844542	55.91%	0
2008	11.283020	6.314237	-44.04%	0
2007	11.000705	11.283020	2.57%	0
2006*	10.000000	11.000705	10.01%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541009	11.478993	8.90%	193
2010*	10.000000	10.541009	5.41%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.963069	11.426292	4.23%	9
2010	10.372014	10.963069	5.70%	9
2009	9.589082	10.372014	8.16%	9
2008	10.824988	9.589082	-11.42%	1,830
2007	10.406425	10.824988	4.02%	4,097
2006*	10.000000	10.406425	4.06%	3,314
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.985266	40.109303	5.59%	77
2010	35.085823	37.985266	8.26%	85
2009	27.314305	35.085823	28.45%	88
2008	32.565389	27.314305	-16.12%	143
2007	30.989172	32.565389	5.09%	147
2006	28.348378	30.989172	9.32%	2,157
2005	25.599081	28.348378	10.74%	2,228
2004	23.577028	25.599081	8.58%	2,230
2003	18.691227	23.577028	26.14%	596
2002	17.347230	18.691227	7.75%	53
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.461645	12.791707	-4.98%	0
2010	12.911901	13.461645	4.26%	0
2009	9.875959	12.911901	30.74%	0
2008	18.079359	9.875959	-45.37%	0
2007	15.994480	18.079359	13.03%	0
2006	12.956307	15.994480	23.45%	0
2005	11.824310	12.956307	9.57%	0
2004	10.210629	11.824310	15.80%	0
2003	8.123074	10.210629	25.70%	0
2002*	10.000000	8.123074	-18.77%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.770790	40.857991	-26.74%	0
2010	44.570461	55.770790	25.13%	0
2009	21.193516	44.570461	110.30%	0
2008	61.000464	21.193516	-65.26%	0
2007	44.936453	61.000464	35.75%	0
2006	32.653846	44.936453	37.61%	0
2005	25.075792	32.653846	30.22%	0
2004	20.191153	25.075792	24.19%	0
2003	13.274041	20.191153	52.11%	14
2002	13.857976	13.274041	-4.21%	11
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.481851	44.081324	-17.58%	0
2010	41.949101	53.481851	27.49%	0
2009	26.992877	41.949101	55.41%	0
2008	50.790086	26.992877	-46.85%	22
2007	35.422343	50.790086	43.38%	22
2006	28.841712	35.422343	22.82%	22
2005	19.275174	28.841712	49.63%	22
2004	15.728084	19.275174	22.55%	22
2003	11.011517	15.728084	42.83%	20
2002	11.487829	11.011517	-4.15%	10
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.361321	15.398932	-5.88%	145
2010	13.082528	16.361321	25.06%	1,973
2009*	10.000000	13.082528	30.83%	1,264

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.878283	9.801452	-9.90%	0
2010	8.715275	10.878283	24.82%	0
2009	6.195961	8.715275	40.66%	0
2008*	10.000000	6.195961	-38.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.628349	13.914531	10.18%	0
2010	12.183910	12.628349	3.65%	0
2009	11.211657	12.183910	8.67%	0
2008	11.554412	11.211657	-2.97%	0
2007	10.703194	11.554412	7.95%	0
2006	10.685142	10.703194	0.17%	0
2005	10.669705	10.685142	0.14%	0
2004	10.226939	10.669705	4.33%	0
2003*	10.000000	10.226939	2.27%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.987835	13.204933	1.67%	0
2010	11.539646	12.987835	12.55%	0
2009	9.910108	11.539646	16.44%	0
2008	15.365439	9.910108	-35.50%	0
2007	15.595327	15.365439	-1.47%	0
2006	13.507947	15.595327	15.45%	0
2005	13.092858	13.507947	3.17%	0
2004	11.751833	13.092858	11.41%	0
2003	9.213961	11.751833	27.54%	0
2002	11.590032	9.213961	-20.50%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.663029	13.584261	-13.27%	0
2010	14.021379	15.663029	11.71%	0
2009	10.630932	14.021379	31.89%	0
2008	19.541206	10.630932	-45.60%	0
2007	16.788644	19.541206	16.40%	0
2006	13.618248	16.788644	23.28%	0
2005	12.194706	13.618248	11.67%	0
2004	10.761728	12.194706	13.32%	0
2003	8.765875	10.761728	22.77%	0
2002	11.165028	8.765875	-21.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.960402	11.711493	-2.08%	0
2010	10.171685	11.960402	17.59%	0
2009	7.938834	10.171685	28.13%	0
2008	10.643035	7.938834	-25.41%	0
2007	11.049729	10.643035	-3.68%	4
2006*	10.000000	11.049729	10.50%	0

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.070465	18.994790	-0.40%	0
2010	17.052167	19.070465	11.84%	0
2009	14.428331	17.052167	18.19%	5
2008	19.984662	14.428331	-27.80%	6
2007	21.367955	19.984662	-6.47%	0
2006	18.263666	21.367955	17.00%	0
2005	17.634549	18.263666	3.57%	0
2004	15.642757	17.634549	12.73%	0
2003	12.302130	15.642757	27.15%	0
2002	14.279045	12.302130	-13.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.056117	12.405078	-4.99%	0
2010	12.063857	13.056117	8.23%	0
2009*	10.000000	12.063857	20.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.109725	14.982459	-0.84%	0
2010	12.178690	15.109725	24.07%	4
2009	9.879210	12.178690	23.28%	0
2008	14.503198	9.879210	-31.88%	0
2007	14.807242	14.503198	-2.05%	0
2006	13.125399	14.807242	12.81%	0
2005	12.413331	13.125399	5.74%	0
2004	10.329023	12.413331	20.18%	0
2003	7.603070	10.329023	35.85%	0
2002*	10.000000	7.603070	-23.97%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.287657	11.230274	-0.51%	0
2010	9.970594	11.287657	13.21%	0
2009	7.560169	9.970594	31.88%	0
2008	11.692955	7.560169	-35.34%	0
2007	11.003223	11.692955	6.27%	1
2006	10.218827	11.003223	7.68%	1
2005	10.001884	10.218827	2.17%	1
2004	9.550729	10.001884	4.72%	1
2003	7.687264	9.550729	24.24%	1
2002	10.972704	7.687264	-29.94%	1
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.930981	12.989724	0.45%	8
2010	11.419938	12.930981	13.23%	8
2009	9.167807	11.419938	24.57%	8
2008	14.792314	9.167807	-38.02%	9
2007	14.254382	14.792314	3.77%	1,245
2006	12.516404	14.254382	13.89%	894
2005	12.124769	12.516404	3.23%	474
2004	11.114277	12.124769	9.09%	207
2003	8.781243	11.114277	26.57%	1
2002	11.471393	8.781243	-23.45%	1

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.431777	15.512613	7.49%	0
2010	12.692396	14.431777	13.70%	0
2009	10.503190	12.692396	20.84%	0
2008	15.120919	10.503190	-30.54%	0
2007	14.315710	15.120919	5.62%	0
2006	12.464569	14.315710	14.85%	0
2005	12.110835	12.464569	2.92%	0
2004	11.692755	12.110835	3.58%	0
2003	9.786828	11.692755	19.47%	0
2002	11.917939	9.786828	-17.88%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.948207	16.082889	0.84%	6
2010	14.906875	15.948207	6.99%	6
2009	12.553222	14.906875	18.75%	6
2008	13.732251	12.553222	-8.59%	326
2007	13.216733	13.732251	3.90%	204
2006	12.869267	13.216733	2.70%	0
2005	12.884321	12.869267	-0.12%	0
2004	12.610763	12.884321	2.17%	0
2003	12.222015	12.610763	3.18%	0
2002	11.340121	12.222015	7.78%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.312070	11.122350	-1.68%	9
2010	10.176442	11.312070	11.16%	9
2009	8.313085	10.176442	22.41%	9
2008	11.253089	8.313085	-26.13%	10
2007	10.505459	11.253089	7.12%	0
2006*	10.000000	10.505459	5.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.874747	10.602215	-2.51%	0
2010	9.630658	10.874747	12.92%	0
2009	7.584783	9.630658	26.97%	0
2008	11.432335	7.584783	-33.65%	0
2007	10.525423	11.432335	8.62%	0
2006*	10.000000	10.525423	5.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.461668	10.037368	-4.06%	0
2010	9.146676	10.461668	14.38%	0
2009	7.059531	9.146676	29.56%	0
2008	11.562493	7.059531	-38.94%	0
2007	10.545563	11.562493	9.64%	0
2006*	10.000000	10.545563	5.46%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.526510	19.705994	-4.00%	0
2010	17.776459	20.526510	15.47%	0
2009	13.289253	17.776459	33.77%	806
2008	23.487077	13.289253	-43.42%	975
2007	20.272919	23.487077	15.85%	726
2006	18.424638	20.272919	10.03%	598
2005	15.991270	18.424638	15.22%	488
2004	11.061341	15.991270	13.73%	464
2003	11.110642	11.061341	26.56%	464
2002	12.441038	11.110642	-10.69%	465
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.340902	9.666237	-6.52%	0
2010	8.801514	10.340902	17.49%	0
2009	6.048851	8.801514	45.51%	0
2008	13.455244	6.048851	-55.04%	0
2007	9.370407	13.455244	43.59%	0
2006*	10.000000	9.370407	-6.30%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.468450	14.388826	-0.55%	0
2010	12.750014	14.468450	13.48%	0
2009	9.944576	12.750014	28.21%	0
2008	17.603654	9.944576	-43.51%	0
2007	17.605402	17.603654	-0.01%	1
2006	14.868984	17.605402	18.40%	1
2005	14.258511	14.868984	4.28%	1
2004	12.983123	14.258511	9.82%	1
2003	10.111588	12.983123	28.40%	1
2002	12.355466	10.111588	-18.16%	1
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491901	9.563360	0.75%	0
2010	7.785067	9.491901	21.92%	0
2009	5.418346	7.785067	43.68%	0
2008	12.228638	5.418346	-55.69%	0
2007	10.080384	12.228638	21.31%	0
2006	9.708462	10.080384	3.83%	0
2005	9.044412	9.708462	7.34%	0
2004	8.567950	9.044412	5.56%	0
2003	6.701675	8.567950	27.85%	0
2002	8.704709	6.701675	-23.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.573533	12.415372	-1.26%	0
2010	10.279106	12.573533	22.32%	0
2009	8.135167	10.279106	26.35%	0
2008	15.636843	8.135167	-47.97%	0
2007	12.500955	15.636843	25.09%	1
2006	11.878333	12.500955	5.24%	1
2005	11.399783	11.878333	4.20%	1
2004	11.196253	11.399783	1.82%	1
2003	8.551687	11.196253	30.92%	1
2002	12.425772	8.551687	-31.18%	1

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.525764	13.860429	2.47%	0
2010	12.055544	13.525764	12.20%	0
2009	8.504019	12.055544	41.76%	0
2008	11.509516	8.504019	-26.11%	0
2007	11.371725	11.509516	1.21%	0
2006	10.373232	11.371725	9.63%	0
2005	10.261209	10.373232	1.09%	0
2004	9.506798	10.261209	7.94%	0
2003	7.593653	9.506798	25.19%	0
2002	7.432559	7.593653	2.17%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.521192	11.814152	2.54%	0
2010	10.280217	11.521192	12.07%	0
2009	7.243785	10.280217	41.92%	0
2008	9.792776	7.243785	-26.03%	0
2007*	10.000000	9.792776	-2.07%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.778972	13.508871	5.71%	0
2010	12.036092	12.778972	6.17%	2
2009	10.552916	12.036092	14.05%	2
2008	11.073183	10.552916	-4.70%	2
2007	10.777370	11.073183	2.74%	2
2006	10.479364	10.777370	2.84%	0
2005	10.411178	10.479364	0.65%	0
2004	10.121844	10.411178	2.86%	0
2003*	10.000000	10.121844	1.22%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.719144	10.316987	-11.96%	1,006
2010	9.234738	11.719144	26.90%	1,006
2009	6.689160	9.234738	38.06%	1,006
2008	11.215287	6.689160	-40.36%	176
2007	9.849935	11.215287	13.86%	82
2006*	10.000000	9.849935	-1.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.921110	12.993968	-18.39%	0
2010	14.290321	15.921110	11.41%	0
2009	11.462720	14.290321	24.67%	0
2008	20.710438	11.462720	-44.65%	0
2007	17.922234	20.710438	15.56%	0
2006	15.410290	17.922234	16.30%	0
2005	13.136258	15.410290	17.31%	0
2004	11.739347	13.136258	11.90%	0
2003	8.313864	11.739347	41.20%	0
2002	10.585490	8.313864	-21.46%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.799842	12.067997	-18.46%	0
2010	13.281875	14.799842	11.43%	0
2009	10.649405	13.281875	24.72%	0
2008	19.245422	10.649405	-44.67%	142
2007	16.651827	19.245422	15.58%	97
2006	14.317604	16.651827	16.30%	0
2005	12.209635	14.317604	17.26%	0
2004	10.910427	12.209635	11.91%	0
2003	7.724242	10.910427	41.25%	0
2002*	10.000000	7.724242	-22.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.616436	13.136939	-10.12%	0
2010	11.722632	14.616436	24.69%	0
2009	7.553572	11.722632	55.19%	0
2008	15.691143	7.553572	-51.86%	0
2007	15.071219	15.691143	4.11%	0
2006	13.154007	15.071219	14.58%	0
2005	13.007940	13.154007	1.12%	647
2004	11.573740	13.007940	12.39%	647
2003	7.438892	11.573740	55.58%	647
2002*	10.000000	7.438892	-25.61%	647
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.710454	11.822160	0.95%	1,310
2010	10.540823	11.710454	11.10%	1,310
2009	7.884068	10.540823	33.70%	1,310
2008	11.367190	7.884068	-30.64%	0
2007	11.112000	11.367190	2.30%	0
2006*	10.000000	11.112000	11.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388032	9.857727	-5.10%	0
2010	8.216525	10.388032	26.43%	5
2009	6.452025	8.216525	27.35%	9
2008	9.769322	6.452025	-33.96%	0
2007	10.150386	9.769322	-3.75%	0
2006*	10.000000	10.150386	1.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.451999	10.330733	-17.04%	0
2010	10.746557	12.451999	15.87%	0
2009	6.313407	10.746557	70.22%	0
2008	13.529433	6.313407	-53.34%	0
2007	10.662627	13.529433	26.89%	0
2006*	10.000000	10.662627	6.63%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.359041	13.562553	-11.70%	0
2010	14.333510	15.359041	7.15%	0
2009	10.584566	14.333510	35.42%	0
2008	17.962143	10.584566	-41.07%	0
2007	15.734309	17.962143	14.16%	0
2006	13.112067	15.734309	20.00%	0
2005	12.036709	13.112067	8.93%	0
2004	10.269420	12.036709	17.21%	0
2003	7.857358	10.269420	30.70%	0
2002*	10.000000	7.857358	-21.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495628	9.243775	-11.93%	0
2010	9.819093	10.495628	6.89%	0
2009	7.258526	9.819093	35.28%	0
2008	12.350333	7.258526	-41.23%	8
2007	10.850622	12.350333	13.82%	9
2006*	10.000000	10.850622	8.51%	1
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.799654	15.449659	-2.22%	328
2010	14.009423	15.799654	12.78%	328
2009	11.971313	14.009423	17.02%	328
2008	11.431762	11.971313	4.72%	0
2007	10.442823	11.431762	9.47%	0
2006*	10.000000	10.442823	4.43%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192366	8.461420	-16.98%	0
2010	8.935117	10.192366	14.07%	0
2009	7.568709	8.935117	18.05%	0
2008	12.458716	7.568709	-39.25%	0
2007	11.605428	12.458716	7.35%	0
2006*	10.000000	11.605428	16.05%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.373638	8.842779	-5.66%	0
2010	7.655864	9.373638	22.44%	0
2009	5.393468	7.655864	41.95%	0
2008	9.111723	5.393468	-40.81%	0
2007	10.317965	9.111723	-11.69%	0
2006*	10.000000	10.317965	3.18%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.154921	11.071000	-0.75%	0
2010	10.232481	11.154921	9.01%	0
2009	8.260648	10.232481	23.87%	0
2008	11.508243	8.260648	-28.22%	0
2007	11.007891	11.508243	4.55%	0
2006*	10.000000	11.007891	10.08%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570367	9.969668	-5.68%	0
2010	9.192945	10.570367	14.98%	0
2009	7.009642	9.192945	31.15%	0
2008	11.546077	7.009642	-39.29%	0
2007	11.390217	11.546077	1.37%	0
2006*	10.000000	11.390217	13.90%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.244193	14.040044	-1.43%	0
2010	12.515093	14.244193	13.82%	0
2009	7.347394	12.515093	70.33%	0
2008	10.642331	7.347394	-30.96%	0
2007	10.574761	10.642331	0.64%	0
2006*	10.000000	10.574761	5.75%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.137732	12.357190	-5.94%	0
2010	10.931761	13.137732	20.18%	0
2009	7.110104	10.931761	53.75%	0
2008	11.741872	7.110104	-39.45%	0
2007	10.802089	11.741872	8.70%	0
2006*	10.000000	10.802089	8.02%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.550421	11.447585	-8.79%	0
2010	10.805303	12.550421	16.15%	0
2009	7.614088	10.805303	41.91%	0
2008	10.795096	7.614088	-29.47%	0
2007	10.749310	10.795096	0.43%	0
2006*	10.000000	10.749310	7.49%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.584853	9.265776	-3.33%	0
2010	7.471964	9.584853	28.28%	0
2009	5.605260	7.471964	33.30%	0
2008	10.772082	5.605260	-47.96%	0
2007	10.346061	10.772082	4.12%	0
2006*	10.000000	10.346061	3.46%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.386340	8.855221	-5.66%	0
2010	8.160914	9.386340	15.02%	0
2009	6.210003	8.160914	31.42%	0
2008	10.008542	6.210003	-37.95%	0
2007	10.820268	10.008542	-7.50%	0
2006*	10.000000	10.820268	8.20%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.824680	11.095018	2.50%	0
2010	10.426437	10.824680	3.82%	0
2009	8.282354	10.426437	25.89%	0
2008	11.768074	8.282354	-29.62%	0
2007	10.671018	11.768074	10.28%	0
2006*	10.000000	10.671018	6.71%	0

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.733961	8.973224	-7.82%	0
2010	8.400806	9.733961	15.87%	0
2009	6.477839	8.400806	29.69%	0
2008	11.869320	6.477839	-45.42%	0
2007	12.744751	11.869320	-6.87%	0
2006*	10.000000	12.744751	27.45%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.471341	16.985377	-8.04%	0
2010	16.598334	18.471341	11.28%	0
2009	12.447264	16.598334	33.35%	0
2008	21.174672	12.447264	-41.22%	0
2007	18.721215	21.174672	13.11%	0
2006	14.805963	18.721215	26.44%	0
2005	12.732798	14.805963	16.28%	0
2004	10.413687	12.732798	22.27%	0
2003	8.183208	10.413687	27.26%	0
2002*	10.000000	8.183208	-18.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.971594	21.018406	-8.50%	0
2010	21.437776	22.971594	7.15%	0
2009	17.387222	21.437776	23.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.562054	8.773952	-8.24%	0
2010	9.107636	9.562054	4.99%	0
2009	6.326003	9.107636	43.97%	0
2008	11.520915	6.326003	-45.09%	0
2007	8.552224	11.520915	34.71%	1
2006	7.948696	8.552224	7.59%	1
2005	7.161930	7.948696	10.99%	1
2004	6.157266	7.161930	16.32%	1
2003	5.193752	6.157266	18.55%	2
2002	6.265584	5.193752	-17.11%	1
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.925784	4.436450	-9.93%	0
2010	4.015918	4.925784	22.66%	0
2009	2.595933	4.015918	54.70%	0
2008	4.699186	2.595933	-44.76%	0
2007	3.916461	4.699186	19.99%	0
2006	3.683574	3.916461	6.32%	0
2005	3.348910	3.683574	9.99%	0
2004	3.377335	3.348910	-0.84%	0
2003	2.338439	3.377335	44.43%	0
2002	4.015227	2.338439	-41.76%	0

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.050778	11.375515	-33.28%	0
2010	13.832197	17.050778	23.27%	0
2009	7.834034	13.832197	76.57%	0
2008	16.632567	7.834034	-52.90%	0
2007	13.177706	16.632567	26.22%	0
2006	9.114282	13.177706	44.58%	0
2005	7.005646	9.114282	30.10%	0
2004	5.986432	7.005646	17.03%	0
2003	4.512894	5.986432	32.65%	0
2002	6.165048	4.512894	-26.80%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.279258	14.384008	0.73%	0
2010	11.730542	14.279258	21.73%	0
2009	9.390184	11.730542	24.92%	0
2008	14.258726	9.390184	-34.14%	0
2007	14.115945	14.258726	1.01%	0
2006	12.252465	14.115945	15.21%	0
2005	11.377764	12.252465	7.69%	0
2004*	10.000000	11.377764	13.78%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.298488	10.107238	-1.86%	0
2010	9.391265	10.298488	9.66%	10
2009	7.778283	9.391265	20.74%	7
2008	11.729383	7.778283	-33.69%	164
2007	11.057180	11.729383	6.08%	77
2006*	10.000000	11.057180	10.57%	0
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742489	10.404132	-3.15%	0
2010*	10.000000	10.742489	7.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.796820	7.634801	-2.08%	0
2010	6.631125	7.796820	17.58%	0
2009	5.038723	6.631125	31.60%	0
2008	8.337574	5.038723	-39.57%	0
2007	7.074000	8.337574	17.86%	0
2006	6.757391	7.074000	4.69%	0
2005	6.434764	6.757391	5.01%	0
2004	6.033943	6.434764	6.64%	0
2003	4.610169	6.033943	30.88%	0
2002	6.559782	4.610169	-29.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.925107	13.819345	-0.76%	7
2010	12.446849	13.925107	11.88%	7
2009*	10.000000	12.446849	24.47%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.185355	10.136363	-0.48%	0
2010	9.221689	10.185355	10.45%	0
2009	7.578222	9.221689	21.69%	0
2008	10.944829	7.578222	-30.76%	0
2007	10.458763	10.944829	4.65%	0
2006*	10.000000	10.458763	4.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886683	11.349117	4.25%	0
2010	10.417221	10.886683	4.51%	0
2009	9.420556	10.417221	10.58%	0
2008	10.600857	9.420556	-11.13%	0
2007	10.440837	10.600857	1.53%	0
2006*	10.000000	10.440837	4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.227749	10.040218	-10.58%	0
2010	10.230924	11.227749	9.74%	0
2009	7.327629	10.230924	39.62%	0
2008	12.111276	7.327629	-39.50%	0
2007	10.741225	12.111276	12.76%	0
2006*	10.000000	10.741225	7.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.936478	9.338308	-6.02%	0
2010	8.526248	9.936478	16.54%	3
2009	6.230855	8.526248	36.84%	3
2008	11.327974	6.230855	-45.00%	3
2007	10.267965	11.327974	10.32%	3
2006*	10.000000	10.267965	2.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.437999	8.134094	-3.60%	0
2010	7.711392	8.437999	9.42%	0
2009	5.984290	7.711392	28.86%	0
2008	9.799507	5.984290	-38.93%	0
2007*	10.000000	9.799507	-2.00%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.613435	17.006776	2.37%	0
2010	14.890479	16.613435	11.57%	0
2009	10.343788	14.890479	43.96%	0
2008	14.568352	10.343788	-29.00%	0
2007	14.327225	14.568352	1.68%	0
2006	13.137103	14.327225	9.06%	0
2005	13.013356	13.137103	0.95%	0
2004	11.987751	13.013356	8.56%	0
2003	9.943317	11.987751	20.56%	0
2002	9.769394	9.943317	1.78%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197926	13.509026	2.36%	0
2010	11.828576	13.197926	11.58%	0
2009	8.212227	11.828576	44.04%	0
2008	11.583704	8.212227	-29.11%	160
2007	11.388285	11.583704	1.72%	78
2006	10.442736	11.388285	9.05%	0
2005*	10.000000	10.442736	4.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.825688	7.691254	-12.85%	0
2010	7.742536	8.825688	13.99%	0
2009	5.133661	7.742536	50.82%	0
2008*	10.000000	5.133661	-48.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.672275	9.233874	-4.53%	0
2010	7.937739	9.672275	21.85%	8
2009	6.120401	7.937739	29.69%	11
2008*	10.000000	6.120401	-38.80%	11
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.178550	9.901343	-2.72%	0
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	0
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.636271	10.635656	-0.01%	3,219
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346130	10.174002	-1.66%	5,232
2010	9.623621	10.346130	7.51%	5,232
2009	8.293877	9.623621	16.03%	5,232
2008*	10.000000	8.293877	-17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.154881	11.724510	5.11%	0
2010	10.567560	11.154881	5.56%	0
2009	9.852148	10.567560	7.26%	0
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.037904	12.587652	4.57%	0
2010	11.292531	12.037904	6.60%	0
2009	9.836146	11.292531	14.81%	0
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.585692	19.583210	-23.46%	0
2010	22.335735	25.585692	14.55%	0
2009	13.870698	22.335735	61.03%	0
2008	33.307042	13.870698	-58.36%	0
2007	23.205358	33.307042	43.53%	0
2006	17.213353	23.205358	34.81%	0
2005	13.161389	17.213353	30.79%	0
2004	11.054993	13.161389	19.05%	0
2003	6.784099	11.054993	62.95%	0
2002	8.116661	6.784099	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.260426	21.625554	-23.48%	0
2010	24.662454	28.260426	14.59%	0
2009	15.299635	24.662454	61.20%	0
2008	36.797325	15.299635	-58.42%	0
2007	25.642476	36.797325	43.50%	0
2006	19.031401	25.642476	34.74%	0
2005	14.549538	19.031401	30.80%	0
2004	12.219653	14.549538	19.07%	0
2003	7.500827	12.219653	62.91%	0
2002*	10.000000	7.500827	-24.99%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.181780	16.055896	5.76%	6
2010	14.694661	15.181780	3.31%	6
2009	14.513118	14.694661	1.25%	6
2008	13.664343	14.513118	6.21%	5
2007	12.933561	13.664343	5.65%	0
2006	12.692608	12.933561	1.90%	0
2005	12.465513	12.692608	1.82%	0
2004	12.243119	12.465513	1.82%	0
2003	12.173458	12.243119	0.57%	0
2002	11.124403	12.173458	9.43%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.716421	10.424572	-11.03%	0
2010	10.488624	11.716421	11.71%	0
2009	8.200240	10.488624	27.91%	0
2008	15.417748	8.200240	-46.81%	0
2007	12.299092	15.417748	25.36%	0
2006	9.380789	12.299092	31.11%	0
2005	7.306337	9.380789	28.39%	0
2004	6.489005	7.306337	12.60%	0
2003	4.852467	6.489005	33.73%	0
2002	6.484565	4.852467	-25.17%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.715659	16.652161	-11.03%	0
2010	16.757493	18.715659	11.69%	855
2009	13.106515	16.757493	27.86%	855
2008	24.634597	13.106515	-46.80%	855
2007	19.651130	24.634597	25.36%	705
2006	14.989960	19.651130	31.10%	658
2005	11.678247	14.989960	28.36%	0
2004	10.357459	11.678247	12.75%	0
2003	7.761892	10.357459	33.44%	0
2002*	10.000000	7.761892	-22.38%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.825898	7.584319	-14.07%	0
2010	8.334511	8.825898	5.90%	0
2009	6.572504	8.334511	26.81%	0
2008	11.713296	6.572504	-43.89%	0
2007	10.860812	11.713296	7.85%	0
2006*	10.000000	10.860812	8.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.595059	12.878109	-5.27%	76
2010	12.028363	13.595059	13.03%	0
2009	9.590102	12.028363	25.42%	0
2008	15.400568	9.590102	-37.73%	0
2007	14.742058	15.400568	4.47%	0
2006	12.792856	14.742058	15.24%	0
2005	12.020568	12.792856	6.42%	0
2004	10.691584	12.020568	12.43%	0
2003	8.222834	10.691584	30.02%	0
2002*	10.000000	8.222834	-17.77%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	0
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.554982	12.742431	1.49%	89
2010	12.024651	12.554982	4.41%	86
2009	11.179749	12.024651	7.56%	75
2008	12.065159	11.179749	-7.34%	88
2007	11.612509	12.065159	3.90%	84
2006	11.093142	11.612509	4.68%	81
2005	10.890089	11.093142	1.86%	0
2004	10.553714	10.890089	3.19%	0
2003	9.919273	10.553714	6.40%	0
2002*	10.000000	9.919273	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.329878	13.138332	-1.44%	194
2010	12.188811	13.329878	9.36%	195
2009	10.376310	12.188811	17.47%	213
2008	13.702051	10.376310	-24.27%	206
2007	13.153254	13.702051	4.17%	199
2006	11.979453	13.153254	9.80%	193
2005	11.532734	11.979453	3.87%	0
2004	10.678199	11.532734	8.00%	0
2003	9.020903	10.678199	18.37%	0
2002*	10.000000	9.020903	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.631623	13.155324	-3.49%	5,426
2010	12.252537	13.631623	11.26%	5,426
2009	9.989754	12.252537	22.65%	5,443
2008	14.767442	9.989754	-32.35%	5,444
2007	14.110426	14.767442	4.66%	5,437
2006	12.493570	14.110426	12.94%	4,041
2005	11.833566	12.493570	5.58%	2,549
2004	10.706793	11.833566	10.52%	2,037
2003	8.574196	10.706793	24.87%	0
2002*	10.000000	8.574196	-14.26%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119542	13.203082	0.64%	201
2010	12.261505	13.119542	7.00%	200
2009	10.854964	12.261505	12.96%	196
2008	12.958668	10.854964	-16.23%	202
2007	12.416152	12.958668	4.37%	196
2006	11.613758	12.416152	6.91%	194
2005	11.272511	11.613758	3.03%	89
2004	10.668780	11.272511	5.66%	0
2003	9.516564	10.668780	12.11%	0
2002*	10.000000	9.516564	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.879239	13.379633	-3.60%	29
2010	12.937705	13.879239	7.28%	1,172
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.258994	26.194264	-3.91%	0
2010	21.905984	27.258994	24.44%	141
2009	16.245788	21.905984	34.84%	141
2008	25.932810	16.245788	-37.35%	141
2007	24.454381	25.932810	6.05%	0
2006	22.568763	24.454381	8.35%	0
2005	20.417909	22.568763	10.53%	0
2004	17.892866	20.417909	14.11%	0
2003	13.476762	17.892866	32.77%	0
2002	16.138025	13.476762	-16.49%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.565023	11.403562	-1.40%	777
2010	11.729216	11.565023	-1.40%	1,053
2009	11.890766	11.729216	-1.36%	1,053
2008	11.816919	11.890766	0.62%	8,047
2007	11.437465	11.816919	3.32%	0
2006	11.096705	11.437465	3.07%	0
2005	10.961374	11.096705	1.23%	1,451
2004	11.027537	10.961374	-0.60%	979
2003	11.114578	11.027537	-0.78%	506
2002	11.137467	11.114578	-0.21%	36
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.778518	16.421308	4.07%	26
2010	14.470434	15.778518	9.04%	26
2009	11.799208	14.470434	22.64%	25
2008	14.468591	11.799208	-18.45%	28
2007	14.026433	14.468591	3.15%	28
2006	13.568574	14.026433	3.37%	28
2005	13.467108	13.568574	0.75%	30
2004	12.820626	13.467108	5.04%	0
2003	11.597439	12.820626	10.55%	0
2002	10.971350	11.597439	5.71%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.138326	13.535290	-10.59%	0
2010	13.451439	15.138326	12.54%	0
2009*	10.000000	13.451439	34.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.202487	8.223973	-10.63%	0
2010	8.184265	9.202487	12.44%	16
2009	6.082741	8.184265	34.55%	13
2008*	10.000000	6.082741	-39.17%	15
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.718480	13.001272	-17.29%	0
2010	15.023225	15.718480	4.63%	0
2009	11.735032	15.023225	28.02%	0
2008	22.177588	11.735032	-47.09%	3
2007	21.853598	22.177588	1.48%	5
2006	18.055902	21.853598	21.03%	1
2005	16.341750	18.055902	10.49%	0
2004	13.781443	16.341750	18.58%	0
2003*	10.000000	13.781443	37.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.188587	8.796906	-4.26%	559
2010	8.067649	9.188587	13.89%	564
2009	6.304802	8.067649	27.96%	8
2008*	10.000000	6.304802	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416860	9.672458	-7.15%	0
2010*	10.000000	10.416860	4.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.783164	8.132803	-7.40%	0
2010	7.900785	8.783164	11.17%	0
2009	6.289031	7.900785	25.63%	0
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.749946	9.207097	-5.57%	40
2010	7.797173	9.749946	25.04%	1,211
2009	6.220733	7.797173	25.34%	1,214
2008*	10.000000	6.220733	-37.79%	3
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.158513	9.784057	-3.69%	0
2010	8.611937	10.158513	17.96%	6
2009	6.694455	8.611937	28.64%	7
2008*	10.000000	6.694455	-33.06%	9

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.852352	13.570259	-2.04%	0
2010	11.198962	13.852352	23.69%	0
2009	8.910934	11.198962	25.68%	0
2008	16.867623	8.910934	-47.17%	0
2007	15.588507	16.867623	8.21%	0
2006	15.318030	15.588507	1.77%	0
2005	14.372068	15.318030	6.58%	0
2004	12.851906	14.372068	11.83%	0
2003	9.707740	12.851906	32.39%	0
2002	14.758730	9.707740	-34.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.620202	30.533520	-6.40%	0
2010	26.130932	32.620202	24.83%	0
2009	20.997459	26.130932	24.45%	0
2008	31.388067	20.997459	-33.10%	0
2007	34.193682	31.388067	-8.21%	352
2006	29.564986	34.193682	15.66%	251
2005	29.089641	29.564986	1.63%	135
2004	25.151693	29.089641	15.66%	61
2003	16.262376	25.151693	54.66%	0
2002	22.644645	16.262376	-28.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.847272	25.931771	-6.88%	0
2010	22.536251	27.847272	23.57%	586
2009	16.967998	22.536251	32.82%	586
2008	27.841912	16.967998	-39.06%	846
2007	27.649899	27.841912	0.69%	609
2006	25.028404	27.649899	10.47%	417
2005	22.599126	25.028404	10.75%	0
2004	19.256799	22.599126	17.36%	0
2003	13.849676	19.256799	39.04%	0
2002	16.990870	13.849676	-18.49%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.928634	11.824177	-0.88%	0
2010	10.663668	11.928634	11.86%	8
2009	8.576821	10.663668	24.33%	8
2008	14.883829	8.576821	-42.37%	141
2007	13.954626	14.883829	6.66%	73
2006	12.454858	13.954626	12.04%	3
2005	11.756316	12.454858	5.94%	1
2004	10.863847	11.756316	8.22%	1
2003	8.640665	10.863847	25.73%	1
2002	10.603608	8.640665	-18.51%	1
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.262269	9.726579	5.01%	0
2010	7.215778	9.262269	28.36%	0
2009	5.593521	7.215778	29.00%	0
2008*	10.000000	5.593521	-44.06%	0

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505471	10.493248	-0.12%	0
2010	10.402907	10.505471	0.99%	0
2009	9.850295	10.402907	5.61%	0
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	10
2009*	10.000000	12.912369	29.12%	10
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.909239	11.469793	-3.69%	0
2010	10.432735	11.909239	14.15%	4
2009	8.231001	10.432735	26.75%	4
2008	13.249079	8.231001	-37.87%	4
2007	13.742893	13.249079	-3.59%	9
2006	12.024844	13.742893	14.29%	1
2005	11.698262	12.024844	2.79%	0
2004	10.097367	11.698262	15.85%	0
2003	7.791482	10.097367	29.59%	0
2002	10.556552	7.791482	-26.19%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.451154	10.334992	-1.11%	0
2010	10.067484	10.451154	3.81%	0
2009	9.009695	10.067484	11.74%	0
2008	10.555062	9.009695	-14.64%	0
2007	10.218181	10.555062	3.30%	0
2006	9.944989	10.218181	2.75%	0
2005	9.942308	9.944989	0.03%	0
2004	10.005513	9.942308	-0.63%	0
2003*	10.000000	10.005513	0.06%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.211320	8.010729	-2.44%	0
2010	6.962419	8.211320	17.94%	0
2009	5.752371	6.962419	21.04%	0
2008	9.639072	5.752371	-40.32%	0
2007	9.726615	9.639072	-0.90%	0
2006*	10.000000	9.726615	-2.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.248211	12.660703	-4.43%	0
2010	10.936610	13.248211	21.14%	0
2009	8.439623	10.936610	29.59%	0
2008	14.134860	8.439623	-40.29%	0
2007	13.322362	14.134860	6.10%	10
2006	11.882732	13.322362	12.12%	2
2005	11.277640	11.882732	5.37%	0
2004*	10.000000	11.277640	12.78%	0

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.776364	15.377176	-2.53%	0
2010	14.623163	15.776364	7.89%	0
2009	10.262211	14.623163	42.50%	0
2008	19.104160	10.262211	-46.28%	0
2007	16.975039	19.104160	12.54%	0
2006	15.947833	16.975039	6.44%	0
2005	15.388983	15.947833	3.63%	0
2004	14.595104	15.388983	5.44%	0
2003	11.304185	14.595104	29.11%	0
2002	15.675123	11.304185	-27.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.289616	19.256315	-9.55%	18
2010	18.617594	21.289616	14.35%	19
2009	13.516351	18.617594	37.74%	23
2008	22.921857	13.516351	-41.03%	104
2007	21.863480	22.921857	4.84%	57
2006	18.840442	21.863480	16.05%	18
2005	16.711161	18.840442	12.74%	24
2004	14.218957	16.711161	17.53%	0
2003*	10.000000	14.218957	42.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.366337	12.086923	-9.57%	0
2010	11.689703	13.366337	14.34%	0
2009	8.482166	11.689703	37.82%	0
2008	14.383197	8.482166	-41.03%	0
2007	13.721463	14.383197	4.82%	0
2006	11.823860	13.721463	16.05%	0
2005	10.490302	11.823860	12.71%	0
2004	8.928255	10.490302	17.50%	0
2003	6.331165	8.928255	41.02%	0
2002	8.246547	6.331165	-23.23%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.814944	2.723460	-3.25%	0
2010	2.489349	2.814944	13.08%	0
2009	1.991820	2.489349	24.98%	0
2008	9.570368	1.991820	-79.19%	461
2007*	10.000000	9.570368	-4.30%	186
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.044681	2.931984	-3.70%	0
2010	2.689494	3.044681	13.21%	0
2009	2.176607	2.689494	23.56%	0
2008	10.350807	2.176607	-78.97%	0
2007	10.509264	10.350807	-1.51%	0
2006*	10.000000	10.509264	5.09%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.646425	13.453826	-1.41%	29
2010	11.919993	13.646425	14.48%	37
2009	9.423709	11.919993	26.49%	40
2008	15.533481	9.423709	-39.33%	35
2007	15.087777	15.533481	2.95%	34
2006	13.302642	15.087777	13.42%	29
2005	12.730190	13.302642	4.50%	564
2004	11.795169	12.730190	7.93%	533
2003	9.440180	11.795169	24.95%	533
2002	11.790725	9.440180	-19.94%	533
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.828402	9.476668	-3.58%	0
2010	8.077252	9.828402	21.68%	0
2009	5.971012	8.077252	35.27%	0
2008	9.740855	5.971012	-38.70%	202
2007	10.000925	9.740855	-2.60%	95
2006*	10.000000	10.000925	0.01%	1
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.336167	14.290760	-0.32%	0
2010	11.406673	14.336167	25.68%	0
2009	8.723969	11.406673	30.75%	0
2008	17.372133	8.723969	-49.78%	0
2007	16.570821	17.372133	4.84%	1
2006	16.323041	16.570821	1.52%	1
2005	14.737397	16.323041	10.76%	1
2004	12.478694	14.737397	18.10%	1
2003	10.076931	12.478694	23.83%	1
2002	14.153669	10.076931	-28.80%	1
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715321	12.523974	6.90%	0
2010	10.863506	11.715321	7.84%	0
2009*	10.000000	10.863506	8.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.349250	11.303572	-0.40%	0
2010	10.942921	11.349250	3.71%	0
2009*	10.000000	10.942921	9.43%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.596832	13.870330	10.11%	0
2010	11.817145	12.596832	6.60%	0
2009	10.126988	11.817145	16.69%	0
2008	11.046758	10.126988	-8.33%	0
2007	10.126425	11.046758	9.09%	0
2006*	10.000000	10.126425	1.26%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.766554	14.063664	2.16%	0
2010	12.914239	13.766554	6.60%	0
2009	11.486267	12.914239	12.43%	0
2008	11.121235	11.486267	3.28%	0
2007	10.373094	11.121235	7.21%	0
2006*	10.000000	10.373094	3.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.997303	-0.03%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.592305	10.913765	-13.33%	0
2010	9.826745	12.592305	28.14%	0
2009	6.306022	9.826745	55.83%	0
2008	11.274080	6.306022	-44.07%	0
2007	10.997597	11.274080	2.51%	0
2006*	10.000000	10.997597	9.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.537474	11.469343	8.84%	0
2010*	10.000000	10.537474	5.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.937141	11.393500	4.17%	0
2010	10.352730	10.937141	5.64%	0
2009	9.576107	10.352730	8.11%	0
2008	10.815830	9.576107	-11.46%	0
2007	10.402929	10.815830	3.97%	0
2006*	10.000000	10.402929	4.03%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.750186	39.840934	5.54%	0
2010	34.886363	37.750186	8.21%	0
2009	27.172779	34.886363	28.39%	0
2008	32.413104	27.172779	-16.17%	0
2007	30.859988	32.413104	5.03%	0
2006	28.244481	30.859988	9.26%	0
2005	25.518160	28.244481	10.68%	0
2004	23.514411	25.518160	8.52%	0
2003	18.651037	23.514411	26.08%	0
2002	17.318710	18.651037	7.69%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.402613	12.729172	-5.02%	0
2010	12.861786	13.402613	4.20%	0
2009	9.842625	12.861786	30.67%	0
2008	18.027497	9.842625	-45.40%	0
2007	15.956721	18.027497	12.98%	0
2006	12.932254	15.956721	23.39%	0
2005	11.808336	12.932254	9.52%	0
2004	10.201991	11.808336	15.75%	0
2003	8.120315	10.201991	25.64%	0
2002*	10.000000	8.120315	-18.80%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.425541	40.584488	-26.78%	0
2010	44.316971	55.425541	25.07%	0
2009	21.083641	44.316971	110.20%	0
2008	60.715138	21.083641	-65.27%	0
2007	44.749051	60.715138	35.68%	0
2006	32.534103	44.749051	37.55%	0
2005	24.996452	32.534103	30.15%	0
2004	20.137470	24.996452	24.13%	0
2003	13.245459	20.137470	52.03%	0
2002	13.835162	13.245459	-4.26%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.150799	43.786283	-17.62%	0
2010	41.710547	53.150799	27.43%	0
2009	26.852986	41.710547	55.33%	0
2008	50.552578	26.852986	-46.88%	0
2007	35.274668	50.552578	43.31%	0
2006	28.735989	35.274668	22.75%	0
2005	19.214216	28.735989	49.56%	0
2004	15.686285	19.214216	22.49%	0
2003	10.987828	15.686285	42.76%	0
2002	11.468935	10.987828	-4.19%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.347518	15.378152	-5.93%	0
2010	13.078108	16.347518	25.00%	0
2009*	10.000000	13.078108	30.78%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.480266	14.841377	-9.94%	0
2010	13.210063	16.480266	24.76%	0
2009	9.396216	13.210063	40.59%	0
2008	14.839422	9.396216	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.579318	13.853507	10.13%	144
2010	12.142758	12.579318	3.60%	110
2009	11.179458	12.142758	8.62%	90
2008	11.527071	11.179458	-3.02%	67
2007	10.683311	11.527071	7.90%	134
2006	10.670686	10.683311	0.12%	404
2005	10.660662	10.670686	0.09%	16
2004	10.223456	10.660662	4.28%	0
2003*	10.000000	10.223456	2.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.907424	13.116528	1.62%	318
2010	11.474011	12.907424	12.49%	318
2009	9.858737	11.474011	16.38%	286
2008	15.293548	9.858737	-35.54%	272
2007	15.530272	15.293548	-1.52%	268
2006	13.458402	15.530272	15.39%	237
2005	13.051431	13.458402	3.12%	186
2004	11.720585	13.051431	11.35%	116
2003	9.194119	11.720585	27.48%	76
2002	11.570948	9.194119	-20.54%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.565999	13.493256	-13.32%	0
2010	13.941581	15.565999	11.65%	0
2009	10.575796	13.941581	31.83%	0
2008	19.449742	10.575796	-45.63%	0
2007	16.718585	19.449742	16.34%	0
2006	13.568283	16.718585	23.22%	0
2005	12.156115	13.568283	11.62%	0
2004	10.733117	12.156115	13.26%	0
2003	8.747002	10.733117	22.71%	0
2002	11.146637	8.747002	-21.53%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.932093	11.677860	-2.13%	298
2010	10.152758	11.932093	17.53%	767
2009	7.928090	10.152758	28.06%	1,440
2008	10.634032	7.928090	-25.45%	1,442
2007	11.046020	10.634032	-3.73%	1,778
2006*	10.000000	11.046020	10.46%	0

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.952346	18.867576	-0.45%	0
2010	16.955134	18.952346	11.78%	0
2009	14.353499	16.955134	18.13%	4,919
2008	19.891120	14.353499	-27.84%	4,833
2007	21.278799	19.891120	-6.52%	5,247
2006	18.196661	21.278799	16.94%	5,232
2005	17.578743	18.196661	3.52%	4,496
2004	15.601172	17.578743	12.68%	47
2003	12.275645	15.601172	27.09%	0
2002	14.255535	12.275645	-13.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.045088	12.388328	-5.03%	0
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.043438	14.909191	-0.89%	3,929
2010	12.131407	15.043438	24.00%	5,743
2009	9.845842	12.131407	23.21%	7,801
2008	14.461573	9.845842	-31.92%	9,058
2007	14.772279	14.461573	-2.10%	9,231
2006	13.101031	14.772279	12.76%	7,209
2005	12.396547	13.101031	5.68%	6,962
2004	10.320294	12.396547	20.12%	4,973
2003	7.600492	10.320294	35.78%	221
2002*	10.000000	7.600492	-24.00%	221
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.217703	11.155011	-0.56%	0
2010	9.913825	11.217703	13.15%	0
2009	7.520932	9.913825	31.82%	0
2008	11.638187	7.520932	-35.38%	0
2007	10.957272	11.638187	6.21%	0
2006	10.181289	10.957272	7.62%	0
2005	9.970177	10.181289	2.12%	0
2004	9.525286	9.970177	4.67%	0
2003	7.670681	9.525286	24.18%	0
2002	10.954608	7.670681	-29.98%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850866	12.902704	0.40%	37,006
2010	11.354934	12.850866	13.17%	64,317
2009	9.120253	11.354934	24.50%	77,325
2008	14.723077	9.120253	-38.05%	82,901
2007	14.194908	14.723077	3.72%	93,583
2006	12.470481	14.194908	13.83%	106,215
2005	12.086394	12.470481	3.18%	91,880
2004	11.084718	12.086394	9.04%	72,480
2003	8.762333	11.084718	26.50%	0
2002	11.452508	8.762333	-23.49%	0

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.342372	15.408708	7.43%	0
2010	12.620167	14.342372	13.65%	0
2009	10.448718	12.620167	20.78%	0
2008	15.050138	10.448718	-30.57%	0
2007	14.255975	15.050138	5.57%	0
2006	12.418841	14.255975	14.79%	0
2005	12.072519	12.418841	2.87%	0
2004	11.661674	12.072519	3.52%	0
2003	9.765754	11.661674	19.41%	0
2002	11.898327	9.765754	-17.92%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.854161	15.979969	0.79%	465
2010	14.826476	15.854161	6.93%	448
2009	12.491847	14.826476	18.69%	802
2008	13.672045	12.491847	-8.63%	760
2007	13.165512	13.672045	3.85%	794
2006	12.825871	13.165512	2.65%	668
2005	12.847380	12.825871	-0.17%	546
2004	12.580977	12.847380	2.12%	372
2003	12.199338	12.580977	3.13%	305
2002	11.324824	12.199338	7.72%	305
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
2007	10.501921	11.243560	7.06%	0
2006*	10.000000	10.501921	5.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849065	10.571829	-2.56%	2,942
2010	9.612773	10.849065	12.86%	0
2009	7.574533	9.612773	26.91%	0
2008	11.422675	7.574533	-33.69%	0
2007	10.521894	11.422675	8.56%	0
2006*	10.000000	10.521894	5.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
2007	10.542019	11.552705	9.59%	0
2006*	10.000000	10.542019	5.42%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.399348	19.574001	-4.05%	0
2010	17.675281	20.399348	15.41%	0
2009	13.220332	17.675281	33.70%	28,683
2008	23.377160	13.220332	-43.45%	29,308
2007	20.188342	23.377160	15.80%	26,196
2006	18.357045	20.188342	9.98%	18,072
2005	15.940662	18.357045	15.16%	11,931
2004	14.023952	15.940662	13.67%	0
2003	11.086716	14.023952	26.49%	0
2002	12.420560	11.086716	-10.74%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.316401	9.638456	-6.57%	0
2010	8.785117	10.316401	17.43%	0
2009	6.040655	8.785117	45.43%	0
2008	13.443845	6.040655	-55.07%	0
2007	9.367249	13.443845	43.52%	4,415
2006*	10.000000	9.367249	-6.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.378804	14.292433	-0.60%	484
2010	12.677441	14.378804	13.42%	485
2009	9.892995	12.677441	28.15%	795
2008	17.521257	9.892995	-43.54%	779
2007	17.531934	17.521257	-0.06%	2,320
2006	14.814417	17.531934	18.34%	2,159
2005	14.213371	14.814417	4.23%	399
2004	12.948586	14.213371	9.77%	366
2003	10.089795	12.948586	28.33%	1,182
2002	12.335099	10.089795	-18.20%	1,149
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.433060	9.499268	0.70%	0
2010	7.740722	9.433060	21.86%	0
2009	5.390221	7.740722	43.61%	0
2008	12.171365	5.390221	-55.71%	0
2007	10.038281	12.171365	21.25%	0
2006	9.672813	10.038281	3.78%	0
2005	9.015753	9.672813	7.29%	0
2004	8.545136	9.015753	5.51%	0
2003	6.687212	8.545136	27.78%	0
2002	8.690341	6.687212	-23.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.495657	12.332230	-1.31%	1,101
2010	10.220627	12.495657	22.26%	1,142
2009	8.093000	10.220627	26.29%	1,566
2008	15.563709	8.093000	-48.00%	1,601
2007	12.448828	15.563709	25.02%	463
2006	11.834788	12.448828	5.19%	435
2005	11.363725	11.834788	4.15%	389
2004	11.166492	11.363725	1.77%	389
2003	8.533273	11.166492	30.86%	1,305
2002	12.405324	8.533273	-31.21%	1,343

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.442010	13.767645	2.42%	668
2010	11.986961	13.442010	12.14%	668
2009	8.459919	11.986961	41.69%	668
2008	11.455663	8.459919	-26.15%	679
2007	11.324289	11.455663	1.16%	2,881
2006	10.335185	11.324289	9.57%	3,362
2005	10.228738	10.335185	1.04%	2,406
2004	9.481524	10.228738	7.88%	43
2003	7.577300	9.481524	25.13%	523
2002	7.420301	7.577300	2.12%	561
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.499779	11.786232	2.49%	107
2010	10.266316	11.499779	12.01%	102
2009	7.237660	10.266316	41.85%	92
2008	9.789459	7.237660	-26.07%	87
2007*	10.000000	9.789459	-2.11%	95
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.729366	13.449621	5.66%	363
2010	11.995456	12.729366	6.12%	377
2009	10.522621	11.995456	14.00%	392
2008	11.046997	10.522621	-4.75%	401
2007	10.757370	11.046997	2.69%	31
2006	10.465216	10.757370	2.79%	0
2005	10.402383	10.465216	0.60%	0
2004	10.118423	10.402383	2.81%	0
2003*	10.000000	10.118423	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.691389	10.287348	-12.01%	1,014
2010	9.217537	11.691389	26.84%	1,014
2009	6.680093	9.217537	37.99%	1,015
2008	11.205785	6.680093	-40.39%	1,024
2007	9.846616	11.205785	13.80%	996
2006*	10.000000	9.846616	-1.53%	933
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.822499	12.906937	-18.43%	0
2010	14.209012	15.822499	11.36%	0
2009	11.403279	14.209012	24.60%	0
2008	20.613530	11.403279	-44.68%	0
2007	17.847473	20.613530	15.50%	0
2006	15.353778	17.847473	16.24%	0
2005	13.094692	15.353778	17.25%	0
2004	11.708141	13.094692	11.84%	0
2003	8.295957	11.708141	41.13%	0
2002	10.568057	8.295957	-21.50%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.734890	12.008939	-18.50%	567
2010	13.230275	14.734890	11.37%	537
2009	10.613415	13.230275	24.66%	566
2008	19.190138	10.613415	-44.69%	510
2007	16.612455	19.190138	15.52%	542
2006	14.290986	16.612455	16.24%	374
2005	12.193101	14.290986	17.21%	265
2004	10.901182	12.193101	11.85%	79
2003	7.721614	10.901182	41.18%	486
2002*	10.000000	7.721614	-22.78%	529
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.552334	13.072699	-10.17%	177
2010	11.677127	14.552334	24.62%	171
2009	7.528076	11.677127	55.11%	142
2008	15.646148	7.528076	-51.89%	119
2007	15.035657	15.646148	4.06%	80
2006	13.129617	15.035657	14.52%	51
2005	12.990391	13.129617	1.07%	35
2004	11.563978	12.990391	12.33%	0
2003	7.436365	11.563978	55.51%	0
2002*	10.000000	7.436365	-25.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.682728	11.788201	0.90%	0
2010	10.521206	11.682728	11.04%	0
2009	7.873384	10.521206	33.63%	0
2008	11.357564	7.873384	-30.68%	0
2007	11.108263	11.357564	2.24%	0
2006*	10.000000	11.108263	11.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.433932	15.587078	-5.15%	233
2010	13.005172	16.433932	26.36%	233
2009	10.217490	13.005172	27.28%	236
2008	15.478667	10.217490	-33.99%	226
2007	16.090636	15.478667	-3.80%	223
2006	13.956702	16.090636	15.29%	204
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422511	10.301042	-17.08%	666
2010	10.726539	12.422511	15.81%	666
2009	6.304842	10.726539	70.13%	666
2008	13.517984	6.304842	-53.36%	674
2007	10.659039	13.517984	26.82%	666
2006*	10.000000	10.659039	6.59%	629

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.291627	13.496174	-11.74%	0
2010	14.277830	15.291627	7.10%	0
2009	10.548801	14.277830	35.35%	0
2008	17.910554	10.548801	-41.10%	0
2007	15.697116	17.910554	14.10%	0
2006	13.087694	15.697116	19.94%	0
2005	12.020412	13.087694	8.88%	0
2004	10.260715	12.020412	17.15%	0
2003	7.854689	10.260715	30.63%	0
2002*	10.000000	7.854689	-21.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.470799	9.217228	-11.97%	0
2010	9.800819	10.470799	6.84%	0
2009	7.248694	9.800819	35.21%	0
2008	12.339884	7.248694	-41.26%	38
2007	10.846970	12.339884	13.76%	32
2006*	10.000000	10.846970	8.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.762310	15.405352	-2.26%	4,155
2010	13.983398	15.762310	12.72%	0
2009	11.955131	13.983398	16.97%	0
2008	11.422100	11.955131	4.67%	0
2007	10.439316	11.422100	9.41%	0
2006*	10.000000	10.439316	4.39%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.168820	8.437591	-17.02%	0
2010	8.918993	10.168820	14.01%	0
2009	7.558878	8.918993	17.99%	0
2008	12.448855	7.558878	-39.28%	0
2007	11.602156	12.448855	7.30%	0
2006*	10.000000	11.602156	16.02%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.351964	8.817861	-5.71%	0
2010	7.642037	9.351964	22.38%	0
2009	5.386463	7.642037	41.87%	0
2008	9.104513	5.386463	-40.84%	0
2007	10.315062	9.104513	-11.74%	0
2006*	10.000000	10.315062	3.15%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.129166	11.039845	-0.80%	0
2010	10.214032	11.129166	8.96%	0
2009	8.249929	10.214032	23.81%	0
2008	11.499152	8.249929	-28.26%	0
2007	11.004798	11.499152	4.49%	0
2006*	10.000000	11.004798	10.05%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545945	9.941590	-5.73%	0
2010	9.176350	10.545945	14.93%	0
2009	7.000546	9.176350	31.08%	0
2008	11.536953	7.000546	-39.32%	0
2007	11.387009	11.536953	1.32%	0
2006*	10.000000	11.387009	13.87%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.211284	14.000527	-1.48%	0
2010	12.492509	14.211284	13.76%	0
2009	7.337855	12.492509	70.25%	0
2008	10.633911	7.337855	-31.00%	0
2007	10.571782	10.633911	0.59%	0
2006*	10.000000	10.571782	5.72%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.107356	12.322390	-5.99%	0
2010	10.912009	13.107356	20.12%	0
2009	7.100855	10.912009	53.67%	0
2008	11.732573	7.100855	-39.48%	0
2007	10.799047	11.732573	8.64%	0
2006*	10.000000	10.799047	7.99%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.521412	11.415348	-8.83%	0
2010	10.785783	12.521412	16.09%	0
2009	7.604188	10.785783	41.84%	0
2008	10.786546	7.604188	-29.50%	0
2007	10.746274	10.786546	0.37%	0
2006*	10.000000	10.746274	7.46%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.562681	9.239665	-3.38%	0
2010	7.458449	9.562681	28.21%	0
2009	5.597969	7.458449	33.23%	0
2008	10.763552	5.597969	-47.99%	0
2007	10.343142	10.763552	4.06%	0
2006*	10.000000	10.343142	3.43%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.364663	8.830300	-5.71%	0
2010	8.146185	9.364663	14.96%	0
2009	6.201934	8.146185	31.35%	0
2008	10.000623	6.201934	-37.98%	0
2007	10.817217	10.000623	-7.55%	0
2006*	10.000000	10.817217	8.17%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.799678	11.063790	2.45%	0
2010	10.407622	10.799678	3.77%	0
2009	8.271597	10.407622	25.82%	0
2008	11.758772	8.271597	-29.66%	0
2007	10.668014	11.758772	10.22%	0
2006*	10.000000	10.668014	6.68%	0

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711483	8.947965	-7.86%	0
2010	8.385642	9.711483	15.81%	0
2009	6.469422	8.385642	29.62%	0
2008	11.859928	6.469422	-45.45%	0
2007	12.741165	11.859928	-6.92%	0
2006*	10.000000	12.741165	27.41%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.390342	16.902323	-8.09%	0
2010	16.533932	18.390342	11.23%	0
2009	12.405241	16.533932	33.28%	0
2008	21.113905	12.405241	-41.25%	0
2007	18.677008	21.113905	13.05%	0
2006	14.778470	18.677008	26.38%	0
2005	12.715583	14.778470	16.22%	0
2004	10.404876	12.715583	22.21%	0
2003	8.180432	10.404876	27.19%	0
2002*	10.000000	8.180432	-18.20%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.854476	20.900660	-8.55%	0
2010	21.339290	22.854476	7.10%	0
2009	17.316121	21.339290	23.23%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.509210	8.721040	-8.29%	0
2010	9.061898	9.509210	4.94%	0
2009	6.297416	9.061898	43.90%	0
2008	11.474682	6.297416	-45.12%	0
2007	8.522247	11.474682	34.64%	0
2006	7.924857	8.522247	7.54%	0
2005	7.144059	7.924857	10.93%	0
2004	6.145006	7.144059	16.26%	0
2003	5.186035	6.145006	18.49%	1,700
2002	6.259448	5.186035	-17.15%	1,581
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.898570	4.409716	-9.98%	0
2010	3.995742	4.898570	22.59%	0
2009	2.584197	3.995742	54.62%	0
2008	4.680325	2.584197	-44.79%	0
2007	3.902724	4.680325	19.92%	0
2006	3.672506	3.902724	6.27%	0
2005	3.340536	3.672506	9.94%	0
2004	3.370605	3.340536	-0.89%	0
2003	2.334963	3.370605	44.35%	0
2002	4.011291	2.334963	-41.79%	0

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.956484	11.306871	-33.32%	0
2010	13.762660	16.956484	23.21%	0
2009	7.798599	13.762660	76.48%	0
2008	16.565770	7.798599	-52.92%	0
2007	13.131471	16.565770	26.15%	0
2006	9.086896	13.131471	44.51%	0
2005	6.988123	9.086896	30.03%	0
2004	5.974486	6.988123	16.97%	0
2003	4.506173	5.974486	32.58%	0
2002	6.159009	4.506173	-26.84%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.231083	14.328229	0.68%	0
2010	11.696896	14.231083	21.67%	1
2009	9.368008	11.696896	24.86%	1
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087976	13.819348	-1.91%	123
2010	12.853443	14.087976	9.60%	123
2009	10.651224	12.853443	20.68%	119
2008	16.069848	10.651224	-33.72%	95
2007	15.156623	16.069848	6.03%	84
2006	12.762021	15.156623	18.76%	0
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.748509	7.583645	-2.13%	0
2010	6.593381	7.748509	17.52%	0
2009	5.012580	6.593381	31.54%	0
2008	8.298523	5.012580	-39.60%	0
2007	7.044463	8.298523	17.80%	43
2006	6.732585	7.044463	4.63%	27
2005	6.414387	6.732585	4.96%	0
2004	6.017884	6.414387	6.59%	0
2003	4.600232	6.017884	30.82%	0
2002	6.548971	4.600232	-29.76%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.913344	13.800679	-0.81%	3,865
2010	12.442635	13.913344	11.82%	5,759
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
2008	10.935557	7.567959	-30.79%	0
2007	10.455243	10.935557	4.59%	0
2006*	10.000000	10.455243	4.55%	0

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
2008	10.591896	9.407821	-11.18%	0
2007	10.437325	10.591896	1.48%	0
2006*	10.000000	10.437325	4.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	0
2009	7.317716	10.211900	39.55%	0
2008	12.101040	7.317716	-39.53%	0
2007	10.737612	12.101040	12.70%	0
2006*	10.000000	10.737612	7.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.912974	9.311508	-6.07%	466
2010	8.510393	9.912974	16.48%	466
2009	6.222418	8.510393	36.77%	466
2008	11.318398	6.222418	-45.02%	483
2007	10.264514	11.318398	10.27%	475
2006*	10.000000	10.264514	2.65%	431
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.422309	8.114867	-3.65%	481
2010	7.700958	8.422309	9.37%	482
2009	5.979217	7.700958	28.80%	5,341
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.510569	16.892929	2.32%	8
2010	14.805788	16.510569	11.51%	17
2009	10.290167	14.805788	43.88%	22
2008	14.500192	10.290167	-29.03%	22
2007	14.267463	14.500192	1.63%	1,064
2006	13.088926	14.267463	9.00%	1,064
2005	12.972189	13.088926	0.90%	1,064
2004	11.955882	12.972189	8.50%	0
2003	9.921909	11.955882	20.50%	0
2002	9.753315	9.921909	1.73%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.160066	13.463468	2.31%	462
2010	11.800636	13.160066	11.52%	507
2009	8.196988	11.800636	43.96%	509
2008	11.568076	8.196988	-29.14%	488
2007	11.378717	11.568076	1.66%	450
2006	10.439233	11.378717	9.00%	371
2005*	10.000000	10.439233	4.39%	16

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.813764	7.676969	-12.90%	515
2010	7.735999	8.813764	13.93%	515
2009	5.131922	7.735999	50.74%	515
2008*	10.000000	5.131922	-48.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.659198	9.216719	-4.58%	42
2010	7.931024	9.659198	21.79%	42
2009	6.118329	7.931024	29.63%	45
2008*	10.000000	6.118329	-38.82%	52
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	0
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	0
2007	23.132005	33.184857	43.46%	0
2006	17.167614	23.132005	34.74%	0
2005	13.133057	17.167614	30.72%	0
2004	11.036792	13.133057	18.99%	0
2003	6.776365	11.036792	62.87%	0
2002	8.111518	6.776365	-16.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.136524	21.519831	-23.52%	102
2010	24.566755	28.136524	14.53%	102
2009	15.247993	24.566755	61.11%	1,632
2008	36.691806	15.247993	-58.44%	86
2007	25.581976	36.691806	43.43%	270
2006	18.996097	25.581976	34.67%	239
2005	14.529882	18.996097	30.74%	129
2004	12.209330	14.529882	19.01%	38
2003	7.498277	12.209330	62.83%	0
2002*	10.000000	7.498277	-25.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.087774	15.948407	5.70%	718
2010	14.611075	15.087774	3.26%	923
2009	14.437885	14.611075	1.20%	1,001
2008	13.600397	14.437885	6.16%	8,683
2007	12.879601	13.600397	5.60%	1,117
2006	12.646037	12.879601	1.85%	779
2005	12.426052	12.646037	1.77%	447
2004	12.210544	12.426052	1.76%	70
2003	12.147237	12.210544	0.52%	789
2002	11.106073	12.147237	9.37%	697

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655675	10.365269	-11.07%	0
2010	10.439526	11.655675	11.65%	0
2009	8.165994	10.439526	27.84%	0
2008	15.361167	8.165994	-46.84%	0
2007	12.260210	15.361167	25.29%	0
2006	9.355861	12.260210	31.04%	0
2005	7.290600	9.355861	28.33%	0
2004	6.478305	7.290600	12.54%	0
2003	4.846917	6.478305	33.66%	0
2002	6.480453	4.846917	-25.21%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.633579	16.570732	-11.07%	775
2010	16.692442	18.633579	11.63%	959
2009	13.062257	16.692442	27.79%	1,000
2008	24.563902	13.062257	-46.82%	929
2007	19.604737	24.563902	25.30%	1,036
2006	14.962124	19.604737	31.03%	953
2005	11.662449	14.962124	28.29%	168
2004	10.348693	11.662449	12.69%	0
2003	7.759258	10.348693	33.37%	0
2002*	10.000000	7.759258	-22.41%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.805007	7.562534	-14.11%	0
2010	8.319006	8.805007	5.84%	0
2009	6.563605	8.319006	26.74%	0
2008	11.703384	6.563605	-43.92%	0
2007	10.857171	11.703384	7.79%	0
2006*	10.000000	10.857171	8.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.533627	12.813421	-5.32%	25,590
2010	11.980071	13.533627	12.97%	22,295
2009	9.556444	11.980071	25.36%	18,286
2008	15.354325	9.556444	-37.76%	13,766
2007	14.705289	15.354325	4.41%	9,733
2006	12.767402	14.705289	15.18%	6,791
2005	12.002712	12.767402	6.37%	3,535
2004	10.681108	12.002712	12.37%	0
2003	8.218945	10.681108	29.96%	0
2002*	10.000000	8.218945	-17.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498208	12.678390	1.44%	202
2010	11.976342	12.498208	4.36%	246
2009	11.140488	11.976342	7.50%	238
2008	12.028901	11.140488	-7.39%	202
2007	11.583512	12.028901	3.85%	161
2006	11.071052	11.583512	4.63%	260
2005	10.873912	11.071052	1.81%	200
2004	10.543381	10.873912	3.13%	147
2003	9.914588	10.543381	6.34%	0
2002*	10.000000	9.914588	-0.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.269596	13.072309	-1.49%	5,965
2010	12.139841	13.269596	9.31%	4,602
2009	10.339873	12.139841	17.41%	4,805
2008	13.660867	10.339873	-24.31%	3,906
2007	13.120417	13.660867	4.12%	3,715
2006	11.955598	13.120417	9.74%	3,762
2005	11.515594	11.955598	3.82%	3,481
2004	10.667735	11.515594	7.95%	3,366
2003	9.016631	10.667735	18.31%	0
2002*	10.000000	9.016631	-9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.569976	13.089201	-3.54%	565
2010	12.203317	13.569976	11.20%	769
2009	9.954672	12.203317	22.59%	1,152
2008	14.723058	9.954672	-32.39%	2,391
2007	14.075186	14.723058	4.60%	2,483
2006	12.468670	14.075186	12.88%	3,556
2005	11.815958	12.468670	5.52%	1,737
2004	10.696293	11.815958	10.47%	1,420
2003	8.570137	10.696293	24.81%	0
2002*	10.000000	8.570137	-14.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.060279	13.136785	0.59%	740
2010	12.212310	13.060279	6.94%	781
2009	10.816900	12.212310	12.90%	2,814
2008	12.919773	10.816900	-16.28%	3,018
2007	12.385198	12.919773	4.32%	3,445
2006	11.590666	12.385198	6.85%	3,941
2005	11.255804	11.590666	2.98%	3,372
2004	10.658362	11.255804	5.61%	2,141
2003	9.512081	10.658362	12.05%	0
2002*	10.000000	9.512081	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.867515	13.361565	-3.65%	18,520
2010	12.933335	13.867515	7.22%	29,983
2009*	10.000000	12.933335	29.33%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.090157	26.018843	-3.95%	4,067
2010	21.781329	27.090157	24.37%	8,069
2009	16.161541	21.781329	34.77%	9,441
2008	25.811450	16.161541	-37.39%	10,605
2007	24.352351	25.811450	5.99%	10,559
2006	22.485972	24.352351	8.30%	8,828
2005	20.353296	22.485972	10.48%	6,253
2004	17.845279	20.353296	14.05%	3,474
2003	13.447730	17.845279	32.70%	0
2002	16.111432	13.447730	-16.53%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.493389	11.327199	-1.45%	1,600
2010	11.662474	11.493389	-1.45%	1,597
2009	11.829103	11.662474	-1.41%	2,681
2008	11.761601	11.829103	0.57%	2,677
2007	11.389731	11.761601	3.26%	1,010
2006	11.055984	11.389731	3.02%	805
2005	10.926674	11.055984	1.18%	289
2004	10.998203	10.926674	-0.65%	83
2003	11.090636	10.998203	-0.83%	0
2002	11.119112	11.090636	-0.26%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.680829	16.311379	4.02%	566
2010	14.388142	15.680829	8.98%	590
2009	11.738054	14.388142	22.58%	614
2008	14.400908	11.738054	-18.49%	638
2007	13.967937	14.400908	3.10%	758
2006	13.518819	13.967937	3.32%	700
2005	13.424511	13.518819	0.70%	0
2004	12.786566	13.424511	4.99%	0
2003	11.572500	12.786566	10.49%	0
2002	10.953304	11.572500	5.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.125524	13.516998	-10.63%	0
2010	13.446880	15.125524	12.48%	0
2009*	10.000000	13.446880	34.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.190058	8.208702	-10.68%	58
2010	8.177359	9.190058	12.38%	58
2009	6.080687	8.177359	34.48%	49
2008*	10.000000	6.080687	-39.19%	56

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.657454	12.944228	-17.33%	0
2010	14.972479	15.657454	4.57%	0
2009	11.701327	14.972479	27.96%	7
2008	22.125147	11.701327	-47.11%	18
2007	21.813054	22.125147	1.43%	35
2006	18.031528	21.813054	20.97%	10
2005	16.327943	18.031528	10.43%	11
2004	13.776777	16.327943	18.52%	32
2003*	10.000000	13.776777	37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.176149	8.780546	-4.31%	691
2010	8.060818	9.176149	13.84%	704
2009	6.302657	8.060818	27.90%	403
2008*	10.000000	6.302657	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.413311	9.664277	-7.19%	0
2010*	10.000000	10.413311	4.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.771301	8.117705	-7.45%	0
2010	7.894107	8.771301	11.11%	0
2009	6.286901	7.894107	25.56%	0
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.736789	9.190016	-5.62%	59
2010	7.790588	9.736789	24.98%	59
2009	6.218621	7.790588	25.28%	61
2008*	10.000000	6.218621	-37.81%	16
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.144778	9.765885	-3.73%	95
2010	8.604649	10.144778	17.90%	95
2009	6.692181	8.604649	28.58%	736
2008*	10.000000	6.692181	-33.08%	40
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.770569	13.483308	-2.09%	0
2010	11.138481	13.770569	23.63%	0
2009	8.867311	11.138481	25.61%	0
2008	16.793597	8.867311	-47.20%	0
2007	15.528017	16.793597	8.15%	10
2006	15.266316	15.528017	1.71%	6
2005	14.330796	15.266316	6.53%	0
2004	12.821504	14.330796	11.77%	0
2003	9.689686	12.821504	32.32%	384
2002	14.738777	9.689686	-34.26%	413

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.418151	30.329013	-6.44%	511
2010	25.982239	32.418151	24.77%	520
2009	20.888577	25.982239	24.38%	458
2008	31.241186	20.888577	-33.14%	369
2007	34.051054	31.241186	-8.25%	357
2006	29.456548	34.051054	15.60%	267
2005	28.997596	29.456548	1.58%	182
2004	25.084829	28.997596	15.60%	8
2003	16.227347	25.084829	54.58%	210
2002	22.607355	16.227347	-28.22%	254
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.674761	25.758071	-6.93%	44
2010	22.407994	27.674761	23.50%	45
2009	16.880000	22.407994	32.75%	45
2008	27.711600	16.880000	-39.09%	41
2007	27.534538	27.711600	0.64%	14
2006	24.936594	27.534538	10.42%	4
2005	22.527605	24.936594	10.69%	0
2004	19.205589	22.527605	17.30%	0
2003	13.819838	19.205589	38.97%	0
2002	16.962886	13.819838	-18.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.854736	11.744968	-0.93%	50
2010	10.602976	11.854736	11.81%	51
2009	8.532324	10.602976	24.27%	50
2008	14.814157	8.532324	-42.40%	57
2007	13.896397	14.814157	6.60%	65
2006	12.409166	13.896397	11.98%	14
2005	11.719115	12.409166	5.89%	0
2004	10.834968	11.719115	8.16%	0
2003	8.622061	10.834968	25.67%	2,835
2002	10.586142	8.622061	-18.55%	2,796
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.249704	9.708479	4.96%	7,972
2010	7.209649	9.249704	28.30%	9,317
2009	5.591616	7.209649	28.94%	21,539
2008*	10.000000	5.591616	-44.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.528212	11.675592	-13.69%	38
2010	12.908002	13.528212	4.80%	38
2009*	10.000000	12.908002	29.08%	40

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.835488	11.393001	-3.74%	140
2010	10.373383	11.835488	14.09%	141
2009	8.188324	10.373383	26.69%	137
2008	13.187082	8.188324	-37.91%	137
2007	13.685555	13.187082	-3.64%	1,876
2006	11.980731	13.685555	14.23%	1,849
2005	11.661238	11.980731	2.74%	1,849
2004	10.070517	11.661238	15.80%	112
2003	7.774693	10.070517	29.53%	90
2002	10.539153	7.774693	-26.23%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.410601	10.289693	-1.16%	0
2010	10.033500	10.410601	3.76%	0
2009	8.983830	10.033500	11.68%	0
2008	10.530103	8.983830	-14.68%	9
2007	10.199219	10.530103	3.24%	16
2006	9.931551	10.199219	2.70%	0
2005	9.933898	9.931551	-0.02%	0
2004	10.002124	9.933898	-0.68%	0
2003*	10.000000	10.002124	0.02%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.244319	9.989016	-2.49%	0
2010	8.690609	10.244319	17.88%	0
2009	7.183867	8.690609	20.97%	0
2008	12.043892	7.183867	-40.35%	0
2007	12.159478	12.043892	-0.95%	0
2006	11.722254	12.159478	3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	0
2009	8.795299	11.391748	29.52%	0
2008	14.738047	8.795299	-40.32%	0
2007	13.897962	14.738047	6.04%	48
2006	12.402412	13.897962	12.06%	0
2005	11.776812	12.402412	5.31%	0
2004*	10.000000	11.776812	11.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.678634	15.274191	-2.58%	0
2010	14.539941	15.678634	7.83%	0
2009	10.208982	14.539941	42.42%	2,217
2008	19.014745	10.208982	-46.31%	2,217
2007	16.904209	19.014745	12.49%	5,102
2006	15.889314	16.904209	6.39%	5,028
2005	15.340269	15.889314	3.58%	1,341
2004	14.556280	15.340269	5.39%	0
2003	11.279831	14.556280	29.05%	0
2002	15.649321	11.279831	-27.92%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.207036	19.171909	-9.60%	210
2010	18.554780	21.207036	14.29%	221
2009	13.477578	18.554780	37.67%	195
2008	22.867724	13.477578	-41.06%	180
2007	21.822967	22.867724	4.79%	1,414
2006	18.815041	21.822967	15.99%	1,375
2005	16.697062	18.815041	12.68%	1,319
2004	14.214155	16.697062	17.47%	14
2003*	10.000000	14.214155	42.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.294223	12.015625	-9.62%	0
2010	11.632540	13.294223	14.28%	0
2009	8.444970	11.632540	37.75%	0
2008	14.327425	8.444970	-41.06%	0
2007	13.675231	14.327425	4.77%	0
2006	11.789981	13.675231	15.99%	0
2005	10.465531	11.789981	12.66%	0
2004	8.911680	10.465531	17.44%	0
2003	6.322604	8.911680	40.95%	0
2002	8.239576	6.322604	-23.27%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.809693	2.716994	-3.30%	69
2010	2.485965	2.809693	13.02%	69
2009	1.990129	2.485965	24.91%	69
2008	9.567120	1.990129	-79.20%	57
2007*	10.000000	9.567120	-4.33%	10
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.037459	2.923558	-3.75%	0
2010	2.684471	3.037459	13.15%	0
2009	2.173660	2.684471	23.50%	0
2008	10.342058	2.173660	-78.98%	0
2007	10.505732	10.342058	-1.56%	0
2006*	10.000000	10.505732	5.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.561894	13.363724	-1.46%	9,783
2010	11.852164	13.561894	14.43%	17,106
2009	9.374830	11.852164	26.43%	21,513
2008	15.460789	9.374830	-39.36%	22,814
2007	15.024833	15.460789	2.90%	23,174
2006	13.253841	15.024833	13.36%	26,376
2005	12.689909	13.253841	4.44%	19,810
2004	11.763806	12.689909	7.87%	11,342
2003	9.419845	11.763806	24.88%	25
2002	11.771303	9.419845	-19.98%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.805147	9.449469	-3.63%	86
2010	8.062226	9.805147	21.62%	86
2009	5.962922	8.062226	35.21%	86
2008	9.732608	5.962922	-38.73%	106
2007	9.997565	9.732608	-2.65%	82
2006*	10.000000	9.997565	-0.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.247372	14.195058	-0.37%	515
2010	11.341777	14.247372	25.62%	515
2009	8.678735	11.341777	30.68%	515
2008	17.290851	8.678735	-49.81%	515
2007	16.501698	17.290851	4.78%	699
2006	16.263170	16.501698	1.47%	678
2005	14.690755	16.263170	10.70%	531
2004	12.445509	14.690755	18.04%	44
2003	10.055227	12.445509	23.77%	0
2002	14.130362	10.055227	-28.84%	29
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.339656	11.288307	-0.45%	16
2010	10.939212	11.339656	3.66%	16
2009*	10.000000	10.939212	9.39%	16
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.567564	13.831103	10.05%	0
2010	11.795669	12.567564	6.54%	0
2009	10.113712	11.795669	16.63%	0
2008	11.037872	10.113712	-8.37%	0
2007	10.123440	11.037872	9.03%	0
2006*	10.000000	10.123440	1.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.734563	14.023884	2.11%	0
2010	12.890771	13.734563	6.55%	0
2009	11.471211	12.890771	12.37%	0
2008	11.112292	11.471211	3.23%	0
2007	10.370039	11.112292	7.16%	0
2006*	10.000000	10.370039	3.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.993935	-0.06%	0

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.563204	10.883029	-13.37%	0
2010	9.809001	12.563204	28.08%	0
2009	6.297828	9.809001	55.75%	0
2008	11.265159	6.297828	-44.09%	0
2007	10.994500	11.265159	2.46%	0
2006*	10.000000	10.994500	9.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	0
2007	10.399424	10.806679	3.92%	21
2006*	10.000000	10.399424	3.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.516437	39.574208	5.48%	0
2010	34.687929	37.516437	8.15%	0
2009	27.031931	34.687929	28.32%	0
2008	32.261466	27.031931	-16.21%	0
2007	30.731273	32.261466	4.98%	0
2006	28.140902	30.731273	9.21%	0
2005	25.437438	28.140902	10.63%	0
2004	23.451931	25.437438	8.47%	0
2003	18.610910	23.451931	26.01%	0
2002	17.290213	18.610910	7.64%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343809	12.666917	-5.07%	0
2010	12.811838	13.343809	4.15%	0
2009	9.809374	12.811838	30.61%	0
2008	17.975722	9.809374	-45.43%	0
2007	15.919012	17.975722	12.92%	0
2006	12.908221	15.919012	23.32%	0
2005	11.792352	12.908221	9.46%	0
2004	10.193349	11.792352	15.69%	0
2003	8.117559	10.193349	25.57%	0
2002*	10.000000	8.117559	-18.82%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.082272	40.312688	-26.81%	0
2010	44.064804	55.082272	25.00%	0
2009	20.974288	44.064804	110.09%	0
2008	60.431031	20.974288	-65.29%	0
2007	44.562351	60.431031	35.61%	0
2006	32.414752	44.562351	37.48%	0
2005	24.917339	32.414752	30.09%	0
2004	20.083913	24.917339	24.07%	0
2003	13.216913	20.083913	51.96%	0
2002	13.812362	13.216913	-4.31%	0

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
2007	35.127563	50.316098	43.24%	0
2006	28.630638	35.127563	22.69%	0
2005	19.153438	28.630638	49.48%	0
2004	15.644606	19.153438	22.43%	0
2003	10.964166	15.644606	42.69%	0
2002	11.450041	10.964166	-4.24%	39
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.612263	15.852762	-9.99%	0
2010	14.124597	17.612263	24.69%	0
2009	10.051813	14.124597	40.52%	0
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.530438	13.792695	10.07%	0
2010	12.101716	12.530438	3.54%	0
2009	11.147327	12.101716	8.56%	0
2008	11.499777	11.147327	-3.06%	0
2007	10.663455	11.499777	7.84%	0
2006	10.656245	10.663455	0.07%	0
2005	10.651623	10.656245	0.04%	0
2004	10.219974	10.651623	4.22%	0
2003*	10.000000	10.219974	2.20%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.827425	13.028629	1.57%	0
2010	11.408680	12.827425	12.44%	0
2009	9.807567	11.408680	16.33%	0
2008	15.221926	9.807567	-35.57%	0
2007	15.465441	15.221926	-1.57%	0
2006	13.409003	15.465441	15.34%	0
2005	13.010107	13.409003	3.07%	0
2004	11.689405	13.010107	11.30%	0
2003	9.174309	11.689405	27.41%	0
2002	11.551890	9.174309	-20.58%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.469468	13.402780	-13.36%	0
2010	13.862139	15.469468	11.60%	0
2009	10.520876	13.862139	31.76%	0
2008	19.358592	10.520876	-45.65%	0
2007	16.648726	19.358592	16.28%	0
2006	13.518429	16.648726	23.16%	0
2005	12.117584	13.518429	11.56%	0
2004	10.704526	12.117584	13.20%	0
2003	8.728132	10.704526	22.64%	0
2002	11.128268	8.728132	-21.57%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.903854	11.644325	-2.18%	0
2010	10.133858	11.903854	17.47%	0
2009	7.917341	10.133858	28.00%	0
2008	10.625020	7.917341	-25.48%	0
2007	11.042287	10.625020	-3.78%	0
2006*	10.000000	11.042287	10.42%	0

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.834917	18.741180	-0.50%	0
2010	16.858625	18.834917	11.72%	0
2009	14.279047	16.858625	18.07%	0
2008	19.798017	14.279047	-27.88%	0
2007	21.190011	19.798017	-6.57%	0
2006	18.129889	21.190011	16.88%	0
2005	17.523098	18.129889	3.46%	0
2004	15.559667	17.523098	12.62%	0
2003	12.249189	15.559667	27.03%	0
2002	14.232053	12.249189	-13.93%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.034055	12.371587	-5.08%	0
2010	12.055694	13.034055	8.12%	0
2009*	10.000000	12.055694	20.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.977337	14.836151	-0.94%	0
2010	12.084235	14.977337	23.94%	0
2009	9.812538	12.084235	23.15%	0
2008	14.420003	9.812538	-31.95%	0
2007	14.737340	14.420003	-2.15%	0
2006	13.076669	14.737340	12.70%	0
2005	12.379750	13.076669	5.63%	0
2004	10.311541	12.379750	20.06%	0
2003	7.597901	10.311541	35.72%	0
2002*	10.000000	7.597901	-24.02%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148183	11.080282	-0.61%	0
2010	9.857382	11.148183	13.09%	0
2009	7.481911	9.857382	31.75%	0
2008	11.583691	7.481911	-35.41%	0
2007	10.911525	11.583691	6.16%	0
2006	10.143929	10.911525	7.57%	0
2005	9.938626	10.143929	2.07%	0
2004	9.499959	9.938626	4.62%	0
2003	7.654150	9.499959	24.12%	0
2002	10.936572	7.654150	-30.01%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.771239	12.816278	0.35%	0
2010	11.290301	12.771239	13.12%	0
2009	9.072925	11.290301	24.44%	0
2008	14.654133	9.072925	-38.09%	0
2007	14.135644	14.654133	3.67%	0
2006	12.424711	14.135644	13.77%	0
2005	12.048127	12.424711	3.13%	0
2004	11.055229	12.048127	8.98%	0
2003	8.743455	11.055229	26.44%	0
2002	11.433642	8.743455	-23.53%	0

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.253495	15.305480	7.38%	0
2010	12.548318	14.253495	13.59%	0
2009	10.394501	12.548318	20.72%	0
2008	14.979668	10.394501	-30.61%	0
2007	14.196462	14.979668	5.52%	0
2006	12.373260	14.196462	14.74%	0
2005	12.034289	12.373260	2.82%	0
2004	11.630648	12.034289	3.47%	0
2003	9.744716	11.630648	19.35%	0
2002	11.878721	9.744716	-17.96%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.760573	15.877601	0.74%	0
2010	14.746442	15.760573	6.88%	0
2009	12.430716	14.746442	18.63%	0
2008	13.612057	12.430716	-8.68%	0
2007	13.114438	13.612057	3.79%	0
2006	12.782592	13.114438	2.60%	0
2005	12.810509	12.782592	-0.22%	0
2004	12.551247	12.810509	2.07%	0
2003	12.176693	12.551247	3.08%	0
2002	11.309545	12.176693	7.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.258606	11.058581	-1.78%	0
2010	10.138614	11.258606	11.05%	0
2009	8.290592	10.138614	22.29%	0
2008	11.234050	8.290592	-26.20%	0
2007	10.498392	11.234050	7.01%	0
2006*	10.000000	10.498392	4.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823369	10.541446	-2.60%	0
2010	9.594872	10.823369	12.80%	0
2009	7.564266	9.594872	26.84%	0
2008	11.412998	7.564266	-33.72%	0
2007	10.518347	11.412998	8.51%	0
2006*	10.000000	10.518347	5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.272971	19.442885	-4.09%	0
2010	17.574694	20.272971	15.35%	0
2009	13.151764	17.574694	33.63%	53
2008	23.267756	13.151764	-43.48%	53
2007	20.104112	23.267756	15.74%	53
2006	18.289700	20.104112	9.92%	53
2005	15.890209	18.289700	15.10%	53
2004	13.986657	15.890209	13.61%	54
2003	11.062836	13.986657	26.43%	54
2002	12.400091	11.062836	-10.78%	54
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.291995	9.610780	-6.62%	332
2010	8.768775	10.291995	17.37%	332
2009	6.032463	8.768775	45.36%	332
2008	13.432461	6.032463	-55.09%	333
2007	9.364090	13.432461	43.45%	306
2006*	10.000000	9.364090	-6.36%	287
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.289703	14.196678	-0.65%	86
2010	12.605268	14.289703	13.36%	86
2009	9.841661	12.605268	28.08%	87
2008	17.439229	9.841661	-43.57%	87
2007	17.458770	17.439229	-0.11%	87
2006	14.760062	17.458770	18.28%	87
2005	14.168390	14.760062	4.18%	87
2004	12.914155	14.168390	9.71%	88
2003	10.068066	12.914155	28.27%	88
2002	12.314799	10.068066	-18.24%	88
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.374596	9.435613	0.65%	0
2010	7.696648	9.374596	21.80%	0
2009	5.362252	7.696648	43.53%	0
2008	12.114380	5.362252	-55.74%	0
2007	9.996390	12.114380	21.19%	0
2006	9.637319	9.996390	3.73%	0
2005	8.987214	9.637319	7.23%	0
2004	8.522420	8.987214	5.45%	0
2003	6.672816	8.522420	27.72%	0
2002	8.676041	6.672816	-23.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.418141	12.249518	-1.36%	0
2010	10.162366	12.418141	22.20%	0
2009	8.050949	10.162366	26.23%	0
2008	15.490725	8.050949	-48.03%	0
2007	12.396773	15.490725	24.96%	0
2006	11.791270	12.396773	5.14%	0
2005	11.327678	11.791270	4.09%	0
2004	11.136737	11.327678	1.71%	0
2003	8.514851	11.136737	30.79%	0
2002	12.384853	8.514851	-31.25%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.358714	13.675392	2.37%	0
2010	11.918726	13.358714	12.08%	0
2009	8.416032	11.918726	41.62%	0
2008	11.402019	8.416032	-26.19%	0
2007	11.277015	11.402019	1.11%	0
2006	10.297247	11.277015	9.51%	0
2005	10.196357	10.297247	0.99%	0
2004	9.456304	10.196357	7.83%	0
2003	7.560980	9.456304	25.07%	0
2002	7.408079	7.560980	2.06%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478372	11.758335	2.44%	0
2010	10.252397	11.478372	11.96%	0
2009	7.231511	10.252397	41.77%	0
2008	9.786127	7.231511	-26.10%	0
2007*	10.000000	9.786127	-2.14%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.679944	13.390631	5.60%	0
2010	11.954949	12.679944	6.06%	0
2009	10.492401	11.954949	13.94%	0
2008	11.020864	10.492401	-4.80%	0
2007	10.737396	11.020864	2.64%	0
2006	10.451062	10.737396	2.74%	0
2005	10.393570	10.451062	0.55%	0
2004	10.114979	10.393570	2.75%	0
2003*	10.000000	10.114979	1.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.663733	10.257797	-12.05%	335
2010	9.200402	11.663733	26.77%	336
2009	6.671050	9.200402	37.92%	336
2008	11.196312	6.671050	-40.42%	336
2007	9.843302	11.196312	13.75%	308
2006*	10.000000	9.843302	-1.57%	287
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.724428	12.820436	-18.47%	0
2010	14.128098	15.724428	11.30%	0
2009	11.344108	14.128098	24.54%	0
2008	20.517005	11.344108	-44.71%	0
2007	17.772964	20.517005	15.44%	0
2006	15.297418	17.772964	16.18%	0
2005	13.053223	15.297418	17.19%	0
2004	11.676982	13.053223	11.79%	0
2003	8.278081	11.676982	41.06%	0
2002	10.550644	8.278081	-21.54%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.670234	11.950190	-18.54%	0
2010	13.178908	14.670234	11.32%	0
2009	10.577575	13.178908	24.59%	0
2008	19.135070	10.577575	-44.72%	0
2007	16.573237	19.135070	15.46%	0
2006	14.264458	16.573237	16.19%	0
2005	12.176620	14.264458	17.15%	0
2004	10.891962	12.176620	11.79%	0
2003	7.718997	10.891962	41.11%	0
2002*	10.000000	7.718997	-22.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.488426	13.008694	-10.21%	115
2010	11.631741	14.488426	24.56%	115
2009	7.502620	11.631741	55.04%	116
2008	15.601198	7.502620	-51.91%	116
2007	15.000119	15.601198	4.01%	116
2006	13.105208	15.000119	14.46%	117
2005	12.972801	13.105208	1.02%	117
2004	11.554180	12.972801	12.28%	117
2003	7.433831	11.554180	55.43%	118
2002*	10.000000	7.433831	-25.66%	118
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655097	11.754372	0.85%	0
2010	10.501643	11.655097	10.98%	0
2009	7.862729	10.501643	33.56%	0
2008	11.347958	7.862729	-30.71%	0
2007	11.104529	11.347958	2.19%	0
2006*	10.000000	11.104529	11.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338907	9.801171	-5.20%	0
2010	8.185954	10.338907	26.30%	0
2009	6.434554	8.185954	27.22%	0
2008	9.752789	6.434554	-34.02%	0
2007	10.143557	9.752789	-3.85%	0
2006*	10.000000	10.143557	1.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.393116	10.271464	-17.12%	0
2010	10.706574	12.393116	15.75%	0
2009	6.296301	10.706574	70.05%	0
2008	13.506531	6.296301	-53.38%	0
2007	10.655440	13.506531	26.76%	0
2006*	10.000000	10.655440	6.55%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.224526	13.430153	-11.79%	0
2010	14.222374	15.224526	7.05%	0
2009	10.513161	14.222374	35.28%	0
2008	17.859129	10.513161	-41.13%	0
2007	15.660044	17.859129	14.04%	0
2006	13.063390	15.660044	19.88%	0
2005	12.004163	13.063390	8.82%	0
2004	10.252048	12.004163	17.09%	0
2003	7.852023	10.252048	30.57%	0
2002*	10.000000	7.852023	-21.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446027	9.190757	-12.02%	0
2010	9.782597	10.446027	6.78%	0
2009	7.238892	9.782597	35.14%	0
2008	12.329457	7.238892	-41.29%	0
2007	10.843323	12.329457	13.71%	0
2006*	10.000000	10.843323	8.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.725011	15.361112	-2.31%	0
2010	13.957379	15.725011	12.66%	0
2009	11.938945	13.957379	16.91%	0
2008	11.412418	11.938945	4.61%	0
2007	10.435795	11.412418	9.36%	0
2006*	10.000000	10.435795	4.36%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.145294	8.413803	-17.07%	0
2010	8.902877	10.145294	13.96%	0
2009	7.549055	8.902877	17.93%	0
2008	12.439008	7.549055	-39.31%	0
2007	11.598891	12.439008	7.24%	0
2006*	10.000000	11.598891	15.99%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330339	8.793020	-5.76%	0
2010	7.628231	9.330339	22.31%	0
2009	5.379457	7.628231	41.80%	0
2008	9.097298	5.379457	-40.87%	0
2007	10.312149	9.097298	-11.78%	0
2006*	10.000000	10.312149	3.12%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.103408	11.008710	-0.85%	0
2010	10.195562	11.103408	8.90%	0
2009	8.239202	10.195562	23.74%	0
2008	11.490037	8.239202	-28.29%	0
2007	11.001693	11.490037	4.44%	0
2006*	10.000000	11.001693	10.02%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521534	9.913551	-5.78%	0
2010	9.159756	10.521534	14.87%	0
2009	6.991427	9.159756	31.01%	0
2008	11.527802	6.991427	-39.35%	0
2007	11.383794	11.527802	1.27%	0
2006*	10.000000	11.383794	13.84%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.178438	13.961096	-1.53%	0
2010	12.469962	14.178438	13.70%	0
2009	7.328317	12.469962	70.16%	0
2008	10.625490	7.328317	-31.03%	0
2007	10.568800	10.625490	0.54%	0
2006*	10.000000	10.568800	5.69%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.077044	12.287658	-6.04%	0
2010	10.892292	13.077044	20.06%	0
2009	7.091623	10.892292	53.59%	0
2008	11.723275	7.091623	-39.51%	0
2007	10.796002	11.723275	8.59%	0
2006*	10.000000	10.796002	7.96%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.492434	11.383158	-8.88%	0
2010	10.766290	12.492434	16.03%	0
2009	7.594298	10.766290	41.77%	0
2008	10.777996	7.594298	-29.54%	0
2007	10.743245	10.777996	0.32%	0
2006*	10.000000	10.743245	7.43%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.540570	9.213630	-3.43%	0
2010	7.444983	9.540570	28.15%	0
2009	5.590692	7.444983	33.17%	0
2008	10.755028	5.590692	-48.02%	0
2007	10.340219	10.755028	4.01%	0
2006*	10.000000	10.340219	3.40%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.343006	8.805416	-5.75%	0
2010	8.131464	9.343006	14.90%	0
2009	6.193861	8.131464	31.28%	0
2008	9.992694	6.193861	-38.02%	0
2007	10.814168	9.992694	-7.60%	0
2006*	10.000000	10.814168	8.14%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774692	11.032598	2.39%	0
2010	10.388824	10.774692	3.71%	0
2009	8.260850	10.388824	25.76%	0
2008	11.749454	8.260850	-29.69%	0
2007	10.665000	11.749454	10.17%	0
2006*	10.000000	10.665000	6.65%	0

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.689013	8.922746	-7.91%	0
2010	8.370485	9.689013	15.75%	0
2009	6.461002	8.370485	29.55%	0
2008	11.850539	6.461002	-45.48%	0
2007	12.737583	11.850539	-6.96%	0
2006*	10.000000	12.737583	27.38%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.309622	16.819614	-8.14%	0
2010	16.469708	18.309622	11.17%	0
2009	12.363328	16.469708	33.21%	0
2008	21.053292	12.363328	-41.28%	0
2007	18.632898	21.053292	12.99%	0
2006	14.751026	18.632898	26.32%	0
2005	12.698388	14.751026	16.16%	0
2004	10.396068	12.698388	22.15%	0
2003	8.177656	10.396068	27.13%	0
2002*	10.000000	8.177656	-18.22%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.737900	20.783511	-8.60%	0
2010	21.241206	22.737900	7.05%	0
2009	17.245268	21.241206	23.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.456593	8.668397	-8.33%	0
2010	9.016324	9.456593	4.88%	0
2009	6.268928	9.016324	43.83%	0
2008	11.428589	6.268928	-45.15%	0
2007	8.492349	11.428589	34.58%	0
2006	7.901043	8.492349	7.48%	0
2005	7.126209	7.901043	10.87%	0
2004	6.132757	7.126209	16.20%	0
2003	5.178331	6.132757	18.43%	0
2002	6.253323	5.178331	-17.19%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.871385	4.383012	-10.03%	0
2010	3.975587	4.871385	22.53%	0
2009	2.572472	3.975587	54.54%	0
2008	4.661468	2.572472	-44.81%	0
2007	3.888995	4.661468	19.86%	0
2006	3.661446	3.888995	6.21%	0
2005	3.332166	3.661446	9.88%	0
2004	3.363865	3.332166	-0.94%	0
2003	2.331479	3.363865	44.28%	0
2002	4.007355	2.331479	-41.82%	0

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.862684	11.238620	-33.35%	0
2010	13.693467	16.862684	23.14%	0
2009	7.763332	13.693467	76.39%	0
2008	16.499263	7.763332	-52.95%	0
2007	13.085427	16.499263	26.09%	0
2006	9.059618	13.085427	44.44%	0
2005	6.970674	9.059618	29.97%	0
2004	5.962587	6.970674	16.91%	0
2003	4.499478	5.962587	32.52%	0
2002	6.152979	4.499478	-26.87%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.183043	14.272624	0.63%	0
2010	11.663313	14.183043	21.60%	0
2009	9.345851	11.663313	24.80%	0
2008	14.205869	9.345851	-34.21%	0
2007	14.077968	14.205869	0.91%	0
2006	12.231867	14.077968	15.09%	0
2005	11.370133	12.231867	7.58%	0
2004*	10.000000	11.370133	13.70%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343369	13.082318	-1.96%	0
2010	12.180267	13.343369	9.55%	0
2009	10.098507	12.180267	20.61%	0
2008	15.243699	10.098507	-33.75%	0
2007	14.384752	15.243699	5.97%	0
2006	12.118222	14.384752	18.70%	0
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.700493	7.532835	-2.18%	0
2010	6.555835	7.700493	17.46%	0
2009	4.986558	6.555835	31.47%	0
2008	8.259649	4.986558	-39.63%	0
2007	7.015054	8.259649	17.74%	0
2006	6.707862	7.015054	4.58%	0
2005	6.394073	6.707862	4.91%	0
2004	6.001871	6.394073	6.53%	0
2003	4.590315	6.001871	30.75%	0
2002	6.538172	4.590315	-29.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.901600	13.782052	-0.86%	0
2010	12.438437	13.901600	11.76%	0
2009*	10.000000	12.438437	24.38%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137186	10.078216	-0.58%	0
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
2008	10.926297	7.557697	-30.83%	0
2007	10.451726	10.926297	4.54%	0
2006*	10.000000	10.451726	4.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835256	11.284076	4.14%	0
2010	10.378523	10.835256	4.40%	0
2009	9.395078	10.378523	10.47%	0
2008	10.582931	9.395078	-11.22%	0
2007	10.433824	10.582931	1.43%	0
2006*	10.000000	10.433824	4.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
2008	12.090799	7.307804	-39.56%	0
2007	10.734006	12.090799	12.64%	0
2006*	10.000000	10.734006	7.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
2008	11.308815	6.213995	-45.05%	0
2007	10.261053	11.308815	10.21%	0
2006*	10.000000	10.261053	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.408272	16.779774	2.26%	0
2010	14.721522	16.408272	11.46%	0
2009	10.236784	14.721522	43.81%	0
2008	14.432295	10.236784	-29.07%	0
2007	14.207908	14.432295	1.58%	0
2006	13.040874	14.207908	8.95%	0
2005	12.931102	13.040874	0.85%	0
2004	11.924059	12.931102	8.45%	0
2003	9.900524	11.924059	20.44%	0
2002	9.737236	9.900524	1.68%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122323	13.418047	2.25%	0
2010	11.772757	13.122323	11.46%	0
2009	8.181762	11.772757	43.89%	0
2008	11.552447	8.181762	-29.18%	0
2007	11.369143	11.552447	1.61%	0
2006	10.435727	11.369143	8.94%	0
2005*	10.000000	10.435727	4.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.801821	7.662684	-12.94%	0
2010	7.729430	8.801821	13.87%	0
2009	5.130170	7.729430	50.67%	0
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	0
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.005371	12.540931	4.46%	0
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.320932	19.360919	-23.54%	0
2010	22.127024	25.320932	14.43%	0
2009	13.755036	22.127024	60.86%	0
2008	33.063004	13.755036	-58.40%	0
2007	23.058810	33.063004	43.39%	0
2006	17.121952	23.058810	34.67%	0
2005	13.104750	17.121952	30.65%	0
2004	11.018589	13.104750	18.93%	0
2003	6.768606	11.018589	62.79%	0
2002	8.106355	6.768606	-16.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.013014	21.414507	-23.56%	0
2010	24.471320	28.013014	14.47%	0
2009	15.196467	24.471320	61.03%	0
2008	36.586463	15.196467	-58.46%	0
2007	25.521530	36.586463	43.36%	0
2006	18.960812	25.521530	34.60%	0
2005	14.510224	18.960812	30.67%	0
2004	12.198995	14.510224	18.95%	0
2003	7.495729	12.198995	62.75%	0
2002*	10.000000	7.495729	-25.04%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.994272	15.841556	5.65%	0
2010	14.527898	14.994272	3.21%	0
2009	14.362980	14.527898	1.15%	0
2008	13.536704	14.362980	6.10%	0
2007	12.825824	13.536704	5.54%	0
2006	12.599616	12.825824	1.80%	0
2005	12.386709	12.599616	1.72%	0
2004	12.178075	12.386709	1.71%	0
2003	12.121079	12.178075	0.47%	0
2002	11.087778	12.121079	9.32%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.595202	10.306277	-11.12%	0
2010	10.390629	11.595202	11.59%	0
2009	8.131881	10.390629	27.78%	0
2008	15.304786	8.131881	-46.87%	0
2007	12.221441	15.304786	25.23%	0
2006	9.330986	12.221441	30.98%	0
2005	7.274894	9.330986	28.26%	0
2004	6.467638	7.274894	12.48%	0
2003	4.841394	6.467638	33.59%	0
2002	6.476357	4.841394	-25.25%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.551749	16.489599	-11.12%	0
2010	16.627569	18.551749	11.57%	0
2009	13.018102	16.627569	27.73%	0
2008	24.493336	13.018102	-46.85%	0
2007	19.558384	24.493336	25.23%	0
2006	14.934305	19.558384	30.96%	0
2005	11.646653	14.934305	28.23%	0
2004	10.339912	11.646653	12.64%	0
2003	7.756602	10.339912	33.30%	0
2002*	10.000000	7.756602	-22.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0
2006*	10.000000	10.853520	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.472382	12.748966	-5.37%	0
2010	11.931917	13.472382	12.91%	0
2009	9.522873	11.931917	25.30%	0
2008	15.308184	9.522873	-37.79%	0
2007	14.668581	15.308184	4.36%	0
2006	12.741978	14.668581	15.12%	0
2005	11.984875	12.741978	6.32%	0
2004	10.670649	11.984875	12.32%	0
2003	8.215054	10.670649	29.89%	0
2002*	10.000000	8.215054	-17.85%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.441672	12.614655	1.39%	0
2010	11.928224	12.441672	4.30%	0
2009	11.101361	11.928224	7.45%	0
2008	11.992742	11.101361	-7.43%	0
2007	11.554601	11.992742	3.79%	0
2006	11.049006	11.554601	4.58%	0
2005	10.857746	11.049006	1.76%	0
2004	10.533052	10.857746	3.08%	0
2003	9.909899	10.533052	6.29%	0
2002*	10.000000	9.909899	-0.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.209596	13.006607	-1.54%	0
2010	12.091079	13.209596	9.25%	0
2009	10.303566	12.091079	17.35%	0
2008	13.619819	10.303566	-24.35%	0
2007	13.087664	13.619819	4.07%	0
2006	11.931793	13.087664	9.69%	0
2005	11.498473	11.931793	3.77%	0
2004	10.657265	11.498473	7.89%	0
2003	9.012363	10.657265	18.25%	0
2002*	10.000000	9.012363	-9.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.508611	13.023413	-3.59%	0
2010	12.154289	13.508611	11.14%	0
2009	9.919721	12.154289	22.53%	0
2008	14.678830	9.919721	-32.42%	0
2007	14.040065	14.678830	4.55%	0
2006	12.443859	14.040065	12.83%	0
2005	11.798411	12.443859	5.47%	0
2004	10.685816	11.798411	10.41%	0
2003	8.566085	10.685816	24.75%	0
2002*	10.000000	8.566085	-14.34%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.001188	13.070731	0.53%	0
2010	12.163228	13.001188	6.89%	0
2009	10.778891	12.163228	12.84%	0
2008	12.880912	10.778891	-16.32%	0
2007	12.354247	12.880912	4.26%	0
2006	11.567555	12.354247	6.80%	0
2005	11.239043	11.567555	2.92%	0
2004	10.647898	11.239043	5.55%	0
2003	9.507569	10.647898	11.99%	0
2002*	10.000000	9.507569	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.855790	13.343510	-3.70%	76
2010	12.928952	13.855790	7.17%	76
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.922228	25.844457	-4.00%	0
2010	21.657282	26.922228	24.31%	0
2009	16.077655	21.657282	34.70%	0
2008	25.690552	16.077655	-37.42%	0
2007	24.250660	25.690552	5.94%	0
2006	22.403405	24.250660	8.25%	0
2005	20.288824	22.403405	10.42%	0
2004	11.797782	20.288824	14.00%	0
2003	13.418734	11.797782	32.63%	0
2002	16.084876	13.418734	-16.58%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.422145	11.251291	-1.50%	0
2010	11.596067	11.422145	-1.50%	0
2009	11.767718	11.596067	-1.46%	0
2008	11.706507	11.767718	0.52%	0
2007	11.342165	11.706507	3.21%	0
2006	11.015384	11.342165	2.97%	0
2005	10.892063	11.015384	1.13%	0
2004	10.968931	10.892063	-0.70%	0
2003	11.066732	10.968931	-0.88%	0
2002	11.100780	11.066732	-0.31%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.583700	16.202156	3.97%	0
2010	14.306279	15.583700	8.93%	0
2009	11.677180	14.306279	22.51%	0
2008	14.333485	11.677180	-18.53%	0
2007	13.909639	14.333485	3.05%	0
2006	13.469205	13.909639	3.27%	0
2005	13.382009	13.469205	0.65%	0
2004	12.752538	13.382009	4.94%	0
2003	11.547565	12.752538	10.43%	0
2002	10.935239	11.547565	5.60%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.112756	13.498743	-10.68%	0
2010	13.442337	15.112756	12.43%	0
2009*	10.000000	13.442337	34.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.177625	8.193431	-10.72%	0
2010	8.170431	9.177625	12.33%	0
2009	6.078619	8.170431	34.41%	0
2008*	10.000000	6.078619	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.596616	12.887386	-17.37%	0
2010	14.921868	15.596616	4.52%	0
2009	11.667697	14.921868	27.89%	0
2008	22.072817	11.667697	-47.14%	0
2007	21.772574	22.072817	1.38%	0
2006	18.007172	21.772574	20.91%	0
2005	16.314137	18.007172	10.38%	0
2004	13.772107	16.314137	18.46%	0
2003*	10.000000	13.772107	37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.163741	8.764236	-4.36%	0
2010	8.054001	9.163741	13.78%	0
2009	6.300524	8.054001	27.83%	0
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.409772	9.656095	-7.24%	0
2010*	10.000000	10.409772	4.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.723625	9.172945	-5.66%	0
2010	7.783988	9.723625	24.92%	0
2009	6.216511	7.783988	25.21%	0
2008*	10.000000	6.216511	-37.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	0
2008*	10.000000	6.689909	-33.10%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.689306	13.396958	-2.14%	0
2010	11.078364	13.689306	23.57%	0
2009	8.823919	11.078364	25.55%	0
2008	16.719936	8.823919	-47.23%	0
2007	15.467798	16.719936	8.10%	0
2006	15.214808	15.467798	1.66%	0
2005	14.289660	15.214808	6.47%	0
2004	12.791193	14.289660	11.71%	0
2003	9.671672	12.791193	32.25%	0
2002	14.718863	9.671672	-34.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.217265	30.125817	-6.49%	0
2010	25.834325	32.217265	24.71%	0
2009	20.780205	25.834325	24.32%	0
2008	31.094922	20.780205	-33.17%	0
2007	33.908952	31.094922	-8.30%	0
2006	29.348465	33.908952	15.54%	0
2005	28.905822	29.348465	1.53%	0
2004	25.018122	28.905822	15.54%	0
2003	16.192394	25.018122	54.51%	0
2002	22.570133	16.192394	-28.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.503258	25.585480	-6.97%	0
2010	22.280410	27.503258	23.44%	0
2009	16.792408	22.280410	32.68%	0
2008	27.581842	16.792408	-39.12%	0
2007	27.419590	27.581842	0.59%	0
2006	24.845062	27.419590	10.36%	0
2005	22.456273	24.845062	10.64%	0
2004	19.154484	22.456273	17.24%	0
2003	13.790055	19.154484	38.90%	0
2002	16.934952	13.790055	-18.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.781243	11.666244	-0.98%	0
2010	10.542591	11.781243	11.75%	0
2009	8.488044	10.542591	24.21%	0
2008	14.744782	8.488044	-42.43%	0
2007	13.838380	14.744782	6.55%	0
2006	12.363615	13.838380	11.93%	0
2005	11.682001	12.363615	5.83%	0
2004	10.806133	11.682001	8.11%	0
2003	8.603482	10.806133	25.60%	0
2002	10.568710	8.603482	-18.59%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.237175	9.690417	4.91%	332
2010	7.203521	9.237175	28.23%	332
2009	5.589702	7.203521	28.87%	333
2008*	10.000000	5.589702	-44.10%	0

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.762107	11.316625	-3.79%	0
2010	10.314299	11.762107	14.04%	0
2009	8.145827	10.314299	26.62%	0
2008	13.125312	8.145827	-37.94%	0
2007	13.628411	13.125312	-3.69%	0
2006	11.936752	13.628411	14.17%	0
2005	11.624315	11.936752	2.69%	0
2004	10.043723	11.624315	15.74%	0
2003	7.757941	10.043723	29.46%	0
2002	10.521790	7.757941	-26.27%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370178	10.244547	-1.21%	0
2010	9.999600	10.370178	3.71%	0
2009	8.958025	9.999600	11.63%	0
2008	10.505182	8.958025	-14.73%	0
2007	10.180267	10.505182	3.19%	0
2006	9.918119	10.180267	2.64%	0
2005	9.925486	9.918119	-0.07%	0
2004	9.998725	9.925486	-0.73%	0
2003*	10.000000	9.998725	-0.01%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.778758	11.479389	-2.54%	0
2010	9.997385	11.778758	17.82%	0
2009	8.268264	9.997385	20.91%	0
2008	13.868982	8.268264	-40.38%	0
2007	14.009236	13.868982	-1.00%	0
2006	13.512331	14.009236	3.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
2007	13.286513	14.082459	5.99%	0
2006	11.862757	13.286513	12.00%	0
2005	11.270076	11.862757	5.26%	0
2004*	10.000000	11.270076	12.70%	0

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.581455	15.171824	-2.63%	0
2010	14.457152	15.581455	7.78%	0
2009	10.156003	14.457152	42.35%	0
2008	18.925714	10.156003	-46.34%	0
2007	16.833637	18.925714	12.43%	0
2006	15.830998	16.833637	6.33%	0
2005	15.291700	15.830998	3.53%	0
2004	14.517548	15.291700	5.33%	0
2003	11.255526	14.517548	28.98%	0
2002	15.623539	11.255526	-27.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.124693	19.087785	-9.64%	0
2010	18.492103	21.124693	14.24%	0
2009	13.438879	18.492103	37.60%	0
2008	22.813666	13.438879	-41.09%	0
2007	21.782493	22.813666	4.73%	0
2006	18.789648	21.782493	15.93%	0
2005	16.682960	18.789648	12.63%	0
2004	14.209351	16.682960	17.41%	0
2003*	10.000000	14.209351	42.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.222428	11.944674	-9.66%	0
2010	11.575585	13.222428	14.23%	0
2009	8.407890	11.575585	37.68%	0
2008	14.271766	8.407890	-41.09%	0
2007	13.629059	14.271766	4.72%	0
2006	11.756121	13.629059	15.93%	0
2005	10.440758	11.756121	12.60%	0
2004	8.895100	10.440758	17.38%	0
2003	6.314040	8.895100	40.88%	0
2002	8.232600	6.314040	-23.30%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.804484	2.710589	-3.35%	0
2010	2.482612	2.804484	12.97%	0
2009	1.988444	2.482612	24.85%	0
2008	9.563886	1.988444	-79.21%	0
2007*	10.000000	9.563886	-4.36%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.030282	2.915166	-3.80%	0
2010	2.679489	3.030282	13.09%	0
2009	2.170717	2.679489	23.44%	0
2008	10.333299	2.170717	-78.99%	0
2007	10.502191	10.333299	-1.61%	0
2006*	10.000000	10.502191	5.02%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.477836	13.274169	-1.51%	0
2010	11.784682	13.477836	14.37%	0
2009	9.326193	11.784682	26.36%	0
2008	15.388393	9.326193	-39.39%	0
2007	14.962113	15.388393	2.85%	0
2006	13.205210	14.962113	13.30%	0
2005	12.649738	13.205210	4.39%	0
2004	11.732516	12.649738	7.82%	0
2003	9.399555	11.732516	24.82%	0
2002	11.751920	9.399555	-20.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781928	9.422319	-3.68%	339
2010	8.047221	9.781928	21.56%	339
2009	5.954845	8.047221	35.14%	339
2008	9.724370	5.954845	-38.76%	340
2007	9.994196	9.724370	-2.70%	307
2006*	10.000000	9.994196	-0.06%	286
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.159062	14.099927	-0.42%	57
2010	11.277175	14.159062	25.56%	57
2009	8.633683	11.277175	30.62%	58
2008	17.209838	8.633683	-49.83%	58
2007	16.432771	17.209838	4.73%	58
2006	16.203447	16.432771	1.42%	58
2005	14.644219	16.203447	10.65%	58
2004	12.412379	14.644219	17.98%	58
2003	10.033548	12.412379	23.71%	59
2002	14.107081	10.033548	-28.88%	59
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.330057	11.273050	-0.50%	0
2010	10.935503	11.330057	3.61%	0
2009*	10.000000	10.935503	9.36%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.538344	13.791965	10.00%	0
2010	11.774218	12.538344	6.49%	0
2009	10.100445	11.774218	16.57%	0
2008	11.028989	10.100445	-8.42%	0
2007	10.120458	11.028989	8.98%	0
2006*	10.000000	10.120458	1.20%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.702636	13.984209	2.05%	0
2010	12.867331	13.702636	6.49%	0
2009	11.456166	12.867331	12.32%	0
2008	11.103352	11.456166	3.18%	0
2007	10.366984	11.103352	7.10%	0
2006*	10.000000	10.366984	3.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.990587	-0.09%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.534159	10.852364	-13.42%	0
2010	9.791276	12.534159	28.01%	0
2009	6.289634	9.791276	55.67%	0
2008	11.256238	6.289634	-44.12%	0
2007	10.991407	11.256238	2.41%	0
2006*	10.000000	10.991407	9.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.885477	11.328212	4.07%	0
2010	10.314278	10.885477	5.54%	0
2009	9.550224	10.314278	8.00%	0
2008	10.797546	9.550224	-11.55%	0
2007	10.395936	10.797546	3.86%	0
2006*	10.000000	10.395936	3.96%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.284043	39.309176	5.43%	0
2010	34.490539	37.284043	8.10%	0
2009	26.891737	34.490539	28.26%	0
2008	32.110447	26.891737	-16.25%	0
2007	30.603032	32.110447	4.93%	0
2006	28.037652	30.603032	9.15%	0
2005	25.356933	28.037652	10.57%	0
2004	23.389566	25.356933	8.41%	0
2003	18.570832	23.389566	25.95%	0
2002	17.261739	18.570832	7.58%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.285251	12.604929	-5.12%	0
2010	12.762092	13.285251	4.10%	0
2009	9.776243	12.762092	30.54%	0
2008	17.924126	9.776243	-45.46%	0
2007	15.881416	17.924126	12.86%	0
2006	12.884245	15.881416	23.26%	0
2005	11.776394	12.884245	9.41%	0
2004	10.184725	11.776394	15.63%	0
2003	8.114795	10.184725	25.51%	0
2002*	10.000000	8.114795	-18.85%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.740934	40.042554	-26.85%	0
2010	43.813936	54.740934	24.94%	0
2009	20.865450	43.813936	109.98%	0
2008	60.148122	20.865450	-65.31%	0
2007	44.376351	60.148122	35.54%	0
2006	32.295777	44.376351	37.41%	0
2005	24.838435	32.295777	30.02%	0
2004	20.030473	24.838435	24.00%	0
2003	13.188423	20.030473	51.88%	0
2002	13.789595	13.188423	-4.36%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	0
2007	34.980940	50.080524	43.17%	0
2006	28.525563	34.980940	22.63%	0
2005	19.092790	28.525563	49.40%	0
2004	15.602972	19.092790	22.37%	0
2003	10.940542	15.602972	42.62%	0
2002	11.431171	10.940542	-4.29%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.319922	15.336646	-6.03%	0
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.481724	13.732125	10.02%	59
2010	12.060795	12.481724	3.49%	59
2009	11.115274	12.060795	8.51%	59
2008	11.472534	11.115274	-3.11%	59
2007	10.643627	11.472534	7.79%	33
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.747859	12.941263	1.52%	0
2010	11.343661	12.747859	12.38%	0
2009	9.756634	11.343661	16.27%	0
2008	15.150584	9.756634	-35.60%	0
2007	15.400828	15.150584	-1.62%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.373629	13.312988	-13.40%	0
2010	13.783241	15.373629	11.54%	0
2009	10.466302	13.783241	31.69%	0
2008	19.267971	10.466302	-45.68%	0
2007	16.579251	19.267971	16.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.875646	11.610846	-2.23%	0
2010	10.114983	11.875646	17.41%	0
2009	7.906617	10.114983	27.93%	0
2008	10.616031	7.906617	-25.52%	0
2007	11.038582	10.616031	-3.83%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.718136	18.615545	-0.55%	0
2010	16.762603	18.718136	11.67%	0
2009	14.204930	16.762603	18.01%	0
2008	19.705270	14.204930	-27.91%	0
2007	21.101512	19.705270	-6.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.023023	12.354851	-5.13%	0
2010	12.051594	13.023023	8.06%	0
2009*	10.000000	12.051594	20.52%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.911599	14.763549	-0.99%	0
2010	12.037287	14.911599	23.88%	0
2009	9.779387	12.037287	23.09%	0
2008	14.378592	9.779387	-31.99%	0
2007	14.702514	14.378592	-2.20%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.079069	11.006002	-0.66%	0
2010	9.801238	11.079069	13.04%	0
2009	7.443071	9.801238	31.68%	0
2008	11.529422	7.443071	-35.44%	0
2007	10.865963	11.529422	6.11%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.692005	12.730304	0.30%	0
2010	11.225947	12.692005	13.06%	0
2009	9.025801	11.225947	24.38%	0
2008	14.585446	9.025801	-38.12%	0
2007	14.076570	14.585446	3.62%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.165149	15.202910	7.33%	0
2010	12.476865	14.165149	13.53%	0
2009	10.340571	12.476865	20.66%	0
2008	14.909523	10.340571	-30.64%	0
2007	14.137200	14.909523	5.46%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.667536	15.775874	0.69%	0
2010	14.666819	15.667536	6.82%	0
2009	12.369872	14.666819	18.57%	0
2008	13.552311	12.369872	-8.72%	0
2007	13.063536	13.552311	3.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.231942	11.026798	-1.83%	0
2010	10.119745	11.231942	10.99%	0
2009	8.279353	10.119745	22.23%	0
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.797738	10.511160	-2.65%	0
2010	9.577005	10.797738	12.75%	0
2009	7.554008	9.577005	26.78%	0
2008	11.403328	7.554008	-33.76%	0
2007	10.514805	11.403328	8.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	0
2009	7.030879	9.095709	29.37%	0
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.147227	19.312504	-4.14%	0
2010	17.474549	20.147227	15.29%	0
2009	13.083461	17.474549	33.56%	509
2008	23.158696	13.083461	-43.51%	509
2007	20.020089	23.158696	15.68%	251

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.267563	9.583106	-6.67%	0
2010	8.752400	10.267563	17.31%	0
2009	6.024270	8.752400	45.29%	0
2008	13.421070	6.024270	-55.11%	0
2007	9.360928	13.421070	43.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.201119	14.101524	-0.70%	578
2010	12.533482	14.201119	13.31%	578
2009	9.790590	12.533482	28.02%	578
2008	17.357577	9.790590	-43.59%	578
2007	17.385893	17.357577	-0.16%	269
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.316445	9.372334	0.60%	0
2010	7.652780	9.316445	21.74%	0
2009	5.334388	7.652780	43.46%	0
2008	12.057582	5.334388	-55.76%	0
2007	9.954596	12.057582	21.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.341186	12.167452	-1.41%	0
2010	10.104505	12.341186	22.14%	0
2009	8.009173	10.104505	26.16%	0
2008	15.418206	8.009173	-48.05%	0
2007	12.345038	15.418206	24.89%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.275911	13.583756	2.32%	0
2010	11.850852	13.275911	12.02%	0
2009	8.372353	11.850852	41.55%	0
2008	11.348609	8.372353	-26.23%	0
2007	11.229923	11.348609	1.06%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.457005	11.730502	2.39%	0
2010	10.238503	11.457005	11.90%	0
2009	7.225384	10.238503	41.70%	0
2008	9.782807	7.225384	-26.14%	0
2007*	10.000000	9.782807	-2.17%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.630703	13.331876	5.55%	0
2010	11.914564	12.630703	6.01%	0
2009	10.462273	11.914564	13.88%	0
2008	10.994792	10.462273	-4.84%	0
2007	10.717458	10.994792	2.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.636116	10.228324	-12.10%	0
2010	9.183259	11.636116	26.71%	0
2009	6.662004	9.183259	37.85%	0
2008	11.186819	6.662004	-40.45%	0
2007	9.839985	11.186819	13.69%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.626882	12.734439	-18.51%	0
2010	14.047583	15.626882	11.24%	0
2009	11.285190	14.047583	24.48%	0
2008	20.420848	11.285190	-44.74%	0
2007	17.698704	20.420848	15.38%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.605820	11.891669	-18.58%	0
2010	13.127680	14.605820	11.26%	0
2009	10.541812	13.127680	24.53%	0
2008	19.080088	10.541812	-44.75%	0
2007	16.534063	19.080088	15.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.424782	12.944989	-10.26%	75
2010	11.586518	14.424782	24.50%	75
2009	7.477240	11.586518	54.96%	75
2008	15.556357	7.477240	-51.93%	75
2007	14.964645	15.556357	3.95%	34
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.627489	11.720588	0.80%	0
2010	10.482089	11.627489	10.93%	0
2009	7.852078	10.482089	33.49%	0
2008	11.338348	7.852078	-30.75%	0
2007	11.100789	11.338348	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.314430	9.773009	-5.25%	0
2010	8.170719	10.314430	26.24%	0
2009	6.425835	8.170719	27.15%	0
2008	9.744526	6.425835	-34.06%	0
2007	10.140131	9.744526	-3.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.363780	10.241958	-17.16%	0
2010	10.686648	12.363780	15.69%	0
2009	6.287761	10.686648	69.96%	0
2008	13.495083	6.287761	-53.41%	0
2007	10.651851	13.495083	26.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.157673	13.364388	-11.83%	0
2010	14.167112	15.157673	6.99%	0
2009	10.477627	14.167112	35.21%	0
2008	17.807816	10.477627	-41.16%	0
2007	15.623013	17.807816	13.98%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.421304	9.164360	-12.06%	0
2010	9.764383	10.421304	6.73%	0
2009	7.229077	9.764383	35.07%	0
2008	12.319021	7.229077	-41.32%	0
2007	10.839679	12.319021	13.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.687782	15.316987	-2.36%	0
2010	13.931412	15.687782	12.61%	0
2009	11.922782	13.931412	16.85%	0
2008	11.402754	11.922782	4.56%	0
2007	10.432283	11.402754	9.30%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.121820	8.390077	-17.11%	0
2010	8.886786	10.121820	13.90%	0
2009	7.539232	8.886786	17.87%	0
2008	12.429150	7.539232	-39.34%	0
2007	11.595612	12.429150	7.19%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.308706	8.768178	-5.81%	0
2010	7.614397	9.308706	22.25%	0
2009	5.372434	7.614397	41.73%	0
2008	9.090064	5.372434	-40.90%	0
2007	10.309227	9.090064	-11.83%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.077727	10.977696	-0.90%	0
2010	10.177148	11.077727	8.85%	0
2009	8.228485	10.177148	23.68%	0
2008	11.480932	8.228485	-28.33%	0
2007	10.998587	11.480932	4.39%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.497200	9.885616	-5.83%	0
2010	9.143203	10.497200	14.81%	0
2009	6.982338	9.143203	30.95%	0
2008	11.518668	6.982338	-39.38%	0
2007	11.380584	11.518668	1.21%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.145635	13.921741	-1.58%	0
2010	12.447422	14.145635	13.64%	0
2009	7.318776	12.447422	70.08%	0
2008	10.617056	7.318776	-31.07%	0
2007	10.565815	10.617056	0.48%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.046782	12.253006	-6.08%	0
2010	10.872598	13.046782	20.00%	0
2009	7.082398	10.872598	53.52%	0
2008	11.713981	7.082398	-39.54%	0
2007	10.792948	11.713981	8.53%	0

Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.463535	11.351070	-8.93%	0
2010	10.746830	12.463535	15.97%	0
2009	7.584413	10.746830	41.70%	0
2008	10.769443	7.584413	-29.57%	0
2007	10.740205	10.769443	0.27%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.518484	9.187638	-3.48%	0
2010	7.431509	9.518484	28.08%	0
2009	5.583414	7.431509	33.10%	0
2008	10.746502	5.583414	-48.04%	0
2007	10.337299	10.746502	3.96%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.321384	8.780582	-5.80%	0
2010	8.116762	9.321384	14.84%	0
2009	6.185807	8.116762	31.22%	0
2008	9.984781	6.185807	-38.05%	0
2007	10.811115	9.984781	-7.64%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749755	11.001493	2.34%	0
2010	10.370039	10.749755	3.66%	0
2009	8.250100	10.370039	25.70%	0
2008	11.740142	8.250100	-29.73%	0
2007	10.661992	11.740142	10.11%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.666579	8.897571	-7.96%	0
2010	8.355345	9.666579	15.69%	0
2009	6.452593	8.355345	29.49%	0
2008	11.841142	6.452593	-45.51%	0
2007	12.733986	11.841142	-7.01%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.229170	16.737212	-8.18%	0
2010	16.405654	18.229170	11.12%	0
2009	12.321506	16.405654	33.15%	0
2008	20.992749	12.321506	-41.31%	0
2007	18.588802	20.992749	12.93%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.621790	20.666910	-8.64%	0
2010	21.143472	22.621790	6.99%	0
2009	17.174627	21.143472	23.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.404273	8.616078	-8.38%	0
2010	8.971001	9.404273	4.83%	0
2009	6.240588	8.971001	43.75%	0
2008	11.382719	6.240588	-45.17%	0
2007	8.462578	11.382719	34.51%	0

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.844460	4.356575	-10.07%	0
2010	3.955620	4.844460	22.47%	0
2009	2.560843	3.955620	54.47%	0
2008	4.642758	2.560843	-44.84%	0
2007	3.875357	4.642758	19.80%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.769353	11.170745	-33.39%	0
2010	13.624574	16.769353	23.08%	0
2009	7.728195	13.624574	76.30%	0
2008	16.432956	7.728195	-52.97%	0
2007	13.039486	16.432956	26.02%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.135167	14.217234	0.58%	0
2010	11.629845	14.135167	21.54%	0
2009	9.323754	11.629845	24.73%	0
2008	14.179487	9.323754	-34.24%	0
2007	14.059007	14.179487	0.86%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
2008	15.199863	10.064340	-33.79%	0
2007	14.350718	15.199863	5.92%	0
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.652723	7.482312	-2.23%	0
2010	6.518468	7.652723	17.40%	0
2009	4.960659	6.518468	31.40%	0
2008	8.220945	4.960659	-39.66%	0
2007	6.985741	8.220945	17.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.889833	13.763403	-0.91%	0
2010	12.434223	13.889833	11.71%	0
2009*	10.000000	12.434223	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	0

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.809588	11.251651	4.09%	0
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	0
2008	10.573953	9.382348	-11.27%	0
2007	10.430304	10.573953	1.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148227	9.953969	-10.71%	0
2010	10.173918	11.148227	9.58%	0
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.866054	9.258052	-6.16%	0
2010	8.478706	9.866054	16.36%	0
2009	6.205551	8.478706	36.63%	0
2008	11.299224	6.205551	-45.08%	0
2007	10.257600	11.299224	10.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.390989	8.076510	-3.75%	0
2010	7.680104	8.390989	9.26%	0
2009	5.969082	7.680104	28.66%	0
2008	9.789543	5.969082	-39.03%	0
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.306504	16.667245	2.21%	0
2010	14.637649	16.306504	11.40%	0
2009	10.183633	14.637649	43.74%	0
2008	14.364668	10.183633	-29.11%	0
2007	14.148553	14.364668	1.53%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.084641	13.372759	2.20%	0
2010	11.744906	13.084641	11.41%	0
2009	8.166545	11.744906	43.82%	0
2008	11.536825	8.166545	-29.21%	0
2007	11.359568	11.536825	1.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.789917	7.648433	-12.99%	0
2010	7.722891	8.789917	13.82%	0
2009	5.128430	7.722891	50.59%	0
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	0
2009	13.697545	22.023367	60.78%	0
2008	32.941605	13.697545	-58.42%	0
2007	22.985864	32.941605	43.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.890003	21.309650	-23.59%	63
2010	24.376212	27.890003	14.41%	63
2009	15.145084	24.376212	60.95%	63
2008	36.481374	15.145084	-58.49%	63
2007	25.461205	36.481374	43.28%	32
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.901345	15.735406	5.60%	0
2010	14.445190	14.901345	3.16%	0
2009	14.288471	14.445190	1.10%	0
2008	13.473320	14.288471	6.05%	0
2007	12.772282	13.473320	5.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.535018	10.247577	-11.16%	0
2010	10.341937	11.535018	11.54%	0
2009	8.097881	10.341937	27.71%	0
2008	15.248556	8.097881	-46.89%	0
2007	12.182757	15.248556	25.17%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.470280	16.408861	-11.16%	0
2010	16.562944	18.470280	11.52%	0
2009	12.974091	16.562944	27.66%	0
2008	24.422976	12.974091	-46.88%	0
2007	19.512150	24.422976	25.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
2008	15.262171	9.489423	-37.82%	0
2007	14.631960	15.262171	4.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0
2008	11.956703	11.062388	-7.48%	0
2007	11.525753	11.956703	3.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
2008	13.578871	10.267363	-24.39%	0
2007	13.054979	13.578871	4.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
2008	14.634701	9.884870	-32.46%	0
2007	14.005009	14.634701	4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0
2008	12.842197	10.741025	-16.36%	0
2007	12.323405	12.842197	4.21%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.844074	13.325468	-3.75%	731
2010	12.924568	13.844074	7.11%	731
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.755359	25.671249	-4.05%	0
2010	21.533962	26.755359	24.25%	0
2009	15.994221	21.533962	34.64%	0
2008	25.570254	15.994221	-37.45%	0
2007	24.149432	25.570254	5.88%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
2008	11.651639	11.706618	0.47%	0
2007	11.294770	11.651639	3.16%	0

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.487052	16.093510	3.92%	0
2010	14.224766	15.487052	8.87%	0
2009	11.616550	14.224766	22.45%	0
2008	14.266311	11.616550	-18.57%	0
2007	13.851522	14.266311	2.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.099983	13.480502	-10.73%	0
2010	13.437789	15.099983	12.37%	0
2009*	10.000000	13.437789	34.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.165199	8.178191	-10.77%	0
2010	8.163503	9.165199	12.27%	0
2009	6.076553	8.163503	34.34%	0
2008*	10.000000	6.076553	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.536021	12.830804	-17.41%	0
2010	14.871436	15.536021	4.47%	0
2009	11.634171	14.871436	27.83%	0
2008	22.020598	11.634171	-47.17%	0
2007	21.732167	22.020598	1.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.151323	8.747927	-4.41%	0
2010	8.047163	9.151323	13.72%	0
2009	6.298373	8.047163	27.77%	0
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406219	9.647912	-7.29%	0
2010*	10.000000	10.406219	4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.710454	9.155877	-5.71%	0
2010	7.777395	9.710454	24.85%	0
2009	6.214397	7.777395	25.15%	0
2008*	10.000000	6.214397	-37.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608443	13.311076	-2.19%	0
2010	11.018517	13.608443	23.51%	0
2009	8.780713	11.018517	25.49%	0
2008	16.646531	8.780713	-47.25%	0
2007	15.407749	16.646531	8.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.017489	29.923836	-6.54%	0
2010	25.687156	32.017489	24.64%	0
2009	20.672323	25.687156	24.26%	0
2008	30.949250	20.672323	-33.21%	0
2007	33.767343	30.949250	-8.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.332724	25.413955	-7.02%	0
2010	22.153496	27.332724	23.38%	0
2009	16.705232	22.153496	32.61%	0
2008	27.452618	16.705232	-39.15%	0
2007	27.305066	27.452618	0.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.708195	11.588039	-1.03%	0
2010	10.482532	11.708195	11.69%	0
2009	8.443977	10.482532	24.14%	0
2008	14.675695	8.443977	-42.46%	0
2007	13.780579	14.675695	6.50%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
2008*	10.000000	5.587798	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	0
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.689165	11.240748	-3.84%	0
2010	10.255537	11.689165	13.98%	0
2009	8.103526	10.255537	26.56%	0
2008	13.063813	8.103526	-37.97%	0
2007	13.571478	13.063813	-3.74%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
2008	10.480296	8.932255	-14.77%	0
2007	10.161335	10.480296	3.14%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.484832	15.070114	-2.68%	0
2010	14.374787	15.484832	7.72%	0
2009	10.103262	14.374787	42.28%	0
2008	18.837030	10.103262	-46.36%	0
2007	16.763314	18.837030	12.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.042585	19.003955	-9.69%	497
2010	18.429576	21.042585	14.18%	497
2009	13.400233	18.429576	37.53%	497
2008	22.759649	13.400233	-41.12%	497
2007	21.742014	22.759649	4.68%	238
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.151006	11.874128	-9.71%	0
2010	11.518899	13.151006	14.17%	0
2009	8.370969	11.518899	37.61%	0
2008	14.216315	8.370969	-41.12%	0
2007	13.583024	14.216315	4.66%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.799247	2.704142	-3.40%	0
2010	2.479231	2.799247	12.91%	0
2009	1.986750	2.479231	24.79%	0
2008	9.560634	1.986750	-79.22%	0
2007*	10.000000	9.560634	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.023091	2.906775	-3.85%	0
2010	2.674491	3.023091	13.03%	0
2009	2.167769	2.674491	23.38%	0
2008	10.324542	2.167769	-79.00%	0
2007	10.498653	10.324542	-1.66%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.394285	13.185198	-1.56%	0
2010	11.717558	13.394285	14.31%	0
2009	9.277785	11.717558	26.30%	0
2008	15.316318	9.277785	-39.43%	0
2007	14.899636	15.316318	2.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758750	9.395222	-3.73%	0
2010	8.032226	9.758750	21.49%	0
2009	5.946778	8.032226	35.07%	0
2008	9.716144	5.946778	-38.79%	0
2007	9.990835	9.716144	-2.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.071260	14.005396	-0.47%	67
2010	11.212926	14.071260	25.49%	67
2009	8.588847	11.212926	30.55%	67
2008	17.129200	8.588847	-49.86%	67
2007	16.364120	17.129200	4.68%	31
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.509180	13.752923	9.94%	0
2010	11.752796	12.509180	6.44%	0
2009	10.087189	11.752796	16.51%	0
2008	11.020109	10.087189	-8.47%	0
2007	10.117473	11.020109	8.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.670765	13.944609	2.00%	0
2010	12.843922	13.670765	6.44%	0
2009	11.441129	12.843922	12.26%	0
2008	11.094409	11.441129	3.13%	0
2007	10.363926	11.094409	7.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.987223	-0.13%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.505140	10.821746	-13.46%	0
2010	9.773575	12.505140	27.95%	0
2009	6.281454	9.773575	55.59%	0
2008	11.247316	6.281454	-44.15%	0
2007	10.988299	11.247316	2.36%	0

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	0
2007	10.392434	10.788393	3.81%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.053076	39.045890	5.38%	0
2010	34.294273	37.053076	8.04%	0
2009	26.752279	34.294273	28.19%	0
2008	31.960149	26.752279	-16.29%	0
2007	30.475338	31.960149	4.87%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.226910	12.543221	-5.17%	0
2010	12.712495	13.226910	4.05%	0
2009	9.743196	12.712495	30.48%	0
2008	17.872621	9.743196	-45.49%	0
2007	15.843866	17.872621	12.80%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.401580	39.774116	-26.89%	0
2010	43.564382	54.401580	24.88%	0
2009	20.757117	43.564382	109.88%	0
2008	59.866379	20.757117	-65.33%	0
2007	44.191018	59.866379	35.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.306131	15.315916	-6.07%	0
2010	13.064835	16.306131	24.81%	0
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	0
2009	9.983965	14.015000	40.38%	0
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433173	13.671784	9.96%	0
2010	12.019984	12.433173	3.44%	0
2009	11.083295	12.019984	8.45%	0
2008	11.445340	11.083295	-3.16%	0
2007	10.623823	11.445340	7.73%	0
2006	10.627401	10.623823	-0.03%	0
2005	10.633557	10.627401	-0.06%	0
2004	10.213008	10.633557	4.12%	0
2003*	10.000000	10.213008	2.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.668825	12.854506	1.47%	0
2010	11.279060	12.668825	12.32%	0
2009	9.706000	11.279060	16.21%	0
2008	15.079630	9.706000	-35.64%	0
2007	15.336528	15.079630	-1.68%	0
2006	13.310693	15.336528	15.22%	0
2005	12.927802	13.310693	2.96%	0
2004	11.627252	12.927802	11.19%	0
2003	9.134791	11.627252	27.29%	0
2002	11.513844	9.134791	-20.66%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.278213	13.223651	-13.45%	0
2010	13.704659	15.278213	11.48%	0
2009	10.411917	13.704659	31.62%	0
2008	19.177624	10.411917	-45.71%	0
2007	16.509933	19.177624	16.16%	0
2006	13.419312	16.509933	23.03%	0
2005	12.040921	13.419312	11.45%	0
2004	10.647602	12.040921	13.09%	0
2003	8.690538	10.647602	22.52%	0
2002	11.091611	8.690538	-21.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.847521	11.577481	-2.28%	0
2010	10.096145	11.847521	17.35%	0
2009	7.895892	10.096145	27.87%	0
2008	10.607030	7.895892	-25.56%	0
2007	11.034859	10.607030	-3.88%	0
2006*	10.000000	11.034859	10.35%	0

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.602046	18.490710	-0.60%	0
2010	16.667097	18.602046	11.61%	0
2009	14.131173	16.667097	17.95%	0
2008	19.612934	14.131173	-27.95%	0
2007	21.013380	19.612934	-6.66%	0
2006	17.996978	21.013380	16.76%	0
2005	17.412261	17.996978	3.36%	0
2004	15.476950	17.412261	12.50%	0
2003	12.196439	15.476950	26.90%	0
2002	14.185172	12.196439	-14.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.846075	14.691231	-1.04%	36
2010	11.990480	14.846075	23.82%	36
2009	9.746305	11.990480	23.03%	124
2008	14.337260	9.746305	-32.02%	125
2007	14.667756	14.337260	-2.25%	116
2006	13.028113	14.667756	12.59%	109
2005	12.346278	13.028113	5.52%	94
2004	10.294104	12.346278	19.94%	0
2003	7.592743	10.294104	35.58%	0
2002*	10.000000	7.592743	-24.07%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.010271	10.932111	-0.71%	0
2010	9.745324	11.010271	12.98%	0
2009	7.404379	9.745324	31.62%	0
2008	11.475348	7.404379	-35.48%	0
2007	10.820520	11.475348	6.05%	0
2006	10.069512	10.820520	7.46%	0
2005	9.875708	10.069512	1.96%	0
2004	9.449413	9.875708	4.51%	0
2003	7.621164	9.449413	23.99%	0
2002	10.900528	7.621164	-30.08%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.613314	12.644970	0.25%	0
2010	11.162010	12.613314	13.00%	0
2009	8.978954	11.162010	24.31%	12
2008	14.517123	8.978954	-38.15%	12
2007	14.017785	14.517123	3.56%	12
2006	12.333598	14.017785	13.66%	12
2005	11.971890	12.333598	3.02%	0
2004	10.996431	11.971890	8.87%	0
2003	8.705780	10.996431	26.31%	0
2002	11.395964	8.705780	-23.61%	0

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.077306	15.100978	7.27%	0
2010	12.405791	14.077306	13.47%	0
2009	10.286873	12.405791	20.60%	0
2008	14.839651	10.286873	-30.68%	0
2007	14.078129	14.839651	5.41%	0
2006	12.282546	14.078129	14.62%	0
2005	11.958170	12.282546	2.71%	0
2004	11.568814	11.958170	3.37%	0
2003	9.702740	11.568814	19.23%	0
2002	11.839596	9.702740	-18.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.575011	15.674761	0.64%	0
2010	14.587620	15.575011	6.77%	0
2009	12.309331	14.587620	18.51%	0
2008	13.492834	12.309331	-8.77%	0
2007	13.012844	13.492834	3.69%	0
2006	12.696417	13.012844	2.49%	0
2005	12.737045	12.696417	-0.32%	0
2004	12.491949	12.737045	1.96%	0
2003	12.131471	12.491949	2.97%	0
2002	11.278978	12.131471	7.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205328	10.995091	-1.88%	0
2010	10.100892	11.205328	10.93%	0
2009	8.268135	10.100892	22.17%	0
2008	11.215025	8.268135	-26.28%	0
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.772181	10.480967	-2.70%	0
2010	9.559189	10.772181	12.69%	0
2009	7.543784	9.559189	26.72%	0
2008	11.393675	7.543784	-33.79%	0
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.022271	19.182988	-4.19%	0
2010	17.374968	20.022271	15.24%	0
2009	13.015516	17.374968	33.49%	0
2008	23.050179	13.015516	-43.53%	0
2007	19.936457	23.050179	15.62%	0
2006	18.155558	19.936457	9.81%	0
2005	15.789650	18.155558	14.98%	0
2004	13.912260	15.789650	13.49%	0
2003	11.015156	13.912260	26.30%	0
2002	12.359225	11.015156	-10.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.243222	9.555539	-6.71%	0
2010	8.736084	10.243222	17.25%	0
2009	6.016095	8.736084	45.21%	0
2008	13.409697	6.016095	-55.14%	0
2007	9.357772	13.409697	43.30%	0
2006*	10.000000	9.357772	-6.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.112961	14.006873	-0.75%	300
2010	12.462004	14.112961	13.25%	301
2009	9.739694	12.462004	27.95%	1,068
2008	17.276143	9.739694	-43.62%	1,070
2007	17.313177	17.276143	-0.21%	941
2006	14.651799	17.313177	18.16%	840
2005	14.078719	14.651799	4.07%	713
2004	12.845461	14.078719	9.60%	0
2003	10.024679	12.845461	28.14%	0
2002	12.274215	10.024679	-18.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.258653	9.309477	0.55%	0
2010	7.609170	9.258653	21.68%	0
2009	5.306677	7.609170	43.39%	0
2008	12.001064	5.306677	-55.78%	0
2007	9.913004	12.001064	21.06%	0
2006	9.566623	9.913004	3.62%	0
2005	8.930329	9.566623	7.13%	0
2004	8.477086	8.930329	5.35%	0
2003	6.644054	8.477086	27.59%	0
2002	8.647434	6.644054	-23.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.264579	12.085795	-1.46%	0
2010	10.046888	12.264579	22.07%	0
2009	7.967548	10.046888	26.10%	0
2008	15.345904	7.967548	-48.08%	0
2007	12.293412	15.345904	24.83%	0
2006	11.704811	12.293412	5.03%	0
2005	11.256004	11.704811	3.99%	0
2004	11.077503	11.256004	1.61%	0
2003	8.478157	11.077503	30.66%	0
2002	12.344049	8.478157	-31.32%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.193532	13.492634	2.27%	0
2010	11.783305	13.193532	11.97%	0
2009	8.328857	11.783305	41.48%	0
2008	11.295399	8.328857	-26.26%	0
2007	11.182974	11.295399	1.01%	0
2006	10.221727	11.182974	9.40%	0
2005	10.131831	10.221727	0.89%	0
2004	9.406006	10.131831	7.72%	0
2003	7.528392	9.406006	24.94%	0
2002	7.383653	7.528392	1.96%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435687	11.702747	2.34%	0
2010	10.224645	11.435687	11.84%	0
2009	7.219256	10.224645	41.63%	0
2008	9.779485	7.219256	-26.18%	0
2007*	10.000000	9.779485	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.581595	13.273322	5.50%	43
2010	11.874274	12.581595	5.96%	81
2009	10.432191	11.874274	13.82%	81
2008	10.968752	10.432191	-4.89%	78
2007	10.697536	10.968752	2.54%	64
2006	10.422813	10.697536	2.64%	43
2005	10.375977	10.422813	0.45%	0
2004	10.108120	10.375977	2.65%	0
2003*	10.000000	10.108120	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.608504	10.198879	-12.14%	0
2010	9.166128	11.608504	26.65%	0
2009	6.652963	9.166128	37.78%	0
2008	11.177345	6.652963	-40.48%	0
2007	9.836672	11.177345	13.63%	0
2006*	10.000000	9.836672	-1.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.529980	12.649049	-18.55%	0
2010	13.967551	15.529980	11.19%	0
2009	11.226594	13.967551	24.41%	0
2008	20.325159	11.226594	-44.77%	0
2007	17.624769	20.325159	15.32%	0
2006	15.185240	17.624769	16.07%	0
2005	12.970635	15.185240	17.07%	0
2004	11.614887	12.970635	11.67%	0
2003	8.242406	11.614887	40.92%	0
2002	10.515875	8.242406	-21.62%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.541610	11.833390	-18.62%	53
2010	13.076608	14.541610	11.20%	53
2009	10.506140	13.076608	24.47%	54
2008	19.025215	10.506140	-44.78%	54
2007	16.494924	19.025215	15.34%	33
2006	14.211442	16.494924	16.07%	15
2005	12.143653	14.211442	17.03%	0
2004	10.873513	12.143653	11.68%	0
2003	7.713742	10.873513	40.96%	0
2002*	10.000000	7.713742	-22.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.361399	12.881573	-10.30%	0
2010	11.541464	14.361399	24.43%	0
2009	7.451953	11.541464	54.88%	0
2008	15.511651	7.451953	-51.96%	0
2007	14.929260	15.511651	3.90%	0
2006	13.056524	14.929260	14.34%	0
2005	12.937705	13.056524	0.92%	0
2004	11.534626	12.937705	12.16%	0
2003	7.428775	11.534626	55.27%	0
2002*	10.000000	7.428775	-25.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
2008	11.328748	7.841436	-30.78%	0
2007	11.097057	11.328748	2.09%	0
2006*	10.000000	11.097057	10.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289982	9.744898	-5.30%	0
2010	8.155480	10.289982	26.17%	18
2009	6.417120	8.155480	27.09%	18
2008	9.736270	6.417120	-34.09%	0
2007	10.136721	9.736270	-3.95%	0
2006*	10.000000	10.136721	1.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.334464	10.212488	-17.20%	0
2010	10.666723	12.334464	15.63%	0
2009	6.279233	10.666723	69.87%	0
2008	13.483652	6.279233	-53.43%	0
2007	10.648257	13.483652	26.63%	0
2006*	10.000000	10.648257	6.48%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.091064	13.298911	-11.88%	0
2010	14.112023	15.091064	6.94%	0
2009	10.442193	14.112023	35.14%	0
2008	17.756634	10.442193	-41.19%	0
2007	15.586068	17.756634	13.93%	0
2006	13.014844	15.586068	19.76%	0
2005	11.971670	13.014844	8.71%	0
2004	10.234685	11.971670	16.97%	0
2003	7.846679	10.234685	30.43%	0
2002*	10.000000	7.846679	-21.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.396586	9.137988	-12.11%	0
2010	9.746172	10.396586	6.67%	0
2009	7.219258	9.746172	35.00%	0
2008	12.308557	7.219258	-41.35%	25
2007	10.836015	12.308557	13.59%	5
2006*	10.000000	10.836015	8.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.650639	15.272985	-2.41%	0
2010	13.905472	15.650639	12.55%	0
2009	11.906623	13.905472	16.79%	0
2008	11.393085	11.906623	4.51%	0
2007	10.428766	11.393085	9.25%	0
2006*	10.000000	10.428766	4.29%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.098400	8.366416	-17.15%	0
2010	8.870716	10.098400	13.84%	0
2009	7.529426	8.870716	17.81%	0
2008	12.419305	7.529426	-39.37%	0
2007	11.592344	12.419305	7.13%	0
2006*	10.000000	11.592344	15.92%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.287170	8.743465	-5.85%	0
2010	7.600635	9.287170	22.19%	0
2009	5.365446	7.600635	41.66%	0
2008	9.082860	5.365446	-40.93%	0
2007	10.306320	9.082860	-11.87%	0
2006*	10.000000	10.306320	3.06%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.052074	10.946724	-0.95%	0
2010	10.158733	11.052074	8.79%	0
2009	8.217777	10.158733	23.62%	0
2008	11.471831	8.217777	-28.37%	0
2007	10.995483	11.471831	4.33%	0
2006*	10.000000	10.995483	9.95%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.472894	9.857724	-5.87%	0
2010	9.126673	10.472894	14.75%	0
2009	6.973249	9.126673	30.88%	0
2008	11.509546	6.973249	-39.41%	0
2007	11.377371	11.509546	1.16%	0
2006*	10.000000	11.377371	13.77%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.112888	13.882475	-1.63%	0
2010	12.424910	14.112888	13.59%	0
2009	7.309256	12.424910	69.99%	0
2008	10.608640	7.309256	-31.10%	0
2007	10.562829	10.608640	0.43%	0
2006*	10.000000	10.562829	5.63%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.016550	12.218414	-6.13%	0
2010	10.852910	13.016550	19.94%	0
2009	7.073167	10.852910	53.44%	0
2008	11.704685	7.073167	-39.57%	0
2007	10.789901	11.704685	8.48%	0
2006*	10.000000	10.789901	7.90%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.434679	11.319036	-8.97%	0
2010	10.727384	12.434679	15.92%	0
2009	7.574542	10.727384	41.62%	0
2008	10.760906	7.574542	-29.61%	0
2007	10.737169	10.760906	0.22%	0
2006*	10.000000	10.737169	7.37%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.496453	9.161734	-3.52%	0
2010	7.418066	9.496453	28.02%	0
2009	5.576145	7.418066	33.03%	0
2008	10.737978	5.576145	-48.07%	0
2007	10.334377	10.737978	3.91%	0
2006*	10.000000	10.334377	3.34%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.299778	8.755796	-5.85%	0
2010	8.102064	9.299778	14.78%	0
2009	6.177748	8.102064	31.15%	0
2008	9.976852	6.177748	-38.08%	0
2007	10.808065	9.976852	-7.69%	0
2006*	10.000000	10.808065	8.08%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724895	10.970491	2.29%	0
2010	10.351307	10.724895	3.61%	0
2009	8.239374	10.351307	25.63%	0
2008	11.730836	8.239374	-29.76%	0
2007	10.658976	11.730836	10.06%	0
2006*	10.000000	10.658976	6.59%	0

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.644185	8.872454	-8.00%	0
2010	8.340207	9.644185	15.63%	0
2009	6.444185	8.340207	29.42%	0
2008	11.831754	6.444185	-45.53%	0
2007	12.730391	11.831754	-7.06%	0
2006*	10.000000	12.730391	27.30%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.149100	16.655248	-8.23%	0
2010	16.341890	18.149100	11.06%	0
2009	12.279846	16.341890	33.08%	0
2008	20.932428	12.279846	-41.34%	0
2007	18.544861	20.932428	12.87%	0
2006	14.696197	18.544861	26.19%	0
2005	12.663998	14.696197	16.05%	0
2004	10.378445	12.663998	22.02%	0
2003	8.172087	10.378445	27.00%	0
2002*	10.000000	8.172087	-18.28%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.506313	20.550976	-8.69%	0
2010	21.046219	22.506313	6.94%	0
2009	17.104303	21.046219	23.05%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.352218	8.564033	-8.43%	0
2010	8.925862	9.352218	4.78%	0
2009	6.212331	8.925862	43.68%	0
2008	11.336953	6.212331	-45.20%	0
2007	8.432856	11.336953	34.44%	0
2006	7.853644	8.432856	7.38%	0
2005	7.090622	7.853644	10.76%	0
2004	6.108331	7.090622	16.08%	0
2003	5.162942	6.108331	18.31%	0
2002	6.241085	5.162942	-17.27%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.817615	4.330243	-10.12%	0
2010	3.935705	4.817615	22.41%	0
2009	2.549249	3.935705	54.39%	0
2008	4.624093	2.549249	-44.87%	0
2007	3.861747	4.624093	19.74%	0
2006	3.639474	3.861747	6.11%	0
2005	3.315514	3.639474	9.77%	0
2004	3.350462	3.315514	-1.04%	0
2003	2.324540	3.350462	44.13%	0
2002	3.999498	2.324540	-41.88%	0

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.676529	11.103275	-33.42%	0
2010	13.556034	16.676529	23.02%	0
2009	7.693219	13.556034	76.21%	0
2008	16.366939	7.693219	-53.00%	0
2007	12.993737	16.366939	25.96%	0
2006	9.005239	12.993737	44.29%	0
2005	6.935852	9.005239	29.84%	0
2004	5.938819	6.935852	16.79%	0
2003	4.486092	5.938819	32.38%	0
2002	6.140922	4.486092	-26.95%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087429	14.162045	0.53%	0
2010	11.596447	14.087429	21.48%	0
2009	9.301704	11.596447	24.67%	0
2008	14.153158	9.301704	-34.28%	0
2007	14.040063	14.153158	0.81%	0
2006	12.211289	14.040063	14.98%	0
2005	11.362502	12.211289	7.47%	0
2004*	10.000000	11.362502	13.63%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.226366	12.954465	-2.06%	0
2010	12.085718	13.226366	9.44%	30
2009	10.030303	12.085718	20.49%	22
2008	15.156167	10.030303	-33.82%	0
2007	14.316771	15.156167	5.86%	0
2006	12.073182	14.316771	18.58%	0
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.605196	7.432086	-2.28%	0
2010	6.481277	7.605196	17.34%	0
2009	4.934864	6.481277	31.34%	0
2008	8.182358	4.934864	-39.69%	0
2007	6.956499	8.182358	17.62%	0
2006	6.658614	6.956499	4.47%	0
2005	6.353549	6.658614	4.80%	0
2004	5.969902	6.353549	6.43%	0
2003	4.570511	5.969902	30.62%	0
2002	6.516595	4.570511	-29.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.878093	13.744802	-0.96%	0
2010	12.430016	13.878093	11.65%	0
2009*	10.000000	12.430016	24.30%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089236	10.020388	-0.68%	0
2010	9.153218	10.089236	10.23%	0
2009	7.537242	9.153218	21.44%	0
2008	10.907812	7.537242	-30.90%	0
2007	10.444700	10.907812	4.43%	0
2006*	10.000000	10.444700	4.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.783999	11.219328	4.04%	0
2010	10.339936	10.783999	4.29%	0
2009	9.369657	10.339936	10.36%	0
2008	10.565011	9.369657	-11.31%	0
2007	10.426790	10.565011	1.33%	0
2006*	10.000000	10.426790	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
2008	12.070327	7.288016	-39.62%	0
2007	10.726774	12.070327	12.53%	0
2006*	10.000000	10.726774	7.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	336
2008	11.289658	6.197142	-45.11%	338
2007	10.254148	11.289658	10.10%	339
2006*	10.000000	10.254148	2.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	0
2007*	10.000000	9.786217	-2.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.205416	16.555539	2.16%	0
2010	14.554292	16.205416	11.34%	0
2009	10.130773	14.554292	43.66%	0
2008	14.297368	10.130773	-29.14%	0
2007	14.089452	14.297368	1.48%	0
2006	12.945246	14.089452	8.84%	0
2005	12.849293	12.945246	0.75%	0
2004	11.860661	12.849293	8.34%	0
2003	9.857878	11.860661	20.32%	0
2002	9.705141	9.857878	1.57%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.047033	13.327561	2.15%	0
2010	11.717100	13.047033	11.35%	0
2009	8.151351	11.717100	43.74%	0
2008	11.521221	8.151351	-29.25%	0
2007	11.349994	11.521221	1.51%	0
2006	10.428702	11.349994	8.83%	0
2005*	10.000000	10.428702	4.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.777979	7.634174	-13.03%	0
2010	7.716333	8.777979	13.76%	0
2009	5.126680	7.716333	50.51%	0
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	37
2009	6.112083	7.910873	29.43%	40
2008*	10.000000	6.112083	-38.88%	46
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	29
2009	9.838832	10.531878	7.04%	28
2008*	10.000000	9.838832	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.058833	19.141077	-23.62%	0
2010	21.920197	25.058833	14.32%	0
2009	13.640295	21.920197	60.70%	0
2008	32.820669	13.640295	-58.44%	0
2007	22.913162	32.820669	43.24%	0
2006	17.031036	22.913162	34.54%	0
2005	13.048349	17.031036	30.52%	0
2004	10.982304	13.048349	18.81%	0
2003	6.753156	10.982304	62.62%	0
2002	8.096093	6.753156	-16.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.767477	21.205267	-23.63%	0
2010	24.281440	27.767477	14.36%	0
2009	15.093873	24.281440	60.87%	0
2008	36.376576	15.093873	-58.51%	0
2007	25.401015	36.376576	43.21%	0
2006	18.890385	25.401015	34.47%	0
2005	14.470955	18.890385	30.54%	0
2004	12.178340	14.470955	18.83%	0
2003	7.490620	12.178340	62.58%	0
2002*	10.000000	7.490620	-25.09%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.808948	15.629915	5.54%	0
2010	14.362921	14.808948	3.11%	21
2009	14.214306	14.362921	1.05%	26
2008	13.410189	14.214306	6.00%	30
2007	12.718919	13.410189	5.43%	15
2006	12.507261	12.718919	1.69%	0
2005	12.308376	12.507261	1.62%	0
2004	12.113343	12.308376	1.61%	0
2003	12.068906	12.113343	0.37%	0
2002	11.051278	12.068906	9.21%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.475116	10.189196	-11.21%	0
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
2008	15.192561	8.064028	-46.92%	0
2007	12.144219	15.192561	25.10%	0
2006	9.281421	12.144219	30.84%	0
2005	7.243582	9.281421	28.13%	0
2004	6.446338	7.243582	12.37%	0
2003	4.830339	6.446338	33.46%	0
2002	6.468145	4.830339	-25.32%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.389157	16.328497	-11.21%	49
2010	16.498556	18.389157	11.46%	49
2009	12.930219	16.498556	27.60%	329
2008	24.352789	12.930219	-46.90%	329
2007	19.466014	24.352789	25.10%	318
2006	14.878826	19.466014	30.83%	309
2005	11.615140	14.878826	28.10%	289
2004	10.322414	11.615140	12.52%	0
2003	7.751335	10.322414	33.17%	0
2002*	10.000000	7.751335	-22.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	0
2006*	10.000000	10.846210	8.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.350715	12.621030	-5.47%	0
2010	11.836163	13.350715	12.80%	0
2009	9.456041	11.836163	25.17%	0
2008	15.216240	9.456041	-37.86%	0
2007	14.595369	15.216240	4.25%	0
2006	12.691229	14.595369	15.00%	0
2005	11.949230	12.691229	6.21%	0
2004	10.649717	11.949230	12.20%	0
2003	8.207270	10.649717	29.76%	0
2002*	10.000000	8.207270	-17.93%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.329323	12.488088	1.29%	0
2010	11.832509	12.329323	4.20%	0
2009	11.023466	11.832509	7.34%	0
2008	11.920695	11.023466	-7.53%	0
2007	11.496915	11.920695	3.69%	0
2006	11.004985	11.496915	4.47%	0
2005	10.825457	11.004985	1.66%	0
2004	10.512395	10.825457	2.98%	0
2003	9.900522	10.512395	6.18%	0
2002*	10.000000	9.900522	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.090279	12.876064	-1.64%	0
2010	11.994031	13.090279	9.14%	0
2009	10.231255	11.994031	17.23%	0
2008	13.538003	10.231255	-24.43%	0
2007	13.022333	13.538003	3.96%	0
2006	11.884255	13.022333	9.58%	0
2005	11.464275	11.884255	3.66%	0
2004	10.636383	11.464275	7.78%	0
2003	9.003831	10.636383	18.13%	0
2002*	10.000000	9.003831	-9.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.386601	12.892708	-3.69%	0
2010	12.056739	13.386601	11.03%	0
2009	9.850101	12.056739	22.40%	0
2008	14.590644	9.850101	-32.49%	0
2007	13.969982	14.590644	4.44%	0
2006	12.394286	13.969982	12.71%	0
2005	11.763314	12.394286	5.36%	0
2004	10.664866	11.763314	10.30%	0
2003	8.557964	10.664866	24.62%	0
2002*	10.000000	8.557964	-14.42%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.883786	12.939592	0.43%	0
2010	12.065634	12.883786	6.78%	0
2009	10.703273	12.065634	12.73%	0
2008	12.803569	10.703273	-16.40%	0
2007	12.292621	12.803569	4.16%	0
2006	11.521507	12.292621	6.69%	0
2005	11.205635	11.521507	2.82%	0
2004	10.627027	11.205635	5.44%	0
2003	9.498578	10.627027	11.88%	0
2002*	10.000000	9.498578	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.832370	13.307463	-3.79%	114
2010	12.920205	13.832370	7.06%	114
2009*	10.000000	12.920205	29.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.589338	25.499029	-4.10%	43
2010	21.411209	26.589338	24.18%	43
2009	15.911129	21.411209	34.57%	203
2008	25.450372	15.911129	-37.48%	204
2007	24.048495	25.450372	5.83%	194
2006	22.239162	24.048495	8.14%	186
2005	20.160466	22.239162	10.31%	166
2004	17.703153	20.160466	13.88%	0
2003	13.360934	17.703153	32.50%	0
2002	16.031888	13.360934	-16.66%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280871	11.100873	-1.60%	0
2010	11.464287	11.280871	-1.60%	0
2009	11.645810	11.464287	-1.56%	0
2008	11.597006	11.645810	0.42%	0
2007	11.247554	11.597006	3.11%	4
2006	10.934570	11.247554	2.86%	328
2005	10.823110	10.934570	1.03%	330
2004	10.910569	10.823110	-0.80%	0
2003	11.019038	10.910569	-0.98%	0
2002	11.064171	11.019038	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.390983	15.985585	3.86%	167
2010	14.143714	15.390983	8.82%	167
2009	11.556220	14.143714	22.39%	430
2008	14.199439	11.556220	-18.61%	431
2007	13.793632	14.199439	2.94%	376
2006	13.370415	13.793632	3.17%	322
2005	13.297326	13.370415	0.55%	278
2004	12.684724	13.297326	4.83%	0
2003	11.497820	12.684724	10.32%	0
2002	10.899202	11.497820	5.49%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.087208	13.462265	-10.77%	0
2010	13.433240	15.087208	12.31%	0
2009*	10.000000	13.433240	34.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.152795	8.162982	-10.81%	0
2010	8.156600	9.152795	12.21%	28
2009	6.074489	8.156600	34.28%	34
2008*	10.000000	6.074489	-39.26%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.475612	12.774433	-17.45%	0
2010	14.821136	15.475612	4.42%	0
2009	11.600705	14.821136	27.76%	0
2008	21.968445	11.600705	-47.19%	8
2007	21.691770	21.968445	1.28%	5
2006	17.958520	21.691770	20.79%	0
2005	16.286544	17.958520	10.27%	0
2004	13.762779	16.286544	18.34%	0
2003*	10.000000	13.762779	37.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.138925	8.731647	-4.46%	53
2010	8.040348	9.138925	13.66%	68
2009	6.296237	8.040348	27.70%	20
2008*	10.000000	6.296237	-37.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402675	9.639732	-7.33%	0
2010*	10.000000	10.402675	4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	0
2009	6.280491	7.874053	25.37%	0
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.697319	9.138851	-5.76%	0
2010	7.770807	9.697319	24.79%	19
2009	6.212287	7.770807	25.09%	15
2008*	10.000000	6.212287	-37.88%	14
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	13
2009	6.685366	8.582814	28.38%	14
2008*	10.000000	6.685366	-33.15%	22

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.528039	13.225715	-2.23%	0
2010	10.958964	13.528039	23.44%	401
2009	8.737691	10.958964	25.42%	401
2008	16.573416	8.737691	-47.28%	401
2007	15.347910	16.573416	7.98%	338
2006	15.112192	15.347910	1.56%	267
2005	14.207650	15.112192	6.37%	182
2004	12.730702	14.207650	11.60%	90
2003	9.635711	12.730702	32.12%	203
2002	14.679081	9.635711	-34.36%	134
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.818823	29.723083	-6.59%	0
2010	25.540730	31.818823	24.58%	403
2009	20.564933	25.540730	24.20%	403
2008	30.804160	20.564933	-33.24%	403
2007	33.626225	30.804160	-8.39%	345
2006	29.133262	33.626225	15.42%	277
2005	28.722942	29.133262	1.43%	196
2004	24.885091	28.722942	15.42%	103
2003	16.122626	24.885091	54.35%	246
2002	22.495777	16.122626	-28.33%	166
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.163192	25.243514	-7.07%	0
2010	22.027260	27.163192	23.32%	0
2009	16.618484	22.027260	32.55%	0
2008	27.323988	16.618484	-39.18%	4
2007	27.191015	27.323988	0.49%	2
2006	24.662918	27.191015	10.25%	0
2005	22.314210	24.662918	10.53%	0
2004	19.052645	22.314210	17.12%	0
2003	13.730651	19.052645	38.76%	0
2002	16.879142	13.730651	-18.65%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.635530	11.510291	-1.08%	0
2010	10.422768	11.635530	11.64%	30
2009	8.400103	10.422768	24.08%	30
2008	14.606893	8.400103	-42.49%	34
2007	13.722966	14.606893	6.44%	15
2006	12.272927	13.722966	11.81%	0
2005	11.608061	12.272927	5.73%	0
2004	10.748649	11.608061	8.00%	0
2003	8.566400	10.748649	25.47%	0
2002	10.533860	8.566400	-18.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.212138	9.654362	4.80%	70
2010	7.191287	9.212138	28.10%	70
2009	5.585887	7.191287	28.74%	210
2008*	10.000000	5.585887	-44.14%	0

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	21
2009*	10.000000	12.894893	28.95%	23
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.616664	11.165367	-3.88%	77
2010	10.197096	11.616664	13.92%	84
2009	8.061443	10.197096	26.49%	77
2008	13.002593	8.061443	-38.00%	85
2007	13.514788	13.002593	-3.79%	50
2006	11.849219	13.514788	14.06%	8
2005	11.550766	11.849219	2.58%	0
2004	9.990303	11.550766	15.62%	0
2003	7.724509	9.990303	29.33%	0
2002	10.487119	7.724509	-26.34%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289725	10.154782	-1.31%	0
2010	9.932110	10.289725	3.60%	27
2009	8.906607	9.932110	11.51%	27
2008	10.455501	8.906607	-14.81%	42
2007	10.142483	10.455501	3.09%	21
2006	9.891322	10.142483	2.54%	0
2005	9.908686	9.891322	-0.18%	0
2004	9.991948	9.908686	-0.83%	0
2003*	10.000000	9.991948	-0.08%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675464	11.367189	-2.64%	0
2010	9.919776	11.675464	17.70%	0
2009	8.212423	9.919776	20.79%	0
2008	13.789344	8.212423	-40.44%	0
2007	13.943023	13.789344	-1.10%	0
2006	13.462114	13.943023	3.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0
2007	13.250742	14.030202	5.88%	17
2006	11.842802	13.250742	11.89%	0
2005	11.262512	11.842802	5.15%	0
2004*	10.000000	11.262512	12.63%	0

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.388727	14.968992	-2.73%	0
2010	14.292826	15.388727	7.67%	0
2009	10.050760	14.292826	42.21%	0
2008	18.748697	10.050760	-46.39%	0
2007	16.693231	18.748697	12.31%	0
2006	15.714870	16.693231	6.23%	0
2005	15.194913	15.714870	3.42%	0
2004	14.440322	15.194913	5.23%	0
2003	11.207016	14.440322	28.85%	0
2002	15.572047	11.207016	-28.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.960799	18.920488	-9.73%	0
2010	18.367259	20.960799	14.12%	0
2009	13.361713	18.367259	37.46%	0
2008	22.705776	13.361713	-41.15%	0
2007	21.701631	22.705776	4.63%	0
2006	18.738865	21.701631	15.81%	0
2005	16.654730	18.738865	12.51%	0
2004	14.199720	16.654730	17.29%	0
2003*	10.000000	14.199720	42.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.079901	11.803936	-9.76%	0
2010	11.462435	13.079901	14.11%	0
2009	8.334165	11.462435	37.54%	0
2008	14.161034	8.334165	-41.15%	0
2007	13.537128	14.161034	4.61%	0
2006	11.688662	13.537128	15.81%	0
2005	10.391353	11.688662	12.48%	0
2004	8.862004	10.391353	17.26%	0
2003	6.296936	8.862004	40.74%	0
2002	8.218658	6.296936	-23.38%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.794034	2.697748	-3.45%	0
2010	2.475866	2.794034	12.85%	0
2009	1.985066	2.475866	24.72%	0
2008	9.557390	1.985066	-79.23%	0
2007*	10.000000	9.557390	-4.43%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.015924	2.898416	-3.90%	0
2010	2.669500	3.015924	12.98%	0
2009	2.164825	2.669500	23.31%	0
2008	10.315805	2.164825	-79.01%	0
2007	10.495128	10.315805	-1.71%	0
2006*	10.000000	10.495128	4.95%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311181	13.096753	-1.61%	0
2010	11.650774	13.311181	14.25%	26
2009	9.229598	11.650774	26.23%	27
2008	15.244535	9.229598	-39.46%	26
2007	14.837386	15.244535	2.74%	12
2006	13.108388	14.837386	13.19%	0
2005	12.569703	13.108388	4.29%	0
2004	11.670124	12.569703	7.71%	0
2003	9.359056	11.670124	24.69%	0
2002	11.713202	9.359056	-20.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735621	9.368203	-3.77%	15
2010	8.017245	9.735621	21.43%	15
2009	5.938698	8.017245	35.00%	0
2008	9.707899	5.938698	-38.83%	14
2007	9.987465	9.707899	-2.80%	4
2006*	10.000000	9.987465	-0.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.983946	13.911443	-0.52%	0
2010	11.149007	13.983946	25.43%	0
2009	8.544230	11.149007	30.49%	0
2008	17.048909	8.544230	-49.88%	0
2007	16.295740	17.048909	4.62%	0
2006	16.084619	16.295740	1.31%	0
2005	14.551544	16.084619	10.54%	0
2004	12.346352	14.551544	17.86%	0
2003	9.990303	12.346352	23.58%	0
2002	14.060573	9.990303	-28.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310867	11.242559	-0.60%	0
2010	10.928078	11.310867	3.50%	11
2009*	10.000000	10.928078	9.28%	10
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480064	13.713953	9.89%	0
2010	11.731404	12.480064	6.38%	0
2009	10.073944	11.731404	16.45%	0
2008	11.011231	10.073944	-8.51%	0
2007	10.114488	11.011231	8.87%	0
2006*	10.000000	10.114488	1.14%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.638954	13.905112	1.95%	0
2010	12.820546	13.638954	6.38%	0
2009	11.426111	12.820546	12.20%	0
2008	11.085475	11.426111	3.07%	0
2007	10.360869	11.085475	6.99%	0
2006*	10.000000	10.360869	3.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.983857	-0.16%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.476174	10.791201	-13.51%	0
2010	9.755878	12.476174	27.88%	0
2009	6.273267	9.755878	55.52%	0
2008	11.238387	6.273267	-44.18%	0
2007	10.985196	11.238387	2.30%	0
2006*	10.000000	10.985196	9.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833986	11.263214	3.96%	0
2010	10.275922	10.833986	5.43%	0
2009	9.524373	10.275922	7.89%	0
2008	10.779264	9.524373	-11.64%	27
2007	10.388939	10.779264	3.76%	15
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.823282	38.784080	5.32%	0
2010	34.098904	36.823282	7.99%	0
2009	26.613380	34.098904	28.13%	0
2008	31.810375	26.613380	-16.34%	0
2007	30.348016	31.810375	4.82%	0
2006	27.832187	30.348016	9.04%	0
2005	25.196617	27.832187	10.46%	0
2004	23.265299	25.196617	8.30%	0
2003	18.490922	23.265299	25.82%	0
2002	17.204918	18.490922	7.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168794	12.481781	-5.22%	0
2010	12.663054	13.168794	3.99%	0
2009	9.710238	12.663054	30.41%	0
2008	17.821247	9.710238	-45.51%	0
2007	15.806391	17.821247	12.75%	0
2006	12.836370	15.806391	23.14%	0
2005	11.744532	12.836370	9.30%	0
2004	10.167476	11.744532	15.51%	0
2003	8.109277	10.167476	25.38%	0
2002*	10.000000	8.109277	-18.91%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.064138	39.507337	-26.93%	0
2010	43.316130	54.064138	24.81%	55
2009	20.649302	43.316130	109.77%	55
2008	59.585849	20.649302	-65.35%	55
2007	44.006397	59.585849	35.40%	55
2006	32.058974	44.006397	37.27%	55
2005	24.681277	32.058974	29.89%	56
2004	19.923949	24.681277	23.88%	56
2003	13.131584	19.923949	51.73%	163
2002	13.744142	13.131584	-4.46%	112
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	51.845154	42.624120	-17.79%	0
2010	40.768529	51.845154	27.17%	0
2009	26.299894	40.768529	55.01%	0
2008	49.612322	26.299894	-46.99%	0
2007	34.689305	49.612322	43.02%	0
2006	28.316407	34.689305	22.51%	0
2005	18.971961	28.316407	49.25%	0
2004	15.519976	18.971961	22.24%	0
2003	10.893391	15.519976	42.47%	0
2002	11.393485	10.893391	-4.39%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.384804	13.611707	9.91%	0
2010	11.979304	12.384804	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.819444	11.544189	-2.33%	0
2010	10.077340	11.819444	17.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.780793	14.619211	-1.09%	0
2010	11.943809	14.780793	23.75%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.178791	10.963498	-1.93%	0
2010	10.082086	11.178791	10.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.218924	9.528029	-6.76%	0
2010	8.719783	10.218924	17.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.414402	11.675049	2.28%	0
2010	10.210790	11.414402	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.532648	13.214988	5.44%	0
2010	11.834084	12.532648	5.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.581012	10.169563	-12.19%	0
2010	9.149056	11.581012	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.477677	11.775375	-18.67%	0
2010	13.025736	14.477677	11.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.298263	12.818429	-10.35%	0
2010	11.496555	14.298263	24.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.572490	11.653327	0.70%	0
2010	10.443102	11.572490	10.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265572	9.716856	-5.35%	0
2010	8.140276	10.265572	26.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.305253	10.183126	-17.25%	0
2010	10.646862	12.305253	15.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.371969	9.111717	-12.15%	0
2010	9.728036	10.371969	6.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.613571	15.229091	-2.46%	0
2010	13.879587	15.613571	12.49%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0

Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.039775	14.106981	0.48%	0
2010	11.563093	14.039775	21.42%	0

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168233	12.890980	-2.11%	0
2010	12.038713	13.168233	9.38%	0
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.558008	7.382220	-2.33%	0
2010	6.444333	7.558008	17.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.065308	9.991547	-0.73%	0
2010	9.136156	10.065308	10.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.095465	9.896797	-10.80%	0
2010	10.136054	11.095465	9.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.819331	9.204869	-6.26%	0
2010	8.447133	9.819331	16.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009539	13.282530	2.10%	0
2010	11.689363	13.009539	11.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.645366	21.101282	-23.67%	0
2010	24.186925	27.645366	14.30%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.308307	16.248453	-11.25%	0
2010	16.434372	18.308307	11.40%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.273494	12.425243	1.24%	0
2010	11.784925	12.273494	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.325997	12.827832	-3.74%	0
2010	12.008250	13.325997	10.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825438	12.874464	0.38%	0
2010	12.017093	12.825438	6.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.140387	8.147768	-10.86%	0
2010	8.149676	9.140387	12.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.415417	12.718277	-17.50%	0
2010	14.770986	15.415417	4.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.399117	9.631549	-7.38%	0
2010*	10.000000	10.399117	3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.879264	18.837322	-9.78%	0
2010	18.305112	20.879264	14.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.788812	2.691352	-3.49%	0
2010	2.472500	2.788812	12.79%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.008767	2.890072	-3.94%	0
2010	2.664526	3.008767	12.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.301282	11.227334	-0.65%	0
2010	10.924366	11.301282	3.45%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.980493	-0.20%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.110918	12.420615	-5.27%	0
2010	12.613792	13.110918	3.94%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account -9:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account -9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
	84,345 shares (cost $608,342)	$517,878
Sterling Capital Select Equity VIF (BBGI)
	97,735 shares (cost $820,150)	779,929
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
	2,750,344 shares (cost $38,348,494)	36,524,574
Stock Index Fund, Inc. - Initial Shares (DSIF)
	9,968,827 shares (cost $273,161,368)	293,881,006
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
	1,312,862 shares (cost $33,030,550)	39,267,717
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
	2,527 shares (cost $63,530)	75,081
VA International Equity Fund (HVIE)
	5,274 shares (cost $73,569)	66,605
VA Situs Fund (HVSIT)
	26,268 shares (cost $410,455)	390,075
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
	1,552,143 shares (cost $7,680,459)	10,647,704
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
	2,689 shares (cost $71,215)	74,581
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
	2,634,480 shares (cost $93,730,903)	86,173,845
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
	2,153,535 shares (cost $12,091,205)	11,370,665
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
	2,918,691 shares (cost $10,601,442)	15,089,632
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
	1,486,953 shares (cost $68,258,741)	55,968,917
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
	1,189,888 shares (cost $40,969,653)	44,525,594
Investors Growth Stock Series - Service Class (MIGSC)
	15,870 shares (cost $146,128)	170,920
Mid Cap Growth Series - Service Class (MMCGSC)
	221,544 shares (cost $1,312,672)	1,214,059
New Discovery Series - Service Class (MNDSC)
	54,620 shares (cost $649,122)	750,485
Value Series - Service Class (MVFSC)
	2,559,070 shares (cost $28,845,418)	32,090,742
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
	342,672 shares (cost $5,212,395)	5,136,659
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	310,808 shares (cost $3,167,035)	3,167,134
Core Plus Fixed Income Portfolio - Class II (MSVF2)
	84,057 shares (cost $864,457)	854,857
Emerging Markets Debt Portfolio - Class I (MSEM)
	1,214,588 shares (cost $9,477,779)	10,093,225
Mid Cap Growth Portfolio - Class I (MSVMG)
	4,000 shares (cost $37,599)	44,879
U.S. Real Estate Portfolio - Class I (MSVRE)
	70,536 shares (cost $639,478)	957,176
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	9,926,160 shares (cost $138,572,235)	138,966,236
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
	196,806 shares (cost $2,740,076)	2,747,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	1,743,406 shares (cost $27,996,177)	30,056,313
American Funds NVIT Bond Fund - Class II (GVABD2)
	2,125,806 shares (cost $21,970,243)	24,297,961
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	988,326 shares (cost $18,985,443)	19,390,963
American Funds NVIT Growth Fund - Class II (GVAGR2)
	719,480 shares (cost $35,430,842)	37,132,382
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	344,724 shares (cost $10,811,553)	12,306,664
Federated NVIT High Income Bond Fund - Class I (HIBF)
	4,165,571 shares (cost $29,229,995)	27,242,837
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	4,880,102 shares (cost $32,842,346)	31,867,063
NVIT Emerging Markets Fund - Class I (GEM)
	111,874 shares (cost $1,352,000)	1,136,638
NVIT Emerging Markets Fund - Class III (GEM3)
	3,189,247 shares (cost $31,915,379)	32,338,960
NVIT Emerging Markets Fund - Class VI (GEM6)
	58,239 shares (cost $567,722)	588,801
NVIT International Equity Fund - Class I (GIG)
	707,430 shares (cost $6,311,448)	5,659,440
NVIT International Equity Fund - Class III (GIG3)
	2,597,642 shares (cost $20,220,058)	20,807,111
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
	11,258 shares (cost $97,197)	89,837
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	8,496,199 shares (cost $66,498,051)	66,185,392
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
	361,831 shares (cost $3,657,154)	3,596,605
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
	324,897 shares (cost $2,729,761)	2,625,168
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
	849,281 shares (cost $8,543,099)	8,467,328
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
	589,148 shares (cost $5,315,263)	5,602,796
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
	980,444 shares (cost $10,159,369)	10,069,156
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
	1,942,939 shares (cost $18,682,495)	18,943,656
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
	845,850 shares (cost $7,793,778)	7,756,449
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	849,551 shares (cost $8,591,270)	8,622,948
NVIT Core Bond Fund - Class I (NVCBD1)
	847,153 shares (cost $9,173,792)	9,225,499
NVIT Core Bond Fund - Class II (NVCBD2)
	83,305 shares (cost $864,586)	904,693
NVIT Core Plus Bond Fund - Class II (NVLCP2)
	524,777 shares (cost $5,933,540)	6,019,189
NVIT Fund - Class I (TRF)
	11,559,527 shares (cost $111,808,838)	104,613,719
NVIT Fund - Class II (TRF2)
	52,743 shares (cost $467,971)	475,738
NVIT Government Bond Fund - Class I (GBF)
	18,445,597 shares (cost $216,920,209)	220,055,977
NVIT Government Bond Fund - Class II (GBF2)
	492,754 shares (cost $5,742,009)	5,858,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

American Century NVIT Growth Fund - Class I (CAF)
1,995,016 shares (cost $23,006,343)	27,451,421
NVIT International Index Fund - Class VIII (GVIX8)
750,771 shares (cost $6,499,091)	5,435,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,543,244 shares (cost $44,878,737)	39,753,389
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
343,293 shares (cost $4,277,004)	4,401,017
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
73,660 shares (cost $1,000,013)	1,017,977
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,768,165 shares (cost $46,858,517)	48,635,280
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
21,696,898 shares (cost $222,184,490)	224,128,956
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
10,748,696 shares (cost $123,447,067)	107,164,497
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
6,706,724 shares (cost $70,145,006)	69,682,859
NVIT Mid Cap Index Fund - Class I (MCIF)
5,534,785 shares (cost $96,369,264)	97,135,485
NVIT Money Market Fund - Class I (SAM)
258,642,640 shares (cost $258,642,640)	258,642,640
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,356 shares (cost $11,577)	11,875
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,847,754 shares (cost $44,944,717)	51,109,370
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
239 shares (cost $3,145)	1,990
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,135,491 shares (cost $13,272,514)	9,469,993
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
53,173 shares (cost $582,905)	440,802
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,449,496 shares (cost $22,329,849)	22,853,800
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
58,219 shares (cost $460,869)	540,270
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
974,517 shares (cost $8,618,604)	7,854,608
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
412,362 shares (cost $3,243,145)	3,315,393
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,355,787 shares (cost $63,138,470)	85,145,468
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
582,017 shares (cost $4,526,906)	5,872,552
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,058,300 shares (cost $51,122,473)	60,158,914
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,550,647 shares (cost $18,483,925)	23,771,412
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
25,024 shares (cost $352,684)	374,616
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
9,491,083 shares (cost $103,253,164)	93,771,896
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
86,452 shares (cost $788,841)	840,311
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,598,586 shares (cost $106,819,328)	95,007,996
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
102,149 shares (cost $1,659,880)	1,690,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Sector Bond Fund - Class I (MSBF)
7,010,034 shares (cost $56,966,799)	60,776,995
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,074,046 shares (cost $11,096,758)	11,073,413
NVIT Large Cap Growth Fund - Class I (NVOLG1)
25,619,435 shares (cost $387,827,768)	376,349,498
NVIT Large Cap Growth Fund - Class II (NVOLG2)
639,338 shares (cost $9,650,705)	9,366,305
Templeton NVIT International Value Fund - Class III (NVTIV3)
295,455 shares (cost $3,797,462)	3,140,683
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,327,881 shares (cost $17,800,038)	22,720,117
NVIT Real Estate Fund - Class I (NVRE1)
10,301,976 shares (cost $69,992,185)	93,335,902
VPS Growth and Income Portfolio - Class B (ALVGIB)
71,886 shares (cost $1,500,057)	1,283,884
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
40,289 shares (cost $1,008,355)	1,049,116
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
505,448 shares (cost $8,018,855)	7,773,788
VP Income & Growth Fund - Class I (ACVIG)
9,115,111 shares (cost $61,033,341)	55,966,780
VP Income & Growth Fund - Class II (ACVIG2)
174,732 shares (cost $1,167,954)	1,072,854
VP Inflation Protection Fund - Class II (ACVIP2)
6,206,438 shares (cost $67,064,921)	72,925,646
VP International Fund - Class I (ACVI)
212,626 shares (cost $1,712,734)	1,579,808
VP International Fund - Class III (ACVI3)
16,112 shares (cost $114,524)	119,713
VP Mid Cap Value Fund - Class I (ACVMV1)
844,934 shares (cost $11,078,212)	11,406,614
VP Mid Cap Value Fund - Class II (ACVMV2)
34,160 shares (cost $421,492)	461,158
VP Ultra(R) Fund - Class I (ACVU1)
24,841 shares (cost $217,857)	235,494
VP Value Fund - Class I (ACVV)
368,974 shares (cost $1,862,065)	2,140,048
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,002,085 shares (cost $20,426,645)	24,365,380
Appreciation Portfolio - Initial Shares (DCAP)
1,684,130 shares (cost $57,616,370)	63,996,936
Appreciation Portfolio - Service Shares (DCAPS)
36,368 shares (cost $1,224,038)	1,372,513
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,758 shares (cost $50,260)	46,175
International Value Portfolio - Initial Shares (DVIV)
9,266 shares (cost $108,436)	83,019
Capital Appreciation Fund II - Service Shares (FCA2S)
82,484 shares (cost $485,685)	496,554
High Income Bond Fund II - Service Shares (FHIBS)
333,299 shares (cost $1,924,286)	2,243,100
Quality Bond Fund II - Primary Shares (FQB)
10,106,773 shares (cost $109,598,833)	113,296,924
Quality Bond Fund II - Service Shares (FQBS)
407,405 shares (cost $4,338,301)	4,546,641
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
87,126 shares (cost $753,809)	769,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Contrafund Portfolio - Service Class (FCS)
487,442 shares (cost $13,202,735)	11,186,802
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,202,724 shares (cost $20,076,491)	22,514,998
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
11,585,527 shares (cost $268,540,486)	215,838,361
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
275,197 shares (cost $6,148,678)	5,066,381
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
1,004,709 shares (cost $9,928,589)	10,348,501
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,462 shares (cost $53,394)	56,042
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
807,249 shares (cost $7,641,356)	8,233,940
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
13,253 shares (cost $122,548)	134,787
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
639,389 shares (cost $6,311,663)	6,195,682
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
32,191 shares (cost $303,883)	311,289
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
35,590 shares (cost $484,141)	650,235
VIP Fund - Growth Portfolio - Service Class (FGS)
4,210,276 shares (cost $130,522,711)	154,980,264
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
62,805 shares (cost $2,207,295)	2,294,264
VIP Fund - High Income Portfolio - Service Class (FHIS)
8,784,632 shares (cost $48,626,631)	47,085,627
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,111,114 shares (cost $62,714,440)	59,333,346
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,000,181 shares (cost $61,991,194)	64,302,328
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,288,003 shares (cost $34,483,896)	37,261,919
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
209,262 shares (cost $6,047,519)	5,980,716
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,070,230 shares (cost $18,916,918)	14,533,722
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
204,358 shares (cost $3,913,982)	2,736,349
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
1,805,969 shares (cost $35,654,639)	24,470,877
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,211,007 shares (cost $9,675,761)	10,608,419
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,473,240 shares (cost $48,845,533)	49,736,794
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,527 shares (cost $681,067)	717,756
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
932,773 shares (cost $15,206,828)	14,485,970
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
828,195 shares (cost $8,836,032)	7,751,908
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,990 shares (cost $29,688)	24,992
Templeton Foreign Securities Fund - Class 3 (TIF3)
579,267 shares (cost $7,860,231)	7,246,632
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,015,239 shares (cost $53,189,635)	54,726,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
542,803 shares (cost $4,113,900)	4,119,878
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,113,737 shares (cost $23,960,530)	22,807,222
Guardian Portfolio - I Class Shares (AMGP)
10,087 shares (cost $145,448)	184,492
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,537 shares (cost $231,209)	290,306
Partners Portfolio - I Class Shares (AMTP)
4,634 shares (cost $50,271)	46,297
Regency Portfolio - S Class Shares (AMRS)
181 shares (cost $2,159)	2,783
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
105,436 shares (cost $1,408,144)	1,278,935
Socially Responsive Portfolio - I Class Shares (AMSRS)
576,304 shares (cost $8,298,382)	8,269,964
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
71,160 shares (cost $2,838,713)	2,828,594
Global Securities Fund/VA - Class 3 (OVGS3)
2,634,302 shares (cost $79,767,758)	72,838,464
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,686,261 shares (cost $46,686,395)	46,304,721
Global Securities Fund/VA - Service Class (OVGSS)
64,752 shares (cost $1,766,091)	1,761,900
High Income Fund/VA - Class 3 (OVHI3)
497,987 shares (cost $1,033,822)	956,136
High Income Fund/VA - Non-Service Shares (OVHI)
34,184 shares (cost $204,748)	64,950
High Income Fund/VA - Service Class (OVHIS)
11,829 shares (cost $83,479)	22,593
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
4,565,909 shares (cost $88,755,310)	94,559,966
Main Street Fund(R)/VA - Service Class (OVGIS)
123,401 shares (cost $2,556,670)	2,533,414
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
678,649 shares (cost $11,029,497)	11,652,400
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
9,189 shares (cost $147,161)	156,394
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
1,151,609 shares (cost $49,613,947)	54,194,730
Global Strategic Income Fund/VA: Service Shares (OVSBS)
667,629 shares (cost $3,575,171)	3,665,284
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
826,142 shares (cost $9,703,803)	9,988,055
Low Duration Portfolio - Advisor Class (PMVLAD)
3,660,091 shares (cost $38,127,486)	37,991,745
Real Return Portfolio - Administrative Class (PMVRRA)
87,198 shares (cost $1,205,398)	1,216,419
Total Return Portfolio - Administrative Class (PMVTRA)
245,317 shares (cost $2,729,819)	2,703,393
Total Return Portfolio - Advisor Class (PMVTRD)
563,417 shares (cost $6,323,939)	6,208,851
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
662 shares (cost $13,698)	10,123
Capital Growth Portfolio - Class II (ACEG2)
36,387 shares (cost $928,176)	1,140,737
Comstock Portfolio - Class II (ACC2)
526,731 shares (cost $6,571,376)	5,941,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

V.I. Basic Value Fund - Series II (AVBV2)
10,567 shares (cost $55,993)	64,250
V.I. Capital Appreciation Fund - Series I (AVCA)
2,105 shares (cost $49,907)	45,081
V.I. Capital Appreciation Fund - Series II (AVCA2)
48,850 shares (cost $889,201)	1,028,791
V.I. Capital Development Fund - Series II (AVCD2)
102,207 shares (cost $1,385,254)	1,232,610
V.I. Core Equity Fund - Series I (AVGI)
5,522 shares (cost $138,970)	147,554
V.I. Core Equity Fund - Series II (AVCE2)
24,350 shares (cost $531,265)	645,525
V.I. Equity and Income Fund - Series I (IVKEI1)
17,495 shares (cost $259,315)	238,627
V.I. Global Health Care Fund - Series I (IVHS)
4,894 shares (cost $82,001)	85,012
V.I. Global Real Estate Fund - Series I (IVRE)
23,884 shares (cost $314,694)	289,955
Diversified Stock Fund Class A Shares (VYDS)
360,770 shares (cost $4,115,558)	3,264,968
Micro-Cap Portfolio - Investment Class (ROCMC)
80,602 shares (cost $693,655)	839,069
Series D (Global Series) (SBLD)
26,525 shares (cost $236,585)	228,908
Series J (Mid Cap Growth Series) (SBLJ)
4,693 shares (cost $119,231)	134,912
Series N (Managed Asset Allocation Series) (SBLN)
4,834 shares (cost $81,026)	96,779
Series O (All Cap Value Series) (SBLO)
36,267 shares (cost $707,286)	774,295
Series P (High Yield Series) (SBLP)
15,537 shares (cost $400,265)	415,938
Series Q (Small Cap Value Series) (SBLQ)
28,725 shares (cost $848,240)	921,790
Series V (Mid Cap Value Series) (SBLV)
35,932 shares (cost $1,608,449)	1,920,562
Series X (Small Cap Growth Series) (SBLX)
4,428 shares (cost $83,197)	82,000
Series Y (Select 25 Series) (SBLY)
1,746 shares (cost $16,836)	16,626
Health Sciences Portfolio - II (TRHS2)
486,600 shares (cost $7,953,834)	7,809,937
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,222,763 shares (cost $13,903,008)	12,704,506
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,154,170 shares (cost $14,738,762)	12,003,367
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
1,110,121 shares (cost $32,016,693)	34,169,525
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
390,534 shares (cost $11,606,811)	12,008,917
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
19,537,011 shares (cost $180,676,272)	177,937,237
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,216,814 shares (cost $40,535,592)	47,028,536
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
16,656,699 shares (cost $88,868,926)	96,675,480
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
9,152,050 shares (cost $94,394,858)	107,090,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
	2,711,679 shares (cost $18,840,117)	17,555,411
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
	1,536,453 shares (cost $8,787,349)	8,933,091
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
	278,307 shares (cost $1,392,097)	1,364,036
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
	4,372,611 shares (cost $25,062,092)	23,112,308
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
	11,058,584 shares (cost $90,784,071)	112,696,928
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
	20,606,774 shares (cost $64,779,354)	70,450,438
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
	3,902,569 shares (cost $30,119,018)	30,658,581
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
	917,025 shares (cost $16,746,271)	13,454,313
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
	469,865 shares (cost $2,381,182)	2,364,737
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
	188,882 shares (cost $3,181,065)	3,884,144
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
	1,612,136 shares (cost $10,776,928)	13,490,036
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
	26,676,869 shares (cost $26,676,869)	26,676,869
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
	1,242,110 shares (cost $7,873,224)	8,390,330
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
	3,987,011 shares (cost $60,795,890)	60,789,161
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
	5,666,465 shares (cost $53,808,156)	52,933,847
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
	467,791 shares (cost $6,259,764)	6,816,129
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
	8,199,136 shares (cost $48,763,305)	45,678,205
Advantage VT Opportunity Fund - Class 2 (SVOF)
	15,809 shares (cost $249,668)	274,754
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
	845,383 shares (cost $6,143,894)	6,492,542

Total Investments		$6,061,634,298

Accounts Payable-Mid Cap Growth Portfolio - Class I (MSVMG)		(3,870)
Other Accounts Payable		(62,525)

		$6,061,567,903

Contract Owners’ Equity:
Accumulation units		5,988,154,125
Contracts in payout (annuitization) period (note 1f)		73,413,778

Total Contract Owners’ Equity (note 5)		$6,061,567,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE
Reinvested dividends	$109,445,102	4,672	9,713	866,081	5,782,619	386,167	604	827
Mortality and expense risk charges (note 2)	(78,194,239)	(8,284)	(11,051)	(397,843)	(3,498,469)	(456,115)	(1,569)	(799)

Net investment income (loss)	31,250,863	(3,612)	(1,338)	468,238	2,284,150	(69,948)	(965)	28
Realized gain (loss) on investments	117,010,831	(110,960)	(362,420)	420,723	15,166,022	1,991,785	1,889	(2,907)
Change in unrealized gain (loss) on investments	(395,769,589)	67,258	317,845	(3,689,282)	(16,619,845)	(1,856,998)	(2,688)	(7,007)

Net gain (loss) on investments	(278,758,758)	(43,702)	(44,575)	(3,268,559)	(1,453,823)	134,787	(799)	(9,914)

Reinvested capital gains	34,433,189	-	-	922,056	2,213,734	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(213,074,706)	(47,314)	(45,913)	(1,878,265)	3,044,061	64,839	(1,764)	(9,886)

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Reinvested dividends	$91	139,985	2,332	251,556	-	-	331,603	240,233
Mortality and expense risk charges (note 2)	(6,167)	(120,691)	(1,247)	(1,160,322)	(179,913)	(189,353)	(1,008,907)	(694,947)

Net investment income (loss)	(6,076)	19,294	1,085	(908,766)	(179,913)	(189,353)	(677,304)	(454,714)
Realized gain (loss) on investments	(61,769)	1,065,140	168	9,916,193	3,659,801	1,034,165	(4,161,614)	7,047,640
Change in unrealized gain (loss) on investments	(20,383)	(972,511)	(7,916)	(16,882,728)	(5,071,672)	(2,494,664)	(28,487,796)	(31,027,463)

Net gain (loss) on investments	(82,152)	92,629	(7,748)	(6,966,535)	(1,411,871)	(1,460,499)	(32,649,410)	(23,979,823)

Reinvested capital gains	-	-	5,438	-	-	-	883,573	631,886

Net increase (decrease) in contract owners’ equity resulting from operations	$(88,228)	111,923	(1,225)	(7,875,301)	(1,591,784)	(1,649,852)	(32,443,141)	(23,802,651)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$482	-	-	446,903	24,545	110,637	30,760	382,873
Mortality and expense risk charges (note 2)	(2,320)	(27,815)	(19,699)	(412,303)	(28,948)	(47,501)	(16,786)	(122,667)

Net investment income (loss)	(1,838)	(27,815)	(19,699)	34,600	(4,403)	63,136	13,974	260,206
Realized gain (loss) on investments	3,931	19,937	74,101	(1,003,520)	79,348	639	(8,368)	14,723
Change in unrealized gain (loss) on investments	(3,469)	(96,890)	(265,583)	101,100	(148,204)	14,771	24,552	221,337

Net gain (loss) on investments	462	(76,953)	(191,482)	(902,420)	(68,856)	15,410	16,184	236,060

Reinvested capital gains	-	-	117,072	141,999	-	-	-	119,265

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,376)	(104,768)	(94,109)	(725,821)	(73,259)	78,546	30,158	615,531

Investment Activity:	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$166	8,590	2,429,336	43,422	456,114	592,924	234,560	115,642
Mortality and expense risk charges (note 2)	(1,030)	(16,476)	(1,750,971)	(56,300)	(393,997)	(293,020)	(270,804)	(482,957)

Net investment income (loss)	(864)	(7,886)	678,365	(12,878)	62,117	299,904	(36,244)	(367,315)
Realized gain (loss) on investments	8,976	87,782	795,050	20,877	(1,021,572)	1,118,235	(1,358,248)	(2,759,266)
Change in unrealized gain (loss) on investments	(10,584)	(40,768)	(2,450,456)	(49,907)	870,779	(315,415)	(853,577)	786,049

Net gain (loss) on investments	(1,608)	47,014	(1,655,406)	(29,030)	(150,793)	802,820	(2,211,825)	(1,973,217)

Reinvested capital gains	21	-	367,865	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451)	39,128	(609,176)	(34,476)	(88,676)	1,102,724	(2,248,069)	(2,340,532)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$129,397	2,501,175	2,680,914	10,087	300,559	3,453	62,948	294,530
Mortality and expense risk charges (note 2)	(152,373)	(338,373)	(370,074)	(17,442)	(502,235)	(14,593)	(38,218)	(257,845)

Net investment income (loss)	(22,976)	2,162,802	2,310,840	(7,355)	(201,676)	(11,140)	24,730	36,685
Realized gain (loss) on investments	(99,068)	(1,216,411)	(68,101)	(182,450)	(5,901,629)	24,333	33,704	(1,495,831)
Change in unrealized gain (loss) on investments	(295,421)	(68,509)	(1,254,835)	(194,714)	(4,952,430)	(213,925)	(770,978)	(1,154,206)

Net gain (loss) on investments	(394,489)	(1,284,920)	(1,322,936)	(377,164)	(10,854,059)	(189,592)	(737,274)	(2,650,037)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(417,465)	877,882	987,904	(384,519)	(11,055,735)	(200,732)	(712,544)	(2,613,352)

Investment Activity:	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$946	455,612	24,292	11	54,980	234,145	140,207	235,350
Mortality and expense risk charges (note 2)	(958)	(882,291)	(38,111)	(42)	(29,965)	(112,992)	(71,876)	(116,967)

Net investment income (loss)	(12)	(426,679)	(13,819)	(31)	25,015	121,153	68,331	118,383
Realized gain (loss) on investments	(4,019)	2,396,508	645,266	245	113,735	679,973	112,306	289,345
Change in unrealized gain (loss) on investments	(6,873)	(12,503,510)	(882,687)	(543)	(401,718)	(1,082,853)	(501,521)	(424,227)

Net gain (loss) on investments	(10,892)	(10,107,002)	(237,421)	(298)	(287,983)	(402,880)	(389,215)	(134,882)

Reinvested capital gains	-	612,655	-	-	40,893	60,931	34,750	53,609

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,904)	(9,921,026)	(251,240)	(329)	(222,075)	(220,796)	(286,134)	37,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$482,669	202,006	220,382	267,538	23,276	120,488	1,314,724	4,769
Mortality and expense risk charges (note 2)	(243,888)	(108,863)	(96,700)	(96,257)	(15,210)	(56,378)	(1,215,938)	(9,880)

Net investment income (loss)	238,781	93,143	123,682	171,281	8,066	64,110	98,786	(5,111)
Realized gain (loss) on investments	1,688,917	498,370	179,438	100,750	9,397	34,723	(1,793,123)	(50,795)
Change in unrealized gain (loss) on investments	(2,782,112)	(1,197,270)	(493,829)	147,169	16,006	127,769	1,400,569	50,543

Net gain (loss) on investments	(1,093,195)	(698,900)	(314,391)	247,919	25,403	162,492	(392,554)	(252)

Reinvested capital gains	125,171	78,069	52,671	-	-	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(729,243)	(527,688)	(138,038)	419,200	33,469	231,692	(293,768)	(5,363)

Investment Activity:	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$6,773,164	171,235	174,542	151,772	820,606	92,274	21,732	1,244,508
Mortality and expense risk charges (note 2)	(2,599,235)	(120,377)	(316,035)	(57,316)	(555,562)	(46,559)	(12,113)	(624,386)

Net investment income (loss)	4,173,929	50,858	(141,493)	94,456	265,044	45,715	9,619	620,122
Realized gain (loss) on investments	352,878	50,663	2,718,191	265,374	(4,733,651)	77,194	28,116	(297,452)
Change in unrealized gain (loss) on investments	8,528,350	201,824	(3,102,540)	(1,395,427)	2,423,366	(143,231)	(60,306)	391,917

Net gain (loss) on investments	8,881,228	252,487	(384,349)	(1,130,053)	(2,310,285)	(66,037)	(32,190)	94,465

Reinvested capital gains	693,023	18,621	-	-	-	5,315	884	170,870

Net increase (decrease) in contract owners’ equity resulting from operations	$13,748,180	321,966	(525,842)	(1,035,597)	(2,045,241)	(15,007)	(21,687)	885,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2
Reinvested dividends	$5,390,892	2,497,621	1,780,538	861,048	193	178	770,616	37
Mortality and expense risk charges (note 2)	(3,055,877)	(1,549,678)	(941,826)	(1,271,465)	(3,170,077)	(146)	(660,782)	(30)

Net investment income (loss)	2,335,015	947,943	838,712	(410,417)	(3,169,884)	32	109,834	7
Realized gain (loss) on investments	(3,294,147)	(3,707,998)	(824,243)	2,688,764	-	161	2,423,101	(102)
Change in unrealized gain (loss) on investments	(1,491,985)	(752,315)	664,581	(7,148,226)	-	(1,537)	(8,536,436)	(337)

Net gain (loss) on investments	(4,786,132)	(4,460,313)	(159,662)	(4,459,462)	-	(1,376)	(6,113,335)	(439)

Reinvested capital gains	-	-	-	1,642,981	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451,117)	(3,512,370)	679,050	(3,226,898)	(3,169,884)	(1,344)	(6,003,501)	(432)

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$219,327	8,829	1,742	-	101,352	31,724	-	-
Mortality and expense risk charges (note 2)	(144,649)	(8,607)	(317,217)	(12,585)	(108,984)	(61,837)	(1,096,454)	(88,355)

Net investment income (loss)	74,678	222	(315,475)	(12,585)	(7,632)	(30,113)	(1,096,454)	(88,355)
Realized gain (loss) on investments	(3,387,382)	(98,123)	634,688	73,672	(86,987)	182,814	7,617,033	685,093
Change in unrealized gain (loss) on investments	1,221,761	(386)	(1,250,747)	(83,249)	(894,703)	(543,243)	(11,580,475)	(957,891)

Net gain (loss) on investments	(2,165,621)	(98,509)	(616,059)	(9,577)	(981,690)	(360,429)	(3,963,442)	(272,798)

Reinvested capital gains	-	-	-	-	282,809	118,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,090,943)	(98,287)	(931,534)	(22,162)	(706,513)	(271,556)	(5,059,896)	(361,153)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$541,154	-	-	483,212	3,559	589,818	10,324	2,778,261
Mortality and expense risk charges (note 2)	(786,577)	(312,143)	(8,626)	(1,199,034)	(18,874)	(1,209,866)	(39,171)	(751,540)

Net investment income (loss)	(245,423)	(312,143)	(8,626)	(715,822)	(15,315)	(620,048)	(28,847)	2,026,721
Realized gain (loss) on investments	3,359,910	(985,030)	(2,753)	(3,384,670)	(84,476)	(7,073,506)	(310,641)	888,970
Change in unrealized gain (loss) on investments	(5,489,242)	767,695	2,368	(2,265,549)	35,117	637,574	206,915	(43,706)

Net gain (loss) on investments	(2,129,332)	(217,335)	(385)	(5,650,219)	(49,359)	(6,435,932)	(103,726)	845,264

Reinvested capital gains	274,952	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,099,803)	(529,478)	(9,011)	(6,366,041)	(64,674)	(7,055,980)	(132,573)	2,871,985

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB
Reinvested dividends	$209,744	2,908,976	45,486	102,728	335,290	867,470	15,087	1,213
Mortality and expense risk charges (note 2)	(156,320)	(4,873,535)	(203,194)	(41,118)	(298,210)	(1,121,720)	(24,893)	(25,223)

Net investment income (loss)	53,424	(1,964,559)	(157,708)	61,610	37,080	(254,250)	(9,806)	(24,010)
Realized gain (loss) on investments	63,521	1,310,954	52,173	112,098	1,737,840	6,371,540	(93,990)	43,051
Change in unrealized gain (loss) on investments	(71,371)	(13,123,827)	(327,551)	(705,320)	(2,512,355)	(1,385,093)	169,396	(85,395)

Net gain (loss) on investments	(7,850)	(11,812,873)	(275,378)	(593,222)	(774,515)	4,986,447	75,406	(42,344)

Reinvested capital gains	-	1,506,699	38,300	3,935	-	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,574	(12,270,733)	(394,786)	(527,677)	(737,435)	5,130,530	65,600	(66,354)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2
Reinvested dividends	$27,571	932,419	16,070	2,635,178	25,878	2,052	156,004	5,922
Mortality and expense risk charges (note 2)	(140,562)	(675,219)	(24,037)	(757,186)	(20,653)	(2,473)	(126,938)	(8,855)

Net investment income (loss)	(112,991)	257,200	(7,967)	1,877,992	5,225	(421)	29,066	(2,933)
Realized gain (loss) on investments	313,846	(383,192)	(56,407)	817,750	170,437	4,662	1,084,722	(5,987)
Change in unrealized gain (loss) on investments	(1,299,380)	1,468,022	89,283	2,995,849	(413,572)	(23,951)	(1,663,985)	(19,760)

Net gain (loss) on investments	(985,534)	1,084,830	32,876	3,813,599	(243,135)	(19,289)	(579,263)	(25,747)

Reinvested capital gains	-	-	-	770,397	-	-	306,319	14,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,098,525)	1,342,030	24,909	6,461,988	(237,910)	(19,710)	(243,878)	(14,675)

Investment Activity:	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S
Reinvested dividends	$-	44,736	162,492	1,020,954	23,807	262	2,184	2,569
Mortality and expense risk charges (note 2)	(4,264)	(24,519)	(288,025)	(677,980)	(27,500)	(823)	(1,151)	(10,408)

Net investment income (loss)	(4,264)	20,217	(125,533)	342,974	(3,693)	(561)	1,033	(7,839)
Realized gain (loss) on investments	2,350	(98,591)	2,728,537	85,675	(16,797)	9,281	(9,243)	17,114
Change in unrealized gain (loss) on investments	603	69,265	(2,794,290)	4,286,498	123,769	(17,463)	(12,247)	(48,939)

Net gain (loss) on investments	2,953	(29,326)	(65,753)	4,372,173	106,972	(8,182)	(21,490)	(31,825)

Reinvested capital gains	-	-	64,997	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,311)	(9,109)	(126,289)	4,715,147	103,279	(8,743)	(20,457)	(39,664)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2
Reinvested dividends	$208,142	6,797,631	268,331	6,311	109,571	219,618	5,412,504	122,224
Mortality and expense risk charges (note 2)	(43,588)	(1,439,599)	(95,560)	(16,972)	(138,151)	(326,817)	(2,666,025)	(107,606)

Net investment income (loss)	164,554	5,358,032	172,771	(10,661)	(28,580)	(107,199)	2,746,479	14,618
Realized gain (loss) on investments	3,592	(374,374)	47,082	(74,130)	(48,752)	149,367	(10,102,212)	(480,890)
Change in unrealized gain (loss) on investments	(88,808)	(3,322,361)	(197,055)	(4,746)	(345,175)	(2,095,750)	7,362,541	435,445

Net gain (loss) on investments	(85,216)	(3,696,735)	(149,973)	(78,876)	(393,927)	(1,946,383)	(2,739,671)	(45,445)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,338	1,661,297	22,798	(89,537)	(422,507)	(2,053,582)	6,808	(30,827)

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS
Reinvested dividends	$210,362	1,067	173,950	2,704	128,257	6,043	387	430,089
Mortality and expense risk charges (note 2)	(108,108)	(1,258)	(97,304)	(2,778)	(63,327)	(4,744)	(7,842)	(1,909,641)

Net investment income (loss)	102,254	(191)	76,646	(74)	64,930	1,299	(7,455)	(1,479,552)
Realized gain (loss) on investments	(1,073)	482	(77,005)	(1,340)	163,154	(36,619)	(15,374)	11,048,936
Change in unrealized gain (loss) on investments	(329,188)	(1,912)	(239,459)	(3,449)	(530,600)	22,152	31,851	(11,192,664)

Net gain (loss) on investments	(330,261)	(1,430)	(316,464)	(4,789)	(367,446)	(14,467)	16,477	(143,728)

Reinvested capital gains	53,279	298	31,484	518	18,769	944	-	600,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,728)	(1,323)	(208,334)	(4,345)	(283,747)	(12,224)	9,022	(1,022,757)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R
Reinvested dividends	$3,073	3,246,686	4,137,269	2,028,734	62,049	1,464	224,285	40,149
Mortality and expense risk charges (note 2)	(48,001)	(572,887)	(572,247)	(754,792)	(519,433)	(138,689)	(200,091)	(65,913)

Net investment income (loss)	(44,928)	2,673,799	3,565,022	1,273,942	(457,384)	(137,225)	24,194	(25,764)
Realized gain (loss) on investments	110,329	(1,629,820)	3,075,554	858,832	656,225	(41,461)	523,375	(361,741)
Change in unrealized gain (loss) on investments	(108,371)	522,628	(4,607,318)	(86,490)	(5,614,047)	(731,892)	(3,930,486)	(279,748)

Net gain (loss) on investments	1,958	(1,107,192)	(1,531,764)	772,342	(4,957,822)	(773,353)	(3,407,111)	(641,489)

Reinvested capital gains	9,111	-	-	1,819,183	71,098	11,506	37,957	7,343

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,859)	1,566,607	2,033,258	3,865,467	(5,344,108)	(899,072)	(3,344,960)	(659,910)

Investment Activity:	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$381,766	106,554	3,083,737	10,337	123,089	101,329	486	153,014
Mortality and expense risk charges (note 2)	(361,821)	(147,878)	(623,191)	(10,393)	(193,970)	(121,569)	(363)	(102,499)

Net investment income (loss)	19,945	(41,324)	2,460,546	(56)	(70,881)	(20,240)	123	50,515
Realized gain (loss) on investments	(2,960,978)	1,602,103	(1,751,601)	6,211	4,960,357	1,797,198	477	1,114,352
Change in unrealized gain (loss) on investments	(2,890,730)	(2,764,699)	(104,092)	22,538	(5,857,628)	(3,748,153)	(3,827)	(2,144,565)

Net gain (loss) on investments	(5,851,708)	(1,162,596)	(1,855,693)	28,749	(897,271)	(1,950,955)	(3,350)	(1,030,213)

Reinvested capital gains	65,120	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,766,643)	(1,203,920)	604,853	28,693	(968,152)	(1,971,195)	(3,227)	(979,698)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS	AMFAS
Reinvested dividends	$3,319,359	592	959,220	944	-	-	12	-
Mortality and expense risk charges (note 2)	(675,386)	(48,690)	(310,697)	(3,438)	(6,052)	(973)	(43)	(25,400)

Net investment income (loss)	2,643,973	(48,098)	648,523	(2,494)	(6,052)	(973)	(31)	(25,400)
Realized gain (loss) on investments	894,787	288,294	(59,754)	2,362	92,063	3,160	331	285,891
Change in unrealized gain (loss) on investments	(5,221,208)	(405,392)	(794,698)	(8,882)	(89,534)	(9,978)	(547)	(368,121)

Net gain (loss) on investments	(4,326,421)	(117,098)	(854,452)	(6,520)	2,529	(6,818)	(216)	(82,230)

Reinvested capital gains	386,748	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,295,700)	(165,196)	(205,929)	(9,014)	(3,523)	(7,791)	(247)	(107,630)

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS
Reinvested dividends	$30,682	11,809	1,157,196	779,935	25,627	249,851	11,078	2,264
Mortality and expense risk charges (note 2)	(106,718)	(34,789)	(1,017,504)	(662,722)	(40,284)	(22,648)	(1,057)	(317)

Net investment income (loss)	(76,036)	(22,980)	139,692	117,213	(14,657)	227,203	10,021	1,947
Realized gain (loss) on investments	669,607	66,277	1,000,530	6,398,466	332,840	52,966	(188,774)	(12,083)
Change in unrealized gain (loss) on investments	(1,023,629)	(102,915)	(8,792,391)	(11,277,489)	(504,231)	(276,243)	177,894	9,270

Net gain (loss) on investments	(354,022)	(36,638)	(7,791,861)	(4,879,023)	(171,391)	(223,277)	(10,880)	(2,813)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(430,058)	(59,618)	(7,652,169)	(4,761,810)	(186,048)	3,926	(859)	(866)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS	PMVFAD	PMVLAD
Reinvested dividends	$924,317	16,791	53,236	758	-	115,713	179,065	581,147
Mortality and expense risk charges (note 2)	(1,164,658)	(48,497)	(96,034)	(2,290)	(707,355)	(74,510)	(107,061)	(420,082)

Net investment income (loss)	(240,341)	(31,706)	(42,798)	(1,532)	(707,355)	41,203	72,004	161,065
Realized gain (loss) on investments	4,046,357	64,628	349,445	1,408	4,291,259	11,058	401,419	194,329
Change in unrealized gain (loss) on investments	(5,003,334)	(88,797)	(358,156)	(8,289)	(3,242,085)	(149,435)	81,270	(478,868)

Net gain (loss) on investments	(956,977)	(24,169)	(8,711)	(6,881)	1,049,174	(138,377)	482,689	(284,539)

Reinvested capital gains	-	-	-	-	-	50,347	32,411	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,197,318)	(55,875)	(51,509)	(8,413)	341,819	(46,827)	587,104	(123,474)

Investment Activity:	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	AVBV2	AVCA
Reinvested dividends	$19,104	73,303	70,780	141	-	93,007	428	74
Mortality and expense risk charges (note 2)	(10,604)	(30,441)	(29,564)	(140)	(24,958)	(123,989)	(873)	(711)

Net investment income (loss)	8,500	42,862	41,216	1	(24,958)	(30,982)	(445)	(637)
Realized gain (loss) on investments	65,244	62,923	(14,152)	(772)	141,430	(44,788)	1,091	2,265
Change in unrealized gain (loss) on investments	(23,714)	(79,007)	(115,089)	53	(212,800)	(154,306)	(3,913)	(6,397)

Net gain (loss) on investments	41,530	(16,084)	(129,241)	(719)	(71,370)	(199,094)	(2,822)	(4,132)

Reinvested capital gains	33,909	38,096	87,116	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$83,939	64,874	(909)	(718)	(96,328)	(230,076)	(3,267)	(4,769)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS	IVRE	VYDS
Investment Activity:
Reinvested dividends	$-	-	1,493	5,686	710	-	11,798	25,543
Mortality and expense risk charges (note 2)	(17,456)	(20,614)	(4,236)	(14,652)	(1,812)	(1,174)	(3,929)	(45,829)

Net investment income (loss)	(17,456)	(20,614)	(2,743)	(8,966)	(1,102)	(1,174)	7,869	(20,286)
Realized gain (loss) on investments	57,235	165,846	45,669	35,631	(2,353)	17,447	45,421	(81,482)
Change in unrealized gain (loss) on investments	(148,759)	(342,968)	(42,945)	(39,212)	(20,687)	(14,498)	(87,399)	(220,595)

Net gain (loss) on investments	(91,524)	(177,122)	2,724	(3,581)	(23,040)	2,949	(41,978)	(302,077)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,980)	(197,736)	(19)	(12,547)	(24,142)	1,775	(34,109)	(322,363)

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$22,659	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(11,073)	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)

Net investment income (loss)	11,586	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)
Realized gain (loss) on investments	(23,929)	(1,727)	16,846	2,808	116,231	53,502	90,788	67,984
Change in unrealized gain (loss) on investments	(127,419)	(33,746)	(22,024)	(1,474)	(134,605)	(49,023)	(147,371)	(245,990)

Net gain (loss) on investments	(151,348)	(35,473)	(5,178)	1,334	(18,374)	4,479	(56,583)	(178,006)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,762)	(38,149)	(6,766)	50	(27,956)	413	(67,959)	(202,847)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	SBLX	SBLY	TRHS2	VWEMR	VWEM	VWHAR	VWHA	WRASP
Reinvested dividends	$-	-	-	202,603	178,624	545,194	188,642	2,334,621
Mortality and expense risk charges (note 2)	(1,135)	(249)	(54,989)	(194,576)	(175,985)	(497,644)	(162,525)	(2,520,502)

Net investment income (loss)	(1,135)	(249)	(54,989)	8,027	2,639	47,550	26,117	(185,881)
Realized gain (loss) on investments	21,651	3,011	64,029	3,107,435	(1,014,141)	806,908	1,225,700	13,379,146
Change in unrealized gain (loss) on investments	(24,049)	(4,554)	(248,121)	(8,037,696)	(3,649,755)	(9,382,890)	(4,078,889)	(29,630,335)

Net gain (loss) on investments	(2,398)	(1,543)	(184,092)	(4,930,261)	(4,663,896)	(8,575,982)	(2,853,189)	(16,251,189)

Reinvested capital gains	-	-	-	-	-	586,535	201,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,533)	(1,792)	(239,081)	(4,922,234)	(4,661,257)	(7,941,897)	(2,625,082)	(16,437,070)

Investment Activity:	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP
Reinvested dividends	$806,636	2,726,363	446,171	216,953	-	26,249	-	510,687
Mortality and expense risk charges (note 2)	(588,738)	(1,140,997)	(1,367,680)	(228,885)	(126,950)	(8,144)	(400,286)	(1,430,903)

Net investment income (loss)	217,898	1,585,366	(921,509)	(11,932)	(126,950)	18,105	(400,286)	(920,216)
Realized gain (loss) on investments	3,893,805	1,298,404	9,932,852	125,797	(255,068)	(4,488)	(3,243,603)	10,133,988
Change in unrealized gain (loss) on investments	(7,119,620)	2,383,158	(11,760,857)	(1,211,019)	(645,624)	(28,061)	(3,782,615)	(12,234,373)

Net gain (loss) on investments	(3,225,815)	3,681,562	(1,828,005)	(1,085,222)	(900,692)	(32,549)	(7,026,218)	(2,100,385)

Reinvested capital gains	4,250,371	673,132	3,993,075	-	-	-	-	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	$1,242,454	5,940,060	1,243,561	(1,097,154)	(1,027,642)	(14,444)	(7,426,504)	1,635,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRRESP
Investment Activity:
Reinvested dividends	$5,811,027	163,897	272,152	29,018	-	954	5,555	73,935
Mortality and expense risk charges (note 2)	(885,160)	(436,693)	(191,645)	(9,123)	(53,573)	(184,687)	(316,914)	(109,249)

Net investment income (loss)	4,925,867	(272,796)	80,507	19,895	(53,573)	(183,733)	(311,359)	(35,314)
Realized gain (loss) on investments	264,811	3,718,059	(1,905,228)	4,168	180,551	1,152,384	-	(1,002,965)
Change in unrealized gain (loss) on investments	(1,956,990)	(6,452,185)	(740,993)	(16,445)	(552,173)	(1,829,127)	-	1,405,801

Net gain (loss) on investments	(1,692,179)	(2,734,126)	(2,646,221)	(12,277)	(371,622)	(676,743)	-	402,836

Reinvested capital gains	-	-	-	-	-	572,924	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,233,688	(3,006,922)	(2,565,714)	7,618	(425,195)	(287,552)	(311,359)	367,522

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	NVAGF3	CSIEF3
Investment Activity:
Reinvested dividends	$-	-	40,933	417,206	387	-	45,547	30,549
Mortality and expense risk charges (note 2)	(847,410)	(733,076)	(92,790)	(631,900)	(4,549)	(98,023)	(4,595)	(8,041)

Net investment income (loss)	(847,410)	(733,076)	(51,857)	(214,694)	(4,162)	(98,023)	40,952	22,508
Realized gain (loss) on investments	5,972,317	3,350,929	(43,492)	951,028	33,857	(25,482)	(126,856)	(53,706)
Change in unrealized gain (loss) on investments	(12,014,698)	(10,215,660)	(1,117,820)	(5,188,767)	(46,626)	(418,005)	52,091	(126,839)

Net gain (loss) on investments	(6,042,381)	(6,864,731)	(1,161,312)	(4,237,739)	(12,769)	(443,487)	(74,765)	(180,545)

Reinvested capital gains	2,726,712	568,594	-	-	-	-	62,150	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,163,079)	(7,029,213)	(1,213,169)	(4,452,433)	(16,931)	(541,510)	28,337	(158,037)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	GEF	GEF3	WSCP	AVB
Investment Activity:
Reinvested dividends	$42,806	31,184	24,004	5,426
Mortality and expense risk charges (note 2)	(34,773)	(26,691)	(39,045)	(855)

Net investment income (loss)	8,033	4,493	(15,041)	4,571
Realized gain (loss) on investments	1,344,123	(807,515)	642,075	11,198
Change in unrealized gain (loss) on investments	(1,476,223)	710,618	(918,498)	(1,919)

Net gain (loss) on investments	(132,100)	(96,897)	(276,423)	9,279

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,067)	(92,404)	(291,464)	13,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		BBCMAG		BBGI		MLVGA3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$31,250,863	31,584,156	(3,612)	743	(1,338)	(249)	468,238	70,591
Realized gain (loss) on investments	117,010,831	(56,533,762)	(110,960)	(107,659)	(362,420)	(687,004)	420,723	407,938
Change in unrealized gain (loss) on investments	(395,769,589)	885,246,152	67,258	195,441	317,845	813,200	(3,689,282)	1,343,809
Reinvested capital gains	34,433,189	38,426,055	-	-	-	-	922,056	169,611

Net increase (decrease) in contract owners’ equity resulting from operations	(213,074,706)	898,722,601	(47,314)	88,525	(45,913)	125,947	(1,878,265)	1,991,949

Equity transactions:
Purchase payments received from contract owners (note 3)	139,626,678	175,161,828	7,898	7,901	76,049	21,499	990,883	1,171,643
Transfers between funds	-	-	(13,825)	21,843	(7,930)	(111,260)	12,375,334	14,396,359
Redemptions (note 3)	(1,399,520,879)	(1,485,445,815)	(160,902)	(166,097)	(523,013)	(452,368)	(4,608,146)	(3,978,794)
Annuity benefits	(5,861,123)	(5,840,577)	-	-	-	-	(25,121)	(16,063)
Contract maintenance charges (note 2)	(179,324)	(199,103)	-	-	-	-	(206)	(96)
Contingent deferred sales charges (note 2)	(1,628,046)	(1,454,198)	-	(196)	(172)	(1,045)	(2,693)	(938)
Adjustments to maintain reserves	(52,497)	(78,577)	(48)	(2)	(39)	(44)	(313)	(1,023)

Net equity transactions	(1,267,615,191)	(1,317,856,442)	(166,877)	(136,551)	(455,105)	(543,217)	8,729,738	11,571,088

Net change in contract owners’ equity	(1,480,689,897)	(419,133,841)	(214,191)	(48,026)	(501,018)	(417,270)	6,851,473	13,563,037
Contract owners’ equity beginning of period	7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	29,673,046	16,110,009

Contract owners’ equity end of period	$6,061,567,903	7,542,257,800	517,872	732,063	779,932	1,280,950	36,524,519	29,673,046

CHANGES IN UNITS:
Beginning units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	2,250,841	1,329,525
Units purchased	109,220,806	193,534,437	9,408	7,189	15,297	4,723	1,369,065	1,730,348
Units redeemed	(198,234,245)	(283,851,700)	(24,717)	(20,723)	(59,890)	(62,499)	(714,949)	(809,032)

Ending units	451,701,753	540,715,192	50,679	65,988	78,794	123,387	2,904,957	2,250,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DSIF		DSRG		DSRGS		HVIE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,284,150	2,328,617	(69,948)	(83,721)	(965)	(1,132)	28	(1)
Realized gain (loss) on investments	15,166,022	7,866,902	1,991,785	1,303,082	1,889	5,071	(2,907)	1
Change in unrealized gain (loss) on investments	(16,619,845)	32,392,551	(1,856,998)	4,273,277	(2,688)	6,784	(7,007)	42
Reinvested capital gains	2,213,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,044,061	42,588,070	64,839	5,492,638	(1,764)	10,723	(9,886)	42

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,238	7,546,756	1,409,390	1,493,947	-	-	-	-
Transfers between funds	(13,172,185)	(6,486,526)	(417,481)	(1,368,028)	(5)	67	95,349	4,880
Redemptions (note 3)	(50,109,533)	(49,955,688)	(6,754,323)	(6,404,196)	(13,242)	(34,626)	(23,771)	-
Annuity benefits	(174,491)	(168,231)	(6,460)	(5,866)	-	-	-	-
Contract maintenance charges (note 2)	(8,615)	(10,169)	(3,139)	(3,562)	-	-	-	-
Contingent deferred sales charges (note 2)	(77,661)	(106,802)	(15,713)	(21,625)	-	(52)	-	-
Adjustments to maintain reserves	(284)	(1,702)	(2,182)	(270)	(18)	(9)	(10)	-

Net equity transactions	(56,649,531)	(49,182,361)	(5,789,908)	(6,309,600)	(13,265)	(34,620)	71,568	4,880

Net change in contract owners’ equity	(53,605,470)	(6,594,291)	(5,725,069)	(816,962)	(15,029)	(23,897)	61,682	4,922
Contract owners’ equity beginning of period	347,483,558	354,077,849	44,991,873	45,808,835	90,116	114,013	4,922	-

Contract owners’ equity end of period	$293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116	66,604	4,922

CHANGES IN UNITS:
Beginning units	25,036,633	29,044,402	3,796,404	4,390,417	8,596	12,253	477	-
Units purchased	2,153,616	2,238,764	249,536	132,790	3	14	23,029	479
Units redeemed	(6,161,836)	(6,246,533)	(726,098)	(726,803)	(1,318)	(3,671)	(16,134)	(2)

Ending units	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596	7,372	477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	HVSIT		JPMMV1		JABS		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,076)	(2)	19,294	10,097	1,085	1,428	(908,766)	(1,150,038)
Realized gain (loss) on investments	(61,769)	53	1,065,140	782,473	168	1,409	9,916,193	10,793,264
Change in unrealized gain (loss) on investments	(20,383)	4	(972,511)	1,394,609	(7,916)	4,603	(16,882,728)	(4,098,525)
Reinvested capital gains	-	-	-	-	5,438	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,228)	55	111,923	2,187,179	(1,225)	7,440	(7,875,301)	5,544,701

Equity transactions:
Purchase payments received from contract owners (note 3)	48,555	-	81,390	105,717	-	-	1,535,318	2,478,918
Transfers between funds	510,711	15,259	(27,496)	307,064	(32,415)	-	(10,972,314)	(5,022,668)
Redemptions (note 3)	(96,248)	-	(1,420,579)	(1,685,760)	(4,593)	(7,268)	(18,309,626)	(20,035,823)
Annuity benefits	-	-	(2,726)	(2,425)	(422)	(409)	(41,669)	(42,040)
Contract maintenance charges (note 2)	-	-	(360)	(374)	-	1	(2,470)	(2,690)
Contingent deferred sales charges (note 2)	-	-	(2,143)	(747)	-	-	(25,450)	(26,096)
Adjustments to maintain reserves	(53)	2	(2,167)	(1,160)	(1)	39	(113)	(2,348)

Net equity transactions	462,965	15,261	(1,374,081)	(1,277,686)	(37,431)	(7,637)	(27,816,324)	(22,652,747)

Net change in contract owners’ equity	374,737	15,316	(1,262,158)	909,493	(38,656)	(197)	(35,691,625)	(17,108,046)
Contract owners’ equity beginning of period	15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

Contract owners’ equity end of period	$390,053	15,316	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

CHANGES IN UNITS:
Beginning units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565
Units purchased	120,204	1,674	133,401	190,347	40	39	1,485,850	1,589,579
Units redeemed	(86,322)	(318)	(226,494)	(294,557)	(2,574)	(557)	(4,327,465)	(4,014,211)

Ending units	35,238	1,356	724,335	817,428	4,875	7,409	9,423,318	12,264,933

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAGTS2		JAGTS		JAIGS2		JAIGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(179,913)	(147,605)	(189,353)	(196,497)	(677,304)	(685,413)	(454,714)	(435,049)
Realized gain (loss) on investments	3,659,801	316,299	1,034,165	805,632	(4,161,614)	2,409,923	7,047,640	9,225,218
Change in unrealized gain (loss) on investments	(5,071,672)	2,482,442	(2,494,664)	3,240,262	(28,487,796)	21,432,682	(31,027,463)	7,949,018
Reinvested capital gains	-	-	-	-	883,573	-	631,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,591,784)	2,651,136	(1,649,852)	3,849,397	(32,443,141)	23,157,192	(23,802,651)	16,739,187

Equity transactions:
Purchase payments received from contract owners (note 3)	705,174	806,542	130,856	128,552	2,067,982	2,866,917	654,766	636,150
Transfers between funds	(1,648,670)	2,620,446	(536,299)	(985,517)	(20,494,124)	1,440,069	(2,233,720)	(3,619,665)
Redemptions (note 3)	(2,899,241)	(2,191,966)	(2,667,322)	(2,374,682)	(14,809,383)	(17,389,236)	(10,790,044)	(12,596,333)
Annuity benefits	-	-	(2,561)	(2,308)	(28,154)	(27,537)	(15,195)	(16,464)
Contract maintenance charges (note 2)	(403)	(403)	(610)	(669)	(2,345)	(2,885)	(1,300)	(1,543)
Contingent deferred sales charges (note 2)	(6,660)	(4,828)	(1,530)	(1,697)	(28,329)	(37,696)	(9,600)	(12,706)
Adjustments to maintain reserves	(227)	(158)	(4,970)	(5,572)	(352)	3,335	(972)	2,676

Net equity transactions	(3,850,027)	1,229,632	(3,082,436)	(3,241,893)	(33,294,705)	(13,147,034)	(12,396,065)	(15,607,884)

Net change in contract owners’ equity	(5,441,811)	3,880,768	(4,732,288)	607,504	(65,737,846)	10,010,158	(36,198,716)	1,131,303
Contract owners’ equity beginning of period	16,812,409	12,931,641	19,820,830	19,213,326	121,706,658	111,696,500	80,724,144	79,592,841

Contract owners’ equity end of period	$11,370,598	16,812,409	15,088,542	19,820,830	55,968,812	121,706,658	44,525,428	80,724,144

CHANGES IN UNITS:
Beginning units	1,087,988	1,031,386	3,870,859	4,618,124	4,043,040	4,589,729	4,560,947	5,558,077
Units purchased	531,003	540,662	34,493	17,929	357,591	1,127,414	41,566	49,333
Units redeemed	(802,031)	(484,060)	(642,685)	(765,194)	(1,623,180)	(1,674,103)	(844,129)	(1,046,463)

Ending units	816,960	1,087,988	3,262,667	3,870,859	2,777,451	4,043,040	3,758,384	4,560,947

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MIGSC		MMCGSC		MNDSC		MVFSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,838)	(1,786)	(27,815)	(29,153)	(19,699)	(20,890)	34,600	63,600
Realized gain (loss) on investments	3,931	1,972	19,937	(26,771)	74,101	(5,076)	(1,003,520)	(2,225,769)
Change in unrealized gain (loss) on investments	(3,469)	17,222	(96,890)	435,360	(265,583)	345,445	101,100	5,447,120
Reinvested capital gains	-	-	-	-	117,072	-	141,999	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,376)	17,408	(104,768)	379,436	(94,109)	319,479	(725,821)	3,284,951

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	8,065	11,907	7,881	9,301	937,264	1,233,430
Transfers between funds	-	(220)	(126,732)	(43,801)	(42,359)	156	2,174,166	424,074
Redemptions (note 3)	(9,362)	(16,600)	(265,496)	(254,124)	(362,040)	(260,082)	(6,523,466)	(5,440,171)
Annuity benefits	(6,952)	(6,405)	-	-	-	-	(34,695)	(33,222)
Contract maintenance charges (note 2)	-	1	-	-	-	-	(954)	(1,012)
Contingent deferred sales charges (note 2)	(23)	(339)	(446)	(170)	(173)	(222)	(6,014)	(8,459)
Adjustments to maintain reserves	(8)	(164)	(45)	96	(73)	(313)	(416)	4

Net equity transactions	(16,345)	(23,726)	(384,654)	(286,091)	(396,764)	(251,159)	(3,454,115)	(3,825,355)

Net change in contract owners’ equity	(17,721)	(6,318)	(489,422)	93,345	(490,873)	68,320	(4,179,936)	(540,404)
Contract owners’ equity beginning of period	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015	36,270,557	36,810,961

Contract owners’ equity end of period	$170,920	188,641	1,214,048	1,703,470	750,462	1,241,335	32,090,621	36,270,557

CHANGES IN UNITS:
Beginning units	15,259	17,463	175,231	210,034	84,336	106,493	3,299,060	3,696,423
Units purchased	70	-	1,523	6,194	3,647	15,204	1,511,838	865,222
Units redeemed	(1,379)	(2,204)	(40,965)	(40,997)	(29,842)	(37,361)	(1,821,484)	(1,262,585)

Ending units	13,950	15,259	135,789	175,231	58,141	84,336	2,989,414	3,299,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSVF2		MSEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,403)	(3,132)	63,136	207,944	13,974	23,553	260,206	388,894
Realized gain (loss) on investments	79,348	12,252	639	84,494	(8,368)	(48,054)	14,723	(84,500)
Change in unrealized gain (loss) on investments	(148,204)	72,467	14,771	(6,107)	24,552	64,038	221,337	757,864
Reinvested capital gains	-	-	-	-	-	-	119,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,259)	81,587	78,546	286,331	30,158	39,537	615,531	1,062,258

Equity transactions:
Purchase payments received from contract owners (note 3)	118,974	106,889	9,942	186,137	-	8,717	113,611	88,406
Transfers between funds	4,644,814	835,173	68,377	(169,084)	(8,638)	231,989	(497,998)	(610,897)
Redemptions (note 3)	(561,059)	(6,367)	(665,475)	(774,478)	(43,548)	(207,272)	(1,867,264)	(2,132,358)
Annuity benefits	-	-	-	-	(10,914)	(10,905)	(8,982)	(9,660)
Contract maintenance charges (note 2)	(23)	-	(65)	(77)	-	1	(257)	(260)
Contingent deferred sales charges (note 2)	(350)	(21)	(1,109)	(804)	(206)	(114)	(1,597)	(2,043)
Adjustments to maintain reserves	(9,716)	(16)	(200)	(156)	(25)	(8)	(170)	(467)

Net equity transactions	4,192,640	935,657	(588,530)	(758,462)	(63,331)	22,408	(2,262,657)	(2,667,279)

Net change in contract owners’ equity	4,119,381	1,017,244	(509,984)	(472,131)	(33,173)	61,945	(1,647,126)	(1,605,021)
Contract owners’ equity beginning of period	1,017,244	-	3,677,059	4,149,190	888,015	826,070	11,740,317	13,345,338

Contract owners’ equity end of period	$5,136,625	1,017,244	3,167,075	3,677,059	854,842	888,015	10,093,191	11,740,317

CHANGES IN UNITS:
Beginning units	94,481	-	332,360	397,097	66,721	63,439	377,508	466,768
Units purchased	538,896	107,371	6,051,638	6,106,500	24	30,570	8,284	20,915
Units redeemed	(141,831)	(12,890)	(6,109,492)	(6,171,237)	(4,313)	(27,288)	(79,111)	(110,175)

Ending units	491,546	94,481	274,506	332,360	62,432	66,721	306,681	377,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVMG		MSVRE		NVAMV1		NVAMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(864)	(907)	(7,886)	7,016	678,365	152,590	(12,878)	1,169
Realized gain (loss) on investments	8,976	4,401	87,782	113,371	795,050	101,418	20,877	10,180
Change in unrealized gain (loss) on investments	(10,584)	10,914	(40,768)	154,463	(2,450,456)	2,830,584	(49,907)	57,218
Reinvested capital gains	21	-	-	-	367,865	372,605	7,432	8,014

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451)	14,408	39,128	274,850	(609,176)	3,457,197	(34,476)	76,581

Equity transactions:
Purchase payments received from contract owners (note 3)	(14)	37	21,125	13,145	1,741,240	244,987	47,704	41,354
Transfers between funds	(18,232)	17,477	(73,057)	(96,252)	(10,420,021)	174,239,861	13,079	3,647,837
Redemptions (note 3)	(758)	(18,004)	(131,801)	(245,466)	(27,756,826)	(2,151,859)	(814,283)	(230,045)
Annuity benefits	(549)	(1,315)	(14,306)	(11,894)	(109,615)	(6,599)	-	-
Contract maintenance charges (note 2)	(5)	(14)	(111)	(118)	(3,892)	(237)	-	-
Contingent deferred sales charges (note 2)	26	(1)	22	(214)	(33,170)	(4,976)	(278)	-
Adjustments to maintain reserves	3,713	(1,458)	(890)	2,150	(7,110)	(5,778)	(88)	12

Net equity transactions	(15,819)	(3,278)	(199,018)	(338,649)	(36,589,394)	172,315,399	(753,866)	3,459,159

Net change in contract owners’ equity	(18,270)	11,130	(159,890)	(63,799)	(37,198,570)	175,772,596	(788,342)	3,535,740
Contract owners’ equity beginning of period	67,019	55,889	1,116,800	1,180,599	176,164,621	392,025	3,535,740	-

Contract owners’ equity end of period	$48,749	67,019	956,910	1,116,800	138,966,051	176,164,621	2,747,398	3,535,740

CHANGES IN UNITS:
Beginning units	6,496	4,834	35,233	47,730	12,471,315	31,259	256,614	-
Units purchased	-	2,757	1,058	1,486	417,291	12,697,067	15,544	274,349
Units redeemed	(1,637)	(1,095)	(6,955)	(13,983)	(3,007,645)	(257,011)	(70,090)	(17,735)

Ending units	4,859	6,496	29,336	35,233	9,880,961	12,471,315	202,068	256,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$62,117	114,043	299,904	275,945	(36,244)	(81,478)	(367,315)	(379,466)
Realized gain (loss) on investments	(1,021,572)	(2,412,778)	1,118,235	694,437	(1,358,248)	(1,709,080)	(2,759,266)	(3,209,864)
Change in unrealized gain (loss) on investments	870,779	5,741,498	(315,415)	570,183	(853,577)	4,108,005	786,049	9,681,197
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,676)	3,442,763	1,102,724	1,540,565	(2,248,069)	2,317,447	(2,340,532)	6,091,867

Equity transactions:
Purchase payments received from contract owners (note 3)	899,028	1,049,843	492,021	763,309	469,596	408,316	1,092,732	1,389,984
Transfers between funds	212,010	250,710	(1,597,826)	1,205,534	(1,846,844)	716,536	3,340,934	3,162,437
Redemptions (note 3)	(5,460,977)	(6,971,963)	(4,550,652)	(6,223,556)	(4,073,859)	(4,065,330)	(7,427,009)	(6,893,127)
Annuity benefits	(78,376)	(74,385)	(38,240)	(60,731)	(18,432)	(14,476)	(57,003)	(48,756)
Contract maintenance charges (note 2)	(1,181)	(1,010)	(357)	(391)	(778)	(837)	(1,421)	(1,432)
Contingent deferred sales charges (note 2)	(4,588)	(9,045)	(5,951)	(12,376)	(6,800)	(3,848)	(10,122)	(9,958)
Adjustments to maintain reserves	(279)	1,353	(394)	(491)	(264)	2,055	(711)	2,492

Net equity transactions	(4,434,363)	(5,754,497)	(5,701,399)	(4,328,702)	(5,477,381)	(2,957,584)	(3,062,600)	(2,398,359)

Net change in contract owners’ equity	(4,523,039)	(2,311,734)	(4,598,675)	(2,788,137)	(7,725,450)	(640,137)	(5,403,132)	3,693,508
Contract owners’ equity beginning of period	34,579,297	36,891,031	28,896,595	31,684,732	27,116,384	27,756,521	42,535,440	38,841,932

Contract owners’ equity end of period	$30,056,258	34,579,297	24,297,920	28,896,595	19,390,934	27,116,384	37,132,308	42,535,440

CHANGES IN UNITS:
Beginning units	3,070,605	3,655,535	2,540,834	2,923,369	2,352,559	2,651,292	4,103,841	4,400,289
Units purchased	355,791	781,157	305,302	848,414	279,143	555,037	1,019,681	1,082,780
Units redeemed	(764,073)	(1,366,087)	(791,670)	(1,230,949)	(754,202)	(853,770)	(1,315,612)	(1,379,228)

Ending units	2,662,323	3,070,605	2,054,466	2,540,834	1,877,500	2,352,559	3,807,910	4,103,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(22,976)	(31,320)	2,162,802	2,597,566	2,310,840	2,515,382	(7,355)	(20,558)
Realized gain (loss) on investments	(99,068)	(646,824)	(1,216,411)	(1,803,639)	(68,101)	13,861,200	(182,450)	(64,651)
Change in unrealized gain (loss) on investments	(295,421)	1,831,687	(68,509)	3,224,192	(1,254,835)	(12,613,795)	(194,714)	360,262
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(417,465)	1,153,543	877,882	4,018,119	987,904	3,762,787	(384,519)	275,053

Equity transactions:
Purchase payments received from contract owners (note 3)	413,304	517,953	93,630	79,217	602,339	832,954	50,858	66,253
Transfers between funds	779,271	1,582,482	(1,688,262)	(1,809,615)	(284,755)	(21,181,442)	(162,184)	(156,085)
Redemptions (note 3)	(1,689,973)	(2,091,288)	(5,744,265)	(6,934,686)	(6,705,989)	(6,722,168)	(311,832)	(455,737)
Annuity benefits	(53,076)	(50,834)	(15,327)	(17,271)	(25,843)	(28,975)	(3,169)	(5,551)
Contract maintenance charges (note 2)	(362)	(295)	(391)	(466)	(331)	(345)	(63)	(59)
Contingent deferred sales charges (note 2)	(2,564)	(2,427)	(4,297)	(5,552)	(6,260)	(6,167)	(940)	(450)
Adjustments to maintain reserves	(258)	(801)	(530)	(916)	(495)	(3,089)	(62)	(191)

Net equity transactions	(553,658)	(45,210)	(7,359,442)	(8,689,289)	(6,421,334)	(27,109,232)	(427,392)	(551,820)

Net change in contract owners’ equity	(971,123)	1,108,333	(6,481,560)	(4,671,170)	(5,433,430)	(23,346,445)	(811,911)	(276,767)
Contract owners’ equity beginning of period	13,277,735	12,169,402	33,724,159	38,395,329	37,300,452	60,646,897	1,948,460	2,225,227

Contract owners’ equity end of period	$12,306,612	13,277,735	27,242,599	33,724,159	31,867,022	37,300,452	1,136,549	1,948,460

CHANGES IN UNITS:
Beginning units	1,421,023	1,422,326	1,905,594	2,432,766	2,742,198	5,022,438	70,785	92,773
Units purchased	355,549	515,144	9,777	62,462	1,007,577	3,367,157	2,457	1,647
Units redeemed	(402,026)	(516,447)	(416,334)	(589,634)	(1,463,460)	(5,647,397)	(20,154)	(23,635)

Ending units	1,374,546	1,421,023	1,499,037	1,905,594	2,286,315	2,742,198	53,088	70,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM3		GEM6		GIG		GIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(201,676)	(566,214)	(11,140)	(19,010)	24,730	(3,036)	36,685	(49,963)
Realized gain (loss) on investments	(5,901,629)	(11,714,634)	24,333	(260,475)	33,704	56,569	(1,495,831)	(5,227,492)
Change in unrealized gain (loss) on investments	(4,952,430)	19,225,413	(213,925)	397,489	(770,978)	(10,389)	(1,154,206)	7,913,535
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,055,735)	6,944,565	(200,732)	118,004	(712,544)	43,144	(2,613,352)	2,636,080

Equity transactions:
Purchase payments received from contract owners (note 3)	946,015	1,209,703	9,356	34,861	39,314	32,910	560,911	316,040
Transfers between funds	(6,710,212)	(1,774,128)	(39,380)	4,713	5,983,328	(361,742)	2,315,266	(1,220,819)
Redemptions (note 3)	(7,895,652)	(8,480,529)	(174,993)	(276,463)	(434,399)	(137,485)	(4,384,665)	(4,266,072)
Annuity benefits	(32,299)	(34,168)	-	-	(1,553)	(829)	(104)	(98)
Contract maintenance charges (note 2)	(2,386)	(2,888)	-	-	(73)	(40)	(584)	(603)
Contingent deferred sales charges (note 2)	(16,737)	(24,382)	(28)	(201)	(174)	(432)	(5,057)	(12,154)
Adjustments to maintain reserves	(40)	202	(29)	109	34,619	(265)	(8,071)	(552)

Net equity transactions	(13,711,311)	(9,106,190)	(205,074)	(236,981)	5,621,062	(467,883)	(1,522,304)	(5,184,257)

Net change in contract owners’ equity	(24,767,046)	(2,161,625)	(405,806)	(118,977)	4,908,518	(424,739)	(4,135,656)	(2,548,177)
Contract owners’ equity beginning of period	57,105,797	59,267,422	994,617	1,113,594	766,436	1,191,175	24,943,880	27,492,057

Contract owners’ equity end of period	$32,338,751	57,105,797	588,811	994,617	5,674,954	766,436	20,808,224	24,943,880

CHANGES IN UNITS:
Beginning units	1,961,773	2,343,389	45,329	57,783	62,717	108,942	1,299,368	1,606,441
Units purchased	230,287	515,837	3,215	8,913	512,881	5,025	320,310	309,157
Units redeemed	(744,179)	(897,453)	(13,195)	(21,367)	(52,390)	(51,250)	(404,538)	(616,230)

Ending units	1,447,881	1,961,773	35,349	45,329	523,208	62,717	1,215,140	1,299,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVIE6		NVNMO1		NVNSR1		NVNSR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12)	(237)	(426,679)	(851,277)	(13,819)	(16,370)	(31)	(27)
Realized gain (loss) on investments	(4,019)	(3,832)	2,396,508	2,969,870	645,266	454,570	245	7
Change in unrealized gain (loss) on investments	(6,873)	9,569	(12,503,510)	2,178,031	(882,687)	302,498	(543)	374
Reinvested capital gains	-	-	612,655	7,570,839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,904)	5,500	(9,921,026)	11,867,463	(251,240)	740,698	(329)	354

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	843,458	1,520,229	124,711	241,728	-	-
Transfers between funds	54,592	-	(3,073,960)	(9,478,834)	1,213,521	(1,410,734)	841	-
Redemptions (note 3)	(7,520)	(4,230)	(12,857,497)	(14,703,827)	(628,009)	(806,825)	(2,556)	-
Annuity benefits	(2,059)	(1,765)	(14,483)	(16,807)	(628)	(575)	-	-
Contract maintenance charges (note 2)	-	1	(1,543)	(1,861)	(582)	(767)	-	-
Contingent deferred sales charges (note 2)	-	-	(12,659)	(19,979)	(2,141)	(4,318)	-	-
Adjustments to maintain reserves	(3)	6	(415)	4,583	(122)	44	(5)	-

Net equity transactions	45,010	(5,988)	(15,117,099)	(22,696,497)	706,750	(1,981,448)	(1,720)	-

Net change in contract owners’ equity	34,106	(488)	(25,038,125)	(10,829,034)	455,510	(1,240,750)	(2,049)	354
Contract owners’ equity beginning of period	55,731	56,219	91,223,789	102,052,823	3,141,089	4,381,839	2,049	1,695

Contract owners’ equity end of period	$89,837	55,731	66,185,664	91,223,789	3,596,599	3,141,089	-	2,049

CHANGES IN UNITS:
Beginning units	7,153	8,052	10,221,217	13,082,723	318,693	545,466	217	217
Units purchased	7,163	28	589,091	956,878	289,015	204,391	82	-
Units redeemed	(1,343)	(927)	(2,322,813)	(3,818,384)	(225,845)	(431,164)	(299)	-

Ending units	12,973	7,153	8,487,495	10,221,217	381,863	318,693	-	217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$25,015	(15,416)	121,153	(23,647)	68,331	(23,121)	118,383	4,113
Realized gain (loss) on investments	113,735	260,027	679,973	293,238	112,306	(72,225)	289,345	403,070
Change in unrealized gain (loss) on investments	(401,718)	(134,930)	(1,082,853)	387,632	(501,521)	596,301	(424,227)	(84,730)
Reinvested capital gains	40,893	188,921	60,931	-	34,750	204	53,609	125,034

Net increase (decrease) in contract owners’ equity resulting from operations	(222,075)	298,602	(220,796)	657,223	(286,134)	501,159	37,110	447,487

Equity transactions:
Purchase payments received from contract owners (note 3)	165,050	197,959	249,811	215,456	466,686	178,334	177,145	416,266
Transfers between funds	263,006	110,790	336,108	4,834,439	503,122	2,064,489	1,741,381	3,455,185
Redemptions (note 3)	(252,561)	(302,268)	(2,199,408)	(1,370,476)	(1,112,453)	(729,333)	(1,152,381)	(1,237,401)
Annuity benefits	-	-	(5,700)	-	(1,019)	(889)	(30,989)	(25,006)
Contract maintenance charges (note 2)	(595)	(383)	21	(138)	(495)	(171)	(221)	(212)
Contingent deferred sales charges (note 2)	(1,609)	(1,233)	(3,564)	(10,695)	(1,660)	(1,410)	(1,104)	(1,606)
Adjustments to maintain reserves	(46)	(34)	(60)	(41)	(72)	(175)	5,159	4,310

Net equity transactions	173,245	4,831	(1,622,792)	3,668,545	(145,891)	1,510,846	738,990	2,611,536

Net change in contract owners’ equity	(48,830)	303,433	(1,843,588)	4,325,768	(432,025)	2,012,005	776,100	3,059,023
Contract owners’ equity beginning of period	2,674,006	2,370,573	10,310,910	5,985,142	6,034,819	4,022,814	9,293,811	6,234,788

Contract owners’ equity end of period	$2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819	10,069,911	9,293,811

CHANGES IN UNITS:
Beginning units	289,171	291,521	962,233	589,939	580,022	418,388	807,699	581,196
Units purchased	87,914	134,326	360,980	672,494	141,247	303,563	768,647	579,372
Units redeemed	(71,057)	(136,676)	(516,816)	(300,200)	(140,021)	(141,929)	(699,350)	(352,869)

Ending units	306,028	289,171	806,397	962,233	581,248	580,022	876,996	807,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$238,781	(62,698)	93,143	(44,462)	123,682	(9,863)	171,281	130,680
Realized gain (loss) on investments	1,688,917	294,009	498,370	353,810	179,438	557,537	100,750	321,224
Change in unrealized gain (loss) on investments	(2,782,112)	1,497,093	(1,197,270)	511,762	(493,829)	(49,399)	147,169	(113,371)
Reinvested capital gains	125,171	-	78,069	-	52,671	13,578	-	81,541

Net increase (decrease) in contract owners’ equity resulting from operations	(729,243)	1,728,404	(527,688)	821,110	(138,038)	511,853	419,200	420,074

Equity transactions:
Purchase payments received from contract owners (note 3)	843,269	1,516,375	440,375	365,806	409,521	414,056	131,548	305,088
Transfers between funds	1,447,362	7,467,967	743,852	2,315,760	941,343	2,453,693	1,777,925	2,690,069
Redemptions (note 3)	(3,149,311)	(2,919,401)	(1,034,974)	(757,811)	(1,062,366)	(1,051,497)	(1,315,913)	(2,394,549)
Annuity benefits	(60,418)	(78,588)	(78,103)	(74,432)	(5,413)	(4,982)	(16,280)	(14,531)
Contract maintenance charges (note 2)	(1,214)	(860)	(779)	(523)	(248)	(186)	(331)	(486)
Contingent deferred sales charges (note 2)	(3,443)	(1,839)	(3,190)	(1,890)	(290)	(438)	(2,094)	(3,295)
Adjustments to maintain reserves	(25,885)	(730)	(337)	(2,531)	(120)	(2)	(172)	(253)

Net equity transactions	(949,640)	5,982,924	66,844	1,844,379	282,427	1,810,643	574,683	582,043

Net change in contract owners’ equity	(1,678,883)	7,711,328	(460,844)	2,665,489	144,389	2,322,496	993,883	1,002,117
Contract owners’ equity beginning of period	20,622,567	12,911,239	8,217,274	5,551,785	8,478,574	6,156,078	8,231,626	7,229,509

Contract owners’ equity end of period	$18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574	9,225,509	8,231,626

CHANGES IN UNITS:
Beginning units	1,912,124	1,273,021	703,800	487,057	798,523	633,405	722,330	669,759
Units purchased	612,929	1,252,700	282,342	479,194	221,089	560,817	380,521	686,476
Units redeemed	(696,074)	(613,597)	(270,406)	(262,451)	(194,691)	(395,699)	(336,556)	(633,905)

Ending units	1,828,979	1,912,124	715,736	703,800	824,921	798,523	766,295	722,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCBD2		NVLCP2		TRF		TRF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,066	4,669	64,110	55,159	98,786	(70,290)	(5,111)	(8,093)
Realized gain (loss) on investments	9,397	4,039	34,723	203,794	(1,793,123)	(4,115,477)	(50,795)	(60,171)
Change in unrealized gain (loss) on investments	16,006	15,054	127,769	(79,871)	1,400,569	17,958,649	50,543	137,224
Reinvested capital gains	-	7,760	5,090	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,469	31,522	231,692	268,738	(293,768)	13,772,882	(5,363)	68,960

Equity transactions:
Purchase payments received from contract owners (note 3)	2,004	-	75,389	14,847	1,687,815	2,684,534	-	600
Transfers between funds	125,137	109,708	3,518,902	266,457	(4,051,845)	(325,992)	(31,631)	(61,800)
Redemptions (note 3)	(45,147)	(19,869)	(1,586,209)	(722,306)	(17,967,587)	(19,229,198)	(110,323)	(240,080)
Annuity benefits	-	-	(8,446)	(8,224)	(109,291)	(90,425)	-	-
Contract maintenance charges (note 2)	-	-	(61)	(45)	(7,520)	(8,457)	-	-
Contingent deferred sales charges (note 2)	(205)	-	(874)	(62)	(21,995)	(27,681)	(84)	(70)
Adjustments to maintain reserves	(9)	(10)	(121)	(105)	(1,587)	(14,076)	22	(22)

Net equity transactions	81,780	89,829	1,998,580	(449,439)	(20,472,010)	(17,011,295)	(142,016)	(301,372)

Net change in contract owners’ equity	115,249	121,351	2,230,272	(180,701)	(20,765,778)	(3,238,413)	(147,379)	(232,412)
Contract owners’ equity beginning of period	789,449	668,098	3,788,917	3,969,618	125,379,325	128,617,738	623,121	855,533

Contract owners’ equity end of period	$904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325	475,742	623,121

CHANGES IN UNITS:
Beginning units	72,196	63,999	307,535	344,564	9,987,008	11,511,657	59,096	90,233
Units purchased	14,839	10,355	435,178	263,446	217,952	923,449	106	329
Units redeemed	(7,656)	(2,158)	(279,652)	(300,475)	(1,832,431)	(2,448,098)	(13,525)	(31,466)

Ending units	79,379	72,196	463,061	307,535	8,372,529	9,987,008	45,677	59,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		GBF2		CAF		GVIX8
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,173,929	5,256,010	50,858	73,932	(141,493)	(119,366)	94,456	28,670
Realized gain (loss) on investments	352,878	4,949,691	50,663	44,449	2,718,191	1,693,588	265,374	(453,341)
Change in unrealized gain (loss) on investments	8,528,350	(8,988,636)	201,824	(138,379)	(3,102,540)	3,194,497	(1,395,427)	596,544
Reinvested capital gains	693,023	9,655,851	18,621	301,802	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,748,180	10,872,916	321,966	281,804	(525,842)	4,768,719	(1,035,597)	171,873

Equity transactions:
Purchase payments received from contract owners (note 3)	2,591,277	3,784,154	33,554	91,844	803,860	592,577	58,777	39,542
Transfers between funds	(8,189,791)	(6,455,822)	(273,105)	(162,632)	1,187,579	(701,182)	4,029,646	219,618
Redemptions (note 3)	(43,853,866)	(53,526,215)	(2,174,926)	(2,787,357)	(4,881,868)	(3,513,337)	(738,160)	(378,317)
Annuity benefits	(194,681)	(213,211)	(687)	(696)	(6,611)	(6,461)	(2,050)	(1,984)
Contract maintenance charges (note 2)	(4,658)	(5,562)	-	-	(2,590)	(2,895)	(88)	(121)
Contingent deferred sales charges (note 2)	(36,010)	(64,767)	(844)	(2,903)	(6,673)	(6,149)	(1,047)	(846)
Adjustments to maintain reserves	(1,059)	(26,512)	29	16	(59)	(34)	(80)	(42)

Net equity transactions	(49,688,788)	(56,507,935)	(2,415,979)	(2,861,729)	(2,906,362)	(3,637,481)	3,346,998	(122,150)

Net change in contract owners’ equity	(35,940,608)	(45,635,019)	(2,094,013)	(2,579,925)	(3,432,204)	1,131,238	2,311,401	49,723
Contract owners’ equity beginning of period	255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	3,124,185	3,074,462

Contract owners’ equity end of period	$220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509	5,435,586	3,124,185

CHANGES IN UNITS:
Beginning units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	345,841	362,938
Units purchased	1,774,759	4,156,549	12,481	67,725	637,435	256,602	605,348	97,028
Units redeemed	(4,662,362)	(7,546,702)	(200,553)	(294,308)	(976,593)	(750,145)	(249,289)	(114,125)

Ending units	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445	701,900	345,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$265,044	209,884	45,715	6,984	9,619	(144)	620,122	632,101
Realized gain (loss) on investments	(4,733,651)	(4,398,101)	77,194	39,309	28,116	16,632	(297,452)	(528,713)
Change in unrealized gain (loss) on investments	2,423,366	10,097,082	(143,231)	233,886	(60,306)	42,983	391,917	2,486,787
Reinvested capital gains	-	-	5,315	7,419	884	1,686	170,870	166,254

Net increase (decrease) in contract owners’ equity resulting from operations	(2,045,241)	5,908,865	(15,007)	287,598	(21,687)	61,157	885,457	2,756,429

Equity transactions:
Purchase payments received from contract owners (note 3)	836,394	1,345,721	39,061	20,233	123,063	62,507	790,348	693,146
Transfers between funds	(957,686)	(2,966,055)	970,111	2,294,762	69,079	276,757	2,673,301	2,750,386
Redemptions (note 3)	(7,443,131)	(6,600,800)	(602,968)	(93,544)	(266,857)	(46,453)	(11,295,447)	(13,802,346)
Annuity benefits	(108,139)	(67,557)	(1,837)	(1,073)	(1,170)	(1,119)	(50,790)	(81,383)
Contract maintenance charges (note 2)	(6,746)	(7,634)	(32)	(2)	(77)	(10)	(1,150)	(1,480)
Contingent deferred sales charges (note 2)	(33,150)	(42,772)	(619)	(1)	(771)	-	(5,142)	(31,184)
Adjustments to maintain reserves	(464)	550	(38)	(487)	(30)	(82)	(12,089)	8,815

Net equity transactions	(7,712,922)	(8,338,547)	403,678	2,219,888	(76,763)	291,600	(7,900,969)	(10,464,046)

Net change in contract owners’ equity	(9,758,163)	(2,429,682)	388,671	2,507,486	(98,450)	352,757	(7,015,512)	(7,707,617)
Contract owners’ equity beginning of period	49,511,482	51,941,164	4,012,310	1,504,824	1,116,422	763,665	55,648,761	63,356,378

Contract owners’ equity end of period	$39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422	48,633,249	55,648,761

CHANGES IN UNITS:
Beginning units	3,478,795	4,157,079	317,412	127,959	78,659	61,529	4,288,835	5,109,651
Units purchased	381,283	530,279	119,622	231,565	19,117	65,897	629,719	1,032,488
Units redeemed	(957,216)	(1,208,563)	(87,784)	(42,112)	(24,605)	(48,767)	(1,222,933)	(1,853,304)

Ending units	2,902,862	3,478,795	349,250	317,412	73,171	78,659	3,695,621	4,288,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,335,015	2,275,051	947,943	877,238	838,712	875,377	(410,417)	119,223
Realized gain (loss) on investments	(3,294,147)	(5,364,250)	(3,707,998)	(6,689,409)	(824,243)	(2,434,915)	2,688,764	668,115
Change in unrealized gain (loss) on investments	(1,491,985)	29,044,386	(752,315)	20,329,521	664,581	7,721,154	(7,148,226)	24,964,675
Reinvested capital gains	-	-	-	-	-	-	1,642,981	124,371

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451,117)	25,955,187	(3,512,370)	14,517,350	679,050	6,161,616	(3,226,898)	25,876,384

Equity transactions:
Purchase payments received from contract owners (note3)	4,024,944	6,189,021	2,966,386	3,372,128	1,404,366	2,746,268	1,667,097	1,747,583
Transfers between funds	(5,112,383)	(6,674,460)	(4,665,571)	(3,347,695)	(1,358,547)	(1,303,103)	(2,965,487)	(4,952,259)
Redemptions (note 3)	(51,647,320)	(60,863,833)	(26,147,181)	(29,224,210)	(14,622,261)	(24,105,332)	(20,408,359)	(21,847,242)
Annuity benefits	(682,497)	(679,775)	(321,957)	(340,024)	(137,565)	(141,521)	(88,087)	(78,073)
Contract maintenance charges (note 2)	(11,936)	(13,622)	(15,337)	(16,360)	(3,656)	(3,902)	(2,853)	(3,095)
Contingent deferred sales charges (note 2)	(76,500)	(98,793)	(68,227)	(100,196)	(17,982)	(37,276)	(26,954)	(36,822)
Adjustments to maintain reserves	(7,139)	(28)	(3,252)	3,965	(116)	(1,128)	6,158	5,868

Net equity transactions	(53,512,831)	(62,141,490)	(28,255,139)	(29,652,392)	(14,735,761)	(22,845,994)	(21,818,485)	(25,164,039)

Net change in contract owners’ equity	(55,963,948)	(36,186,303)	(31,767,509)	(15,135,042)	(14,056,711)	(16,684,378)	(25,045,383)	712,345
Contract owners’ equity beginning of period	280,084,230	316,270,533	138,928,337	154,063,379	83,739,479	100,423,857	122,180,533	121,468,188

Contract owners’ equity end of period	$224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479	97,135,150	122,180,533

CHANGES IN UNITS:
Beginning units	19,697,426	24,580,501	9,585,870	11,933,118	6,041,482	7,849,777	4,548,842	5,661,511
Units purchased	823,638	2,680,321	446,203	1,564,260	389,239	1,007,203	476,348	570,629
Units redeemed	(4,651,786)	(7,563,396)	(2,441,840)	(3,911,508)	(1,460,537)	(2,815,498)	(1,277,025)	(1,683,298)

Ending units	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482	3,748,165	4,548,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SAM		NVMIG1		NVMIG3		GVDIV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,169,884)	(3,967,836)	32	(28)	109,834	(249,869)	7	20
Realized gain (loss) on investments	-	-	161	(970)	2,423,101	2,081,973	(102)	(110)
Change in unrealized gain (loss) on investments	-	-	(1,537)	1,747	(8,536,436)	5,856,229	(337)	198
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,169,884)	(3,967,836)	(1,344)	749	(6,003,501)	7,688,333	(432)	108

Equity transactions:
Purchase payments received from contract owners (note 3)	28,696,584	30,568,583	-	-	695,453	921,875	-	-
Transfers between funds	117,178,111	54,146,452	(416)	1,928	(1,738,541)	(4,795,227)	-	-
Redemptions (note 3)	(165,913,105)	(194,917,158)	-	-	(8,973,473)	(11,118,397)	14	12
Annuity benefits	(498,899)	(465,152)	-	-	(10,412)	(10,093)	(212)	(218)
Contract maintenance charges (note 2)	(4,366)	(5,431)	-	-	(1,580)	(2,014)	-	-
Contingent deferred sales charges (note 2)	(106,162)	(153,731)	-	-	(11,016)	(17,269)	-	-
Adjustments to maintain reserves	(10,419)	(32,631)	(2)	1	(474)	2,958	-	0

Net equity transactions	(20,658,256)	(110,859,069)	(418)	1,929	(10,040,043)	(15,018,166)	(198)	(206)

Net change in contract owners’ equity	(23,828,140)	(114,826,905)	(1,762)	2,678	(16,043,544)	(7,329,833)	(630)	(98)
Contract owners’ equity beginning of period	282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

Contract owners’ equity end of period	$258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800	1,990	2,620

CHANGES IN UNITS:
Beginning units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230
Units purchased	26,242,335	23,226,328	96	827	283,029	494,833	1	1
Units redeemed	(27,943,456)	(32,271,241)	(122)	(744)	(1,372,218)	(2,310,109)	(18)	(19)

Ending units	21,235,532	22,936,653	870	896	6,118,224	7,207,413	195	212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$74,678	143,054	222	1,061	(315,475)	(255,676)	(12,585)	(17,717)
Realized gain (loss) on investments	(3,387,382)	(3,812,622)	(98,123)	(315,994)	634,688	1,206,613	73,672	43,222
Change in unrealized gain (loss) on investments	1,221,761	4,243,150	(386)	328,212	(1,250,747)	668,604	(83,249)	41,508
Reinvested capital gains	-	-	-	-	-	1,118,211	-	39,440

Net increase (decrease) in contract owners’ equity resulting from operations	(2,090,943)	573,582	(98,287)	13,279	(931,534)	2,737,752	(22,162)	106,453

Equity transactions:
Purchase payments received from contract owners (note 3)	287,589	177,737	1,267	15,949	355,935	381,675	(18,101)	20,161
Transfers between funds	(830,746)	(1,482,147)	(1,522)	(28,201)	(1,620,023)	22,374,986	(149,711)	(167,564)
Redemptions (note 3)	(2,397,421)	(2,335,441)	(87,233)	(276,285)	(5,175,353)	(4,326,362)	(157,116)	(172,399)
Annuity benefits	-	-	(12,241)	(11,848)	(34,584)	(24,493)	(603)	(410)
Contract maintenance charges (note 2)	(593)	(692)	-	3	(1,417)	(1,312)	-	-
Contingent deferred sales charges (note 2)	(3,430)	(3,981)	(142)	(379)	(8,064)	(12,356)	-	(33)
Adjustments to maintain reserves	(115)	892	(24)	85	(6,862)	(10,064)	(23)	479

Net equity transactions	(2,944,716)	(3,643,632)	(99,895)	(300,676)	(6,490,368)	18,382,074	(325,554)	(319,767)

Net change in contract owners’ equity	(5,035,659)	(3,070,050)	(198,182)	(287,397)	(7,421,902)	21,119,826	(347,716)	(213,314)
Contract owners’ equity beginning of period	14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

Contract owners’ equity end of period	$9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698	540,280	887,996

CHANGES IN UNITS:
Beginning units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048
Units purchased	76,046	116,963	1,054	6,945	398,659	3,481,033	435	1,661
Units redeemed	(268,459)	(362,446)	(7,890)	(34,832)	(1,094,917)	(1,362,057)	(35,582)	(42,301)

Ending units	712,738	905,151	32,579	39,415	2,538,927	3,235,185	62,261	97,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,632)	(26,704)	(30,113)	(50,722)	(1,096,454)	(1,152,256)	(88,355)	(92,638)
Realized gain (loss) on investments	(86,987)	(205,887)	182,814	163,146	7,617,033	5,261,698	685,093	257,437
Change in unrealized gain (loss) on investments	(894,703)	130,707	(543,243)	132,358	(11,580,475)	19,775,865	(957,891)	1,462,680
Reinvested capital gains	282,809	348,076	118,986	207,149	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(706,513)	246,192	(271,556)	451,931	(5,059,896)	23,885,307	(361,153)	1,627,479

Equity transactions:
Purchase payments received from contract owners (note 3)	191,886	100,366	8,550	60,112	1,609,747	1,918,724	113,576	111,284
Transfers between funds	(136,524)	11,324,576	(515,390)	(444,967)	(5,413,692)	(5,160,556)	(1,260,854)	(407,884)
Redemptions (note 3)	(1,744,115)	(1,417,191)	(558,297)	(898,416)	(18,166,884)	(16,017,711)	(664,660)	(831,937)
Annuity benefits	(534)	(336)	(6,468)	(8,507)	(71,854)	(65,043)	-	-
Contract maintenance charges (note 2)	(229)	(70)	(20)	(26)	(3,417)	(3,826)	-	-
Contingent deferred sales charges (note 2)	(2,000)	(886)	(268)	(1,890)	(27,643)	(28,692)	-	-
Adjustments to maintain reserves	(542)	480	(134)	539	(600)	4,206	(80)	1,132

Net equity transactions	(1,692,058)	10,006,939	(1,072,027)	(1,293,155)	(22,074,343)	(19,352,899)	(1,812,018)	(1,127,405)

Net change in contract owners’ equity	(2,398,571)	10,253,131	(1,343,583)	(841,224)	(27,134,239)	4,532,408	(2,173,171)	500,074
Contract owners’ equity beginning of period	10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

Contract owners’ equity end of period	$7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353	5,872,533	8,045,704

CHANGES IN UNITS:
Beginning units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197
Units purchased	233,184	1,317,023	4,979	70,763	566,102	909,181	44,535	61,705
Units redeemed	(405,657)	(338,531)	(124,961)	(231,653)	(2,833,021)	(3,228,254)	(231,839)	(203,292)

Ending units	806,019	978,492	390,315	510,297	9,057,308	11,324,227	641,306	828,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMV2		SCGF		SCGF2		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(245,423)	95,347	(312,143)	(301,985)	(8,626)	(9,617)	(715,822)	(609,409)
Realized gain (loss) on investments	3,359,910	2,955,674	(985,030)	(1,319,049)	(2,753)	(5,150)	(3,384,670)	(9,908,916)
Change in unrealized gain (loss) on investments	(5,489,242)	6,142,025	767,695	7,327,167	2,368	118,205	(2,265,549)	36,677,316
Reinvested capital gains	274,952	3,384,013	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,0 99,803)	12,577,059	(529,478)	5,706,133	(9,011)	103,438	(6,366,041)	26,158,991

Equity transactions:
Purchase payments received from contract owners (note 3)	8 34,915	1,112,267	459,657	525,121	853	40,677	1,427,244	1,837,780
Transfers between funds	(2,655,023)	(5,140,546)	(1,143,829)	537,786	(25,760)	11,475	(4,543,260)	(5,510,180)
Redemptions (note 3)	(11,658,201)	(14,112,991)	(5,080,333)	(4,500,541)	(99,481)	(242,049)	(19,543,830)	(20,079,069)
Annuity benefits	(20,566)	(18,824)	(8,498)	(9,546)	(32)	(28)	(46,368)	(48,647)
Contract maintenance charges (note 2)	(1,500)	(1,836)	(970)	(970)	-	-	(3,284)	(3,175)
Contingent deferred sales charges (note 2)	(16,009)	(21,522)	(6,668)	(6,395)	(63)	(83)	(26,769)	(30,708)
Adjustments to maintain reserves	(302)	2,562	(688)	1,115	(42)	129	584	6,726

Net equity transactions	(13,516,686)	(18,180,890)	(5,781,329)	(3,453,429)	(124,525)	(189,879)	(22,735,683)	(23,827,274)

Net change in contract owners’ equity	(15,616,489)	(5,603,831)	(6,310,807)	2,252,704	(133,536)	(86,441)	(29,101,724)	2,331,717
Contract owners’ equity beginning of period	75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

Contract owners’ equity end of period	$60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162	93,771,708	122,873,432

CHANGES IN UNITS:
Beginning units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089
Units purchased	311,157	521,586	423,172	304,958	2,044	8,273	164,509	404,505
Units redeemed	(1,625,203)	(2,522,203)	(832,823)	(617,202)	(14,727)	(31,045)	(971,280)	(1,395,285)

Ending units	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561	3,501,538	4,308,309

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCVF2		SCF		SCF2		MSBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,315)	(17,392)	(620,048)	(982,254)	(28,847)	(49,211)	2,026,721	3,800,350
Realized gain (loss) on investments	(84,476)	(210,338)	(7,073,506)	(14,481,957)	(310,641)	(435,338)	888,970	(3,154,503)
Change in unrealized gain (loss) on investments	35,117	482,568	637,574	40,966,066	206,915	1,030,722	(43,706)	6,246,020
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,674)	254,838	(7,055,980)	25,501,855	(132,573)	546,173	2,871,985	6,891,867

Equity transactions:
Purchase payments received from contract owners (note 3)	2,877	18,027	1,315,658	1,747,711	6,127	30,524	954,086	877,761
Transfers between funds	(192,117)	47,389	(5,913,682)	(7,532,828)	(56,810)	(113,999)	(1,618,783)	(2,492,534)
Redemptions (note 3)	(190,594)	(371,757)	(18,153,976)	(20,789,293)	(805,481)	(680,848)	(11,781,456)	(15,912,675)
Annuity benefits	(87)	(81)	(58,675)	(54,923)	-	-	(32,119)	(36,117)
Contract maintenance charges (note 2)	-	-	(3,215)	(3,265)	-	-	(641)	(769)
Contingent deferred sales charges (note 2)	(168)	(130)	(25,414)	(28,046)	(346)	(186)	(12,235)	(12,191)
Adjustments to maintain reserves	(26)	260	146	11,456	18	(54)	3,782	(279)

Net equity transactions	(380,115)	(306,292)	(22,839,158)	(26,649,188)	(856,492)	(764,564)	(12,487,366)	(17,576,804)

Net change in contract owners’ equity	(444,789)	(51,454)	(29,895,138)	(1,147,333)	(989,065)	(218,391)	(9,615,381)	(10,684,937)
Contract owners’ equity beginning of period	1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

Contract owners’ equity end of period	$840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638	60,776,777	70,392,158

CHANGES IN UNITS:
Beginning units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701
Units purchased	2,327	20,872	150,134	279,565	7,376	6,640	660,832	773,497
Units redeemed	(30,521)	(48,616)	(1,067,592)	(1,524,061)	(65,246)	(65,528)	(1,394,157)	(1,892,973)

Ending units	67,112	95,306	3,983,163	4,900,621	123,033	180,903	3,529,900	4,263,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$53,424	28,580	(1,964,559)	(315,593)	(157,708)	(13,974)	61,610	32,413
Realized gain (loss) on investments	63,521	39,677	1,310,954	3,352	52,173	7,683	112,098	486,042
Change in unrealized gain (loss) on investments	(71,371)	152,590	(13,123,827)	1,595,745	(327,551)	41,915	(705,320)	(877,268)
Reinvested capital gains	-	29,857	1,506,699	142,197	38,300	3,683	3,935	536,722

Net increase (decrease) in contract owners’ equity resulting from operations	45,574	250,704	(12,270,733)	1,425,701	(394,786)	39,307	(527,677)	177,909

Equity transactions:
Purchase payments received from contract owners (note 3)	77,210	298,114	6,197,485	784,417	26,774	144,922	153,471	186,591
Transfers between funds	(2,352,960)	(2,043,408)	(39,340,123)	503,227,250	(964,564)	13,169,143	252,644	(1,504,029)
Redemptions (note 3)	(2,704,368)	(4,234,794)	(77,721,255)	(6,877,641)	(2,181,441)	(384,477)	(560,553)	(882,523)
Annuity benefits	(49,821)	(52,052)	(372,805)	(21,200)	(7,164)	(44)	-	-
Contract maintenance charges (note 2)	(135)	(137)	(14,688)	(919)	-	-	(630)	(884)
Contingent deferred sales charges (note 2)	(1,718)	(2,788)	(91,327)	(10,115)	(1,013)	-	(1,977)	(5,815)
Adjustments to maintain reserves	(228)	(251)	3,092	(41,058)	130	(93,181)	(48)	62

Net equity transactions	(5,032,020)	(6,035,316)	(111,339,621)	497,060,734	(3,127,278)	12,836,363	(157,093)	(2,206,599)

Net change in contract owners’ equity	(4,986,446)	(5,784,612)	(123,610,354)	498,486,435	(3,522,064)	12,875,670	(684,770)	(2,028,690)
Contract owners’ equity beginning of period	16,059,808	21,844,420	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

Contract owners’ equity end of period	$11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319	3,140,657	3,825,427

CHANGES IN UNITS:
Beginning units	1,469,186	2,035,595	35,443,657	103,250	934,222	983	281,143	452,463
Units purchased	422,215	356,966	896,751	36,704,839	8,761	965,172	115,920	93,255
Units redeemed	(892,752)	(923,375)	(8,779,148)	(1,364,432)	(234,775)	(31,933)	(130,680)	(264,575)

Ending units	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222	266,383	281,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	EIF		NVRE1		ALVGIB		ALVPGB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$37,080	94,843	(254,250)	757,013	(9,806)	(27,989)	(24,010)	(25,029)
Realized gain (loss) on investments	1,737,840	(804,439)	6,371,540	6,326,928	(93,990)	(169,440)	43,051	81,174
Change in unrealized gain (loss) on investments	(2,512,355)	4,346,272	(1,385,093)	10,699,688	169,396	349,649	(85,395)	57,337
Reinvested capital gains	-	-	398,333	8,019,861	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(737,435)	3,636,676	5,130,530	25,803,490	65,600	152,220	(66,354)	113,482

Equity transactions:
Purchase payments received from contract owners (note 3)	373,266	416,056	1,274,330	1,507,534	-	30,499	3,762	7,558
Transfers between funds	684,950	(1,274,946)	(1,248,985)	(3,298,660)	(50,391)	34,087	(130,400)	(61,100)
Redemptions (note 3)	(5,002,889)	(5,439,290)	(17,107,749)	(18,180,312)	(179,669)	(405,101)	(366,022)	(463,820)
Annuity benefits	(37,476)	(36,153)	(43,355)	(42,365)	-	-	-	-
Contract maintenance charges (note 2)	(1,145)	(1,397)	(2,967)	(3,288)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,263)	(11,309)	(25,603)	(30,265)	-	(46)	(49)	(2)
Adjustments to maintain reserves	(1,703)	3,626	(860)	9,466	(43)	(45)	(60)	(36)

Net equity transactions	(3,991,260)	(6,343,413)	(17,155,189)	(20,037,890)	(230,103)	(340,606)	(492,769)	(517,400)

Net change in contract owners’ equity	(4,728,695)	(2,706,737)	(12,024,659)	5,765,600	(164,503)	(188,386)	(559,123)	(403,918)
Contract owners’ equity beginning of period	27,448,851	30,155,588	105,360,473	99,594,873	1,448,373	1,636,759	1,608,213	2,012,131

Contract owners’ equity end of period	$22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373	1,049,090	1,608,213

CHANGES IN UNITS:
Beginning units	2,221,826	2,805,689	11,210,732	13,652,000	139,314	174,315	151,328	204,515
Units purchased	405,612	319,972	1,053,802	2,138,368	3,378	7,491	1,759	7,165
Units redeemed	(705,538)	(903,835)	(2,841,850)	(4,579,636)	(23,847)	(42,492)	(48,332)	(60,352)

Ending units	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314	104,755	151,328

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(112,991)	(113,166)	257,200	250,638	(7,967)	(10,180)	1,877,992	363,675
Realized gain (loss) on investments	313,846	1,627,372	(383,192)	(1,500,432)	(56,407)	(60,331)	817,750	430,039
Change in unrealized gain (loss) on investments	(1,299,380)	(42,881)	1,468,022	9,073,806	89,283	232,364	2,995,849	1,833,868
Reinvested capital gains	-	-	-	-	-	-	770,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,098,525)	1,471,325	1,342,030	7,824,012	24,909	161,853	6,461,988	2,627,582

Equity transactions:
Purchase payments received from contract owners (note 3)	134,518	413,404	923,946	1,079,139	675	956	1,159,003	1,367,541
Transfers between funds	30,964	2,092,442	(1,629,248)	(2,552,379)	(128,985)	17,163	11,720,137	3,711,324
Redemptions (note 3)	(1,571,546)	(1,649,000)	(10,540,728)	(11,337,777)	(335,113)	(260,961)	(12,191,461)	(11,601,803)
Annuity benefits	(36,212)	(33,065)	(25,290)	(25,688)	(381)	(355)	(140,570)	(138,370)
Contract maintenance charges (note 2)	(46)	(51)	(1,754)	(2,009)	-	-	(945)	(572)
Contingent deferred sales charges (note 2)	(1,049)	(2,547)	(12,699)	(13,967)	(241)	(249)	(13,812)	(14,110)
Adjustments to maintain reserves	(491)	6,275	125	1,382	42	52	(1,410)	15,755

Net equity transactions	(1,443,862)	827,459	(11,285,648)	(12,851,300)	(464,003)	(243,394)	530,942	(6,660,235)

Net change in contract owners’ equity	(2,542,387)	2,298,784	(9,943,618)	(5,027,288)	(439,094)	(81,541)	6,992,930	(4,032,653)
Contract owners’ equity beginning of period	10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

Contract owners’ equity end of period	$7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957	72,925,370	65,932,440

CHANGES IN UNITS:
Beginning units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989
Units purchased	313,422	1,273,259	204,792	275,300	1,673	5,259	2,096,334	1,402,286
Units redeemed	(434,503)	(1,235,934)	(1,011,165)	(1,322,853)	(43,362)	(29,701)	(2,081,208)	(1,918,542)

Ending units	630,824	751,905	4,001,635	4,808,008	97,513	139,202	4,977,859	4,962,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVI		ACVI3		ACVMV1		ACVMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,225	18,876	(421)	907	29,066	112,302	(2,933)	1,730
Realized gain (loss) on investments	170,437	89,442	4,662	3,455	1,084,722	628,565	(5,987)	(10,687)
Change in unrealized gain (loss) on investments	(413,572)	149,839	(23,951)	11,279	(1,663,985)	828,738	(19,760)	88,017
Reinvested capital gains	-	-	-	-	306,319	-	14,005	-

Net increase (decrease) in contract owners’ equity resulting from operations	(237,910)	258,157	(19,710)	15,641	(243,878)	1,569,605	(14,675)	79,060

Equity transactions:
Purchase payments received from contract owners (note 3)	251,891	227,972	2,517	1,317	304,285	264,638	(1)	54,972
Transfers between funds	(125,582)	414,611	2,632	(9,551)	2,072,247	(94,656)	(11,582)	37,626
Redemptions (note 3)	(446,565)	(570,723)	(19,268)	(5,421)	(1,808,930)	(1,847,730)	(14,583)	(15,608)
Annuity benefits	(2,381)	(2,972)	(631)	(591)	-	-	(41,451)	(38,685)
Contract maintenance charges (note 2)	-	-	(17)	(23)	(400)	(395)	-	29
Contingent deferred sales charges (note 2)	(1,689)	(2,599)	(12)	-	(2,362)	(2,536)	(230)	(59)
Adjustments to maintain reserves	(303)	312	94	81	409	(280)	(7)	110

Net equity transactions	(324,629)	66,601	(14,685)	(14,187)	565,249	(1,680,960)	(67,854)	38,385

Net change in contract owners’ equity	(562,539)	324,758	(34,395)	1,454	321,371	(111,355)	(82,529)	117,445
Contract owners’ equity beginning of period	2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

Contract owners’ equity end of period	$1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155	461,157	543,686

CHANGES IN UNITS:
Beginning units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520
Units purchased	15,186	35,942	1,379	1,166	481,355	491,391	469	7,663
Units redeemed	(35,206)	(29,308)	(2,453)	(2,261)	(436,718)	(662,325)	(5,452)	(4,338)

Ending units	111,870	131,890	9,402	10,476	958,698	914,061	33,862	38,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVV2		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,264)	(971)	20,217	752,716	-	(11,739)	(125,533)	(132,263)
Realized gain (loss) on investments	2,350	5,845	(98,591)	(40,368,903)	-	(941,497)	2,728,537	(590,013)
Change in unrealized gain (loss) on investments	603	12,279	69,265	54,692,187	-	1,268,133	(2,794,290)	6,113,604
Reinvested capital gains	-	-	-	-	-	-	64,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,311)	17,153	(9,109)	15,076,000	-	314,897	(126,289)	5,391,328

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,593)	283,489	2,276,199	-	23,700	389,510	385,397
Transfers between funds	-	216,415	51,653	(166,200,809)	-	(3,666,891)	1,197,689	(2,956,421)
Redemptions (note 3)	(9,173)	(13,969)	(519,359)	(27,965,135)	-	(778,793)	(4,103,472)	(4,509,403)
Annuity benefits	-	-	-	(69,020)	-	-	(43,337)	(46,739)
Contract maintenance charges (note 2)	-	-	-	(3,986)	-	-	(1,123)	(1,403)
Contingent deferred sales charges (note 2)	-	7	(2,185)	(40,006)	-	(416)	(8,800)	(8,890)
Adjustments to maintain reserves	-	1	6,858	(6,020)	-	14	(604)	(2,420)

Net equity transactions	(9,173)	200,861	(179,544)	(192,008,777)	-	(4,422,386)	(2,570,137)	(7,139,880)

Net change in contract owners’ equity	(10,484)	218,014	(188,653)	(176,932,777)	-	(4,107,489)	(2,696,426)	(1,748,552)
Contract owners’ equity beginning of period	245,981	27,967	2,328,400	179,261,177	-	4,107,489	27,061,657	28,810,209

Contract owners’ equity end of period	$235,497	245,981	2,139,747	2,328,400	-	-	24,365,231	27,061,657

CHANGES IN UNITS:
Beginning units	23,615	3,041	117,661	10,383,543	-	358,036	1,716,152	2,276,941
Units purchased	-	22,418	9,426	541,204	-	13,643	460,476	895,658
Units redeemed	(848)	(1,844)	(18,729)	(10,807,086)	-	(371,679)	(617,394)	(1,456,447)

Ending units	22,767	23,615	108,358	117,661	-	-	1,559,234	1,716,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DCAP		DCAPS		DSC		DVIV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$342,974	608,923	(3,693)	3,143	(561)	(341)	1,033	1,915
Realized gain (loss) on investments	85,675	(1,187,204)	(16,797)	(23,319)	9,281	(64,814)	(9,243)	(59,593)
Change in unrealized gain (loss) on investments	4,286,498	7,903,281	123,769	216,900	(17,463)	93,355	(12,247)	59,025
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,715,147	7,325,000	103,279	196,724	(8,743)	28,200	(20,457)	1,347

Equity transactions:
Purchase payments received from contract owners (note 3)	1,166,023	1,044,411	11,181	23,451	1,527	1,538	-	52
Transfers between funds	8,106,920	2,389,306	59,391	2,186	(4,078)	(48,228)	-	-
Redemptions (note 3)	(10,539,930)	(8,524,120)	(422,935)	(365,825)	(35,309)	(46,431)	(13,843)	(141,182)
Annuity benefits	(49,836)	(47,863)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,333)	(1,421)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,194)	(14,917)	(140)	(442)	(15)	-	-	(16)
Adjustments to maintain reserves	(1,032)	2,790	(91)	33	(22)	(33)	(6)	101

Net equity transactions	(1,332,382)	(5,151,814)	(352,594)	(340,596)	(37,897)	(93,154)	(13,849)	(141,045)

Net change in contract owners’ equity	3,382,765	2,173,186	(249,315)	(143,872)	(46,640)	(64,954)	(34,306)	(139,698)
Contract owners’ equity beginning of period	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759	117,319	257,017

Contract owners’ equity end of period	$63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

CHANGES IN UNITS:
Beginning units	3,905,064	4,306,442	139,376	170,902	8,165	17,873	7,345	16,864
Units purchased	955,974	559,236	24,296	5,043	3,109	1,894	-	3
Units redeemed	(1,038,406)	(960,614)	(52,668)	(36,569)	(6,500)	(11,602)	(893)	(9,522)

Ending units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FCA2S		FHIBS		FQB		FQBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,839)	(7,571)	164,554	211,859	5,358,032	5,949,717	172,771	205,478
Realized gain (loss) on investments	17,114	39,295	3,592	(185,299)	(374,374)	(1,515,432)	47,082	(57,150)
Change in unrealized gain (loss) on investments	(48,939)	23,346	(88,808)	314,327	(3,322,361)	6,203,379	(197,055)	257,906
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,664)	55,070	79,338	340,887	1,661,297	10,637,664	22,798	406,234

Equity transactions:
Purchase payments received from contract owners (note 3)	675	776	6,333	21,309	1,238,389	1,859,344	3,834	42,563
Transfers between funds	(5,072)	157,657	174,040	149,801	(2,740,212)	(665,029)	170,113	331,812
Redemptions (note 3)	(66,878)	(171,031)	(586,768)	(1,536,207)	(23,850,354)	(30,503,747)	(1,442,566)	(1,661,455)
Annuity benefits	-	-	(197)	(188)	(75,309)	(84,186)	(707)	(711)
Contract maintenance charges (note 2)	-	-	-	-	(1,559)	(1,744)	-	-
Contingent deferred sales charges (note 2)	-	(123)	(709)	(642)	(21,429)	(44,706)	(307)	(729)
Adjustments to maintain reserves	(9)	(19)	(93)	(10)	(668)	(1,032)	31	36

Net equity transactions	(71,284)	(12,740)	(407,394)	(1,365,937)	(25,451,142)	(29,441,100)	(1,269,602)	(1,288,484)

Net change in contract owners’ equity	(110,948)	42,330	(328,056)	(1,025,050)	(23,789,845)	(18,803,436)	(1,246,804)	(882,250)
Contract owners’ equity beginning of period	607,510	565,180	2,571,111	3,596,161	137,086,113	155,889,549	5,793,423	6,675,673

Contract owners’ equity end of period	$496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

CHANGES IN UNITS:
Beginning units	56,848	58,283	154,353	242,434	8,254,166	10,095,439	439,803	538,177
Units purchased	217	20,823	19,131	25,470	434,428	1,229,240	22,351	63,893
Units redeemed	(6,966)	(22,258)	(42,267)	(113,551)	(1,942,042)	(3,070,513)	(116,334)	(162,267)

Ending units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FC2		FVSS2		FCS		FNRS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(175,566)	(10,661)	(17,794)	(28,580)	(3,557,943)	(107,199)	(186,296)
Realized gain (loss) on investments	-	(2,399,028)	(74,130)	(222,251)	(48,752)	(67,722,185)	149,367	(4,634,838)
Change in unrealized gain (loss) on investments	-	3,800,265	(4,746)	466,766	(345,175)	118,538,242	(2,095,750)	8,440,692
Reinvested capital gains	-	4	-	-	-	5,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,225,675	(89,537)	226,721	(422,507)	47,263,688	(2,053,582)	3,619,558

Equity transactions:
Purchase payments received from contract owners (note 3)	-	291,114	7,326	75,562	1,490,643	6,419,426	892,351	814,630
Transfers between funds	-	(10,375,269)	(71,052)	(113,277)	(112,961)	(377,376,752)	706,885	655,691
Redemptions (note 3)	-	(2,694,188)	(153,561)	(321,579)	(3,123,499)	(55,450,687)	(4,080,751)	(4,214,833)
Annuity benefits	-	(6,118)	-	-	5	(224,360)	(18,867)	(13,592)
Contract maintenance charges (note 2)	-	-	-	-	(18)	(11,048)	(1,034)	(1,035)
Contingent deferred sales charges (note 2)	-	(2,312)	(23)	(369)	(15,503)	(96,170)	(7,273)	(9,060)
Adjustments to maintain reserves	-	(9,030)	(65)	46	3,634	794	(1,639)	5,112

Net equity transactions	-	(12,795,802)	(217,375)	(359,617)	(1,757,699)	(426,738,797)	(2,510,328)	(2,763,087)

Net change in contract owners’ equity	-	(11,570,127)	(306,912)	(132,896)	(2,180,206)	(379,475,109)	(4,563,910)	856,471
Contract owners’ equity beginning of period	-	11,570,127	1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410

Contract owners’ equity end of period	$-	-	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881

CHANGES IN UNITS:
Beginning units	-	871,508	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823
Units purchased	-	45,160	2,384	10,945	34,215	1,403,770	1,124,827	1,012,466
Units redeemed	-	(916,668)	(17,749)	(41,489)	(116,575)	(22,156,948)	(1,415,809)	(1,341,225)

Ending units	-	-	61,512	76,877	545,334	627,694	2,263,082	2,554,064

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEIS		FEI2		FF10S		FF10S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,746,479	1,336,156	14,618	(22,950)	102,254	83,915	(191)	(17)
Realized gain (loss) on investments	(10,102,212)	(13,265,659)	(480,890)	(577,910)	(1,073)	(334,601)	482	(1,204)
Change in unrealized gain (loss) on investments	7,362,541	44,718,030	435,445	1,397,027	(329,188)	1,076,956	(1,912)	6,728
Reinvested capital gains	-	-	-	-	53,279	164,953	298	1,215

Net increase (decrease) in contract owners’ equity resulting from operations	6,808	32,788,527	(30,827)	796,167	(174,728)	991,223	(1,323)	6,722

Equity transactions:
Purchase payments received from contract owners (note 3)	3,068,096	3,833,709	9,148	89,382	94,913	282,750	-	43,594
Transfers between funds	(6,559,943)	(12,455,202)	(234,502)	(47,076)	2,595,734	1,598,798	-	-
Redemptions (note 3)	(39,639,507)	(43,988,595)	(1,422,519)	(1,669,047)	(1,575,444)	(1,767,128)	(2,836)	(3,997)
Annuity benefits	(158,222)	(148,728)	-	-	(8,393)	(7,933)	(5,798)	(6,173)
Contract maintenance charges (note 2)	(4,244)	(4,753)	-	-	(109)	(85)	-	(2)
Contingent deferred sales charges (note 2)	(43,717)	(52,257)	(1,330)	(589)	(2,753)	(844)	-	-
Adjustments to maintain reserves	779	16,293	42	150	(180)	1,532	-	6

Net equity transactions	(43,336,758)	(52,799,533)	(1,649,161)	(1,627,180)	1,103,768	107,090	(8,634)	33,427

Net change in contract owners’ equity	(43,329,950)	(20,011,006)	(1,679,988)	(831,013)	929,040	1,098,313	(9,957)	40,149
Contract owners’ equity beginning of period	259,168,211	279,179,217	6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849

Contract owners’ equity end of period	$215,838,261	259,168,211	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998

CHANGES IN UNITS:
Beginning units	17,468,381	21,467,817	604,329	766,428	819,834	805,897	5,528	2,327
Units purchased	776,189	1,142,619	14,050	32,815	328,846	323,133	19	4,117
Units redeemed	(3,663,956)	(5,142,055)	(158,974)	(194,914)	(232,805)	(309,196)	(724)	(916)

Ending units	14,580,614	17,468,381	459,405	604,329	915,875	819,834	4,823	5,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF20S		FF20S2		FF30S		FF30S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$76,646	85,627	(74)	108	64,930	50,648	1,299	656
Realized gain (loss) on investments	(77,005)	(265,707)	(1,340)	(3,640)	163,154	(331,622)	(36,619)	(22,435)
Change in unrealized gain (loss) on investments	(239,459)	1,057,117	(3,449)	19,341	(530,600)	768,262	22,152	64,392
Reinvested capital gains	31,484	59,649	518	1,174	18,769	32,443	944	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	(208,334)	936,686	(4,345)	16,983	(283,747)	519,731	(12,224)	45,240

Equity transactions:
Purchase payments received from contract owners (note 3)	308,712	576,927	-	-	164,435	256,562	-	-
Transfers between funds	926,685	1,850,106	-	-	2,380,020	1,538,730	6,046	-
Redemptions (note 3)	(1,246,588)	(1,332,398)	(6,068)	(3,418)	(1,136,635)	(542,867)	(19,316)	(16,891)
Annuity benefits	(7,730)	(7,203)	(8,477)	(7,979)	-	-	(26,389)	(24,763)
Contract maintenance charges (note 2)	(971)	(906)	16	(2)	(1,555)	(1,643)	-	(7)
Contingent deferred sales charges (note 2)	(8,254)	(4,774)	-	-	(5,346)	(3,972)	-	-
Adjustments to maintain reserves	(529)	1,046	(2)	10	(133)	(258)	(4)	60

Net equity transactions	(28,675)	1,082,797	(14,531)	(11,389)	1,400,786	1,246,553	(39,663)	(41,601)

Net change in contract owners’ equity	(237,009)	2,019,483	(18,876)	5,594	1,117,039	1,766,284	(51,887)	3,639
Contract owners’ equity beginning of period	8,470,926	6,451,443	153,663	148,069	5,078,635	3,312,351	363,175	359,536

Contract owners’ equity end of period	$8,233,917	8,470,926	134,787	153,663	6,195,674	5,078,635	311,288	363,175

CHANGES IN UNITS:
Beginning units	767,233	660,383	12,701	13,725	478,176	357,399	29,732	33,564
Units purchased	176,359	290,687	80	74	337,220	224,627	18,507	129
Units redeemed	(180,416)	(183,837)	(1,284)	(1,098)	(209,405)	(103,850)	(21,569)	(3,961)

Ending units	763,176	767,233	11,497	12,701	605,991	478,176	26,670	29,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FGOS		FGS		FG2		FHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,455)	(224,637)	(1,479,552)	(1,531,273)	(44,928)	(48,607)	2,673,799	3,685,777
Realized gain (loss) on investments	(15,374)	4,288,142	11,048,936	8,031,789	110,329	79,074	(1,629,820)	(2,488,184)
Change in unrealized gain (loss) on investments	31,851	603,836	(11,192,664)	27,213,484	(108,371)	482,723	522,628	5,975,252
Reinvested capital gains	-	-	600,523	554,337	9,111	8,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,022	4,667,341	(1,022,757)	34,268,337	(33,859)	522,047	1,566,607	7,172,845

Equity transactions:
Purchase payments received from contract owners (note 3)	54,183	349,664	3,664,485	3,438,081	17,132	25,625	208,033	208,455
Transfers between funds	67,496	(24,597,702)	(241,583)	(2,750,486)	36,903	(29,643)	(2,018,443)	(2,569,392)
Redemptions (note 3)	(207,032)	(3,221,134)	(27,823,174)	(25,745,466)	(501,473)	(664,152)	(10,603,795)	(11,567,067)
Annuity benefits	-	(761)	(91,879)	(78,062)	-	-	(15,182)	(24,901)
Contract maintenance charges (note 2)	-	(346)	(7,435)	(7,918)	-	-	(630)	(757)
Contingent deferred sales charges (note 2)	(1,138)	(4,433)	(36,628)	(40,192)	(481)	(286)	(7,803)	(10,882)
Adjustments to maintain reserves	344	2,367	(662)	9,693	(37)	110	(244)	506

Net equity transactions	(86,147)	(27,472,345)	(24,536,876)	(25,174,349)	(447,956)	(668,346)	(12,438,064)	(13,964,039)

Net change in contract owners’ equity	(77,125)	(22,805,004)	(25,559,633)	9,093,988	(481,815)	(146,299)	(10,871,457)	(6,791,194)
Contract owners’ equity beginning of period	727,853	23,532,857	180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174

Contract owners’ equity end of period	$650,728	727,853	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980

CHANGES IN UNITS:
Beginning units	73,468	2,823,689	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281
Units purchased	8,176	156,537	1,397,865	1,060,782	9,507	10,202	21,961	178,927
Units redeemed	(16,485)	(2,906,758)	(3,131,216)	(3,289,012)	(51,471)	(85,264)	(936,093)	(1,311,037)

Ending units	65,159	73,468	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FHISR		FIGBS		FMCS		FMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,565,022	4,211,478	1,273,942	1,710,135	(457,384)	(351,186)	(137,225)	(154,580)
Realized gain (loss) on investments	3,075,554	7,385,023	858,832	1,262,221	656,225	(2,007,535)	(41,461)	(435,506)
Change in unrealized gain (loss) on investments	(4,607,318)	(5,627,418)	(86,490)	1,384,792	(5,614,047)	12,405,724	(731,892)	2,606,641
Reinvested capital gains	-	-	1,819,183	823,517	71,098	138,430	11,506	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	2,033,258	5,969,083	3,865,467	5,180,665	(5,344,108)	10,185,433	(899,072)	2,045,521

Equity transactions:
Purchase payments received from contract owners (note 3)	875,536	1,153,873	858,884	1,750,474	870,715	1,153,140	31,338	297,673
Transfers between funds	(892,666)	21,877,472	(2,213,864)	3,705,855	(3,823,575)	11,513,647	(217,936)	(42,209)
Redemptions (note 3)	(6,873,996)	(8,455,627)	(12,309,626)	(15,779,296)	(7,442,249)	(6,724,718)	(1,847,496)	(2,198,100)
Annuity benefits	-	-	(131,692)	(149,732)	(386)	(347)	(97,858)	(91,762)
Contract maintenance charges (note 2)	(287)	(282)	(1,736)	(2,076)	(1,180)	(1,150)	-	35
Contingent deferred sales charges (note 2)	(5,596)	(6,848)	(13,557)	(26,456)	(9,364)	(11,712)	(1,195)	(1,535)
Adjustments to maintain reserves	(381)	(754)	(567)	(598)	880	(287)	341	2,699

Net equity transactions	(6,897,390)	14,567,834	(13,812,158)	(10,501,829)	(10,405,159)	5,928,573	(2,132,806)	(2,033,199)

Net change in contract owners’ equity	(4,864,132)	20,536,917	(9,946,691)	(5,321,164)	(15,749,267)	16,114,006	(3,031,878)	12,322
Contract owners’ equity beginning of period	64,197,429	43,660,512	74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268

Contract owners’ equity end of period	$59,333,297	64,197,429	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590

CHANGES IN UNITS:
Beginning units	5,516,431	4,212,440	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361
Units purchased	4,144,213	4,877,236	1,077,648	1,991,982	926,720	2,118,829	13,332	37,046
Units redeemed	(4,700,786)	(3,573,245)	(2,103,430)	(2,790,198)	(1,834,244)	(1,585,870)	(108,022)	(148,151)

Ending units	4,959,858	5,516,431	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FOS		FO2R		FOSR		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,194	36,932	(25,764)	(34,718)	19,945	30,633	(41,324)	(117,823)
Realized gain (loss) on investments	523,375	225,391	(361,741)	(334,369)	(2,960,978)	(3,433,701)	1,602,103	683,837
Change in unrealized gain (loss) on investments	(3,930,486)	1,925,014	(279,748)	691,385	(2,890,730)	6,910,124	(2,764,699)	2,514,617
Reinvested capital gains	37,957	38,823	7,343	7,606	65,120	65,465	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,344,960)	2,226,160	(659,910)	329,904	(5,766,643)	3,572,521	(1,203,920)	3,080,631

Equity transactions:
Purchase payments received from contract owners (note 3)	73,690	53,916	16,164	57,470	853,253	520,502	238,526	308,892
Transfers between funds	(951,589)	(1,045,082)	(7,211)	(240,008)	(1,528,878)	(2,770,449)	(1,742,283)	(1,358,390)
Redemptions (note 3)	(2,873,589)	(2,968,356)	(835,935)	(1,280,028)	(5,438,703)	(7,117,613)	(2,230,665)	(2,526,337)
Annuity benefits	(8,133)	(10,203)	(162)	(157)	(50,525)	(53,675)	(13,387)	(12,529)
Contract maintenance charges (note 2)	(111)	(136)	-	-	(1,014)	(1,086)	(454)	(604)
Contingent deferred sales charges (note 2)	(1,512)	(2,113)	(741)	(438)	(9,012)	(20,081)	(3,605)	(5,800)
Adjustments to maintain reserves	125	4	(4)	763	(346)	3,531	(274)	2,589

Net equity transactions	(3,761,119)	(3,971,970)	(827,889)	(1,462,398)	(6,175,225)	(9,438,871)	(3,752,142)	(3,592,178)

Net change in contract owners’ equity	(7,106,079)	(1,745,810)	(1,487,799)	(1,132,494)	(11,941,868)	(5,866,350)	(4,956,062)	(511,547)
Contract owners’ equity beginning of period	21,639,639	23,385,449	4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975

Contract owners’ equity end of period	$14,533,560	21,639,639	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428

CHANGES IN UNITS:
Beginning units	1,404,565	1,697,629	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090
Units purchased	3,099	1,497	12,655	25,360	221,064	271,737	81,308	428,834
Units redeemed	(254,189)	(294,561)	(73,013)	(147,385)	(643,695)	(979,173)	(332,818)	(730,543)

Ending units	1,153,475	1,404,565	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,460,546	2,715,300	(56)	751	(70,881)	(55,367)	(20,240)	28,102
Realized gain (loss) on investments	(1,751,601)	(3,344,936)	6,211	(4,387)	4,960,357	(18,937)	1,797,198	1,281,542
Change in unrealized gain (loss) on investments	(104,092)	6,055,740	22,538	115,813	(5,857,628)	4,240,044	(3,748,153)	588,045
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	604,853	5,426,104	28,693	112,177	(968,152)	4,165,740	(1,971,195)	1,897,689

Equity transactions:
Purchase payments received from contract owners (note 3)	793,142	1,819,993	(980)	(60)	504,630	558,294	147,869	150,962
Transfers between funds	3,033,534	3,897,858	85,888	5,449	(5,235,706)	4,768,363	(2,935,069)	(37,098)
Redemptions (note 3)	(7,569,567)	(8,221,679)	(15,276)	(36,813)	(3,211,677)	(3,556,314)	(1,956,437)	(1,827,580)
Annuity benefits	(78,023)	(82,129)	(58,880)	(54,539)	(34,520)	(37,519)	(20,908)	(21,510)
Contract maintenance charges (note 2)	(572)	(488)	-	3	(547)	(661)	(280)	(279)
Contingent deferred sales charges (note 2)	(5,407)	(4,392)	(89)	(982)	(3,471)	(6,325)	(1,873)	(5,148)
Adjustments to maintain reserves	(112)	1,681	(14)	(52)	(265)	594	(338)	1,444

Net equity transactions	(3,827,005)	(2,589,156)	10,649	(86,993)	(7,981,556)	1,726,432	(4,767,036)	(1,739,209)

Net change in contract owners’ equity	(3,222,152)	2,836,948	39,342	25,184	(8,949,708)	5,892,172	(6,738,231)	158,480
Contract owners’ equity beginning of period	52,958,911	50,121,963	678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670

Contract owners’ equity end of period	$49,736,759	52,958,911	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150

CHANGES IN UNITS:
Beginning units	4,370,430	4,609,866	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742
Units purchased	1,047,141	1,579,475	7,298	1,751	1,374,758	1,522,698	360,108	797,722
Units redeemed	(1,349,771)	(1,818,911)	(6,782)	(9,708)	(2,131,167)	(1,386,523)	(766,339)	(955,766)

Ending units	4,067,800	4,370,430	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF2		TIF3		FTVGI3		FTVFA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$123	169	50,515	30,003	2,643,973	112,199	(48,098)	41,065
Realized gain (loss) on investments	477	(24)	1,114,352	(723,139)	894,787	886,022	288,294	290,145
Change in unrealized gain (loss) on investments	(3,827)	1,658	(2,144,565)	1,051,148	(5,221,208)	5,253,681	(405,392)	3,710
Reinvested capital gains	-	-	-	-	386,748	130,740	-	339

Net increase (decrease) in contract owners’ equity resulting from operations	(3,227)	1,803	(979,698)	358,012	(1,295,700)	6,382,642	(165,196)	335,259

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	94,806	175,938	1,079,282	1,252,600	170,692	413,779
Transfers between funds	-	-	286,454	(1,691,337)	4,271,807	10,184,285	225,531	1,068,021
Redemptions (note 3)	367	261	(937,673)	(1,149,240)	(7,877,165)	(8,330,018)	(567,544)	(705,162)
Annuity benefits	(3,029)	(2,637)	(22,430)	(23,011)	(22,540)	(21,617)	(2,319)	(2,132)
Contract maintenance charges (note 2)	-	2	(152)	(172)	(589)	(609)	(73)	(29)
Contingent deferred sales charges (note 2)	-	-	(1,203)	(635)	(8,129)	(5,547)	(674)	(266)
Adjustments to maintain reserves	(7)	9	(209)	658	3,646	(752)	(188)	134

Net equity transactions	(2,669)	(2,365)	(580,407)	(2,687,799)	(2,553,688)	3,078,341	(174,575)	774,346

Net change in contract owners’ equity	(5,896)	(562)	(1,560,105)	(2,329,787)	(3,849,388)	9,460,983	(339,771)	1,109,605
Contract owners’ equity beginning of period	30,887	31,449	8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028

Contract owners’ equity end of period	$24,991	30,887	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633

CHANGES IN UNITS:
Beginning units	1,946	2,121	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225
Units purchased	29	25	340,412	233,083	1,082,426	1,513,557	221,688	262,187
Units redeemed	(191)	(200)	(393,276)	(517,551)	(1,248,627)	(1,318,016)	(246,851)	(176,268)

Ending units	1,784	1,946	745,150	798,014	3,466,837	3,633,038	452,981	478,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTB		AMGP		AMINS		AMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$648,523	1,265,874	(2,494)	(3,592)	-	-	(6,052)	(6,543)
Realized gain (loss) on investments	(59,754)	(1,520,958)	2,362	31,150	-	90	92,063	(20,163)
Change in unrealized gain (loss) on investments	(794,698)	1,473,189	(8,882)	17,173	-	(155)	(89,534)	123,210
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(205,929)	1,218,105	(9,014)	44,731	-	(65)	(3,523)	96,504

Equity transactions:
Purchase payments received from contract owners (note 3)	227,236	487,181	868	29	-	6	53,625	27,317
Transfers between funds	(2,217,601)	5,874,730	(2,837)	(34,684)	-	(665)	(49,127)	(7,233)
Redemptions (note 3)	(5,288,911)	(6,715,242)	(4,082)	(93,258)	-	-	(155,032)	(40,119)
Annuity benefits	(40,276)	(42,135)	-	-	-	729	(5,896)	(5,472)
Contract maintenance charges (note 2)	(597)	(705)	(17)	(34)	-	-	(39)	(39)
Contingent deferred sales charges (note 2)	(17,159)	(13,088)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,642)	(1,079)	(6)	(33)	-	(5)	158	(845)

Net equity transactions	(7,338,950)	(410,339)	(6,074)	(127,979)	-	65	(156,311)	(26,392)

Net change in contract owners’ equity	(7,544,879)	807,766	(15,088)	(83,248)	-	-	(159,834)	70,112
Contract owners’ equity beginning of period	30,351,962	29,544,196	199,571	282,819	-	-	450,175	380,063

Contract owners’ equity end of period	$22,807,083	30,351,962	184,483	199,571	-	-	290,341	450,175

CHANGES IN UNITS:
Beginning units	2,809,299	2,844,136	16,109	24,926	-	-	25,562	27,121
Units purchased	282,604	1,617,972	87	1,086	-	14	5,783	4,636
Units redeemed	(978,505)	(1,652,809)	(494)	(9,903)	-	(14)	(14,213)	(6,195)

Ending units	2,113,398	2,809,299	15,702	16,109	-	-	17,132	25,562

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTP		AMRS		AMFAS		AMSRS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(973)	(3,907)	(31)	(38)	(25,400)	(18,315)	(76,036)	(49,425)
Realized gain (loss) on investments	3,160	23,859	331	180	285,891	115,209	669,607	(921,657)
Change in unrealized gain (loss) on investments	(9,978)	482	(547)	703	(368,121)	84,375	(1,023,629)	1,817,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,791)	20,434	(247)	845	(107,630)	181,269	(430,058)	846,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,587)	916	-	-	36,108	6,555	87,260	67,214
Transfers between funds	(598)	(445,039)	-	-	(119,243)	304,995	28,762	6,175,326
Redemptions (note 3)	(5,836)	(22,382)	-	-	(269,497)	(259,474)	(1,175,821)	(890,578)
Annuity benefits	-	(628)	(1,054)	(966)	(2,961)	(3,070)	(3,888)	(6,213)
Contract maintenance charges (note 2)	(3)	(3)	-	-	(15)	(21)	(275)	(298)
Contingent deferred sales charges (note 2)	-	(47)	-	-	(259)	(21)	(1,055)	(1,245)
Adjustments to maintain reserves	(28)	(65)	(6)	20	(128)	(88)	(228)	270

Net equity transactions	(8,052)	(467,248)	(1,060)	(946)	(355,995)	48,877	(1,065,245)	5,344,477

Net change in contract owners’ equity	(15,843)	(446,814)	(1,307)	(101)	(463,625)	230,146	(1,495,303)	6,191,144
Contract owners’ equity beginning of period	62,147	508,961	4,090	4,191	1,742,532	1,512,386	9,765,191	3,574,047

Contract owners’ equity end of period	$46,304	62,147	2,783	4,090	1,278,907	1,742,532	8,269,888	9,765,191

CHANGES IN UNITS:
Beginning units	4,601	49,029	331	422	185,434	189,090	717,855	315,329
Units purchased	841	1,044	-	-	288,917	142,720	184,720	654,465
Units redeemed	(1,298)	(45,472)	(87)	(91)	(336,841)	(146,376)	(268,523)	(251,939)

Ending units	4,144	4,601	244	331	137,510	185,434	634,052	717,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVCAFS		OVGR		OVGS3		OVGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(52,118)	(22,980)	(1,154,550)	139,692	305,790	117,213	229,606
Realized gain (loss) on investments	-	499,905	66,277	32,859,974	1,000,530	440,510	6,398,466	5,468,830
Change in unrealized gain (loss) on investments	-	(297,601)	(102,915)	(23,460,400)	(8,792,391)	12,003,076	(11,277,489)	3,094,202
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	150,186	(59,618)	8,245,024	(7,652,169)	12,749,376	(4,761,810)	8,792,638

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,833	575,543	2,395,647	1,883,559	2,125,182	150,105	173,836
Transfers between funds	-	(3,105,014)	(274,614)	(133,774,936)	(1,914,888)	(5,148,751)	(3,844,543)	(4,261,584)
Redemptions (note 3)	-	(649,855)	(793,868)	(19,332,815)	(15,773,275)	(17,133,020)	(10,894,228)	(10,606,781)
Annuity benefits	-	(451)	(5,360)	(92,751)	(49,979)	(54,381)	(42,704)	(42,864)
Contract maintenance charges (note 2)	-	-	-	(4,633)	(3,087)	(3,361)	(614)	(664)
Contingent deferred sales charges (note 2)	-	(235)	(4,531)	(30,003)	(27,692)	(35,703)	(7,781)	(9,831)
Adjustments to maintain reserves	-	(1,419)	(1,016)	(21,191)	(716)	4,322	(694)	(2,671)

Net equity transactions	-	(3,705,141)	(503,846)	(150,860,681)	(15,886,078)	(20,245,712)	(14,640,459)	(14,750,558)

Net change in contract owners’ equity	-	(3,554,955)	(563,464)	(142,615,657)	(23,538,247)	(7,496,336)	(19,402,269)	(5,957,920)
Contract owners’ equity beginning of period	-	3,554,955	3,391,731	146,007,388	96,376,606	103,872,942	65,706,594	71,664,514

Contract owners’ equity end of period	$-	-	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

CHANGES IN UNITS:
Beginning units	-	366,282	209,242	10,161,530	4,418,360	5,462,572	4,726,587	5,899,391
Units purchased	-	19,501	10,582	470,356	371,883	512,611	18,317	61,868
Units redeemed	-	(385,783)	(41,559)	(10,422,644)	(1,107,339)	(1,556,823)	(1,078,026)	(1,234,672)

Ending units	-	-	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGSS		OVHI3		OVHI		OVHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(14,657)	(15,026)	227,203	104,424	10,021	6,307	1,947	1,223
Realized gain (loss) on investments	332,840	354,292	52,966	312,340	(188,774)	(45,261)	(12,083)	(9,833)
Change in unrealized gain (loss) on investments	(504,231)	(1,021)	(276,243)	(141,364)	177,894	54,934	9,270	11,763
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(186,048)	338,245	3,926	275,400	(859)	15,980	(866)	3,153

Equity transactions:
Purchase payments received from contract owners (note 3)	87	-	19,578	93,843	-	-	-	-
Transfers between funds	(46,663)	(110,944)	(1,566,303)	572,597	(43,383)	(1,318)	-	0
Redemptions (note 3)	(662,295)	(754,616)	(333,477)	(267,416)	(16,801)	(12,159)	(657)	(446)
Annuity benefits	(3,216)	(2,968)	-	-	-	-	(2,300)	(2,166)
Contract maintenance charges (note 2)	-	-	(16)	(16)	(8)	(9)	-	-
Contingent deferred sales charges (note 2)	(235)	(60)	(104)	(185)	(2)	33	(6)	-
Adjustments to maintain reserves	(60)	112	(112)	(118)	(38)	(49)	2	(2)

Net equity transactions	(712,382)	(868,476)	(1,880,434)	398,705	(60,232)	(13,502)	(2,961)	(2,613)

Net change in contract owners’ equity	(898,430)	(530,231)	(1,876,508)	674,105	(61,091)	2,478	(3,827)	540
Contract owners’ equity beginning of period	2,660,275	3,190,506	2,832,621	2,158,516	126,029	123,551	26,420	25,880

Contract owners’ equity end of period	$1,761,845	2,660,275	956,113	2,832,621	64,938	126,029	22,593	26,420

CHANGES IN UNITS:
Beginning units	171,295	234,040	995,159	859,349	40,971	45,401	7,510	8,314
Units purchased	-	1,716	324,374	953,478	-	4,917	102	64
Units redeemed	(45,770)	(64,461)	(971,994)	(817,668)	(19,111)	(9,347)	(938)	(868)

Ending units	125,525	171,295	347,539	995,159	21,860	40,971	6,674	7,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGI		OVGIS		OVSC		OVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(240,341)	26,551	(31,706)	(24,849)	(42,798)	(45,769)	(1,532)	(1,521)
Realized gain (loss) on investments	4,046,357	3,993,309	64,628	58,379	349,445	2,136,446	1,408	(827)
Change in unrealized gain (loss) on investments	(5,003,334)	11,592,779	(88,797)	353,557	(358,156)	(370,019)	(8,289)	38,173
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,197,318)	15,612,639	(55,875)	387,087	(51,509)	1,720,658	(8,413)	35,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,577,509	1,807,694	14,919	37,950	111,587	199,570	(4)	1,648
Transfers between funds	(2,715,096)	(5,934,585)	(12,218)	(51,649)	3,834,104	(260,831)	(18,990)	-
Redemptions (note 3)	(19,523,944)	(19,124,057)	(475,440)	(555,972)	(1,525,185)	(1,193,145)	(4,276)	(5,506)
Annuity benefits	(58,705)	(61,771)	-	-	(114)	(100)	(9,483)	(9,194)
Contract maintenance charges (note 2)	(2,050)	(2,966)	-	-	(187)	(207)	-	(3)
Contingent deferred sales charges (note 2)	(19,134)	(29,288)	(394)	(227)	(1,794)	(2,739)	-	-
Adjustments to maintain reserves	242	2,812	(66)	2	193	214	(5)	14

Net equity transactions	(20,741,178)	(23,342,161)	(473,199)	(569,897)	2,418,604	(1,257,238)	(32,758)	(13,042)

Net change in contract owners’ equity	(21,938,496)	(7,729,522)	(529,074)	(182,810)	2,367,095	463,420	(41,171)	22,783
Contract owners’ equity beginning of period	116,498,594	124,228,116	3,062,481	3,245,291	9,285,280	8,821,860	197,565	174,782

Contract owners’ equity end of period	$94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280	156,394	197,565

CHANGES IN UNITS:
Beginning units	8,884,716	10,897,405	277,137	334,673	930,790	1,073,093	13,564	14,582
Units purchased	2,425,784	3,005,173	6,725	5,924	1,497,941	2,532,907	86	208
Units redeemed	(4,016,205)	(5,017,862)	(49,863)	(63,460)	(1,224,274)	(2,675,210)	(2,512)	(1,226)

Ending units	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790	11,138	13,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVAG		OVSBS		PMVFAD		PMVLAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(707,355)	(632,528)	41,203	287,237	72,004	10,380	161,065	114,429
Realized gain (loss) on investments	4,291,259	538,121	11,058	29,557	401,419	38,029	194,329	(1,151)
Change in unrealized gain (loss) on investments	(3,242,085)	13,595,269	(149,435)	226,229	81,270	347,535	(478,868)	819,202
Reinvested capital gains	-	-	50,347	-	32,411	61,485	-	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	341,819	13,500,862	(46,827)	543,023	587,104	457,429	(123,474)	1,044,137

Equity transactions:
Purchase payments received from contract owners (note 3)	1,489,040	1,671,468	17,455	76,576	148,602	106,465	615,728	1,135,801
Transfers between funds	(3,423,126)	1,287,847	161,468	298,850	4,196,871	3,240,563	12,740,108	18,926,314
Redemptions (note 3)	(10,501,293)	(9,048,745)	(954,524)	(987,151)	(2,051,634)	(569,757)	(8,438,806)	(5,728,438)
Annuity benefits	(5,864)	(4,911)	-	-	-	-	(20,226)	(20,238)
Contract maintenance charges (note 2)	(4,003)	(4,089)	-	-	(58)	(33)	(329)	(389)
Contingent deferred sales charges (note 2)	(21,694)	(22,316)	(476)	(1,631)	(3,073)	(799)	(4,834)	(5,351)
Adjustments to maintain reserves	(393)	2,309	192	(118)	(1,666)	162	(687)	146

Net equity transactions	(12,467,333)	(6,118,437)	(775,885)	(613,475)	2,289,042	2,776,601	4,890,954	14,307,846

Net change in contract owners’ equity	(12,125,514)	7,382,425	(822,712)	(70,452)	2,876,146	3,234,030	4,767,480	15,351,983
Contract owners’ equity beginning of period	66,320,350	58,937,925	4,488,006	4,558,458	7,110,871	3,876,841	33,220,756	17,868,773

Contract owners’ equity end of period	$54,194,836	66,320,350	3,665,294	4,488,006	9,987,017	7,110,871	37,988,236	33,220,756

CHANGES IN UNITS:
Beginning units	5,038,472	5,642,712	284,422	325,335	602,956	356,059	2,894,543	1,622,430
Units purchased	694,544	642,533	35,990	58,730	663,991	552,224	2,288,543	3,177,618
Units redeemed	(1,633,375)	(1,246,773)	(85,089)	(99,643)	(476,707)	(305,327)	(1,881,820)	(1,905,505)

Ending units	4,099,641	5,038,472	235,323	284,422	790,240	602,956	3,301,266	2,894,543

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVRRA		PMVTRA		PMVTRD		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,500	2,756	42,862	38,650	41,216	-	1	33
Realized gain (loss) on investments	65,244	8,924	62,923	52,023	(14,152)	-	(772)	(872)
Change in unrealized gain (loss) on investments	(23,714)	38,145	(79,007)	5,986	(115,089)	-	53	2,136
Reinvested capital gains	33,909	7,699	38,096	89,849	87,116	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,939	57,524	64,874	186,508	(909)	-	(718)	1,297

Equity transactions:
Purchase payments received from contract owners (note 3)	111,866	93,993	307,342	329,017	195,154	-	-	-
Transfers between funds	470,220	234,550	419,663	724,916	6,403,202	-	-	-
Redemptions (note 3)	(303,697)	(311,683)	(1,006,676)	(777,734)	(386,512)	-	(785)	(792)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(6)	-	-	-
Contingent deferred sales charges (note 2)	(1,049)	(2,051)	(2,138)	(2,231)	(102)	-	-	-
Adjustments to maintain reserves	(68)	82	1,055	207	(2,843)	-	(3)	2

Net equity transactions	277,272	14,891	(280,754)	274,175	6,208,893	-	(788)	(790)

Net change in contract owners’ equity	361,211	72,415	(215,880)	460,683	6,207,984	-	(1,506)	507
Contract owners’ equity beginning of period	855,103	782,688	2,920,948	2,460,265	-	-	11,629	11,122

Contract owners’ equity end of period	$1,216,314	855,103	2,705,068	2,920,948	6,207,984	-	10,123	11,629

CHANGES IN UNITS:
Beginning units	66,930	65,525	209,787	188,936	-	-	1,028	1,111
Units purchased	76,320	42,909	72,662	101,354	811,883	-	12	12
Units redeemed	(57,090)	(41,504)	(92,945)	(80,503)	(191,988)	-	(90)	(95)

Ending units	86,160	66,930	189,504	209,787	619,895	-	950	1,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACEG2		ACC2		AVBV2		AVCA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,958)	(27,993)	(30,982)	(133,981)	(445)	(696)	(637)	(512)
Realized gain (loss) on investments	141,430	123,396	(44,788)	9,992	1,091	1,164	2,265	(425)
Change in unrealized gain (loss) on investments	(212,800)	136,702	(154,306)	1,107,419	(3,913)	3,029	(6,397)	13,429
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,328)	232,105	(230,076)	983,430	(3,267)	3,497	(4,769)	12,492

Equity transactions:
Purchase payments received from contract owners (note 3)	20,247	2,582	59,031	206,258	-	-	2,646	760
Transfers between funds	19,154	(160,807)	(288,118)	(294,245)	-	(800)	(779)	1,349
Redemptions (note 3)	(319,386)	(250,902)	(1,383,380)	(1,805,545)	(1,679)	(6,200)	(45,558)	(22,649)
Annuity benefits	-	-	(4,986)	(4,607)	(4,378)	(3,456)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(87)	(282)	(229)	(1,293)	(13)	(191)	-	(7)
Adjustments to maintain reserves	(58)	35	(54)	(229)	49	(353)	8	(44)

Net equity transactions	(280,130)	(409,374)	(1,617,736)	(1,899,662)	(6,021)	(11,001)	(43,683)	(20,592)

Net change in contract owners’ equity	(376,458)	(177,269)	(1,847,812)	(916,232)	(9,288)	(7,504)	(48,452)	(8,100)
Contract owners’ equity beginning of period	1,517,174	1,694,443	7,789,263	8,705,495	73,537	81,041	93,543	101,643

Contract owners’ equity end of period	$1,140,716	1,517,174	5,941,451	7,789,263	64,249	73,537	45,091	93,543

CHANGES IN UNITS:
Beginning units	138,423	181,324	647,015	821,709	7,408	8,622	9,360	11,670
Units purchased	8,655	2,734	9,092	35,296	-	-	283	353
Units redeemed	(33,943)	(45,635)	(143,575)	(209,990)	(623)	(1,214)	(4,744)	(2,663)

Ending units	113,135	138,423	512,532	647,015	6,785	7,408	4,899	9,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCA2		AVCD2		AVGI		AVCE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,456)	(12,101)	(20,614)	(17,716)	(2,743)	(2,022)	(8,966)	(10,444)
Realized gain (loss) on investments	57,235	47,087	165,846	189,048	45,669	849	35,631	(11,774)
Change in unrealized gain (loss) on investments	(148,759)	107,799	(342,968)	37,163	(42,945)	39,686	(39,212)	75,200
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,980)	142,785	(197,736)	208,495	(19)	38,513	(12,547)	52,982

Equity transactions:
Purchase payments received from contract owners (note 3)	12,095	31,183	4,350	28,033	19,040	109,460	67,698	16,674
Transfers between funds	115,924	(22,323)	432,615	(490,017)	(191,649)	(37,188)	3,350	(47,361)
Redemptions (note 3)	(161,106)	(191,957)	(248,559)	(386,621)	(167,782)	(120,463)	(220,680)	(319,586)
Annuity benefits	(7,517)	(6,936)	(6,690)	(6,122)	-	-	-	-
Contract maintenance charges (note 2)	(16)	(19)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(196)	-	(183)	(625)	-	(15)	(61)	(238)
Adjustments to maintain reserves	(61)	714	14	1,921	(13)	53	(17)	(52)

Net equity transactions	(40,877)	(189,338)	181,510	(853,468)	(340,404)	(48,152)	(149,710)	(350,562)

Net change in contract owners’ equity	(149,857)	(46,553)	(16,226)	(644,973)	(340,423)	(9,639)	(162,257)	(297,580)
Contract owners’ equity beginning of period	1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

Contract owners’ equity end of period	$1,028,779	1,178,636	1,232,581	1,248,807	147,542	487,965	645,547	807,804

CHANGES IN UNITS:
Beginning units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102
Units purchased	22,031	17,968	160,531	96,985	7,558	9,398	10,811	8,857
Units redeemed	(24,542)	(39,530)	(146,145)	(195,002)	(33,709)	(12,793)	(25,029)	(44,701)

Ending units	123,477	125,988	125,245	110,859	11,470	37,621	63,040	77,258

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	IVKEI1		IVHS		IVRE		VYDS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,102)	-	(1,174)	(1,212)	7,869	13,388	(20,286)	(22,089)
Realized gain (loss) on investments	(2,353)	-	17,447	(11,304)	45,421	(62,711)	(81,482)	180,137
Change in unrealized gain (loss) on investments	(20,687)	-	(14,498)	15,412	(87,399)	101,454	(220,595)	310,482
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,142)	-	1,775	2,896	(34,109)	52,131	(322,363)	468,530

Equity transactions:
Purchase payments received from contract owners (note 3)	2,449	-	16,079	28,996	63,374	52,424	43,077	49,970
Transfers between funds	285,879	-	48,130	16,421	34,579	31,583	(185,887)	(383,725)
Redemptions (note 3)	(25,541)	-	(83,999)	(62,720)	(116,363)	(102,990)	(892,990)	(1,046,876)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(19)	(393)	(141)	(696)	(1,106)	(783)
Adjustments to maintain reserves	(13)	-	(61)	41	(8)	(8)	(91)	(65)

Net equity transactions	262,765	-	(19,870)	(17,655)	(18,559)	(19,687)	(1,036,997)	(1,381,479)

Net change in contract owners’ equity	238,623	-	(18,095)	(14,759)	(52,668)	32,444	(1,359,360)	(912,949)
Contract owners’ equity beginning of period	-	-	103,057	117,816	342,593	310,149	4,624,290	5,537,239

Contract owners’ equity end of period	$238,623	-	84,962	103,057	289,925	342,593	3,264,930	4,624,290

CHANGES IN UNITS:
Beginning units	-	-	9,435	11,235	34,474	36,267	383,725	510,692
Units purchased	28,896	-	5,607	1,785	26,330	9,825	5,326	23,425
Units redeemed	(2,790)	-	(7,472)	(3,585)	(29,240)	(11,618)	(94,864)	(150,392)

Ending units	26,106	-	7,570	9,435	31,564	34,474	294,187	383,725

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ROCMC		SBLD		SBLJ		SBLN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,586	7,549	(2,676)	(2,583)	(1,588)	(1,486)	(1,284)	(1,652)
Realized gain (loss) on investments	(23,929)	(70,350)	(1,727)	(14,258)	16,846	2,659	2,808	(2,742)
Change in unrealized gain (loss) on investments	(127,419)	290,591	(33,746)	46,699	(22,024)	26,575	(1,474)	17,338
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139,762)	227,790	(38,149)	29,858	(6,766)	27,748	50	12,944

Equity transactions:
Purchase payments received from contract owners (note 3)	174,479	166,862	40,420	36,741	14,135	14,559	10,634	17,857
Transfers between funds	(132,571)	(2,697)	6,706	1,452	(404)	(610)	2,054	(32,292)
Redemptions (note 3)	(123,274)	(112,269)	(20,973)	(38,355)	(26,698)	(785)	(53,078)	(7,437)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(1,009)	(533)	(54)	(374)	(73)	(26)	(155)	(85)
Adjustments to maintain reserves	(202)	(28)	65	(61)	3	(10)	3	(8)

Net equity transactions	(82,577)	51,335	26,164	(597)	(13,037)	13,128	(40,557)	(21,981)

Net change in contract owners’ equity	(222,339)	279,125	(11,985)	29,261	(19,803)	40,876	(40,507)	(9,037)
Contract owners’ equity beginning of period	1,061,105	781,980	240,880	211,619	154,677	113,801	137,282	146,319

Contract owners’ equity end of period	$838,766	1,061,105	228,895	240,880	134,874	154,677	96,775	137,282

CHANGES IN UNITS:
Beginning units	83,270	78,868	23,376	23,481	16,355	14,777	12,170	14,169
Units purchased	12,510	22,653	4,746	6,035	2,604	6,690	816	2,629
Units redeemed	(20,023)	(18,251)	(1,444)	(6,140)	(3,885)	(5,112)	(4,365)	(4,628)

Ending units	75,757	83,270	26,678	23,376	15,074	16,355	8,621	12,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLO		SBLP		SBLQ		SBLV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,582)	(9,950)	(4,066)	(4,435)	(11,376)	(9,968)	(24,841)	(23,908)
Realized gain (loss) on investments	116,231	18,283	53,502	66,256	90,788	5,208	67,984	444
Change in unrealized gain (loss) on investments	(134,605)	151,131	(49,023)	(10,447)	(147,371)	189,231	(245,990)	364,878
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,956)	159,464	413	51,374	(67,959)	184,471	(202,847)	341,414

Equity transactions:
Purchase payments received from contract owners (note 3)	99,619	91,165	65,670	50,961	107,205	105,550	331,775	290,559
Transfers between funds	276,327	549,224	89,233	37,597	125,388	309,906	11,961	71,370
Redemptions (note 3)	(627,642)	(446,168)	(162,548)	(161,161)	(337,262)	(200,770)	(625,053)	(311,755)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(705)	(1,286)	(314)	(770)	(1,639)	(634)	(2,891)	(1,621)
Adjustments to maintain reserves	257	(541)	126	(92)	(107)	(113)	158	(1,165)

Net equity transactions	(252,144)	192,394	(7,833)	(73,465)	(106,415)	213,940	(284,050)	47,388

Net change in contract owners’ equity	(280,100)	351,858	(7,420)	(22,091)	(174,374)	398,411	(486,897)	388,802
Contract owners’ equity beginning of period	1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

Contract owners’ equity end of period	$774,297	1,054,397	416,021	423,441	921,474	1,095,848	1,920,046	2,406,943

CHANGES IN UNITS:
Beginning units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377
Units purchased	25,647	59,308	15,387	20,494	31,752	43,250	37,571	33,756
Units redeemed	(47,772)	(36,428)	(15,588)	(26,349)	(40,691)	(24,028)	(61,857)	(29,234)

Ending units	76,596	98,721	29,110	29,311	73,734	82,673	165,613	189,899

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLX		SBLY		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,135)	(783)	(249)	(274)	-	(78,843)	-	21,926
Realized gain (loss) on investments	21,651	3,726	3,011	2,565	-	3,244,156	-	(47,503)
Change in unrealized gain (loss) on investments	(24,049)	15,725	(4,554)	417	-	(2,321,877)	-	1,873,491
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,533)	18,668	(1,792)	2,708	-	843,436	-	1,847,914

Equity transactions:
Purchase payments received from contract owners (note 3)	22,795	19,198	5,418	7,468	-	227,233	-	389,229
Transfers between funds	(9,890)	38,589	17,299	(14,454)	-	(7,474,070)	-	(15,504,141)
Redemptions (note 3)	(44,088)	(7,151)	(25,045)	(0)	-	(984,433)	-	(2,332,311)
Annuity benefits	-	-	-	-	-	(20,796)	-	(36,397)
Contract maintenance charges (note 2)	-	-	-	-	-	(129)	-	(259)
Contingent deferred sales charges (note 2)	(466)	(58)	(78)	(12)	-	(802)	-	(1,998)
Adjustments to maintain reserves	(48)	(13)	14	3	-	2,108	-	847

Net equity transactions	(31,697)	50,565	(2,392)	(6,995)	-	(8,250,889)	-	(17,485,030)

Net change in contract owners’ equity	(35,230)	69,233	(4,184)	(4,287)	-	(7,407,453)	-	(15,637,116)
Contract owners’ equity beginning of period	117,162	47,929	20,806	25,093	-	7,407,453	-	15,637,116

Contract owners’ equity end of period	$81,932	117,162	16,622	20,806	-	-	-	-

CHANGES IN UNITS:
Beginning units	12,090	6,371	2,191	3,045	-	754,802	-	1,708,614
Units purchased	4,815	7,136	1,531	397	-	1,053,375	-	1,082,518
Units redeemed	(8,170)	(1,417)	(1,873)	(1,251)	-	(1,808,177)	-	(2,791,132)

Ending units	8,735	12,090	1,849	2,191	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRHS2		VWEMR		VWEM		VWHAR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(54,989)	(5,864)	8,027	(87,477)	2,639	(83,881)	47,550	(285,997)
Realized gain (loss) on investments	64,029	62,630	3,107,435	387,993	(1,014,141)	(2,416,423)	806,908	(1,883,245)
Change in unrealized gain (loss) on investments	(248,121)	104,225	(8,037,696)	3,864,473	(3,649,755)	6,681,269	(9,382,890)	11,882,217
Reinvested capital gains	-	-	-	-	-	-	586,535	-

Net increase (decrease) in contract owners’ equity resulting from operations	(239,081)	160,991	(4,922,234)	4,164,989	(4,661,257)	4,180,965	(7,941,897)	9,712,975

Equity transactions:
Purchase payments received from contract owners (note 3)	225,094	82,390	222,576	365,602	138,170	135,515	1,239,969	884,300
Transfers between funds	7,469,835	1,227,095	(3,772,539)	(1,033,435)	(827,666)	(962,113)	(643,831)	5,310,955
Redemptions (note 3)	(1,008,126)	(106,732)	(2,331,614)	(3,082,063)	(2,284,405)	(2,599,299)	(6,465,332)	(4,168,525)
Annuity benefits	(226)	-	-	-	(183)	(5,804)	(4,812)	(4,055)
Contract maintenance charges (note 2)	(49)	-	(188)	(193)	(311)	(346)	(354)	(261)
Contingent deferred sales charges (note 2)	(641)	-	(3,774)	(2,061)	(2,278)	(1,960)	(5,469)	(4,079)
Adjustments to maintain reserves	(602)	(69)	(257)	(328)	(328)	573	(741)	3,372

Net equity transactions	6,685,285	1,202,684	(5,885,796)	(3,752,478)	(2,977,001)	(3,433,435)	(5,880,570)	2,021,708

Net change in contract owners’ equity	6,446,204	1,363,675	(10,808,030)	412,511	(7,638,258)	747,530	(13,822,467)	11,734,683
Contract owners’ equity beginning of period	1,363,675	-	23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202

Contract owners’ equity end of period	$7,809,879	1,363,675	12,704,561	23,512,591	12,003,434	19,641,692	34,169,418	47,991,885

CHANGES IN UNITS:
Beginning units	129,181	-	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117
Units purchased	1,047,393	219,493	135,518	366,202	7,547	17,348	509,268	515,458
Units redeemed	(502,386)	(90,312)	(352,594)	(558,087)	(113,111)	(148,511)	(698,042)	(467,618)

Ending units	674,188	129,181	606,157	823,233	475,910	581,474	1,173,183	1,361,957

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWHA		WRASP		WRBP		WRBDP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,117	(101,508)	(185,881)	(152,351)	217,898	472,069	1,585,366	3,179,437
Realized gain (loss) on investments	1,225,700	978,613	13,379,146	14,320,070	3,893,805	2,913,056	1,298,404	(364,042)
Change in unrealized gain (loss) on investments	(4,078,889)	2,899,851	(29,630,335)	2,019,798	(7,119,620)	4,008,209	2,383,158	2,688,985
Reinvested capital gains	201,990	-	-	-	4,250,371	810,129	673,132	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,625,082)	3,776,956	(16,437,070)	16,187,517	1,242,454	8,203,463	5,940,060	5,504,380

Equity transactions:
Purchase payments received from contract owners (note 3)	161,059	146,563	2,978,176	5,259,499	607,675	846,542	916,425	2,315,518
Transfers between funds	(550,324)	(328,594)	(3,020,228)	341,583	(531,318)	(345)	1,846,658	17,067,639
Redemptions (note 3)	(1,843,788)	(1,728,973)	(51,489,524)	(44,684,221)	(11,662,122)	(9,305,672)	(22,441,381)	(25,160,849)
Annuity benefits	(18,536)	(16,282)	(41,252)	(38,487)	(9,031)	(13,379)	(27,858)	(34,794)
Contract maintenance charges (note 2)	(67)	(85)	(366)	(231)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,180)	(1,413)	(54,892)	(8,872)	(8,222)	16,600	(14,693)	20,408
Adjustments to maintain reserves	(310)	758	(4,335)	10,410	(21)	(3,459)	114	(1,775)

Net equity transactions	(2,256,146)	(1,928,026)	(51,632,421)	(39,120,320)	(11,603,039)	(8,459,714)	(19,720,735)	(5,793,854)

Net change in contract owners’ equity	(4,881,228)	1,848,930	(68,069,491)	(22,932,803)	(10,360,585)	(256,251)	(13,780,675)	(289,474)
Contract owners’ equity beginning of period	16,889,827	15,040,897	246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563

Contract owners’ equity end of period	$12,008,599	16,889,827	177,937,025	246,006,516	47,028,529	57,389,114	96,675,414	110,456,089

CHANGES IN UNITS:
Beginning units	412,231	473,719	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501
Units purchased	8,773	6,599	1,095,334	2,069,798	329,507	500,692	983,896	2,482,295
Units redeemed	(66,348)	(68,087)	(3,321,175)	(3,925,100)	(1,132,530)	(1,167,667)	(2,300,620)	(2,885,113)

Ending units	354,656	412,231	8,197,211	10,423,052	3,231,584	4,034,607	6,157,959	7,474,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRCEP		WRDIV		WRENG		WRGBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(921,509)	(179,051)	(11,932)	(254)	(126,950)	(95,352)	18,105	-
Realized gain (loss) on investments	9,932,852	2,035,709	125,797	(190,096)	(255,068)	(252,796)	(4,488)	-
Change in unrealized gain (loss) on investments	(11,760,857)	21,143,520	(1,211,019)	3,206,588	(645,624)	2,505,467	(28,061)	-
Reinvested capital gains	3,993,075	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,243,561	23,000,178	(1,097,154)	3,016,238	(1,027,642)	2,157,319	(14,444)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	979,204	1,803,111	267,425	223,915	258,959	324,794	13,008	-
Transfers between funds	(2,381,444)	(3,457,324)	(190,375)	(266,756)	(574,305)	629,894	1,473,501	-
Redemptions (note 3)	(26,160,910)	(24,748,397)	(4,060,360)	(3,736,440)	(2,341,016)	(1,356,876)	(108,016)	-
Annuity benefits	(10,252)	(16,625)	(1,150)	(3,908)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,465)	100,746	(9,009)	(7,809)	(2,286)	(1,793)	(1)	-
Adjustments to maintain reserves	337	3,660	(61)	824	(29)	284	(14)	-

Net equity transactions	(27,588,530)	(26,314,829)	(3,993,530)	(3,790,175)	(2,658,677)	(403,696)	1,378,478	-

Net change in contract owners’ equity	(26,344,969)	(3,314,651)	(5,090,684)	(773,937)	(3,686,319)	1,753,623	1,364,034	-
Contract owners’ equity beginning of period	133,435,816	136,750,467	22,646,086	23,420,023	12,619,383	10,865,760	-	-

Contract owners’ equity end of period	$107,090,847	133,435,816	17,555,402	22,646,086	8,933,064	12,619,383	1,364,034	-

CHANGES IN UNITS:
Beginning units	11,988,244	14,723,373	1,654,847	1,974,176	1,023,074	1,063,778	-	-
Units purchased	806,935	1,384,934	226,159	309,840	256,526	275,593	200,290	-
Units redeemed	(3,237,010)	(4,120,063)	(521,368)	(629,169)	(474,529)	(316,297)	(62,134)	-

Ending units	9,558,169	11,988,244	1,359,638	1,654,847	805,071	1,023,074	138,156	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRGNR		WRGP		WRHIP		WRIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(400,286)	(478,276)	(920,216)	(725,221)	4,925,867	5,650,168	(272,796)	(75,112)
Realized gain (loss) on investments	(3,243,603)	(3,784,161)	10,133,988	9,136,456	264,811	(203,625)	3,718,059	3,086,974
Change in unrealized gain (loss) on investments	(3,782,615)	9,246,495	(12,234,373)	6,033,273	(1,956,990)	5,314,572	(6,452,185)	2,340,000
Reinvested capital gains	-	-	4,656,340	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,426,504)	4,984,058	1,635,739	14,444,508	3,233,688	10,761,115	(3,006,922)	5,351,862

Equity transactions:
Purchase payments received from contract owners (note 3)	371,914	964,380	1,236,398	1,850,116	572,566	1,326,235	457,396	580,485
Transfers between funds	(3,574,814)	(3,645,464)	(3,267,793)	(6,095,425)	2,379,700	3,702,574	(2,724,877)	(776,053)
Redemptions (note 3)	(8,368,344)	(7,159,135)	(27,354,704)	(25,771,814)	(20,381,604)	(16,165,941)	(9,167,032)	(8,632,363)
Annuity benefits	(1,179)	(2,812)	(8,881)	(15,705)	(26,213)	(28,010)	(3,893)	(3,351)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,604)	(10,887)	(16,726)	108,026	(19,218)	2,891	(4,625)	11,909
Adjustments to maintain reserves	456	2,595	198	7,478	(176)	(1,848)	201	935

Net equity transactions	(11,582,571)	(9,851,323)	(29,411,508)	(29,917,324)	(17,474,945)	(11,164,098)	(11,442,830)	(8,818,438)

Net change in contract owners’ equity	(19,009,075)	(4,867,265)	(27,775,769)	(15,472,816)	(14,241,257)	(402,983)	(14,449,752)	(3,466,576)
Contract owners’ equity beginning of period	42,121,347	46,988,612	140,472,689	155,945,505	84,691,641	85,094,624	45,108,306	48,574,882

Contract owners’ equity end of period	$23,112,272	42,121,347	112,696,920	140,472,689	70,450,384	84,691,641	30,658,554	45,108,306

CHANGES IN UNITS:
Beginning units	2,580,151	3,338,506	13,537,586	16,771,104	4,324,579	4,948,846	3,816,483	4,678,629
Units purchased	200,550	528,792	876,457	1,482,791	670,131	968,291	254,064	598,423
Units redeemed	(960,161)	(1,287,147)	(3,681,345)	(4,716,309)	(1,542,763)	(1,592,558)	(1,246,163)	(1,460,569)

Ending units	1,820,540	2,580,151	10,732,698	13,537,586	3,451,947	4,324,579	2,824,384	3,816,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRI2P		WRLTBP		WRMIC		WRMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$80,507	50,340	19,895	-	(53,573)	(51,497)	(183,733)	(172,102)
Realized gain (loss) on investments	(1,905,228)	(1,573,378)	4,168	-	180,551	(127,012)	1,152,384	459,753
Change in unrealized gain (loss) on investments	(740,993)	3,713,164	(16,445)	-	(552,173)	1,761,449	(1,829,127)	3,857,811
Reinvested capital gains	-	-	-	-	-	-	572,924	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,565,714)	2,190,126	7,618	-	(425,195)	1,582,940	(287,552)	4,145,462

Equity transactions:
Purchase payments received from contract owners (note 3)	94,686	281,201	45,602	-	140,809	84,125	142,513	257,751
Transfers between funds	(54,708)	2,559	2,902,767	-	(404,028)	856,049	(319,585)	1,758,789
Redemptions (note 3)	(3,782,360)	(3,401,299)	(591,243)	-	(1,062,496)	(928,048)	(3,956,969)	(2,938,549)
Annuity benefits	(11,773)	(10,734)	-	-	(4,331)	(3,038)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,010)	(6,663)	-	-	(1,789)	(2,501)	(4,184)	(4,761)
Adjustments to maintain reserves	46	1,201	(15)	-	(48)	455	(86)	1,312

Net equity transactions	(3,761,119)	(3,133,735)	2,357,111	-	(1,331,883)	7,043	(4,138,311)	(925,457)

Net change in contract owners’ equity	(6,326,833)	(943,609)	2,364,729	-	(1,757,078)	1,589,983	(4,425,863)	3,220,005
Contract owners’ equity beginning of period	19,781,102	20,724,711	-	-	5,641,179	4,051,196	17,915,900	14,695,895

Contract owners’ equity end of period	$13,454,269	19,781,102	2,364,729	-	3,884,101	5,641,179	13,490,037	17,915,900

CHANGES IN UNITS:
Beginning units	1,234,813	1,454,572	-	-	360,541	361,907	1,112,006	1,188,377
Units purchased	155,605	246,740	320,771	-	40,131	143,651	243,149	384,133
Units redeemed	(401,977)	(466,499)	(87,552)	-	(131,145)	(145,017)	(505,158)	(460,504)

Ending units	988,441	1,234,813	233,219	-	269,527	360,541	849,997	1,112,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRMMP		WRRESP		WRSTP		WRSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(311,359)	(351,466)	(35,314)	72,994	(847,410)	(972,461)	(733,076)	(797,455)
Realized gain (loss) on investments	-	-	(1,002,965)	(984,825)	5,972,317	6,513,220	3,350,929	2,261,234
Change in unrealized gain (loss) on investments	-	-	1,405,801	3,303,735	(12,014,698)	576,821	(10,215,660)	15,717,745
Reinvested capital gains	-	-	-	-	2,726,712	2,531,297	568,594	-

Net increase (decrease) in contract owners’ equity resulting from operations	(311,359)	(351,466)	367,522	2,391,904	(4,163,079)	8,648,877	(7,029,213)	17,181,524

Equity transactions:
Purchase payments received from contract owners (note 3)	5,639,323	6,537,559	76,866	131,896	789,729	1,152,207	710,211	728,392
Transfers between funds	19,152,881	12,587,337	(374,273)	(169,346)	(2,257,905)	(3,329,255)	(2,056,650)	(2,185,837)
Redemptions (note 3)	(26,960,393)	(27,698,107)	(2,158,301)	(1,654,464)	(17,368,817)	(14,629,729)	(14,225,533)	(13,046,827)
Annuity benefits	(29,475)	(29,749)	(5,243)	(4,220)	(2,200)	(8,249)	(1,055)	(9,423)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(29,049)	71,218	(3,644)	(3,684)	(13,775)	25,454	(7,988)	66,004
Adjustments to maintain reserves	3,406	5,133	(46)	860	1,426	2,953	208	894

Net equity transactions	(2,223,307)	(8,526,610)	(2,464,641)	(1,698,958)	(18,851,542)	(16,786,619)	(15,580,807)	(14,446,797)

Net change in contract owners’ equity	(2,534,666)	(8,878,076)	(2,097,119)	692,946	(23,014,621)	(8,137,742)	(22,610,020)	2,734,727
Contract owners’ equity beginning of period	29,212,627	38,090,703	10,487,395	9,794,449	83,803,810	91,941,552	75,543,832	72,809,105

Contract owners’ equity end of period	$26,677,961	29,212,627	8,390,276	10,487,395	60,789,189	83,803,810	52,933,812	75,543,832

CHANGES IN UNITS:
Beginning units	2,650,355	3,428,531	733,906	869,687	5,651,827	6,937,432	4,957,025	6,103,814
Units purchased	3,773,046	3,037,076	89,096	166,621	399,763	827,574	346,381	645,189
Units redeemed	(3,970,888)	(3,815,252)	(257,095)	(302,402)	(1,659,407)	(2,113,179)	(1,380,480)	(1,791,978)

Ending units	2,452,513	2,650,355	565,907	733,906	4,392,183	5,651,827	3,922,926	4,957,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRSCV		WRVP		SVOF		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(51,857)	(94,681)	(214,694)	(165,435)	(4,162)	(2,788)	(98,023)	(77,523)
Realized gain (loss) on investments	(43,492)	(98,232)	951,028	366,368	33,857	28,732	(25,482)	1,223,633
Change in unrealized gain (loss) on investments	(1,117,820)	2,200,472	(5,188,767)	9,574,380	(46,626)	29,648	(418,005)	365,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,169)	2,007,559	(4,452,433)	9,775,313	(16,931)	55,592	(541,510)	1,511,983

Equity transactions:
Purchase payments received from contract owners (note 3)	128,854	106,476	375,709	777,608	8,808	212	156,757	193,944
Transfers between funds	(48,254)	545,485	(637,182)	(1,467,429)	32,303	(5,866)	(3,589,206)	6,105,837
Redemptions (note 3)	(1,640,589)	(1,677,134)	(12,408,656)	(9,648,710)	(39,193)	(79,934)	(976,029)	(1,056,009)
Annuity benefits	(12,198)	(10,779)	(11,099)	(12,573)	(2,175)	(2,452)	(836)	(784)
Contract maintenance charges (note 2)	-	-	-	-	(61)	(65)	(58)	(49)
Contingent deferred sales charges (note 2)	(1,880)	(3,876)	(5,921)	20,128	-	-	(914)	(659)
Adjustments to maintain reserves	45	1,534	(123)	2,539	1,526	(314)	34	930

Net equity transactions	(1,574,022)	(1,038,294)	(12,687,272)	(10,328,437)	1,208	(88,419)	(4,410,252)	5,243,210

Net change in contract owners’ equity	(2,787,191)	969,265	(17,139,705)	(553,124)	(15,723)	(32,827)	(4,951,762)	6,755,193
Contract owners’ equity beginning of period	9,603,315	8,634,050	62,817,966	63,371,090	291,788	324,615	11,444,285	4,689,092

Contract owners’ equity end of period	$6,816,124	9,603,315	45,678,261	62,817,966	276,065	291,788	6,492,523	11,444,285

CHANGES IN UNITS:
Beginning units	644,275	719,794	4,443,444	5,275,682	20,045	26,804	688,377	358,511
Units purchased	100,136	191,380	421,236	621,343	3,055	1,387	2,282,456	1,653,430
Units redeemed	(212,582)	(266,899)	(1,347,519)	(1,453,581)	(2,630)	(8,146)	(2,558,037)	(1,323,564)

Ending units	531,829	644,275	3,517,161	4,443,444	20,470	20,045	412,796	688,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVAGF3		CSIEF3		GVGU		GEF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,952	71,641	22,508	(9,270)	-	34,536	8,033	(5,958)
Realized gain (loss) on investments	(126,856)	34,192	(53,706)	4,440	-	(1,733,405)	1,344,123	472,938
Change in unrealized gain (loss) on investments	52,091	(44,200)	(126,839)	114,790	-	1,366,564	(1,476,223)	178,383
Reinvested capital gains	62,150	34,865	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,337	96,498	(158,037)	109,960	-	(332,305)	(124,067)	645,363

Equity transactions:
Purchase payments received from contract owners (note 3)	8,540	16,461	30,392	1,655	-	123,574	2,483	23,764
Transfers between funds	(1,444,499)	697,200	(829,249)	(75,476)	-	(8,183,900)	(6,415,206)	(289,502)
Redemptions (note 3)	(129,731)	(246,363)	(152,497)	(122,425)	-	(927,733)	(673,810)	(1,220,039)
Annuity benefits	-	-	-	-	-	-	(1,742)	(3,212)
Contract maintenance charges (note 2)	-	(2)	(2)	(2)	-	(99)	(65)	(115)
Contingent deferred sales charges (note 2)	(319)	(46)	(234)	(48)	-	(2,235)	(339)	(753)
Adjustments to maintain reserves	(46)	(338)	9	506	-	(152)	9,654	(366)

Net equity transactions	(1,566,055)	466,912	(951,581)	(195,790)	-	(8,990,545)	(7,079,025)	(1,490,222)

Net change in contract owners’ equity	(1,537,718)	563,410	(1,109,618)	(85,830)	-	(9,322,850)	(7,203,092)	(844,859)
Contract owners’ equity beginning of period	1,537,718	974,308	1,109,618	1,195,448	-	9,322,850	7,203,092	8,047,951

Contract owner’s equity end of period	$-	1,537,718	-	1,109,618	-	-	-	7,203,092

CHANGES IN UNITS:
Beginning units	125,863	85,960	98,789	118,233	-	617,366	475,495	586,309
Units purchased	4,995	118,628	29,974	39,993	-	46,767	536	1,764
Units redeemed	(130,858)	(78,725)	(128,763)	(59,437)	-	(664,133)	(476,031)	(112,578)

Ending units	-	125,863	-	98,789	-	-	-	475,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEF3		BF		JARLCS		GVGFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,493	(8,220)	-	-	-	96	-	(1,414)
Realized gain (loss) on investments	(807,515)	(1,368,173)	-	-	-	894	-	273,692
Change in unrealized gain (loss) on investments	710,618	1,844,986	-	-	-	(544)	-	(202,660)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,404)	468,593	-	-	-	446	-	69,618

Equity transactions:
Purchase payments received from contract owners (note 3)	43,268	143,754	-	(58)	-	11	-	12,558
Transfers between funds	(4,778,668)	(986,988)	-	(7)	-	(6,742)	-	(4,235,395)
Redemptions (note 3)	(287,291)	(989,354)	-	65	-	19	-	(179,724)
Annuity benefits	-	-	-	-	-	(177)	-	(140)
Contract maintenance charges (note 2)	(64)	(203)	-	-	-	-	-	(34)
Contingent deferred sales charges (note 2)	(987)	(2,080)	-	-	-	-	-	(325)
Adjustments to maintain reserves	168	307	-	-	-	6	-	(247)

Net equity transactions	(5,023,574)	(1,834,564)	-	-	-	(6,883)	-	(4,403,308)

Net change in contract owners’ equity	(5,115,978)	(1,365,971)	-	-	-	(6,437)	-	(4,333,690)
Contract owners’ equity beginning of period	5,115,978	6,481,949	-	-	-	6,437	-	4,333,690

Contract owners’ equity end of period	$-	5,115,978	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	252,208	352,465	-	-	-	475	-	331,596
Units purchased	8,919	30,337	-	1,485	-	1	-	17,482
Units redeemed	(261,127)	(130,594)	-	(1,485)	-	(476)	-	(349,078)

Ending units	-	252,208	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGHS		GVUSL		SGRF		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(11,460)	-	(14,298)	-	-	-	(37,987)
Realized gain (loss) on investments	-	(255,140)	-	(2,607,221)	-	-	-	2,043,904
Change in unrealized gain (loss) on investments	-	494,241	-	2,869,155	-	-	-	(1,758,726)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	227,641	-	247,636	-	-	-	247,191

Equity transactions:
Purchase payments received from contract owners (note 3)	-	151,079	-	39,077	-	(1,159)	-	129,550
Transfers between funds	-	(12,880,293)	-	(6,051,091)	-	824		(11,621,237)
Redemptions (note 3)	-	(920,670)	-	(308,255)	-	(0)	-	(456,715)
Annuity benefits	-	(778)	-	-	-	877	-	298
Contract maintenance charges (note 2)	-	(205)	-	(62)	-	-	-	(124)
Contingent deferred sales charges (note 2)	-	(2,931)	-	(1,155)	-	-	-	(1,469)
Adjustments to maintain reserves	-	(1,375)	-	(73)	-	(542)	-	366

Net equity transactions	-	(13,655,173)	-	(6,321,559)	-	-	-	(11,949,331)

Net change in contract owners’ equity	-	(13,427,532)	-	(6,073,923)	-	-	-	(11,702,140)
Contract owners’ equity beginning of period	-	13,427,532	-	6,073,923	-	-	-	11,702,140

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,040,801	-	503,325	-	-	-	1,054,005
Units purchased	-	105,509	-	10,996	-	-	-	155,204
Units redeemed	-	(1,146,310)	-	(514,321)	-	-	-	(1,209,209)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVUGL		WSCP		AVB		WRLBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(29,860)	(15,041)	(41,985)	4,571	1,293	-	-

Realized gain (loss) on investments	-	(2,198,108)	642,075	121,503	11,198	(25,010)	-	-
Change in unrealized gain (loss) on investments	-	2,576,510	(918,498)	511,185	(1,919)	38,809	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	348,542	(291,464)	590,703	13,850	15,092	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,468	34,713	101,230	281	1,192	-	394
Transfers between funds	-	(7,919,489)	(3,796,969)	(202,190)	(201,043)	(38,417)	-	(515)
Redemptions (note 3)	-	(332,749)	(729,863)	(780,022)	(14,275)	(124,506)	-	(12,042)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(76)	(45)	(94)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,635)	(475)	(563)	-	-	-	12,162
Adjustments to maintain reserves	-	(149)	(166)	(96)	(10)	(0)	-	0

Net equity transactions	-	(8,202,629)	(4,492,805)	(881,735)	(215,047)	(161,731)	-	-

Net change in contract owners’ equity	-	(7,854,087)	(4,784,269)	(291,032)	(201,197)	(146,639)	-	-
Contract owners’ equity beginning of period	-	7,854,087	4,784,269	5,075,301	201,197	347,836	-	-

Contract owners’ equity end of period	$-	-	-	4,784,269	-	201,197	-	-

CHANGES IN UNITS:
Beginning units	-	657,631	387,091	465,051	20,191	37,731	-	-
Units purchased	-	48,568	12,436	13,555	7,085	3,101	-	-
Units redeemed	-	(706,199)	(399,527)	(91,515)	(27,276)	(20,641)	-	-

Ending units	-	-	-	387,091	-	20,191	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	BBCA		GVGU1		GVGF1		GVGH1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(937)	-	87	-	(2)	-	(63)
Realized gain (loss) on investments	-	(524,360)	-	(10,224)	-	(1,713)	-	(4,216)
Change in unrealized gain (loss) on investments	-	506,384	-	9,323	-	1,776	-	5,196
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(18,913)	-	(814)	-	61	-	917

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,249	-	-	-	-	-	(862)
Transfers between funds	-	(1,089,532)	-	(21,384)	-	(3,863)	-	(67,831)
Redemptions (note 3)	-	(13,956)	-	230	-	90	-	322
Annuity benefits	-	-	-	(40)	-	-	-	195
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(7)	-	1	-	(1)	-	532

Net equity transactions	-	(1,102,246)	-	(21,193)	-	(3,773)	-	(67,643)

Net change in contract owners’ equity	-	(1,121,159)	-	(22,007)	-	(3,712)	-	(66,726)
Contract owners’ equity beginning of period	-	1,121,159	-	22,007	-	3,712	-	66,726

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	93,676	-	1,356	-	294	-	5,321
Units purchased	-	89	-	14	-	-	-	-
Units redeemed	-	(93,765)	-	(1,370)	-	(294)	-	(5,321)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		GVUG1		ACVVS2		FALFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(3,345)	-	(1,493)	-	-	-	2,345
Realized gain (loss) on investments	-	10,772	-	(73,314)	-	-	-	(117,852)
Change in unrealized gain (loss) on investments	-	16,283	-	86,661	-	-	-	121,201
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	23,710	-	11,854	-	-	-	5,694

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,488	-	55,490	-	-	-	1,603
Transfers between funds	-	(920,719)	-	(299,850)	-	(1,077)	-	(184,185)
Redemptions (note 3)	-	(66,498)	-	(6,531)	-	65	-	(10,203)
Annuity benefits	-	464	-	(1,328)	-	681	-	-
Contract maintenance charges (note 2)	-	(49)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(40)	-	-	-	-	-	-
Adjustments to maintain reserves	-	569	-	(11)	-	331	-	(14)

Net equity transactions	-	(982,785)	-	(252,230)	-	-	-	(192,798)

Net change in contract owners’ equity	-	(959,075)	-	(240,376)	-	-	-	(187,104)
Contract owners’ equity beginning of period	-	959,075	-	240,376	-	-	-	187,104

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	318,647	-	21,372	-	-	-	23,209
Units purchased	-	13,228	-	-	-	-	-	221
Units redeemed	-	(331,875)	-	(21,372)	-	-	-	(23,430)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FVMOS		TRLT2		WRMSP
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	74,613	-	(14)	-	201,336
Realized gain (loss) on investments	-	(136,793)	-	-	-	(671,949)
Change in unrealized gain (loss) on investments	-	87,939	-	-	-	519,714
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	25,759	-	(14)	-	49,101

Equity transactions:
Purchase payments received from contract owners (note 3)	-	325	-	(170)	-	144,122
Transfers between funds	-	(2,969,387)	-	(13,218)	-	(5,628,819)
Redemptions (note 3)	-	(136,639)	-	(53)	-	(164,797)
Annuity benefits	-	-	-	763	-	-
Contract maintenance charges (note 2)	-	(19)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5)	-	-	-	(510)
Adjustments to maintain reserves	-	(5)	-	106	-	(2)

Net equity transactions	-	(3,105,731)	-	(12,573)	-	(5,650,005)

Net change in contract owners’ equity	-	(3,079,972)	-	(12,587)	-	(5,600,904)
Contract owners’ equity beginning of period	-	3,079,972	-	12,587	-	5,600,904

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	312,243	-	1,107	-	543,845
Units purchased	-	4,914	-	-	-	35,401
Units redeemed	-	(317,157)	-	(1,107)	-	(579,246)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.
Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
BB&T FUNDS
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
Sterling Capital Select Equity VIF (BBGI)
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)*
Mid Cap Growth Series - Service Class (MMCGSC)
New Discovery Series - Service Class (MNDSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
International Magnum Portfolio - Class I (MSVIM)*
Mid Cap Growth Portfolio - Class I (MSVMG)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class I (TRF)
NVIT Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class II (GBF2)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)*
VP Ultra(R) Fund - Class I (ACVU1)
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Service Shares (FCA2S)
High Income Bond Fund II - Service Shares (FHIBS)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
VIP Fund - Contrafund Portfolio - Service Class (FCS)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - High Income Portfolio - Service Class (FHIS)
VIP Fund - High Income Portfolio - Service Class R (FHISR)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)*
Templeton Foreign Securities Fund - Class 2 (TIF2)*
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Class 4 (OVHI4)*
High Income Fund/VA - Non-Service Shares (OVHI)
High Income Fund/VA - Service Class (OVHIS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)*
Putnam VT International Equity Fund - IB Shares (PVTIGB)*
Putnam VT Voyager Fund - IB Shares (PVTVB)*
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Capital Growth Portfolio - Class II (ACEG2)
Comstock Portfolio - Class II (ACC2)
V.I. Basic Value Fund - Series II (AVBV2)*
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Appreciation Fund - Series II (AVCA2)
V.I. Capital Development Fund - Series II (AVCD2)
V.I. Core Equity Fund - Series I (AVGI)
V.I. Core Equity Fund - Series II (AVCE2)
V.I. Equity and Income Fund - Series I (IVKEI1)
V.I. Global Health Care Fund - Series I (IVHS)
V.I. Global Real Estate Fund - Series I (IVRE)
V.I. International Growth Fund - Series I (AVIE)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
SECURITY BENEFIT LIFE
Series D (Global Series) (SBLD)
Series J (Mid Cap Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)
Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
Series X (Small Cap Growth Series) (SBLX)
Series Y (Select 25 Series) (SBLY)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
WELLS FARGO FUNDS
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
VT Omega Growth - Class 1 (EVOM)*
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.
On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.
The charges above are assessed against each contract by redeeming units.
No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.
The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.
The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract  years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2) Includes Waddill & Reed Advisors select Reserve product.
(3) Includes NEA Select product.
(4) Includes Key Bank and Paine Weber products.
(5) Available beginning January 2, 2001 or a later date if state law requires.
(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE

0.95%	$21,156,763	$1,091	$2,704	$81,346	$1,096,601	$141,296	$-	$252
1.00%	7,241,463	-	-	26,670	501,908	66,504	-	306
1.05%	1,417,206	-	1	4,109	105,113	15,195	-	-
1.10%	11,407,550	654	2,264	41,571	370,481	85,488	-	-
1.15%	5,520,213	882	1,322	34,281	202,275	26,878	-	137
1.20%	11,447,674	-	-	108,797	615,157	63,083	-	17
1.25%	2,391,236	355	97	10,816	97,218	11,844	-	83
1.30%	2,041,166	20	1,761	17,728	91,008	7,739	-	-
1.35%	2,624,488	58	160	13,804	135,484	9,956	-	4
1.40%	3,372,964	252	1,601	17,079	104,551	12,512	-	-
1.45%	588,774	438	381	2,242	22,684	1,002	-	-
1.50%	1,255,714	-	-	3,368	26,258	4,125	548	-
1.55%	1,010,982	-	50	5,228	14,477	1,166	-	-
1.60%	1,383,651	1,517	692	7,767	39,213	946	69	-
1.65%	1,358,146	373	18	4,558	24,518	2,561	240	-
1.70%	133,241	2,644	-	640	10,152	300	-	-
1.75%	725,099	-	-	1,596	11,668	2,907	-	-
1.80%	487,389	-	-	3,404	7,425	1,085	-	-
1.85%	168,426	-	-	1,146	2,873	82	-	-
1.90%	115,446	-	-	6,141	469	194	-	-
1.95%	485,528	-	-	2,719	31	-	37	-
2.00%	66,360	-	-	166	282	-	-	-
2.05%	334,548	-	-	865	2,652	1,096	-	-
2.10%	298,785	-	-	174	-	-	366	-
2.15%	49,787	-	-	-	171	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.20%	303,515	-	-	1,628	1,962	145	-	-
2.25%	649,700	-	-	-	13,838	11	-	-
2.35%	22,434	-	-	-	-	-	-	-
2.40%	1,042	-	-	-	-	-	-	-
2.45%	35,577	-	-	-	-	-	308	-
2.50%	24,806	-	-	-	-	-	-	-
2.60%	74,566	-	-	-	-	-	1	-

Totals	$78,194,239	$8,284	$11,051	$397,843	$3,498,469	$456,115	$1,569	$799

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

0.95%	$1,908	$32,191	$-	$303,861	$47,743	$63,414	$260,159	$193,081
1.00%	2,186	13,225	-	169,149	15,353	41,640	101,970	129,018
1.05%	-	2,101	-	23,071	2,309	6,484	17,535	17,139
1.10%	456	12,905	-	120,876	23,604	14,909	127,566	77,943
1.15%	81	4,344	-	48,489	15,243	6,801	46,098	40,806
1.20%	494	25,071	-	221,140	33,055	29,515	228,113	138,241
1.25%	196	3,684	1,247	37,341	9,081	5,765	35,865	17,592
1.30%	-	7,183	-	58,183	2,742	7,936	20,032	26,179
1.35%	138	3,861	-	41,589	9,986	3,922	45,753	12,273
1.40%	318	5,101	-	40,191	5,161	2,788	39,337	15,509
1.45%	-	114	-	5,382	209	1,444	4,955	2,840
1.50%	-	999	-	23,832	854	1,903	10,654	10,400
1.55%	187	101	-	9,521	1,350	300	6,375	2,516
1.60%	203	2,884	-	12,081	1,367	785	11,647	2,038
1.65%	-	4,272	-	17,858	1,669	543	22,975	3,737
1.70%	-	-	-	2,808	31	173	2,213	449
1.75%	-	21	-	3,370	4,835	15	8,752	1,252
1.80%	-	550	-	4,582	3,806	524	2,609	3,371
1.85%	-	175	-	1,483	352	8	3,516	23
1.90%	-	-	-	1,083	180	12	928	10
1.95%	-	-	-	2,397	-	-	6,102	-
2.00%	-	-	-	357	-	-	331	-
2.05%	-	760	-	3,209	867	374	3,599	-
2.10%	-	-	-	38	37	-	382	-
2.15%	-	-	-	24	-	-	111	-
2.20%	-	1,149	-	187	79	98	1,330	530
2.25%	-	-	-	8,220	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$6,167	$120,691	$1,247	$1,160,322	$179,913	$189,353	$1,008,907	$694,947

	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.95%	$-	$-	$-	$127,428	$8,854	$20,917	$-	$37,365
1.00%	-	-	-	31,103	1,554	1,493	-	11,544
1.05%	-	-	-	5,264	186	106	-	2,221
1.10%	-	-	-	35,520	3,227	2,080	-	10,548
1.15%	-	-	-	17,877	1,025	1,806	-	6,306
1.20%	-	-	-	67,013	4,506	7,408	-	19,154
1.25%	2,269	-	-	8,930	158	2,822	507	3,721
1.30%	-	-	-	14,200	1,092	1,383	-	2,243
1.35%	-	-	-	11,389	944	1,029	-	7,318
1.40%	-	-	-	16,496	1,439	1,974	-	4,113
1.45%	-	-	-	3,970	48	-	-	2,091
1.50%	-	3,304	1,547	10,891	714	213	699	439
1.55%	-	-	-	1,350	534	-	-	1,154
1.60%	-	1,001	1,687	7,198	473	227	300	8,059
1.65%	-	5,830	2,424	10,604	179	631	2,050	2,145
1.70%	-	-	-	713	264	11	-	20
1.75%	-	2,511	597	4,399	533	4,897	2,577	3,530
1.80%	-	960	632	2,145	72	197	-	428
1.85%	-	-	-	702	516	301	-	68
1.90%	-	1,565	525	1,809	38	-	-	11
1.95%	-	3,512	3,326	4,504	2,106	6	6,763	-
2.00%	-	198	168	2,148	222	-	-	185
2.05%	-	3,822	2,869	4,406	130	-	68	-
2.10%	-	2,852	1,855	4,597	115	-	-	-
2.15%	-	-	190	1,908	-	-	-	4
2.20%	-	1,465	3,123	5,948	9	-	367	-
2.25%	51	-	-	7,666	-	-	2,637	-
2.35%	-	-	72	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	251	1,101	-	-	-	-
2.50%	-	104	269	873	-	-	-	-
2.60%	-	691	164	151	10	-	818	-

	$2,320	$27,815	$19,699	$412,303	$28,948	$47,501	$16,786	$122,667

	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
0.95%	$-	$5	$452,973	$-	$78,028	$70,513	$66,576	$149,402
1.00%	-	-	153,019	-	38,008	22,619	21,920	34,456
1.05%	-	-	27,285	-	9,584	10,530	4,810	10,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.10%	-	-	230,855	-	34,888	19,010	26,960	35,350
1.15%	-	-	108,557	-	20,502	15,650	17,898	24,175
1.20%	22	506	340,361	-	59,136	79,732	49,933	84,656
1.25%	-	276	66,858	-	16,995	5,963	10,587	18,491
1.30%	-	-	57,921	-	30,284	14,718	28,194	40,682
1.35%	-	-	73,161	-	14,050	16,345	9,813	18,405
1.40%	-	-	94,685	-	22,068	15,254	13,687	18,355
1.45%	-	-	9,810	-	3,074	1,286	54	4,530
1.50%	-	28	24,988	14,774	2,489	2,551	1,314	5,437
1.55%	-	-	11,390	-	2,450	1,824	3,960	2,332
1.60%	35	9,779	29,994	1,492	1,317	1,832	3,697	5,902
1.65%	-	-	23,225	5,131	9,287	3,986	8,023	5,851
1.70%	-	-	3,680	-	30	56	-	185
1.75%	973	5,882	9,322	2,839	121	470	1,891	3,655
1.80%	-	-	10,393	4,459	964	1,248	1,058	597
1.85%	-	-	3,968	-	714	49	88	571
1.90%	-	-	500	3,885	68	70	91	89
1.95%	-	-	39	5,910	930	-	78	1,042
2.00%	-	-	1,201	944	462	104	-	-
2.05%	-	-	5,550	4,605	4,385	-	154	732
2.10%	-	-	-	3,571	-	-	-	39
2.15%	-	-	8	688	-	-	1	-
2.20%	-	-	2,747	4,325	4,016	27	17	3
2.25%	-	-	8,481	-	40,147	9,183	-	17,125
2.35%	-	-	-	1,877	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,138	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	662	-	-	-	-

	$1,030	$16,476	$1,750,971	$56,300	$393,997	$293,020	$270,804	$482,957

	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3

0.95%	$41,696	$103,013	$114,018	$4,122	$158,215	$-	$12,451	$69,408
1.00%	12,039	43,431	38,308	2,015	44,735	-	6,145	32,075
1.05%	3,030	13,394	5,378	137	7,884	-	1,623	8,561
1.10%	14,152	32,870	38,319	4,426	55,952	-	4,915	22,936
1.15%	7,369	24,353	20,210	1,968	44,122	-	1,787	11,649
1.20%	30,568	41,874	63,311	1,091	81,067	-	4,444	58,024
1.25%	5,605	8,692	17,698	1,518	16,516	-	1,293	8,300
1.30%	3,657	11,814	19,888	203	11,466	-	1,906	7,797
1.35%	4,476	12,834	15,609	77	22,665	-	862	10,785
1.40%	6,721	10,781	19,781	511	16,391	-	907	6,256
1.45%	57	1,181	1,313	-	2,455	-	105	3,549
1.50%	395	4,986	2,498	268	3,970	3,046	521	4,161
1.55%	1,724	3,609	3,216	17	4,839	-	208	1,677
1.60%	253	6,742	1,915	76	6,647	926	110	6,040
1.65%	2,725	3,296	4,991	457	2,613	1,139	417	805
1.70%	-	892	168	24	932	-	-	125
1.75%	-	9,042	891	-	5,773	907	-	2,699
1.80%	68	4,568	2,011	34	1,816	94	267	757
1.85%	-	601	389	-	3,880	-	187	360
1.90%	128	23	59	-	458	412	-	-
1.95%	17	133	31	-	7,333	1,937	-	172
2.00%	108	-	18	-	357	-	-	65
2.05%	148	21	21	498	509	1,148	34	635
2.10%	-	-	-	-	492	886	-	-
2.15%	-	-	-	-	1	189	-	3
2.20%	22	223	33	-	1,146	3,270	36	1,006
2.25%	17,415	-	-	-	1	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	162	-	-
2.50%	-	-	-	-	-	244	-	-
2.60%	-	-	-	-	-	233	-	-

	$152,373	$338,373	$370,074	$17,442	$502,235	$14,593	$38,218	$257,845

	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.95%	$-	$269,802	$11,104	$-	$10,291	$23,567	$17,667	$24,998
1.00%	-	129,128	3,958	-	3,652	9,535	5,702	11,309
1.05%	-	32,568	652	-	-	2,868	19	742
1.10%	-	121,210	5,877	-	4,250	17,586	10,974	8,214
1.15%	-	46,064	3,219	-	3,899	4,671	872	756
1.20%	-	124,341	5,941	-	5,256	16,890	7,531	29,864
1.25%	958	23,269	2,246	-	1,274	7,955	3,943	6,073
1.30%	-	31,247	392	-	-	1,728	8,575	2,404
1.35%	-	36,360	1,386	-	326	4,441	6,769	9,088
1.40%	-	24,770	1,258	-	125	7,723	2,102	4,227
1.45%	-	5,183	91	-	-	551	-	321
1.50%	-	7,065	269	-	-	206	1,215	1,767
1.55%	-	6,184	138	-	538	4,795	360	414
1.60%	-	8,285	151	-	-	307	-	8,530
1.65%	-	6,072	529	-	306	2,515	-	535
1.70%	-	1,291	92	-	-	-	-	-
1.75%	-	1,319	67	-	-	83	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.80%	-	2,596	-	-	-	-	2,399	-
1.85%	-	962	-	-	-	-	-	-
1.90%	-	1,701	-	-	-	2,764	-	57
1.95%	-	8	-	-	-	-	-	-
2.00%	-	27	-	-	-	-	-	-
2.05%	-	1,906	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	425	-	42	-	-	-	-
2.25%	-	508	741	-	48	4,807	3,748	7,668
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$958	$882,291	$38,111	$42	$29,965	$112,992	$71,876	$116,967

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.95%	$45,858	$20,250	$23,730	$23,704	$-	$11,822	$488,749	$-
1.00%	33,800	10,133	7,450	14,900	-	4,459	263,733	-
1.05%	780	-	2,873	1,346	-	736	43,496	-
1.10%	26,775	7,159	15,722	8,226	-	4,087	119,619	-
1.15%	20,712	3,687	4,724	5,601	-	3,557	38,660	-
1.20%	43,862	20,760	18,230	18,960	-	15,875	116,288	-
1.25%	8,044	6,920	3,794	1,688	-	683	29,238	-
1.30%	6,284	3,257	4,957	1,868	-	7,784	19,920	-
1.35%	18,430	8,414	6,623	6,047	-	730	19,415	-
1.40%	2,512	-	3,680	7,836	-	2,435	24,439	-
1.45%	1,515	-	-	365	-	-	5,004	-
1.50%	1,744	-	160	463	1,736	151	9,855	1,591
1.55%	593	1,041	-	224	-	29	3,578	-
1.60%	3,387	895	-	1,070	838	453	7,191	768
1.65%	1,401	-	125	376	1,541	821	5,899	2,545
1.70%	-	-	426	513	-	60	1,882	-
1.75%	-	-	17	116	-	86	3,720	554
1.80%	2,877	-	-	-	-	-	1,732	598
1.85%	-	-	1,214	132	-	-	904	-
1.90%	-	-	-	-	-	-	81	-
1.95%	-	-	33	-	3,408	29	52	726
2.00%	-	175	-	-	-	-	31	-
2.05%	-	-	-	-	5,996	-	292	982
2.10%	-	-	-	-	428	-	432	460
2.15%	-	-	-	-	114	-	160	-
2.20%	-	-	-	-	726	236	1,131	579
2.25%	25,314	26,172	2,942	2,822	-	2,345	10,437	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	27	-	-	288
2.50%	-	-	-	-	396	-	-	700
2.60%	-	-	-	-	-	-	-	89

	$243,888	$108,863	$96,700	$96,257	$15,210	$56,378	$1,215,938	$9,880

	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.95%	$786,892	$-	$123,209	$18,926	$116,761	$18,123	$5,727	$132,936
1.00%	313,665	-	66,963	8,950	18,850	5,620	523	22,547
1.05%	69,312	-	18,719	334	10,833	235	-	4,776
1.10%	321,136	-	31,104	16,477	67,356	2,841	1,870	68,056
1.15%	153,285	-	13,867	1,216	25,749	8,531	392	50,024
1.20%	406,648	-	32,266	5,134	70,174	1,500	629	92,706
1.25%	70,470	-	5,149	3,145	58,096	640	890	21,188
1.30%	78,698	-	7,915	839	5,897	2,940	84	13,437
1.35%	87,621	-	5,606	1,849	27,795	183	720	33,673
1.40%	122,075	-	4,429	271	22,385	1,379	-	31,491
1.45%	8,342	-	242	4	5,824	-	-	3,991
1.50%	19,486	28,329	2,422	57	16,836	118	-	31,539
1.55%	25,986	-	1,102	-	6,934	3,317	-	8,323
1.60%	44,788	7,140	1,083	-	14,333	516	-	20,267
1.65%	25,486	18,367	646	66	16,131	-	-	19,903
1.70%	3,032	-	406	-	1,897	-	-	31
1.75%	21,452	8,977	596	-	6,975	-	-	11,275
1.80%	12,333	2,362	239	-	5,469	-	-	3,245
1.85%	3,680	-	-	48	2,138	-	-	4,988
1.90%	93	1,878	-	-	129	-	-	1,052
1.95%	39	13,989	-	-	21,292	-	-	5,931
2.00%	294	97	35	-	64	-	-	3
2.05%	2,718	9,162	37	-	7,932	-	-	4,630
2.10%	2	14,356	-	-	3,080	-	-	10,074
2.15%	213	-	-	-	857	-	-	2,099
2.20%	905	9,734	-	-	8,391	-	-	12,703
2.25%	20,584	-	-	-	3,030	616	1,278	5,157
2.35%	-	164	-	-	-	-	-	291
2.40%	-	-	-	-	-	-	-	-
2.45%	-	2,443	-	-	-	-	-	-
2.50%	-	744	-	-	-	-	-	3,508
2.60%	-	2,635	-	-	10,354	-	-	4,542

	$2,599,235	$120,377	$316,035	$57,316	$555,562	$46,559	$12,113	$624,386

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$612,039	$241,128	$207,999	$327,110	$933,366	$-	$204,526	$-
1.00%	196,975	58,430	46,813	137,078	339,684	-	101,321	-
1.05%	52,706	11,720	10,627	21,687	80,007	-	19,364	-
1.10%	384,918	219,118	125,933	163,243	307,620	133	50,042	-
1.15%	247,928	147,008	64,440	95,594	137,091	13	27,981	-
1.20%	361,139	175,345	98,601	206,646	676,028	-	128,296	-
1.25%	184,779	93,608	45,805	38,275	86,354	-	20,877	30
1.30%	53,770	19,292	14,429	64,381	87,706	-	21,161	-
1.35%	95,520	51,584	28,339	59,903	117,806	-	20,559	-
1.40%	197,424	100,679	49,466	48,481	123,180	-	22,592	-
1.45%	22,217	4,752	5,139	10,641	9,519	-	3,060	-
1.50%	63,298	46,121	34,461	10,001	46,035	-	17,666	-
1.55%	32,236	71,318	15,278	13,775	11,809	-	2,655	-
1.60%	131,735	50,940	30,694	19,447	29,188	-	5,863	-
1.65%	78,084	50,245	31,141	13,821	61,460	-	6,439	-
1.70%	8,415	2,600	5,103	1,929	2,580	-	417	-
1.75%	89,789	26,491	30,544	15,880	32,547	-	1,358	-
1.80%	45,212	12,414	9,540	6,022	18,474	-	3,167	-
1.85%	10,143	8,108	1,515	1,882	3,838	-	684	-
1.90%	6,408	2,611	4,576	496	4,213	-	80	-
1.95%	15,445	25,095	4,991	1,474	9,291	-	815	-
2.00%	4,111	181	1,904	520	922	-	10	-
2.05%	15,251	10,506	10,012	4,469	22,321	-	1,050	-
2.10%	22,303	24,225	16,808	886	6,971	-	-	-
2.15%	7,475	7,014	5,854	216	3,379	-	68	-
2.20%	21,066	19,858	19,814	2,417	5,136	-	690	-
2.25%	81,397	57,915	11,740	5,191	9,765	-	41	-
2.35%	7,104	1,590	312	-	1,157	-	-	-
2.40%	-	994	-	-	-	-	-	-
2.45%	1,303	2,166	1,044	-	427	-	-	-
2.50%	2,454	2,516	3,777	-	-	-	-	-
2.60%	3,233	4,106	5,127	-	2,203	-	-	-

	$3,055,877	$1,549,678	$941,826	$1,271,465	$3,170,077	$146	$660,782	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$31,559	$-	$72,709	$-	$25,763	$4,366	$321,934	$-
1.00%	9,442	-	26,500	-	10,830	735	160,236	-
1.05%	3,340	-	2,708	-	1,639	581	23,424	-
1.10%	11,865	-	35,931	-	11,471	1,844	144,616	-
1.15%	11,645	-	31,341	-	9,754	1,207	61,183	-
1.20%	37,191	-	48,294	-	19,347	1,992	174,799	44,340
1.25%	5,137	2,405	11,462	-	3,673	2,379	41,493	-
1.30%	14,881	-	6,633	-	2,678	384	16,026	18,557
1.35%	4,379	-	11,948	-	2,856	668	31,807	13,357
1.40%	3,783	-	13,657	-	5,441	6,842	37,322	7,205
1.45%	237	-	2,209	-	338	214	5,652	145
1.50%	637	1,847	6,111	1,850	1,221	5,519	16,378	765
1.55%	1,217	-	1,795	-	1,910	28	6,881	-
1.60%	2,469	327	10,326	655	7,248	1,403	10,251	32
1.65%	904	1,527	10,285	2,727	962	5,340	18,895	1,969
1.70%	69	-	645	-	155	7	2,112	344
1.75%	1,281	383	5,751	500	1,696	2,542	3,260	223
1.80%	2,085	-	2,902	13	1,566	908	5,117	75
1.85%	783	-	383	-	164	-	854	437
1.90%	-	22	535	266	96	1,004	723	-
1.95%	14	499	2,465	2,697	-	6,385	771	-
2.00%	40	-	413	25	151	213	332	-
2.05%	643	489	2,628	541	8	1,710	3,631	329
2.10%	246	411	1,915	555	-	4,964	220	577
2.15%	-	-	109	-	12	580	215	-
2.20%	802	556	1,926	2,455	1	4,161	3,499	-
2.25%	-	-	3,737	157	4	1,011	4,823	-
2.35%	-	33	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	63	92	34	-	40	-	-
2.50%	-	-	-	-	-	378	-	-
2.60%	-	45	1,807	110	-	4,432	-	-

	$144,649	$8,607	$317,217	$12,585	$108,984	$61,837	$1,096,454	$88,355

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$178,957	$80,958	$-	$373,105	$-	$391,191	$-	$215,271
1.00%	43,986	30,064	-	116,751	-	151,080	-	91,649
1.05%	8,819	4,557	-	16,712	-	22,177	-	15,513
1.10%	115,784	41,131	-	161,732	-	128,152	-	58,527
1.15%	66,127	18,187	-	70,333	-	64,432	-	31,691
1.20%	167,054	61,072	-	206,868	-	208,616	-	126,647
1.25%	25,657	10,365	-	34,220	-	38,732	-	16,875
1.30%	23,612	9,630	-	26,927	-	36,363	-	31,318
1.35%	37,986	14,318	-	48,681	-	36,512	-	27,761

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.40%	46,674	10,836	-	44,733	-	62,415	-	21,280
1.45%	3,386	1,164	-	6,036	-	5,823	-	3,344
1.50%	12,025	2,024	1,111	14,533	3,704	13,838	6,384	17,660
1.55%	7,654	6,746	-	9,408	-	7,281	-	5,344
1.60%	9,753	5,405	49	21,166	850	13,581	3,505	7,100
1.65%	15,369	3,696	830	13,716	2,996	10,967	4,191	21,765
1.70%	2,121	448	-	2,901	-	1,045	-	2,202
1.75%	3,039	5,041	1,243	14,815	1,578	5,502	1,870	10,986
1.80%	9,656	3,314	-	7,541	63	7,767	2,577	7,634
1.85%	781	343	-	2,557	-	1,062	-	3,753
1.90%	588	33	245	430	732	555	2,872	908
1.95%	90	12	1,808	72	1,775	171	3,333	11,811
2.00%	-	28	26	406	91	141	442	65
2.05%	5,835	1,584	956	3,300	749	2,174	2,620	13,139
2.10%	3	-	1,434	-	2,812	83	3,168	3,069
2.15%	4	161	-	196	-	1	404	4
2.20%	768	1,026	574	1,884	2,273	188	4,343	4,757
2.25%	849	-	-	1	-	17	-	-
2.35%	-	-	-	-	111	-	-	106
2.40%	-	-	-	10	-	-	-	-
2.45%	-	-	-	-	-	-	1,912	693
2.50%	-	-	201	-	229	-	686	-
2.60%	-	-	149	-	911	-	864	668

	$786,577	$312,143	$8,626	$1,199,034	$18,874	$1,209,866	$39,171	$751,540

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB

0.95%	$47,865	$1,459,475	$-	$12,677	$60,191	$372,329	$-	$-
1.00%	8,758	652,334	-	2,280	38,053	101,957	-	-
1.05%	1,730	116,473	-	731	8,928	15,606	-	-
1.10%	7,510	492,793	-	7,567	26,715	137,778	-	-
1.15%	10,445	264,255	-	3,742	30,131	65,002	-	-
1.20%	40,719	833,303	-	5,674	52,352	167,767	-	-
1.25%	6,851	160,699	-	2,145	11,511	30,149	163	-
1.30%	2,322	133,045	-	1,494	5,296	21,104	-	-
1.35%	5,518	175,293	-	1,235	14,342	44,335	-	-
1.40%	9,023	206,341	-	933	8,095	35,983	-	-
1.45%	91	33,401	-	155	1,336	8,129	-	-
1.50%	533	56,529	38,066	21	5,226	18,051	4,400	2,054
1.55%	597	29,459	-	101	4,208	7,471	-	-
1.60%	562	59,188	9,886	1,214	2,971	22,870	807	934
1.65%	4,058	58,469	29,249	681	8,004	20,309	4,963	10,463
1.70%	88	9,876	-	190	1,635	1,250	-	-
1.75%	-	27,975	15,703	167	2,502	8,772	203	328
1.80%	5	24,764	9,143	72	2,586	8,969	897	673
1.85%	-	4,857	-	-	3,004	2,451	-	-
1.90%	-	2,590	8,316	-	-	1,050	-	211
1.95%	-	1,901	31,989	5	7,110	7,393	3,789	5,408
2.00%	-	950	1,712	-	32	538	-	-
2.05%	24	8,466	11,168	-	741	4,634	3,169	1,897
2.10%	-	39	19,585	-	829	7,145	1,750	1,680
2.15%	-	11	312	-	-	22	280	-
2.20%	5	5,896	18,983	34	121	7,601	3,326	1,166
2.25%	9,616	55,142	-	-	2,291	158	-	-
2.35%	-	-	2,539	-	-	1,169	-	107
2.40%	-	11	-	-	-	16	-	-
2.45%	-	-	1,701	-	-	273	631	-
2.50%	-	-	915	-	-	886	99	-
2.60%	-	-	3,927	-	-	553	416	302

	$156,320	$4,873,535	$203,194	$41,118	$298,210	$1,121,720	$24,893	$25,223

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$17,614	$194,951	$-	$230,635	$2,447	$56	$41,283	$-
1.00%	7,232	77,587	-	61,074	108	-	10,717	-
1.05%	221	17,330	-	14,418	-	-	948	-
1.10%	13,913	85,580	-	58,712	11,634	-	13,786	-
1.15%	3,160	40,087	-	35,644	5,508	-	5,921	-
1.20%	12,646	108,673	-	161,038	419	-	29,828	-
1.25%	2,033	19,886	-	21,381	93	-	2,528	3,249
1.30%	1,391	22,186	-	19,211	233	-	4,466	-
1.35%	3,599	24,738	-	40,649	10	-	3,547	-
1.40%	3,670	28,503	-	28,021	21	-	4,508	-
1.45%	261	2,425	-	428	-	-	207	-
1.50%	6,554	7,876	3,582	11,542	-	-	975	-
1.55%	2,784	7,851	-	8,706	-	-	1,208	-
1.60%	1,617	8,113	398	9,867	-	268	2,381	-
1.65%	9,129	10,695	2,851	6,158	3	1	389	-
1.70%	608	192	-	345	-	-	834	-
1.75%	2,096	5,467	1,112	5,508	177	2,148	190	-
1.80%	2,364	8,478	520	5,828	-	-	356	-
1.85%	2,696	792	-	2,077	-	-	923	-
1.90%	2,485	25	517	2,131	-	-	-	-
1.95%	16,965	76	1,079	2,908	-	-	1,359	-
2.00%	24	107	82	120	-	-	-	-
2.05%	3,000	3,214	1,667	794	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.10%	3,875	243	8,443	1,471	-	-	100	-
2.15%	-	29	366	3,017	-	-	-	-
2.20%	4,506	106	1,894	2,262	-	-	484	-
2.25%	14,472	9	-	22,520	-	-	-	5,606
2.35%	413	-	952	209	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	362	-	-	453	-	-	-	-
2.50%	162	-	99	-	-	-	-	-
2.60%	710	-	475	59	-	-	-	-

	$140,562	$675,219	$24,037	$757,186	$20,653	$2,473	$126,938	$8,855

	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S

0.95%	$-	$2,279	$73,708	$199,750	$-	$101	$576	$-
1.00%	-	20	27,068	87,357	-	-	-	-
1.05%	-	-	2,466	24,029	-	-	-	-
1.10%	-	13,793	38,077	78,602	-	281	78	-
1.15%	-	6,818	21,407	39,509	-	-	11	-
1.20%	-	718	45,403	116,945	-	-	-	-
1.25%	-	364	13,564	18,206	-	51	-	-
1.30%	-	512	7,522	21,076	-	-	-	-
1.35%	-	-	19,073	22,369	-	-	-	-
1.40%	-	-	13,384	29,851	-	112	345	-
1.45%	-	-	3,258	2,957	-	-	-	-
1.50%	-	-	1,326	8,016	3,071	-	-	682
1.55%	-	-	2,328	4,769	-	278	141	-
1.60%	-	-	6,114	6,080	3,207	-	-	1,440
1.65%	-	15	2,047	6,438	4,826	-	-	304
1.70%	-	-	972	1,562	-	-	-	-
1.75%	4,264	-	6,428	1,139	1,899	-	-	-
1.80%	-	-	439	3,780	354	-	-	143
1.85%	-	-	606	116	-	-	-	-
1.90%	-	-	517	7	36	-	-	-
1.95%	-	-	87	-	2,283	-	-	1,505
2.00%	-	-	-	237	42	-	-	-
2.05%	-	-	1,249	2,135	2,630	-	-	2,030
2.10%	-	-	-	214	5,650	-	-	2,122
2.15%	-	-	-	-	-	-	-	133
2.20%	-	-	973	176	1,077	-	-	1,890
2.25%	-	-	9	2,660	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	1,635	-	-	-
2.50%	-	-	-	-	120	-	-	-
2.60%	-	-	-	-	670	-	-	159

	$4,264	$24,519	$288,025	$677,980	$27,500	$823	$1,151	$10,408

	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$373,996	$-	$-	$12,627	$81,856	$760,314
1.00%	-	97,290	-	-	1,159	38,766	347,936
1.05%	-	25,037	-	-	-	5,289	73,103
1.10%	-	175,527	-	-	83,334	36,384	334,944
1.15%	-	106,701	-	-	32,426	13,677	148,944
1.20%	-	241,523	-	-	3,689	62,247	432,814
1.25%	-	45,036	-	-	1,674	9,645	75,195
1.30%	-	57,207	-	-	3,203	8,580	72,916
1.35%	-	82,192	-	-	39	18,206	101,768
1.40%	-	75,704	-	-	-	14,524	115,925
1.45%	-	9,961	-	-	-	1,832	10,356
1.50%	6,028	11,624	13,588	3,368	-	3,598	27,413
1.55%	-	18,783	-	-	-	4,489	20,139
1.60%	2,102	38,021	4,439	271	-	4,694	41,111
1.65%	5,947	22,055	16,527	2,217	-	2,345	33,206
1.70%	-	2,844	-	-	-	1,278	5,711
1.75%	3,612	33,626	5,389	2,659	-	3,296	18,698
1.80%	778	13,394	728	1,163	-	7,311	13,847
1.85%	-	4,757	-	-	-	2,690	4,339
1.90%	-	-	1,938	-	-	90	599
1.95%	4,504	50	16,050	1,425	-	5,372	3,526
2.00%	434	547	456	51	-	173	409
2.05%	8,526	1,659	13,650	1,620	-	101	6,207
2.10%	6,634	-	8,737	2,099	-	319	176
2.15%	1,021	81	5,188	-	-	1	7
2.20%	2,106	253	4,510	1,242	-	54	1,046
2.25%	-	1,731	-	-	-	-	15,376
2.35%	432	-	467	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	864	-	432	-	-	-	-
2.50%	138	-	230	-	-	-	-
2.60%	462	-	3,231	857	-	-	-

	$43,588	$1,439,599	$95,560	$16,972	$138,151	$326,817	$2,666,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$23,410	$-	$25,470	$-	$10,530	$-	$746
1.00%	-	12,815	-	13,319	-	19,394	-	27
1.05%	-	1,509	-	1,720	-	592	-	-
1.10%	-	13,955	-	18,609	-	14,085	-	5,860
1.15%	-	6,231	-	2,469	-	5,315	-	1,154
1.20%	-	21,821	-	18,104	-	8,605	-	52
1.25%	-	522	183	2,724	692	1,568	2,424	3
1.30%	-	10,563	-	638	-	856	-	-
1.35%	-	1,982	-	1,203	-	1,616	-	-
1.40%	-	3,000	-	1,898	-	694	-	-
1.45%	-	99	-	517	-	-	-	-
1.50%	22,566	958	-	2,936	-	-	-	-
1.55%	-	1,096	-	1,131	-	26	-	-
1.60%	4,205	357	-	1,162	-	17	-	-
1.65%	16,522	7,835	-	365	-	24	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	5,970	1,831	-	-	-	-	-	-
1.80%	5,810	123	-	2,711	-	5	-	-
1.85%	-	-	-	557	-	-	-	-
1.90%	7,196	-	-	-	-	-	-	-
1.95%	10,859	-	-	975	-	-	-	-
2.00%	847	-	-	-	-	-	-	-
2.05%	5,771	-	-	796	-	-	-	-
2.10%	12,204	-	-	-	-	-	-	-
2.15%	-	1	-	-	-	-	-	-
2.20%	8,862	-	-	-	-	-	-	-
2.25%	-	-	1,075	-	2,086	-	2,320	-
2.35%	434	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	970	-	-	-	-	-	-	-
2.50%	111	-	-	-	-	-	-	-
2.60%	5,279	-	-	-	-	-	-	-

	$107,606	$108,108	$1,258	$97,304	$2,778	$63,327	$4,744	$7,842

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$569,669	$-	$179,675	$132,790	$233,202	$148,300	$-	$68,241
1.00%	316,258	-	85,905	35,820	61,350	55,750	-	40,035
1.05%	60,517	-	23,307	8,474	13,676	6,144	-	8,733
1.10%	206,700	-	65,826	32,835	60,712	68,328	-	11,439
1.15%	81,755	-	28,655	19,701	40,231	28,367	-	6,033
1.20%	331,956	-	90,903	270,448	171,407	92,384	-	40,507
1.25%	57,646	-	13,546	6,375	17,979	12,157	6,748	6,050
1.30%	62,962	-	20,529	18,860	27,229	13,705	-	5,897
1.35%	52,255	-	19,611	18,970	23,453	21,878	-	2,625
1.40%	52,323	-	14,905	12,843	32,699	22,571	-	2,842
1.45%	6,339	-	1,103	2,229	1,962	4,456	-	1,285
1.50%	24,374	9,679	6,696	2,792	7,949	3,294	16,509	1,955
1.55%	18,486	-	4,360	2,591	5,071	3,526	-	532
1.60%	10,754	2,530	3,819	3,345	7,845	7,928	6,373	264
1.65%	17,911	7,810	4,916	1,915	4,982	15,694	21,944	1,520
1.70%	3,930	-	106	542	1,706	564	-	88
1.75%	10,036	4,104	5,033	863	10,745	1,039	6,420	306
1.80%	7,387	347	2,268	336	3,693	1,689	2,033	196
1.85%	5,108	-	249	326	258	2,019	-	6
1.90%	415	757	-	-	1,246	597	2,877	-
1.95%	6,084	3,245	8	-	95	4,863	14,009	-
2.00%	247	345	-	11	-	107	3,255	-
2.05%	2,478	3,598	42	3	866	2,665	10,074	851
2.10%	382	5,132	3	-	735	310	17,436	-
2.15%	31	-	-	-	-	14	52	-
2.20%	420	7,306	1,422	178	157	1,075	4,730	686
2.25%	3,218	-	-	-	25,544	9	19,497	-
2.35%	-	-	-	-	-	-	569	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,321	-	-	-	-	3,117	-
2.50%	-	117	-	-	-	-	1,404	-
2.60%	-	1,710	-	-	-	-	1,642	-

	$1,909,641	$48,001	$572,887	$572,247	$754,792	$519,433	$138,689	$200,091

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$93,799	$41,757	$120,544	$-	$64,830	$28,702	$-
1.00%	-	31,952	15,692	51,883	-	17,895	14,605	-
1.05%	-	7,431	2,830	12,447	-	2,055	1,200	-
1.10%	-	41,970	17,086	51,236	-	20,366	11,351	-
1.15%	-	19,875	10,214	27,095	-	10,847	4,739	-
1.20%	-	77,874	24,554	132,165	-	39,761	22,037	-
1.25%	-	11,727	5,301	16,900	6,492	11,819	5,937	363
1.30%	-	11,456	4,252	45,055	-	3,296	2,765	-
1.35%	-	13,838	8,592	60,022	-	5,644	7,400	-
1.40%	-	28,459	5,403	24,878	-	6,221	6,214	-
1.45%	-	2,024	909	10,121	-	2,205	2,928	-
1.50%	7,445	3,621	245	6,038	-	867	1,263	-
1.55%	-	2,852	56	2,898	-	1,301	1,592	-
1.60%	6,165	2,939	5,302	5,253	-	3,486	6,952	-
1.65%	15,523	3,889	1,597	26,922	-	1,430	492	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.70%	-	420	287	1,900	-	34	-	-
1.75%	3,424	2,657	1,796	3,665	-	825	1,426	-
1.80%	1,206	2,407	467	6,184	-	821	74	-
1.85%	-	1,153	381	3,447	-	242	101	-
1.90%	2,186	-	-	-	-	-	82	-
1.95%	10,593	66	2	5,681	-	20	81	-
2.00%	1,012	154	-	354	-	-	206	-
2.05%	3,230	504	403	97	-	-	1,417	-
2.10%	5,256	230	-	316	-	-	-	-
2.15%	151	1	-	-	-	-	1	-
2.20%	6,681	523	-	63	-	5	4	-
2.25%	-	-	752	8,027	3,901	-	-	-
2.35%	60	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,610	-	-	-	-	-	-	-
2.50%	299	-	-	-	-	-	-	-
2.60%	1,072	-	-	-	-	-	-	-

	$65,913	$361,821	$147,878	$623,191	$10,393	$193,970	$121,569	$363

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS

0.95%	$23,812	$192,950	$11,472	$59,534	$-	$14	$-	$-
1.00%	11,834	63,527	4,990	22,601	-	-	-	-
1.05%	1,535	11,306	431	6,381	-	-	-	-
1.10%	7,745	58,404	3,803	30,199	-	-	2	-
1.15%	4,496	31,254	1,056	25,939	-	-	-	-
1.20%	12,132	129,092	7,466	74,638	-	83	-	-
1.25%	6,286	17,295	1,871	12,523	-	235	-	43
1.30%	13,008	33,457	2,816	12,653	-	-	-	-
1.35%	3,860	30,131	3,635	14,014	-	-	-	-
1.40%	10,831	33,593	2,374	7,946	-	-	-	-
1.45%	275	3,818	531	572	-	-	-	-
1.50%	606	4,876	221	4,924	-	-	-	-
1.55%	487	9,966	404	989	-	-	-	-
1.60%	2,425	5,755	5,357	3,303	522	1,394	421	-
1.65%	364	13,650	441	8,225	-	385	-	-
1.70%	85	4,297	85	41	-	-	-	-
1.75%	1,180	5,765	-	4,319	2,916	3,941	550	-
1.80%	73	3,193	120	2,703	-	-	-	-
1.85%	327	6,167	328	69	-	-	-	-
1.90%	-	-	-	137	-	-	-	-
1.95%	1,096	15,408	1,177	4,171	-	-	-	-
2.00%	-	-	-	695	-	-	-	-
2.05%	-	190	71	424	-	-	-	-
2.10%	38	1,167	38	6,351	-	-	-	-
2.15%	1	-	-	15	-	-	-	-
2.20%	3	125	3	1,523	-	-	-	-
2.25%	-	-	-	5,615	-	-	-	-
2.35%	-	-	-	68	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	125	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$102,499	$675,386	$48,690	$310,697	$3,438	$6,052	$973	$43

	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3

0.95%	$5,303	$26,284	$3,766	$273,568	$162,610	$-	$7,841
1.00%	1,787	17,219	231	64,343	43,929	-	2,397
1.05%	-	5,080	-	13,753	6,033	-	152
1.10%	1,789	10,272	17,373	116,515	92,354	-	1,921
1.15%	220	2,585	11,743	59,858	41,376	-	1,117
1.20%	1,432	35,506	617	195,561	130,904	-	3,498
1.25%	514	1,555	589	32,565	19,665	-	233
1.30%	581	743	364	29,016	17,236	-	198
1.35%	3,565	643	102	39,797	39,267	-	1,337
1.40%	391	1,546	-	55,377	37,299	-	3,014
1.45%	-	17	-	3,345	2,191	-	518
1.50%	1,467	23	-	18,049	8,272	7,280	98
1.55%	-	380	-	5,288	7,701	-	-
1.60%	1,216	1,220	-	22,064	15,267	2,401	-
1.65%	1,146	486	-	20,568	15,342	4,603	-
1.70%	-	411	-	1,915	601	-	102
1.75%	1,168	1,005	-	12,417	7,650	3,292	79
1.80%	-	28	-	7,580	10,173	4,001	123
1.85%	-	-	-	1,493	672	-	11
1.90%	1,409	251	-	5,016	763	786	-
1.95%	768	-	-	7,110	62	5,708	-
2.00%	324	-	-	1,628	1,751	-	-
2.05%	1,254	103	-	10,880	543	2,644	-
2.10%	144	360	-	5,709	612	3,362	-
2.15%	285	-	-	575	-	989	-
2.20%	293	-	-	8,716	420	3,906	9
2.25%	-	785	4	1	18	-	-
2.35%	-	-	-	183	-	915	-
2.40%	-	-	-	-	11	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.45%	210	216	-	-	1,734	-	204	-
2.50%	-	-	-	-	679	-	-	-
2.60%	134	-	-	-	2,201	-	193	-

	$25,400	$106,718	$7	$34,789	$1,017,504	$662,722	$40,284	$22,648

	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS

0.95%	$215	$-	$324,142	$-	$26,062	$-	$193,190	$-
1.00%	65	-	167,456	-	13,151	-	104,993	-
1.05%	-	-	22,793	-	1,496	-	16,382	-
1.10%	263	-	131,225	-	20,547	-	95,165	-
1.15%	47	-	70,064	-	1,848	-	43,985	-
1.20%	77	-	190,402	-	13,531	-	119,219	-
1.25%	15	317	38,425	-	4,787	2,290	28,767	-
1.30%	122	-	31,084	-	1,085	-	18,988	-
1.35%	-	-	53,874	-	4,972	-	21,974	-
1.40%	30	-	47,514	-	1,812	-	26,909	-
1.45%	-	-	8,999	-	68	-	4,381	-
1.50%	86	-	16,105	9,357	1,818	-	6,886	10,583
1.55%	137	-	7,591	-	1,935	-	2,071	-
1.60%	-	-	7,909	3,129	410	-	6,211	5,272
1.65%	-	-	17,777	12,727	900	-	9,670	22,458
1.70%	-	-	1,571	-	313	-	910	-
1.75%	-	-	10,082	4,899	838	-	1,724	3,812
1.80%	-	-	10,364	1,036	129	-	3,208	441
1.85%	-	-	1,084	-	302	-	669	-
1.90%	-	-	777	1,352	-	-	1,061	1,514
1.95%	-	-	74	3,018	-	-	98	12,038
2.00%	-	-	215	170	-	-	-	81
2.05%	-	-	413	2,241	-	-	70	3,701
2.10%	-	-	-	6,048	-	-	-	6,145
2.15%	-	-	-	-	30	-	-	-
2.20%	-	-	893	2,621	-	-	813	4,490
2.25%	-	-	3,825	-	-	-	11	-
2.35%	-	-	-	552	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	624	-	-	-	1,780
2.50%	-	-	-	-	-	-	-	1,340
2.60%	-	-	-	723	-	-	-	855

	$1,057	$317	$1,164,658	$48,497	$96,034	$2,290	$707,355	$74,510

	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2

0.95%	$29,552	$104,310	$1,570	$5,278	$8,820	$-	$-	$-
1.00%	10,438	42,592	56	163	4,271	-	-	-
1.05%	1,567	11,765	-	-	33	-	-	-
1.10%	7,915	34,514	5,695	17,947	4,930	-	-	-
1.15%	3,234	23,037	2,368	6,262	3,464	-	-	-
1.20%	18,279	112,891	83	154	1,129	-	-	-
1.25%	1,315	5,423	339	465	69	140	-	-
1.30%	15,789	13,654	493	172	50	-	-	-
1.35%	2,596	12,025	-	-	238	-	-	-
1.40%	8,578	15,365	-	-	583	-	-	-
1.45%	561	795	-	-	1,356	-	-	-
1.50%	176	3,291	-	-	513	-	3,179	19,338
1.55%	1,435	5,325	-	-	900	-	-	-
1.60%	319	11,937	-	-	135	-	1,577	6,718
1.65%	223	3,436	-	-	43	-	1,523	21,446
1.70%	786	986	-	-	428	-	-	-
1.75%	96	2,699	-	-	289	-	1,286	8,363
1.80%	76	4,436	-	-	-	-	1,246	2,679
1.85%	875	1,267	-	-	483	-	-	-
1.90%	-	52	-	-	-	-	2,022	7,599
1.95%	2,961	1,866	-	-	1,629	-	4,619	20,557
2.00%	-	-	-	-	-	-	725	899
2.05%	-	-	-	-	-	-	3,039	5,242
2.10%	283	73	-	-	201	-	1,926	13,768
2.15%	-	-	-	-	-	-	677	2,532
2.20%	7	3,611	-	-	-	-	2,137	8,343
2.25%	-	4,732	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	303
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	618	1,446
2.50%	-	-	-	-	-	-	81	614
2.60%	-	-	-	-	-	-	303	4,142

	$107,061	$420,082	$10,604	$30,441	$29,564	$140	$24,958	$123,989

	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$63	$656	$4,114	$146	$-	$675	$31
1.00%	-	-	285	1,400	-	-	-	-
1.05%	-	-	-	62	-	-	-	-
1.10%	-	56	538	1,805	258	-	682	972
1.15%	-	347	859	155	-	-	153	61
1.20%	-	-	2,538	3,338	-	-	-	14
1.25%	873	-	408	1,433	-	-	112	96

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.30%	-	58	70	28	-	-	35	-
1.35%	-	-	170	2,411	85	-	17	-
1.40%	-	55	153	988	1,729	-	-	-
1.45%	-	-	-	-	256	-	-	-
1.50%	-	-	2,394	1,431	-	1,571	-	-
1.55%	-	-	40	26	1,762	-	138	-
1.60%	-	132	516	-	-	859	-	-
1.65%	-	-	1,705	900	-	730	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	730	101	-	862	-	-
1.80%	-	-	284	117	-	153	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	79	68	-	879	-	-
1.95%	-	-	1,536	190	-	2,969	-	-
2.00%	-	-	-	34	-	-	-	-
2.05%	-	-	453	738	-	1,806	-	-
2.10%	-	-	377	116	-	2,596	-	-
2.15%	-	-	543	165	-	16	-	-
2.20%	-	-	2,182	340	-	318	-	-
2.25%	-	-	270	304	-	-	-	-
2.35%	-	-	245	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	325	161	-	1,398	-	-
2.50%	-	-	-	189	-	119	-	-
2.60%	-	-	100	-	-	376	-	-

	$873	$711	$17,456	$20,614	$4,236	$14,652	$1,812	$1,174

	IVRE	VYDS	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP

0.95%	$269	$2,651	$237	$-	$162	$18	$1,626	$477
1.00%	5	8,026	66	-	-	-	102	10
1.05%	-	317	-	-	-	-	-	-
1.10%	2,459	13,581	7,008	1,529	1,006	708	5,982	2,940
1.15%	1,032	1,966	3,524	770	189	418	1,090	478
1.20%	6	8,865	175	109	-	30	750	3
1.25%	94	1,627	45	-	166	58	-	-
1.30%	64	3,203	18	268	65	52	32	158
1.35%	-	430	-	-	-	-	-	-
1.40%	-	791	-	-	-	-	-	-
1.45%	-	118	-	-	-	-	-	-
1.50%	-	503	-	-	-	-	-	-
1.55%	-	522	-	-	-	-	-	-
1.60%	-	2,365	-	-	-	-	-	-
1.65%	-	149	-	-	-	-	-	-
1.70%	-	715	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$3,929	$45,829	$11,073	$2,676	$1,588	$1,284	$9,582	$4,066

	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWEMR	VWEM

0.95%	$762	$1,786	$57	$-	$20,655	$55,315	$65,181
1.00%	22	115	-	-	6,847	24,780	22,051
1.05%	-	-	-	-	1,669	5,347	4,535
1.10%	6,227	13,273	996	177	3,477	14,358	16,861
1.15%	3,694	7,900	82	1	1,174	5,100	8,727
1.20%	332	795	-	-	8,283	53,677	32,382
1.25%	83	827	-	71	745	3,024	4,076
1.30%	256	145	-	-	1,626	14,911	5,906
1.35%	-	-	-	-	1,956	5,727	3,748
1.40%	-	-	-	-	3,279	5,627	2,177
1.45%	-	-	-	-	2	556	966
1.50%	-	-	-	-	131	870	5,321
1.55%	-	-	-	-	372	1,594	689
1.60%	-	-	-	-	834	589	598
1.65%	-	-	-	-	1,033	855	873
1.70%	-	-	-	-	-	10	160
1.75%	-	-	-	-	1,164	1,165	126
1.80%	-	-	-	-	160	672	288
1.85%	-	-	-	-	20	19	18
1.90%	-	-	-	-	11	34	-
1.95%	-	-	-	-	732	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.00%	-	-	-	-	-	-	-
2.05%	-	-	-	-	516	346	685
2.10%	-	-	-	-	130	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	-	168	-	617
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	5	-	-

	$11,376	$24,841	$1,135	$249	$54,989	$194,576	$175,985

	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$141,939	$66,325	$621,198	$172,248	$343,959	$404,612	$70,609	$31,049
1.00%	69,309	18,940	47,384	5,456	13,641	16,063	1,546	769
1.05%	12,736	4,009	10,919	1,613	3,491	3,659	104	37
1.10%	39,285	17,444	783,850	193,424	354,770	466,987	70,554	51,333
1.15%	22,056	7,319	342,522	95,957	158,353	189,594	35,650	21,693
1.20%	106,866	27,356	106,906	6,969	13,167	14,348	2,250	2,021
1.25%	9,976	1,876	53,843	11,946	24,062	23,614	3,805	2,752
1.30%	22,126	2,965	19,424	3,255	4,021	2,340	740	25
1.35%	16,679	7,408	44,221	8,134	9,926	19,895	4,382	1,374
1.40%	16,825	7,015	166,218	31,793	85,585	64,837	10,976	2,935
1.45%	2,102	-	61,899	12,778	21,875	32,498	5,154	1,162
1.50%	4,736	-	25,366	2,867	10,515	17,865	1,756	242
1.55%	4,435	-	106,763	14,340	32,329	47,222	9,962	7,264
1.60%	3,089	1,217	57,439	13,083	33,198	31,156	8,135	1,514
1.65%	4,026	28	23,684	7,584	11,953	17,896	1,698	847
1.70%	648	42	3,997	742	1,065	185	591	114
1.75%	3,224	-	3,776	1,172	2,233	1,740	-	-
1.80%	5,496	286	8,243	1,577	3,308	3,820	538	1,016
1.85%	2,208	26	6,768	2,090	960	3,414	107	120
1.90%	113	-	130	22	334	215	-	-
1.95%	4,387	-	20,214	1,207	890	1,214	-	-
2.00%	-	-	3,738	324	7,581	1,957	308	279
2.05%	3,377	237	877	4	46	111	11	84
2.10%	408	-	211	39	58	65	-	319
2.15%	-	-	-	80	493	-	-	-
2.20%	1,418	32	688	-	-	-	-	-
2.25%	175	-	224	34	3,184	2,373	9	1
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	5	-	-	-	-	-	-	-

	$497,644	$162,525	$2,520,502	$588,738	$1,140,997	$1,367,680	$228,885	$126,950

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$4,566	$92,568	$424,305	$253,554	$130,668	$57,990	$1,993	$14,677
1.00%	830	1,556	15,036	9,808	2,907	1,012	95	127
1.05%	-	419	2,566	1,536	1,852	55	-	149
1.10%	728	137,725	454,590	306,185	151,938	69,732	5,091	19,182
1.15%	977	47,188	199,017	144,582	52,945	27,805	615	8,164
1.20%	112	6,001	17,627	9,373	6,850	2,543	22	1,546
1.25%	-	5,826	24,826	19,059	5,987	2,964	132	884
1.30%	14	1,098	4,809	2,888	160	298	25	461
1.35%	-	4,378	20,039	8,787	3,793	2,070	317	1,059
1.40%	197	35,440	78,363	46,040	21,703	11,068	512	2,907
1.45%	294	9,156	43,540	14,293	6,037	1,044	27	383
1.50%	169	1,940	22,974	8,924	12,459	1,685	134	87
1.55%	247	34,938	44,248	26,978	16,359	9,325	48	1,013
1.60%	-	8,284	35,080	24,366	7,316	1,829	112	764
1.65%	1	1,831	27,116	3,681	3,176	734	-	14
1.70%	-	515	1,242	692	611	142	-	22
1.75%	-	114	2,181	56	-	72	-	37
1.80%	-	2,143	3,952	2,361	1,059	585	-	-
1.85%	-	2,562	3,858	952	1,372	441	-	1,810
1.90%	-	7	317	113	119	-	-	-
1.95%	-	3,351	1,880	390	2,771	-	-	-
2.00%	-	1,411	1,519	510	2,567	247	-	287
2.05%	-	6	59	15	4	4	-	-
2.10%	-	54	36	-	-	-	-	-
2.15%	-	-	102	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	9	1,775	1,621	17	4,040	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$8,144	$400,286	$1,430,903	$885,160	$436,693	$191,645	$9,123	$53,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$51,925	$91,452	$23,896	$240,204	$224,129	$22,780	$155,074	$3
1.00%	788	4,165	1,148	5,033	6,057	1,629	986	-
1.05%	437	2,792	33	1,003	1,583	317	831	-
1.10%	62,479	76,244	45,822	305,408	248,972	37,922	212,716	-
1.15%	23,774	62,672	12,206	112,627	105,781	12,643	104,263	-
1.20%	2,987	1,990	1,743	12,127	10,250	1,166	6,231	242
1.25%	3,628	5,534	1,673	10,506	14,212	2,166	8,752	-
1.30%	1,194	2,357	43	2,686	946	281	1,067	-
1.35%	1,817	4,701	3,247	14,133	12,016	2,110	9,602	-
1.40%	12,252	14,998	7,769	52,133	41,612	3,908	36,361	-
1.45%	2,732	6,528	440	7,506	4,738	1,173	22,188	-
1.50%	1,676	6,259	880	9,314	11,776	514	8,069	-
1.55%	6,668	9,105	6,667	39,351	22,233	2,684	18,159	-
1.60%	4,543	14,954	1,955	18,525	11,953	1,743	23,852	1,200
1.65%	3,491	1,144	587	5,955	6,452	437	12,584	16
1.70%	534	358	95	367	509	253	592	-
1.75%	65	-	-	430	209	-	1,014	3,088
1.80%	520	5,810	314	3,280	3,207	37	1,591	-
1.85%	1,235	186	592	2,618	3,375	698	2,571	-
1.90%	5	47	-	104	113	-	146	-
1.95%	71	885	-	2,464	937	-	2,032	-
2.00%	1,000	2,553	37	1,441	981	325	2,258	-
2.05%	4	-	2	6	4	4	27	-
2.10%	-	-	-	64	35	-	51	-
2.15%	-	-	-	58	-	-	74	-
2.20%	-	-	-	-	-	-	-	-
2.25%	862	2,180	100	67	996	-	809	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$184,687	$316,914	$109,249	$847,410	$733,076	$92,790	$631,900	$4,549

	WFVSCG	NVAGF3	CSIEF3	GEF	GEF3	WSCP	AVB

0.95%	$33,241	$1,065	$5,033	$12,603	$7,867	$16,700	$234
1.00%	8,228	422	1,670	6,802	2,514	6,550	-
1.05%	2,476	228	398	1,701	714	4,152	-
1.10%	4,799	263	325	2,813	3,727	707	374
1.15%	3,133	263	1	375	1,525	332	107
1.20%	20,997	1,545	594	4,501	4,448	7,950	-
1.25%	2,533	149	-	1,576	757	950	33
1.30%	1,233	138	-	1,859	1,185	1,350	14
1.35%	3,722	51	15	426	1,248	143	9
1.40%	2,785	234	-	699	829	149	1
1.45%	2	49	-	83	231	40	-
1.50%	1,983	170	-	296	7	-	-
1.55%	1,210	16	-	65	235	7	83
1.60%	515	-	4	142	677	-	-
1.65%	8,784	-	-	303	102	-	-
1.70%	246	2	-	12	45	9	-
1.75%	-	-	1	-	190	-	-
1.80%	27	-	-	437	129	-	-
1.85%	-	-	-	7	86	6	-
1.90%	87	-	-	-	-	-	-
1.95%	2	-	-	-	35	-	-
2.00%	-	-	-	-	-	-	-
2.05%	2,020	-	-	35	119	-	-
2.10%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	38	21	-	-
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-

	$98,023	$4,595	$8,041	$34,773	$26,691	$39,045	$855

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $57,410,587 and $82,578,286, respectively, and total transfers from the Account to the fixed account were $164,303,670 and $156,242,720, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For contracts with the Extra Value option, the Company contributed $110 and $908 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For guaranteed minimum death benefits, the Company contributed $11,966,193 and $19,125,930 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$6,061,634,298	$0	$0	$6,061,634,298
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	$10,516	$181,004
Sterling Capital Select Equity VIF (BBGI)	140,210	596,676
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	14,485,618	4,365,746
Stock Index Fund, Inc. - Initial Shares (DSIF)	24,523,778	76,674,177
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	2,114,116	7,971,928
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	640	14,877
VA International Equity Fund (HVIE)	238,155	166,558
VA Situs Fund (HVSIT)	1,386,969	930,055
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,499,320	2,854,969
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	8,346	39,252
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	4,937,900	33,669,545
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	6,439,161	10,469,336
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	61,542	3,336,773
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	2,158,891	35,247,369
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,191,440	13,409,964
Investors Growth Stock Series - Service Class (MIGSC)	1,279	19,632
Mid Cap Growth Series - Service Class (MMCGSC)	2,738	415,244
New Discovery Series - Service Class (MNDSC)	167,442	466,850
Value Series - Service Class (MVFSC)	12,547,501	15,825,294
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	5,116,934	928,679
Core Plus Fixed Income Portfolio - Class I (MSVFI)	69,473,351	69,998,761
Core Plus Fixed Income Portfolio - Class II (MSVF2)	32,616	81,977
Emerging Markets Debt Portfolio - Class I (MSEM)	791,455	2,674,982
Mid Cap Growth Portfolio - Class I (MSVMG)	186	22,295
U.S. Real Estate Portfolio - Class I (MSVRE)	33,774	238,618
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	4,487,408	40,017,348
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	151,351	910,620
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,386,279	6,758,682
American Funds NVIT Bond Fund - Class II (GVABD2)	2,277,179	7,678,867
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,565,783	7,079,706
American Funds NVIT Growth Fund - Class II (GVAGR2)	5,888,431	9,318,263
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	2,260,082	2,836,617
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,615,496	7,812,357
Federated NVIT High Income Bond Fund - Class III (HIBF3)	12,786,078	16,899,081
NVIT Emerging Markets Fund - Class I (GEM)	76,017	510,861
NVIT Emerging Markets Fund - Class III (GEM3)	2,378,684	16,292,020
NVIT Emerging Markets Fund - Class VI (GEM6)	55,724	271,972
NVIT International Equity Fund - Class I (GIG)	7,061,369	1,431,111
NVIT International Equity Fund - Class III (GIG3)	5,604,649	7,091,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	56,081	11,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,892,113	17,822,951
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,440,887	1,748,123
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	852	2,600
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	612,450	373,335
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,159,518	4,600,276
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,220,804	1,263,657
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	7,936,444	7,023,135
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	5,742,577	6,328,357
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	2,606,575	2,368,531
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,161,220	1,702,488
NVIT Core Bond Fund - Class I (NVCBD1)	3,746,539	3,000,741
NVIT Core Bond Fund - Class II (NVCBD2)	188,549	98,725
NVIT Core Plus Bond Fund - Class II (NVLCP2)	4,806,422	2,738,704
NVIT Fund - Class I (TRF)	1,542,818	21,940,499
NVIT Fund - Class II (TRF2)	5,697	152,853
NVIT Government Bond Fund - Class I (GBF)	20,874,773	65,721,558
NVIT Government Bond Fund - Class II (GBF2)	262,356	2,608,823
American Century NVIT Growth Fund - Class I (CAF)	3,059,367	6,107,276
NVIT International Index Fund - Class VIII (GVIX8)	5,419,822	1,978,450
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,553,113	12,001,191
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,495,691	1,040,990
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	168,427	234,718
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	6,580,968	13,677,553
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,953,877	57,144,189
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,633,453	30,939,223
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,980,941	17,880,447
NVIT Mid Cap Index Fund - Class I (MCIF)	6,354,334	26,940,754
NVIT Money Market Fund - Class I (SAM)	155,153,493	178,953,316
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,500	1,883
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	1,325,751	11,256,314
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	51	241
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	823,547	3,693,760
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	17,955	117,566
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,902,407	8,821,728
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	13	338,178
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,930,254	3,350,364
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	164,299	1,147,515
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,147,808	25,319,393
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	350,916	2,251,340
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,216,870	15,704,392
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,484,359	9,578,042
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	14,028	147,196
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	953,105	24,405,301
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	18,128	413,581
NVIT Multi-Manager Small Company Fund - Class I (SCF)	714,441	24,171,004
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	89,187	974,577
NVIT Multi-Sector Bond Fund - Class I (MSBF)	7,581,196	18,041,705
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,153,342	9,132,090
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,022,419	116,789,339
NVIT Large Cap Growth Fund - Class II (NVOLG2)	146,886	3,382,593
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,330,071	1,421,750
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	3,282,463	7,236,636
NVIT Real Estate Fund - Class I (NVRE1)	4,216,653	21,228,647
VPS Growth and Income Portfolio - Class B (ALVGIB)	46,032	285,980
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	11,928	528,720
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	2,771,828	4,328,852
VP Income & Growth Fund - Class I (ACVIG)	1,937,841	12,966,624
VP Income & Growth Fund - Class II (ACVIG2)	33,206	505,142
VP Inflation Protection Fund - Class II (ACVIP2)	20,731,080	17,549,313
VP International Fund - Class I (ACVI)	173,194	492,029
VP International Fund - Class III (ACVI3)	5,123	20,133
VP Mid Cap Value Fund - Class I (ACVMV1)	4,758,007	3,857,518
VP Mid Cap Value Fund - Class II (ACVMV2)	26,004	82,736
VP Ultra(R) Fund - Class I (ACVU1)	-	13,427
VP Value Fund - Class I (ACVV)	188,911	364,397
VP Value Fund - Class II (ACVV2)	2	414
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,556,777	7,187,739
Appreciation Portfolio - Initial Shares (DCAP)	8,918,958	9,908,181
Appreciation Portfolio - Service Shares (DCAPS)	312,492	668,774
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	35,061	73,522
International Value Portfolio - Initial Shares (DVIV)	2,184	15,009
Capital Appreciation Fund II - Service Shares (FCA2S)	3,915	83,068
High Income Bond Fund II - Service Shares (FHIBS)	499,818	742,634
Quality Bond Fund II - Primary Shares (FQB)	7,630,978	27,724,555
Quality Bond Fund II - Service Shares (FQBS)	495,185	1,591,966
Contrafund Portfolio - Service Class 2 (FC2)	-	9,757
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	33,889	261,918
VIP Fund - Contrafund Portfolio - Service Class (FCS)	333,848	2,137,209
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,525,873	10,142,315
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	6,690,892	47,277,675
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	215,610	1,850,246
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	3,912,459	2,653,259
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	1,550	10,076
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,868,615	1,789,289
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,040	18,126
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	3,350,389	1,865,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	233,453	270,869
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	72,342	166,578
VIP Fund - Growth Portfolio - Service Class (FGS)	7,457,569	32,871,164
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	96,221	580,010
VIP Fund - High Income Portfolio - Service Class (FHIS)	3,405,530	13,169,586
VIP Fund - High Income Portfolio - Service Class R (FHISR)	48,241,371	51,574,055
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	10,344,797	21,063,706
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,228,857	15,020,612
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	233,054	2,490,068
VIP Fund - Overseas Portfolio - Service Class (FOS)	290,709	3,990,168
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	175,832	1,022,167
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,666,964	7,756,229
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	578,904	4,371,995
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,607,683	10,974,297
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	105,051	94,576
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	11,662,254	19,714,924
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	3,669,175	8,456,694
Templeton Foreign Securities Fund - Class 2 (TIF2)	947	3,486
Templeton Foreign Securities Fund - Class 3 (TIF3)	3,237,278	3,767,282
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	12,636,142	12,159,313
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,920,361	2,143,079
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,571,833	9,262,614
Guardian Portfolio - I Class Shares (AMGP)	1,006	9,493
International Portfolio - S Class Shares (AMINS)	-	77
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	87,442	249,228
Partners Portfolio - I Class Shares (AMTP)	12,130	21,639
Regency Portfolio - S Class Shares (AMRS)	12	1,112
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,483,265	2,864,772
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,997,991	3,139,089
Capital Appreciation Fund/VA - Service Class (OVCAFS)	2	1,656
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	87,503	641,382
Global Securities Fund/VA - Class 3 (OVGS3)	3,147,567	18,896,233
Global Securities Fund/VA - Non-Service Shares (OVGS)	914,540	15,437,055
Global Securities Fund/VA - Service Class (OVGSS)	25,627	752,681
High Income Fund/VA - Class 3 (OVHI3)	1,041,088	2,694,357
High Income Fund/VA - Non-Service Shares (OVHI)	11,078	61,318
High Income Fund/VA - Service Class (OVHIS)	2,617	3,632
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	26,145,154	47,127,022
Main Street Fund(R)/VA - Service Class (OVGIS)	101,947	606,880
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	13,102,994	10,727,417
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	2,007	36,293
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	4,406,045	17,581,347
Global Strategic Income Fund/VA: Service Shares (OVSBS)	709,582	1,390,050
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	7,214,686	4,820,409
Low Duration Portfolio - Advisor Class (PMVLAD)	18,026,348	12,973,874
Real Return Portfolio - Administrative Class (PMVRRA)	985,715	665,928
Total Return Portfolio - Administrative Class (PMVTRA)	775,296	976,068
Total Return Portfolio - Advisor Class (PMVTRD)	7,680,911	1,342,819
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	281	1,066
Capital Growth Portfolio - Class II (ACEG2)	103,504	408,611
Comstock Portfolio - Class II (ACC2)	162,546	1,811,290
V.I. Basic Value Fund - Series II (AVBV2)	1,440	6,937
V.I. Capital Appreciation Fund - Series I (AVCA)	2,582	46,932
V.I. Capital Appreciation Fund - Series II (AVCA2)	166,132	223,729
V.I. Capital Development Fund - Series II (AVCD2)	1,527,672	1,365,325
V.I. Core Equity Fund - Series I (AVGI)	20,287	363,443
V.I. Core Equity Fund - Series II (AVCE2)	74,209	232,958
V.I. Equity and Income Fund - Series I (IVKEI1)	288,420	26,752
V.I. Global Health Care Fund - Series I (IVHS)	41,580	62,561
V.I. Global Real Estate Fund - Series I (IVRE)	231,229	241,900
Diversified Stock Fund Class A Shares (VYDS)	48,008	1,105,354
Micro-Cap Portfolio - Investment Class (ROCMC)	150,343	221,106
Series D (Global Series) (SBLD)	38,651	15,222
Series J (Mid Cap Growth Series) (SBLJ)	21,124	35,749
Series N (Managed Asset Allocation Series) (SBLN)	2,280	44,122
Series O (All Cap Value Series) (SBLO)	152,245	414,206
Series P (High Yield Series) (SBLP)	192,178	204,191
Series Q (Small Cap Value Series) (SBLQ)	340,577	458,233
Series V (Mid Cap Value Series) (SBLV)	323,168	632,158
Series X (Small Cap Growth Series) (SBLX)	46,405	79,187
Series Y (Select 25 Series) (SBLY)	13,744	16,399
Blue Chip Growth Portfolio - II (TRBCG2)	1	1
Equity Income Portfolio - II (TREI2)	1,586	2,342
Health Sciences Portfolio - II (TRHS2)	10,423,898	3,793,554
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	2,093,411	7,973,010
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	540,056	3,514,298
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	10,355,041	15,601,914
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	735,102	2,762,949
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	5,545,574	57,364,112
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	5,490,805	12,629,514
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	6,876,846	24,340,416
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	5,085,135	29,604,174
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,492,661	5,498,133
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,849,007	4,634,634
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)	1,837,127	440,542
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	458,597	12,441,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,308,138	30,985,415
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	11,142,576	23,693,867
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	361,057	12,076,983
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)	1,000,986	4,681,872
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)	3,144,171	767,157
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	333,879	1,719,399
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	2,566,443	6,315,636
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	21,548,037	24,080,186
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	554,767	3,054,707
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	3,109,246	20,081,344
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,063,724	16,810,627
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	806,038	2,432,018
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	917,671	13,819,861
Advantage VT Opportunity Fund - Class 2 (SVOF)	108,348	113,670
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	35,408,278	39,917,032
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	156,581	1,619,578
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	316,860	1,245,473
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	44,468	7,116,175
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	145,108	5,164,448
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	138,709	4,646,618
V.I. Basic Balanced Fund - Series I(obsolete) (AVB)	80,028	290,516

Total	$928,919,352	$2,131,042,641

(5)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2011	0.95% to 1.70%	50,679	$10.65 to $ 9.86	$517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
Sterling Capital Select Equity VIF (BBGI)
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
VA International Equity Fund (HVIE)
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.95% to 2.20%	2,777,451	$20.42 to $ 18.06	$55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.30 to 26.59	178,045,971	0.44%	26.85% to 24.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
Investors Growth Stock Series - Service Class (MIGSC)
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
2007	1.25% to 2.25%	20,042	13.07 to 12.50	261,817	0.09%	9.63% to 8.51%
Mid Cap Growth Series - Service Class (MMCGSC)
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
New Discovery Series - Service Class (MNDSC)
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
Value Series - Service Class (MVFSC)
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.95% to 2.25%	9,880,961	$13.99 to $13.50	$137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.40%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2011	0.95% to 2.20%	523,208	$ 10.97 to $ 9.51	$5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
NVIT International Equity Fund - Class III (GIG3)
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class II (NVCBD2)
2011	1.50% to 2.50%	79,379	$ 11.57 to $ 11.14	$904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Fund - Class I (TRF)
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.50 to 11.15	279,523,271	1.05%	7.15% to 5.36%
NVIT Fund - Class II (TRF2)
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
NVIT Government Bond Fund - Class I (GBF)
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
NVIT Government Bond Fund - Class II (GBF2)
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.40% to 16.62%
NVIT International Index Fund - Class VIII (GVIX8)
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 2.60%	15,869,278	$12.27 to $ 11.63	$212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
NVIT Money Market Fund - Class I (SAM)
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.95% to 2.60%	390,315	$ 8.27 to $ 7.78	$3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	1.50% to 2.60%	708,208	$ 13.25 to $ 12.86	$9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0% to -1.13%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
VP Income & Growth Fund - Class II (ACVIG2)
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
VP International Fund - Class I (ACVI)
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
VP International Fund - Class III (ACVI3)
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.95% to 2.20%	958,698	$12.02 to $ 11.18	$11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.90%
VP Mid Cap Value Fund - Class II (ACVMV2)
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
VP Ultra(R) Fund - Class I (ACVU1)
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
VP Value Fund - Class I (ACVV)
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
Appreciation Portfolio - Service Shares (DCAPS)
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
International Value Portfolio - Initial Shares (DVIV)
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	1.50% to 2.60%	50,099	$ 10.35 to $ 9.28	$ 496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
High Income Bond Fund II - Service Shares (FHIBS)
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
Quality Bond Fund II - Service Shares (FQBS)
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
Fidelity(R) VIP Fund - Value Strategies Portfolio -Service Class 2 (FVSS2)
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
VIP Fund -Equity-Income Portfolio - Service Class 2 (FEI2)
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.95% to 1.95%	763,176	$10.88 to $ 10.27	$8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.95% to 2.20%	1,153,475	$12.51 to $ 8.96	$14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.10 to 14.75	31,684,564	0.95%	4.59% to 3.02%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.95% to 2.35%	2,113,398	$ 10.75 to $ 9.50	$22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
Guardian Portfolio - I Class Shares (AMGP)
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
Partners Portfolio - I Class Shares (AMTP)
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
Regency Portfolio - S Class Shares (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2011	1.50% to 2.60%	125,525	$14.25 to $ 12.79	$1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.60 to 9.52	1,752,944	0.00%	-4.00% to -4.85%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
High Income Fund/VA - Service Class (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.14% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****
Low Duration Portfolio -Advisor Class (PMVLAD)
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.95% to 1.30%	86,160	$14.23 to $ 13.96	$1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
Capital Growth Portfolio - Class II (ACEG2)
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
Comstock Portfolio - Class II (ACC2)
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
V.I. Basic Value Fund -Series II (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
V.I. Core Equity Fund - Series I (AVGI)
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
V.I. Core Equity Fund - Series II (AVCE2)
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
V.I. Equity and Income Fund - Series I (IVKEI1)
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	*	***

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Global Health Care Fund - Series I (IVHS)
2011	0.95% to 1.25%	7,570	$11.33 to $ 11.14	$84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
V.I. Global Real Estate Fund - Series I (IVRE)
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
Diversified Stock Fund Class A Shares (VYDS)
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.90% to 7.64%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
Series D (Global Series) (SBLD)
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
Series J (Mid Cap Growth Series) (SBLJ)
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
Series N (Managed Asset Allocation Series) (SBLN)
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
Series O (All Cap Value Series) (SBLO)
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
Series P (High Yield Series) (SBLP)
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
Series Q (Small Cap Value Series) (SBLQ)
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
Series V (Mid Cap Value Series) (SBLV)
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series X (Small Cap Growth Series) (SBLX)
2011	1.10% to 1.15%	8,735	$ 9.38 to $ 9.36	$81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
Series Y (Select 25 Series) (SBLY)
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
Health Sciences Portfolio - II (TRHS2)
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.30% to 34.57%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	0.95% to 2.25%	9,558,169	$ 11.40 to $ 9.89	$107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.95% to 2.25%	565,907	$14.97 to $ 13.57	$8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.30	12,023,934	0.01%	-5.05% to -6.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.80%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
Gartmore NVIT Worldwide Leaders Fund -Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	$ 9.29 to $ 10.11	$3,287,420	1.67%	-41.60% to -42.01%
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio -Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	$12.30 to $ 12.16	$4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707
2007	Reserves for annuity contracts in payout phase:			100,490,623
2007	Contract owners equity:			$14,026,009,866

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.                     Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2011 .

Statement of Operations for the year ended
December 31, 2011 .

Statements of Changes in Contract Owners' Equity
for the years ended December 31, 2011 and 2010 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2011 , 2010 and 2009 .

Consolidated Balance Sheets as of December
31, 2011 and 2010 .

Consolidated Statements of Changes in
Equity as of December 31, 2011 ,
2010 and 20 09 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2011 , 20 10 and 2009 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter -  Filed previously on June 4, 1998 with initial Registration Statement (File No.333-56073) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not applicable.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm"

(7)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(9)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"

(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005 , as amended, under document "nwfpa99h12a.htm"

(12)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007 , as amended, under document "nwfpa99h12b.htm"

(13)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(14)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(15)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(16)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(17)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

(18)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) as amended, dated April 13, 2004, as document "blackrockfpa.htm".

(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".

(20)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002, as document "roycefpa.htm".

(21)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(22)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".

(23)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.

(2 4 )	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, as document "sbl_fpa.htm".

The following Fund Participation Agreement wase previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and is hereby incorporated by reference.

(2 5 )	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, as document "jpmorganfpa.htm".

The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.

(26)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2012   was 20,836 and 912 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)(1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a)(2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account

Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I

SBL Variable Annuity Account III

SBL Variable Annuity Account IV

SBL Variable Life Insurance Account (Varilife)

Security Varilife Separate Account (Security Elite Benefit)

Security Varilife Separate Account (Security Varilife)

Variable Annuity Account VIII (Variflex Extra Credit)

Variable Annuity Account VIII (Variflex LS)

Variable Annuity Account VIII (Variflex Signature)

Variable Annuity Account IX

Variable Annuity Account XI (Scarborough Advantage Variable Annuity)

SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)

SBL Variable Annuity Account XIV (AEA Variable Annuity)

SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)

SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)

SBL Variable Annuity Account XIV (NEA Valuebuilder)

SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)

SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)

SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)

SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)

SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

Parkstone Advantage Variable Annuity

Variflex Separate Account (Variflex)

Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A (EliteDesigns Variable Annuity)

Variable Annuity Account A (AdvisorDesigns Variable Annuity)

Variable Annuity Account B (SecureDesigns Variable Annuity)

Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(b)(1)	NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financ e Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)           Directors and Officers of SDI:

Name and Principal Business Address*	Position and Offices with Underwriter
James F. Mullery	President and Director
Amy J. Lee	Secretary and Chief Compliance Officer
Lorette Ziegler	Treasurer
Kurt E. Auleta	Vice President and Director
Ken DiFrancesca	Vice President and Director
James J. Kiley	Vice President
Michael K. Reidy	Vice President and Director
Christopher D. Swickard	Vice President, Assistant Secretary and Director
Kevin M. Watt	Vice President
Donald A. Wiley	Vice President
Michael P. Kiley	Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)(1)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
(c)(2)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/ 11	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$ 339,278.07	$0	$0	$ 0

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 24 th   day of April , 2012 .
NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24 th   day of April , 2012 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson , Senior Vice President- Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact